Schedule of Investments (unaudited)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$632	$514,338
3.38%, 03/01/41 (Call 09/01/40)	309	215,828
4.65%, 10/01/28 (Call 07/01/28)	1,233	1,190,188
4.75%, 03/30/30 (Call 12/30/29)	690	656,870
5.38%, 06/15/33 (Call 03/15/33)	478	464,927
5.40%, 10/01/48 (Call 04/01/48)	836	734,482
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	938	785,704
2.60%, 08/01/31 (Call 05/01/31)(a)	1,235	1,020,766
3.60%, 04/15/26 (Call 01/15/26)	2,255	2,174,450
4.20%, 06/01/30 (Call 03/01/30)	977	910,401
		8,667,954
Aerospace & Defense — 1.6%
Airbus SE
3.15%, 04/10/27 (Call 01/10/27)(b)	1,290	1,214,895
3.95%, 04/10/47 (Call 10/10/46)(a)(b)	955	774,050
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	715	759,572
BAE Systems Holdings Inc.
3.85%, 12/15/25 (Call 09/15/25)(b)	1,349	1,306,233
4.75%, 10/07/44(b)	483	418,480
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	1,325	1,049,726
3.00%, 09/15/50 (Call 03/15/50)(b)	485	312,807
3.40%, 04/15/30 (Call 01/15/30)(b)	1,590	1,420,853
5.80%, 10/11/41(b)	1,192	1,165,497
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/24)	6,595	6,165,323
2.25%, 06/15/26 (Call 03/15/26)	811	749,630
2.50%, 03/01/25 (Call 12/01/24)	397	380,747
2.60%, 10/30/25 (Call 07/30/25)	855	807,949
2.70%, 02/01/27 (Call 12/01/26)	1,380	1,274,836
2.75%, 02/01/26 (Call 01/01/26)	1,370	1,295,880
2.80%, 03/01/27 (Call 12/01/26)	847	781,998
2.95%, 02/01/30 (Call 11/01/29)	1,485	1,292,028
3.10%, 05/01/26 (Call 03/01/26)	825	783,425
3.20%, 03/01/29 (Call 12/01/28)	930	841,729
3.25%, 02/01/28 (Call 12/01/27)	573	531,947
3.25%, 03/01/28 (Call 12/01/27)	697	638,554
3.25%, 02/01/35 (Call 11/01/34)	811	651,866
3.30%, 03/01/35 (Call 09/01/34)	198	154,586
3.38%, 06/15/46 (Call 12/15/45)(a)	525	359,458
3.45%, 11/01/28 (Call 08/01/28)(a)	732	669,007
3.50%, 03/01/39 (Call 09/01/38)	607	454,767
3.50%, 03/01/45 (Call 09/01/44)	468	322,224
3.55%, 03/01/38 (Call 09/01/37)	225	172,053
3.60%, 05/01/34 (Call 02/01/34)	888	753,544
3.63%, 02/01/31 (Call 11/01/30)	1,335	1,201,237
3.63%, 03/01/48 (Call 09/01/47)	558	384,995
3.65%, 03/01/47 (Call 09/01/46)	470	319,019
3.75%, 02/01/50 (Call 08/01/49)	1,613	1,171,694
3.83%, 03/01/59 (Call 09/01/58)(a)	799	548,117
3.85%, 11/01/48 (Call 05/01/48)(a)	521	377,586
3.90%, 05/01/49 (Call 11/01/48)(a)	1,007	748,341
3.95%, 08/01/59 (Call 02/01/59)	1,077	766,550
4.88%, 05/01/25 (Call 04/01/25)	3,083	3,050,575
5.04%, 05/01/27 (Call 03/01/27)	2,650	2,632,755
5.15%, 05/01/30 (Call 02/01/30)	4,940	4,894,426
5.71%, 05/01/40 (Call 11/01/39)	3,570	3,519,829
Security	Par (000)	Value

Aerospace & Defense (continued)
5.81%, 05/01/50 (Call 11/01/49)	$6,154	$6,002,074
5.88%, 02/15/40	670	664,342
5.93%, 05/01/60 (Call 11/01/59)	4,057	3,938,116
6.13%, 02/15/33	879	914,684
6.63%, 02/15/38	487	514,292
6.88%, 03/15/39	688	744,246
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	919	839,228
2.13%, 08/15/26 (Call 05/15/26)	121	112,584
2.25%, 06/01/31 (Call 03/01/31)	810	674,837
2.63%, 11/15/27 (Call 08/15/27)	595	546,288
2.85%, 06/01/41 (Call 12/01/40)(a)	1,200	861,746
3.25%, 04/01/25 (Call 03/01/25)	926	902,771
3.50%, 05/15/25 (Call 03/15/25)	881	860,631
3.50%, 04/01/27 (Call 02/01/27)	1,318	1,263,711
3.60%, 11/15/42 (Call 05/14/42)	414	324,765
3.63%, 04/01/30 (Call 01/01/30)	1,010	937,201
3.75%, 05/15/28 (Call 02/15/28)	1,061	1,016,442
4.25%, 04/01/40 (Call 10/01/39)	1,257	1,104,173
4.25%, 04/01/50 (Call 10/01/49)	915	787,581
HEICO Corp.
5.25%, 08/01/28 (Call 07/01/28)	565	563,553
5.35%, 08/01/33 (Call 05/01/33)	690	674,483
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	375	357,016
4.95%, 08/15/25 (Call 05/15/25)	355	351,444
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(a)	485	427,406
5.90%, 02/01/27	150	150,972
5.95%, 02/01/37	500	491,520
6.75%, 01/15/28(a)	175	180,619
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)(a)	918	722,532
2.90%, 12/15/29 (Call 09/15/29)	1,021	890,708
3.83%, 04/27/25 (Call 01/27/25)	941	917,926
3.85%, 12/15/26 (Call 09/15/26)	927	895,034
4.40%, 06/15/28 (Call 03/15/28)	2,197	2,124,629
4.85%, 04/27/35 (Call 10/27/34)	632	592,954
5.05%, 04/27/45 (Call 10/27/44)(a)	814	744,837
5.40%, 01/15/27(a)	1,200	1,209,976
5.40%, 07/31/33 (Call 04/30/33)	1,285	1,280,794
5.60%, 07/31/53 (Call 01/31/53)	270	268,039
6.15%, 12/15/40	541	558,133
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	760	627,659
2.80%, 06/15/50 (Call 12/15/49)	1,211	793,328
3.55%, 01/15/26 (Call 10/15/25)	1,636	1,595,454
3.60%, 03/01/35 (Call 09/01/34)	654	570,456
3.80%, 03/01/45 (Call 09/01/44)	1,384	1,115,418
3.90%, 06/15/32 (Call 03/15/32)(a)	1,375	1,271,211
4.07%, 12/15/42	1,535	1,306,039
4.09%, 09/15/52 (Call 03/15/52)	1,391	1,148,251
4.15%, 06/15/53 (Call 12/15/52)	1,650	1,368,548
4.30%, 06/15/62 (Call 12/15/61)	1,099	905,656
4.45%, 05/15/28 (Call 04/15/28)(a)	520	513,392
4.50%, 05/15/36 (Call 11/15/35)	667	625,747
4.70%, 05/15/46 (Call 11/15/45)	1,232	1,126,206
4.75%, 02/15/34 (Call 11/15/33)	975	950,526
4.95%, 10/15/25 (Call 09/15/25)	604	603,927
5.10%, 11/15/27 (Call 10/15/27)	1,127	1,143,026
5.20%, 02/15/55 (Call 08/15/54)	360	351,932

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
5.25%, 01/15/33 (Call 10/15/32)	$1,010	$1,031,250
5.70%, 11/15/54 (Call 05/15/54)	1,355	1,424,616
5.72%, 06/01/40	95	98,155
5.90%, 11/15/63 (Call 05/15/63)	1,040	1,119,617
Series B, 6.15%, 09/01/36(a)	715	772,368
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)(a)	1,152	1,119,743
3.20%, 02/01/27 (Call 11/01/26)	971	917,187
3.25%, 01/15/28 (Call 10/15/27)	2,274	2,125,826
3.85%, 04/15/45 (Call 10/15/44)	673	524,833
4.03%, 10/15/47 (Call 04/15/47)	3,189	2,554,622
4.40%, 05/01/30 (Call 02/01/30)	1,211	1,167,706
4.70%, 03/15/33 (Call 12/15/32)(a)	1,340	1,296,863
4.75%, 06/01/43	1,384	1,246,692
4.95%, 03/15/53 (Call 09/15/52)	645	593,589
5.05%, 11/15/40(a)	774	720,978
5.15%, 05/01/40 (Call 11/01/39)	561	535,346
5.25%, 05/01/50 (Call 11/01/49)	1,065	1,023,215
Northrop Grumman Systems Corp., 7.75%, 02/15/31	175	199,894
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	1,150	900,953
2.25%, 07/01/30 (Call 04/01/30)	1,071	891,366
2.38%, 03/15/32 (Call 12/15/31)	1,492	1,197,474
2.65%, 11/01/26 (Call 08/01/26)	992	925,521
2.82%, 09/01/51 (Call 03/01/51)	1,550	949,242
3.03%, 03/15/52 (Call 09/15/51)	710	449,627
3.13%, 05/04/27 (Call 02/04/27)	985	919,259
3.13%, 07/01/50 (Call 01/01/50)	1,175	770,332
3.50%, 03/15/27 (Call 12/15/26)	2,110	1,999,237
3.75%, 11/01/46 (Call 05/01/46)	1,582	1,172,106
3.95%, 08/16/25 (Call 06/16/25)	1,510	1,472,362
4.05%, 05/04/47 (Call 11/04/46)	1,017	790,846
4.13%, 11/16/28 (Call 08/16/28)	2,934	2,792,044
4.15%, 05/15/45 (Call 11/16/44)	1,232	980,932
4.20%, 12/15/44 (Call 06/15/44)	330	248,688
4.35%, 04/15/47 (Call 10/15/46)	1,423	1,158,465
4.45%, 11/16/38 (Call 05/16/38)	1,109	968,215
4.50%, 06/01/42	4,029	3,460,364
4.63%, 11/16/48 (Call 05/16/48)	1,870	1,604,143
4.70%, 12/15/41	575	497,725
4.80%, 12/15/43 (Call 06/15/43)(a)	729	633,017
4.88%, 10/15/40	456	409,997
5.00%, 02/27/26 (Call 01/27/26)	425	422,717
5.15%, 02/27/33 (Call 11/27/32)	1,055	1,036,227
5.38%, 02/27/53 (Call 08/27/52)(a)	1,355	1,294,887
5.40%, 05/01/35	655	647,271
5.70%, 04/15/40(a)	475	465,509
5.75%, 11/08/26 (Call 10/08/26)	1,200	1,216,024
5.75%, 01/15/29 (Call 12/15/28)	975	995,250
6.00%, 03/15/31 (Call 01/15/31)	2,400	2,485,596
6.05%, 06/01/36(a)	555	573,132
6.10%, 03/15/34 (Call 12/15/33)	1,525	1,597,980
6.13%, 07/15/38	805	833,960
6.40%, 03/15/54 (Call 09/15/53)	725	787,032
6.70%, 08/01/28(a)	275	290,035
7.20%, 08/15/27	150	158,847
7.50%, 09/15/29	1,130	1,250,913
		157,267,646
Security	Par (000)	Value

Agriculture — 1.2%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	$1,141	$1,091,898
2.45%, 02/04/32 (Call 11/04/31)	2,555	2,006,755
2.63%, 09/16/26 (Call 06/16/26)(a)	870	810,666
3.40%, 05/06/30 (Call 02/06/30)	1,038	921,804
3.40%, 02/04/41 (Call 08/04/40)(a)	1,816	1,253,986
3.70%, 02/04/51 (Call 08/04/50)	1,676	1,118,051
3.88%, 09/16/46 (Call 03/16/46)	1,929	1,357,296
4.00%, 02/04/61 (Call 08/04/60)(a)	1,080	740,579
4.25%, 08/09/42	960	733,706
4.40%, 02/14/26 (Call 12/14/25)	1,639	1,608,187
4.45%, 05/06/50 (Call 11/06/49)	42	31,510
4.50%, 05/02/43	1,257	991,596
4.80%, 02/14/29 (Call 11/14/28)(a)	2,524	2,462,965
5.38%, 01/31/44(a)	1,855	1,799,786
5.80%, 02/14/39 (Call 08/14/38)(a)	2,449	2,408,743
5.95%, 02/14/49 (Call 08/14/48)(a)	3,091	3,012,159
6.20%, 11/01/28 (Call 10/01/28)(a)	450	463,025
6.20%, 02/14/59 (Call 08/14/58)	478	480,112
6.88%, 11/01/33 (Call 08/01/33)(a)	330	350,299
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	1,490	1,404,260
2.70%, 09/15/51 (Call 03/15/51)	1,095	684,684
2.90%, 03/01/32 (Call 12/01/31)	930	799,860
3.25%, 03/27/30 (Call 12/27/29)	1,057	958,271
3.75%, 09/15/47 (Call 03/15/47)	815	624,117
4.02%, 04/16/43	793	637,156
4.50%, 08/15/33 (Call 05/15/33)	165	157,615
4.50%, 03/15/49 (Call 09/15/48)	655	569,753
4.54%, 03/26/42	430	376,925
5.38%, 09/15/35	575	578,379
5.77%, 03/01/41(a)(c)	255	255,387
5.94%, 10/01/32(a)	506	537,958
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,938	1,697,764
2.73%, 03/25/31 (Call 12/25/30)(a)	1,164	948,261
3.22%, 09/06/26 (Call 07/06/26)	1,110	1,046,155
3.46%, 09/06/29 (Call 06/06/29)	942	838,838
3.56%, 08/15/27 (Call 05/15/27)	1,753	1,640,961
3.73%, 09/25/40 (Call 03/25/40)	1,065	754,824
3.98%, 09/25/50 (Call 03/25/50)(a)	1,281	862,139
4.39%, 08/15/37 (Call 02/15/37)	3,083	2,490,512
4.54%, 08/15/47 (Call 02/15/47)	3,084	2,257,138
4.70%, 04/02/27 (Call 02/02/27)	1,669	1,629,258
4.74%, 03/16/32 (Call 12/16/31)	1,197	1,109,104
4.76%, 09/06/49 (Call 03/06/49)	1,281	955,987
4.91%, 04/02/30 (Call 01/02/30)	1,486	1,418,399
5.28%, 04/02/50 (Call 02/02/49)	878	706,309
5.65%, 03/16/52 (Call 09/16/51)	977	836,341
6.34%, 08/02/30 (Call 06/02/30)	725	744,239
6.42%, 08/02/33 (Call 05/02/33)	965	982,558
7.08%, 08/02/43 (Call 02/02/43)	515	524,162
7.08%, 08/02/53 (Call 02/02/53)	1,140	1,156,483
7.75%, 10/19/32 (Call 07/19/32)(a)	530	585,854
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	1,383	1,267,810
4.45%, 03/16/28 (Call 02/16/28)	1,465	1,405,301
5.93%, 02/02/29 (Call 01/02/29)	530	538,121
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,037	970,870
2.75%, 05/14/31 (Call 02/14/31)	1,368	1,156,819

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.25%, 08/15/26 (Call 05/15/26)	$1,084	$1,028,938
3.75%, 09/25/27 (Call 06/25/27)	709	673,712
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(b)	882	804,821
1.70%, 02/02/31 (Call 11/02/30)(b)	760	602,727
2.13%, 04/23/30 (Call 01/23/30)(b)	943	792,013
2.13%, 11/10/31 (Call 08/10/31)(b)	349	280,182
3.13%, 05/25/51 (Call 11/25/50)(a)(b)	1,030	697,218
3.25%, 05/23/29 (Call 02/23/29)(b)	706	655,664
3.50%, 04/22/25 (Call 04/22/24)(b)	946	923,244
3.63%, 04/22/27 (Call 03/22/27)(a)(b)	765	733,326
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	420	319,586
4.00%, 06/22/32 (Call 03/22/32)(a)(b)	735	673,962
4.38%, 04/22/52 (Call 10/22/51)(a)(b)	469	398,698
4.50%, 06/24/26(b)	415	408,951
4.75%, 04/24/33 (Call 01/24/33)(b)	700	674,964
4.76%, 11/23/45(b)	1,252	1,110,614
4.88%, 10/10/25 (Call 09/10/25)(b)	565	563,644
5.13%, 10/11/32 (Call 07/11/32)(b)	727	722,526
Imperial Brands Finance PLC
3.50%, 07/26/26 (Call 05/26/26)(b)	1,228	1,157,500
3.88%, 07/26/29 (Call 04/26/29)(b)	1,449	1,310,527
4.25%, 07/21/25 (Call 04/21/25)(b)	2,050	2,000,314
6.13%, 07/27/27 (Call 06/27/27)(b)	1,540	1,561,014
JT International Financial Services BV, 6.88%, 10/24/32 (Call 07/24/32)(b)	555	603,948
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,683	1,520,021
1.50%, 05/01/25 (Call 04/01/25)	1,140	1,081,393
1.75%, 11/01/30 (Call 08/01/30)(a)	1,363	1,079,403
2.10%, 05/01/30 (Call 02/01/30)	1,015	845,548
2.75%, 02/25/26 (Call 11/25/25)	1,393	1,321,409
3.13%, 08/17/27 (Call 05/17/27)	668	624,321
3.13%, 03/02/28 (Call 12/02/27)(a)	701	650,334
3.38%, 08/11/25 (Call 05/11/25)	1,007	974,658
3.38%, 08/15/29 (Call 05/15/29)	1,020	924,828
3.88%, 08/21/42(a)	1,284	1,008,527
4.13%, 03/04/43	1,028	816,196
4.25%, 11/10/44	1,785	1,440,504
4.38%, 11/15/41	1,125	940,219
4.50%, 03/20/42(a)	1,012	859,912
4.88%, 02/13/26	1,423	1,413,131
4.88%, 02/15/28 (Call 01/15/28)	1,565	1,547,696
4.88%, 11/15/43	265	233,584
5.00%, 11/17/25	1,002	997,110
5.13%, 11/17/27 (Call 10/17/27)	1,340	1,340,959
5.13%, 02/15/30 (Call 12/15/29)	2,073	2,045,376
5.25%, 09/07/28 (Call 08/07/28)	450	451,995
5.38%, 02/15/33 (Call 11/15/32)	2,605	2,565,301
5.50%, 09/07/30 (Call 07/07/30)	445	446,801
5.63%, 11/17/29 (Call 09/17/29)	1,480	1,503,519
5.63%, 09/07/33 (Call 06/07/33)	1,275	1,281,033
5.75%, 11/17/32 (Call 08/17/32)	1,435	1,467,822
6.38%, 05/16/38	1,780	1,914,471
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,665	1,637,154
5.70%, 08/15/35 (Call 02/15/35)	758	711,374
5.85%, 08/15/45 (Call 02/12/45)(a)	2,821	2,492,016
6.15%, 09/15/43	752	702,309
7.25%, 06/15/37	775	809,999
Security	Par (000)	Value

Agriculture (continued)
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	$1,056	$967,411
3.20%, 04/21/31 (Call 01/21/31)(b)	1,010	839,408
4.90%, 04/21/27 (Call 03/21/27)(b)	550	534,479
5.25%, 04/21/32 (Call 01/21/32)(b)	365	344,006
		118,784,015
Airlines — 0.2%
Delta Air Lines Inc.
4.50%, 10/20/25(b)	2,233	2,179,836
4.75%, 10/20/28(a)(b)	4,025	3,864,784
7.00%, 05/01/25(b)	1,455	1,470,312
Mileage Plus Holdings LLC/Mileage Plus
Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/24)(b)	3,667	3,646,560
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	1,161	980,661
3.00%, 11/15/26 (Call 08/15/26)(a)	279	261,427
3.45%, 11/16/27 (Call 08/16/27)(a)	29	26,803
5.13%, 06/15/27 (Call 04/15/27)	2,523	2,494,359
5.25%, 05/04/25 (Call 04/04/25)(a)	2,072	2,059,044
		16,983,786
Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	1,438	1,348,603
2.40%, 03/27/25 (Call 02/27/25)	1,357	1,314,033
2.75%, 03/27/27 (Call 01/27/27)(a)	1,575	1,479,122
2.85%, 03/27/30 (Call 12/27/29)	2,420	2,168,334
3.25%, 03/27/40 (Call 09/27/39)	1,459	1,150,077
3.38%, 11/01/46 (Call 05/01/46)	921	692,406
3.38%, 03/27/50 (Call 09/27/49)	1,605	1,229,087
3.63%, 05/01/43 (Call 11/01/42)	515	415,305
3.88%, 11/01/45 (Call 05/01/45)(a)	1,368	1,135,241
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	799	777,960
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	1,316	1,149,626
3.75%, 09/15/25 (Call 07/15/25)	829	804,926
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	1,010	755,182
4.13%, 07/15/27 (Call 04/15/27)	732	676,580
4.25%, 04/01/25 (Call 01/01/25)	220	214,381
7.00%, 11/27/26	1,675	1,693,063
7.05%, 11/27/25	470	475,823
7.35%, 11/27/28 (Call 10/27/28)	850	856,481
7.70%, 11/27/30 (Call 09/27/30)	675	684,276
7.85%, 11/27/33 (Call 08/27/33)	110	111,714
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	1,195	1,129,700
2.80%, 04/23/27 (Call 02/23/27)	1,106	991,775
2.95%, 04/23/30 (Call 01/23/30)(a)	1,190	963,200
6.00%, 10/15/33(a)	410	384,273
6.45%, 11/01/37	405	381,752
		22,982,920
Auto Manufacturers — 2.5%
American Honda Finance Corp.
1.00%, 09/10/25	1,135	1,055,100
1.20%, 07/08/25	953	894,827
1.30%, 09/09/26(a)	1,305	1,180,047
1.50%, 01/13/25	1,060	1,016,336
1.80%, 01/13/31(a)	585	471,530
2.00%, 03/24/28	1,149	1,011,990

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.25%, 01/12/29	$1,125	$986,980
2.30%, 09/09/26	942	875,854
2.35%, 01/08/27	780	719,668
3.50%, 02/15/28	482	453,069
4.60%, 04/17/30	795	768,624
4.70%, 01/12/28	1,080	1,064,132
4.75%, 01/12/26(a)	345	342,303
5.00%, 05/23/25	750	746,984
5.13%, 07/07/28	765	767,422
5.25%, 07/07/26	565	568,146
5.65%, 11/15/28	605	618,142
5.80%, 10/03/25	600	605,365
5.85%, 10/04/30	850	878,335
Series A, 4.60%, 04/17/25	840	832,108
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(a)(b)	870	776,874
BMW U.S. Capital LLC
1.25%, 08/12/26 (Call 07/12/26)(b)	637	575,930
1.95%, 08/12/31 (Call 05/12/31)(a)(b)	140	110,613
2.55%, 04/01/31 (Call 01/01/31)(b)	1,662	1,385,099
2.80%, 04/11/26 (Call 01/11/26)(b)	1,370	1,299,603
3.25%, 04/01/25(a)(b)	487	474,653
3.30%, 04/06/27 (Call 01/06/27)(b)	1,042	984,677
3.45%, 04/01/27 (Call 03/01/27)(b)	956	906,282
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	815	757,909
3.70%, 04/01/32 (Call 01/01/32)(a)(b)	525	469,894
3.75%, 04/12/28 (Call 01/12/28)(b)	871	824,110
3.90%, 04/09/25 (Call 03/09/25)(a)(b)	1,278	1,254,789
3.95%, 08/14/28 (Call 05/14/28)(a)(b)	873	830,056
4.15%, 04/09/30 (Call 01/09/30)(a)(b)	1,430	1,354,133
5.05%, 08/11/28 (Call 07/11/28)(a)(b)	615	613,105
5.15%, 08/11/33 (Call 05/11/33)(a)(b)	495	490,605
5.30%, 08/11/25(a)(b)	500	501,220
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)(a)	951	882,266
1.50%, 09/01/30 (Call 06/01/30)	1,025	822,227
2.60%, 09/01/50 (Call 03/01/50)(a)	1,308	803,517
4.88%, 10/01/43 (Call 04/01/43)	480	444,604
7.13%, 03/01/28	190	204,173
Daimler Finance North America LLC
1.45%, 03/02/26(b)	1,248	1,148,870
2.13%, 03/10/25(b)	550	528,060
2.45%, 03/02/31(b)	995	831,245
2.63%, 03/10/30(a)(b)	1,080	930,960
3.10%, 08/15/29(a)(b)	728	653,580
3.30%, 05/19/25(b)	797	774,353
4.30%, 02/22/29(a)(b)	695	666,589
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(a)(b)	325	311,992
2.00%, 12/14/26(b)	1,090	986,619
2.38%, 12/14/28(a)(b)	420	362,969
2.50%, 12/14/31(b)	905	726,352
3.50%, 04/07/25(b)	1,220	1,185,883
3.65%, 04/07/27(a)(b)	1,227	1,164,049
5.13%, 01/19/28(b)	845	833,815
5.15%, 01/16/26(b)	652	647,822
5.20%, 01/17/25(b)	315	313,464
5.40%, 09/20/28(b)	995	992,194
5.50%, 09/20/33(b)	965	946,021
5.60%, 08/08/25(a)(b)	505	504,697
Security	Par (000)	Value

Auto Manufacturers (continued)
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)(a)	$4,080	$3,254,289
4.35%, 12/08/26 (Call 09/08/26)	2,000	1,892,858
4.75%, 01/15/43	3,200	2,472,066
5.29%, 12/08/46 (Call 06/08/46)(a)	785	638,091
6.10%, 08/19/32 (Call 05/19/32)(a)	1,200	1,167,477
Ford Motor Credit Co. LLC
3.38%, 11/13/25 (Call 10/13/25)	2,000	1,884,318
4.00%, 11/13/30 (Call 08/13/30)	4,000	3,438,546
4.13%, 08/17/27 (Call 06/17/27)	1,200	1,108,945
4.39%, 01/08/26(a)	1,000	958,743
4.95%, 05/28/27 (Call 04/28/27)	2,000	1,907,902
5.11%, 05/03/29 (Call 02/03/29)	4,000	3,759,087
6.80%, 05/12/28 (Call 04/12/28)(a)	1,200	1,220,865
6.80%, 11/07/28 (Call 10/07/28)	1,430	1,460,094
7.12%, 11/07/33 (Call 08/07/33)	835	870,210
7.35%, 11/04/27 (Call 10/04/27)	4,010	4,125,566
7.35%, 03/06/30 (Call 01/06/30)	4,000	4,154,263
General Motors Co.
4.00%, 04/01/25	413	402,404
4.20%, 10/01/27 (Call 07/01/27)(a)	1,114	1,064,082
5.00%, 10/01/28 (Call 07/01/28)(a)	1,052	1,032,042
5.00%, 04/01/35	1,260	1,141,498
5.15%, 04/01/38 (Call 10/01/37)	1,343	1,192,779
5.20%, 04/01/45	1,628	1,374,253
5.40%, 10/15/29 (Call 08/15/29)(a)	445	438,423
5.40%, 04/01/48 (Call 10/01/47)	1,005	851,878
5.60%, 10/15/32 (Call 07/15/32)(a)	1,280	1,252,091
5.95%, 04/01/49 (Call 10/01/48)(a)	1,255	1,144,460
6.13%, 10/01/25 (Call 09/01/25)	2,398	2,409,163
6.25%, 10/02/43	1,990	1,914,535
6.60%, 04/01/36 (Call 10/01/35)	1,643	1,683,445
6.75%, 04/01/46 (Call 10/01/45)	139	141,122
6.80%, 10/01/27 (Call 08/01/27)	1,488	1,545,667
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	2,070	1,883,120
1.50%, 06/10/26 (Call 05/10/26)	1,825	1,644,901
2.35%, 02/26/27 (Call 01/26/27)	1,285	1,158,708
2.35%, 01/08/31 (Call 10/08/30)(a)	1,404	1,118,022
2.40%, 04/10/28 (Call 02/10/28)	1,481	1,295,632
2.40%, 10/15/28 (Call 08/15/28)	1,395	1,195,649
2.70%, 08/20/27 (Call 06/20/27)	1,619	1,456,315
2.70%, 06/10/31 (Call 03/10/31)	1,492	1,198,184
2.75%, 06/20/25 (Call 05/20/25)	1,466	1,396,451
2.90%, 02/26/25 (Call 01/26/25)	1,175	1,131,689
3.10%, 01/12/32 (Call 10/12/31)(a)	1,810	1,472,838
3.60%, 06/21/30 (Call 03/21/30)	1,517	1,329,133
3.80%, 04/07/25	165	160,313
3.85%, 01/05/28 (Call 10/05/27)	749	695,003
4.00%, 01/15/25 (Call 10/15/24)	1,197	1,170,986
4.00%, 10/06/26 (Call 07/06/26)	1,178	1,123,847
4.30%, 07/13/25 (Call 04/13/25)	1,070	1,041,885
4.30%, 04/06/29 (Call 02/06/29)	405	376,037
4.35%, 04/09/25 (Call 02/09/25)	1,062	1,039,379
4.35%, 01/17/27 (Call 10/17/26)	1,860	1,787,773
5.00%, 04/09/27 (Call 03/09/27)	1,485	1,457,727
5.25%, 03/01/26 (Call 12/01/25)	1,685	1,665,679
5.40%, 04/06/26	1,742	1,733,995
5.65%, 01/17/29 (Call 10/17/28)(a)	923	919,115
5.80%, 06/23/28 (Call 05/23/28)	860	859,435
5.85%, 04/06/30 (Call 02/06/30)	800	797,568

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
6.00%, 01/09/28 (Call 12/09/27)	$1,455	$1,475,517
6.05%, 10/10/25	1,190	1,195,048
6.40%, 01/09/33 (Call 10/09/32)(a)	1,133	1,162,915
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	836	805,294
2.53%, 03/10/27 (Call 02/10/27)	750	693,484
2.97%, 03/10/32 (Call 12/10/31)(a)	1,215	1,052,950
Hyundai Capital America
1.30%, 01/08/26 (Call 12/08/25)(b)	1,355	1,235,873
1.50%, 06/15/26 (Call 05/15/26)(b)	1,340	1,204,602
1.65%, 09/17/26 (Call 08/17/26)(b)	1,325	1,186,607
1.80%, 10/15/25 (Call 09/15/25)(b)	1,321	1,228,089
1.80%, 01/10/28 (Call 11/10/27)(b)	1,240	1,059,290
2.00%, 06/15/28 (Call 04/15/28)(b)	756	639,688
2.10%, 09/15/28 (Call 07/17/28)(a)(b)	1,175	996,879
2.38%, 10/15/27 (Call 08/15/27)(b)	880	775,155
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	286	275,592
2.75%, 09/27/26(a)(b)	683	629,049
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	576	530,029
3.50%, 11/02/26 (Call 09/02/26)(b)	1,129	1,062,000
5.50%, 03/30/26(a)(b)	545	541,674
5.60%, 03/30/28 (Call 02/29/28)(b)	680	673,275
5.65%, 06/26/26(b)	1,195	1,191,477
5.68%, 06/26/28 (Call 05/26/28)(b)	1,250	1,244,099
5.70%, 06/26/30 (Call 04/26/30)(a)(b)	820	810,448
5.80%, 06/26/25(b)	420	419,878
5.80%, 04/01/30 (Call 02/01/30)(a)(b)	454	451,889
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	645	644,695
5.95%, 09/21/26(a)(b)	900	904,030
6.10%, 09/21/28 (Call 08/21/28)(b)	900	910,874
6.20%, 09/21/30 (Call 07/21/30)(b)	900	915,982
6.25%, 11/03/25(b)	600	604,094
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	940	964,125
6.50%, 01/16/29 (Call 12/16/28)(b)	600	615,670
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)(b)	595	540,247
2.13%, 04/24/25(b)	200	190,350
2.50%, 01/24/27(b)	370	336,921
3.63%, 08/29/27(b)	220	204,505
Kia Corp.
2.75%, 02/14/27(b)	160	146,851
3.25%, 04/21/26(b)	835	792,414
3.50%, 10/25/27(a)(b)	645	598,288
Mercedes-Benz Finance North America LLC
3.45%, 01/06/27(a)(b)	958	913,129
3.50%, 08/03/25(a)(b)	517	502,993
3.75%, 02/22/28(a)(b)	1,039	983,189
4.80%, 03/30/26(b)	1,635	1,619,767
4.80%, 03/30/28(b)	1,490	1,469,778
4.95%, 03/30/25(b)	895	890,564
5.05%, 08/03/33(a)(b)	550	539,991
5.10%, 08/03/28(b)	1,195	1,188,610
5.20%, 08/03/26(a)(b)	722	722,549
5.25%, 11/29/27(a)(b)	760	765,458
5.38%, 08/01/25(b)	1,035	1,037,147
5.38%, 11/26/25(b)	990	991,498
8.50%, 01/18/31	1,617	1,952,211
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26 (Call 08/16/26)(a)(b)	1,220	1,076,749
2.45%, 09/15/28 (Call 07/15/28)(b)	285	235,653
6.95%, 09/15/26(a)(b)	375	381,913
Security	Par (000)	Value

Auto Manufacturers (continued)
7.05%, 09/15/28 (Call 08/15/28)(b)	$790	$802,963
Nissan Motor Acceptance Corp.
2.00%, 03/09/26 (Call 02/09/26)(b)	1,050	951,183
2.75%, 03/09/28 (Call 01/09/28)(b)	365	311,958
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	810	772,303
4.35%, 09/17/27 (Call 07/17/27)(b)	2,170	2,025,654
4.81%, 09/17/30 (Call 06/17/30)(b)	1,896	1,688,072
PACCAR Financial Corp.
1.10%, 05/11/26	650	593,294
1.80%, 02/06/25	854	821,169
2.00%, 02/04/27	360	328,165
2.85%, 04/07/25(a)	235	227,963
3.55%, 08/11/25	440	428,979
4.45%, 03/30/26	325	322,236
4.60%, 01/10/28	700	691,809
4.95%, 10/03/25	635	633,222
5.05%, 08/10/26	75	75,315
5.20%, 11/09/26(a)	250	252,963
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(b)	703	624,616
2.69%, 09/15/31 (Call 06/15/31)(a)(b)	2,115	1,691,234
5.63%, 01/12/28 (Call 12/12/27)(a)(b)	815	820,350
6.38%, 09/12/32 (Call 06/12/32)(a)(b)	821	842,822
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	1,410	1,298,026
2.36%, 03/25/31 (Call 12/25/30)(a)	606	511,407
2.76%, 07/02/29	570	511,331
3.67%, 07/20/28(a)	300	287,002
5.12%, 07/13/28 (Call 06/13/28)(a)	525	533,804
5.12%, 07/13/33 (Call 04/13/33)(a)	415	425,744
5.28%, 07/13/26 (Call 06/13/26)(a)	390	393,081
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	1,261	1,166,886
0.80%, 01/09/26(a)	1,210	1,108,837
1.13%, 06/18/26	1,212	1,101,221
1.15%, 08/13/27	782	683,445
1.45%, 01/13/25	850	815,548
1.65%, 01/10/31	1,240	988,707
1.80%, 02/13/25	1,549	1,487,883
1.90%, 01/13/27	1,060	966,549
1.90%, 04/06/28	941	831,179
1.90%, 09/12/31(a)	958	763,131
2.15%, 02/13/30(a)	1,152	982,142
2.40%, 01/13/32(a)	235	192,660
3.00%, 04/01/25	1,516	1,472,342
3.05%, 03/22/27(a)	1,920	1,808,134
3.05%, 01/11/28	581	542,535
3.20%, 01/11/27	1,529	1,449,095
3.38%, 04/01/30	1,582	1,440,268
3.40%, 04/14/25	443	432,159
3.65%, 08/18/25	1,222	1,191,048
3.65%, 01/08/29	790	746,658
3.95%, 06/30/25	1,176	1,153,784
4.45%, 05/18/26	1,235	1,219,730
4.45%, 06/29/29(a)	950	927,638
4.55%, 09/20/27	1,323	1,308,511
4.55%, 05/17/30	960	934,217
4.63%, 01/12/28	1,265	1,251,222
4.70%, 01/12/33(a)	595	582,375
4.80%, 01/10/25	800	796,368

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.00%, 08/14/26	$1,015	$1,013,525
5.25%, 09/11/28	350	353,918
5.40%, 11/10/25	790	795,379
5.40%, 11/20/26	725	732,272
5.45%, 11/10/27	945	963,562
5.60%, 09/11/25	350	353,012
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	1,951	1,792,703
1.63%, 11/24/27 (Call 09/24/27)(b)	896	767,872
3.20%, 09/26/26 (Call 07/26/26)(b)	520	487,266
3.35%, 05/13/25(b)	1,365	1,316,921
3.75%, 05/13/30(a)(b)	805	712,109
3.95%, 06/06/25(b)	1,085	1,055,677
4.35%, 06/08/27 (Call 05/08/27)(b)	1,780	1,710,377
4.60%, 06/08/29 (Call 04/08/29)(b)	770	726,528
4.63%, 11/13/25(b)	1,214	1,189,774
4.75%, 11/13/28(a)(b)	1,454	1,400,794
5.65%, 09/12/28 (Call 08/12/28)(a)(b)	515	512,652
5.70%, 09/12/26(b)	410	409,886
5.80%, 09/12/25(b)	400	400,702
5.90%, 09/12/33 (Call 06/12/33)(b)	425	419,905
6.00%, 11/16/26(b)	400	403,183
6.20%, 11/16/28 (Call 10/16/28)(a)(b)	400	406,523
6.45%, 11/16/30 (Call 09/16/30)(b)	400	409,340
		241,869,244
Auto Parts & Equipment — 0.1%
Aptiv PLC
2.40%, 02/18/25 (Call 02/18/24)	327	314,446
3.10%, 12/01/51 (Call 06/01/51)	2,011	1,210,971
3.25%, 03/01/32 (Call 12/01/31)(a)	745	633,271
4.15%, 05/01/52 (Call 11/01/51)	1,510	1,109,060
4.35%, 03/15/29 (Call 12/15/28)(a)	569	540,071
4.40%, 10/01/46 (Call 04/01/46)(a)	436	326,527
5.40%, 03/15/49 (Call 09/15/48)(a)	298	258,626
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)(a)	1,349	1,225,101
4.38%, 03/15/45 (Call 09/15/44)	714	548,989
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(a)(b)	790	706,421
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)(a)	640	497,630
3.50%, 05/30/30 (Call 02/28/30)	620	535,051
3.55%, 01/15/52 (Call 07/15/51)(a)	685	442,845
3.80%, 09/15/27 (Call 06/15/27)	852	800,422
4.25%, 05/15/29 (Call 02/15/29)(a)	637	591,417
5.25%, 05/15/49 (Call 11/15/48)	804	693,140
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	1,207	1,020,669
4.15%, 10/01/25 (Call 07/01/25)	1,120	1,098,248
5.50%, 03/21/33 (Call 12/21/32)(a)	600	608,432
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(a)(b)	210	196,494
		13,357,831
Banks — 21.7%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26), (1-year CMT + 0.800%)(b)(d)	830	739,525
2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(b)(d)	1,190	1,009,428
Security	Par (000)	Value

Banks (continued)
3.32%, 03/13/37 (Call 12/13/31), (5-year CMT + 1.900%)(b)(d)	$1,672	$1,263,214
4.75%, 07/28/25(b)	1,745	1,693,914
4.80%, 04/18/26(b)	1,278	1,233,398
6.34%, 09/18/27 (Call 09/18/26), (1-year CMT + 1.650%)(b)(d)	1,200	1,205,992
6.58%, 10/13/26 (Call 10/13/25), (1-year CMT + 1.550%)(b)(d)	600	605,944
AIB Group PLC
6.61%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.330%)(b)(d)	350	356,748
7.58%, 10/14/26 (Call 10/14/25), (1-day SOFR + 3.456%)(a)(b)(d)	585	598,325
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27), (5-year CMT + 2.700%)(b)(d)	725	714,882
ANZ New Zealand International Ltd., 5.36%, 08/14/28(b)	885	886,068
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	1,293	1,166,507
2.17%, 02/18/25(b)	465	446,128
2.55%, 02/13/30(b)	1,220	1,027,586
3.45%, 07/17/27(a)(b)	737	690,138
3.45%, 01/21/28(b)	742	688,267
ASB Bank Ltd.
1.63%, 10/22/26(b)	345	310,130
2.38%, 10/22/31(a)(b)	790	619,108
5.28%, 06/17/32 (Call 06/17/27), (5-year CMT + 2.250%)(b)(d)	700	676,418
5.35%, 06/15/26(a)(b)	650	647,796
5.40%, 11/29/27(b)	1,205	1,199,909
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30), (5-year CMT + 1.700%)(b)(d)	2,378	1,836,790
2.95%, 07/22/30 (Call 07/22/25), (5-year CMT + 1.288%)(b)(d)	300	281,948
3.70%, 11/16/25	1,052	1,021,928
4.40%, 05/19/26(b)	2,067	1,990,589
4.83%, 02/03/25(b)	400	397,633
5.09%, 12/08/25	795	792,822
5.38%, 07/03/25	1,220	1,221,616
5.67%, 10/03/25	1,000	1,006,665
6.74%, 12/08/32(a)(b)	960	989,973
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	1,366	1,258,194
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(d)	725	721,967
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(d)	265	266,887
7.88%, 11/15/34 (Call 11/15/33), (1-year CMT + 3.300%)(d)	800	826,940
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(b)	200	182,200
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(b)	50	41,471
Banco de Credito del Peru SA
2.70%, 01/11/25 (Call 12/11/24)(a)(b)	575	556,284
3.13%, 07/01/30 (Call 07/01/25), (5-year CMT + 3.000%)(b)(d)	740	694,618
3.25%, 09/30/31 (Call 09/30/26), (5-year CMT + 2.450%)(b)(d)	729	648,486

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(b)	$455	$373,100
3.50%, 10/12/27(a)(b)	512	474,645
Banco General SA, 4.13%, 08/07/27
(Call 05/07/27)(b)	360	328,500
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27
(Call 01/11/27)(b)	512	485,369
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26 (Call 08/04/26)(b)	358	331,523
Banco Nacional de Panama, 2.50%, 08/11/30
(Call 05/11/30)(b)	1,201	888,323
Banco Santander Chile, 2.70%, 01/10/25
(Call 12/10/24)(a)(b)	795	768,820
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(b)	1,474	1,461,425
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(d)	1,970	1,747,543
1.85%, 03/25/26	1,945	1,772,420
2.75%, 05/28/25	1,900	1,807,389
2.75%, 12/03/30	1,435	1,126,062
2.96%, 03/25/31	1,035	849,909
3.23%, 11/22/32 (Call 08/22/31),
(1-year CMT + 1.600%)(d)	1,210	951,262
3.31%, 06/27/29	1,385	1,231,888
3.49%, 05/28/30	1,542	1,333,222
3.50%, 03/24/25(a)	1,220	1,183,232
3.80%, 02/23/28	1,017	935,417
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(d)	2,185	2,060,064
4.25%, 04/11/27	1,910	1,810,223
4.38%, 04/12/28	1,150	1,077,930
5.15%, 08/18/25	495	488,135
5.18%, 11/19/25	1,992	1,946,573
5.29%, 08/18/27	1,625	1,593,330
5.59%, 08/08/28(a)	1,310	1,301,064
6.53%, 11/07/27 (Call 11/07/26),
(1-year CMT + 1.650%)(d)	1,000	1,017,282
6.61%, 11/07/28	1,000	1,035,612
6.92%, 08/08/33	1,210	1,203,536
6.94%, 11/07/33	1,000	1,058,965
Bancolombia SA, 3.00%, 01/29/25
(Call 12/29/24)	736	706,765
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31),
(5-year CMT + 2.150%)(b)(d)	1,055	847,656
4.30%, 06/15/27 (Call 05/15/27)(b)	125	120,353
4.45%, 09/19/28(b)	390	374,505
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25),
(1-day SOFR + 1.010%)(d)	2,961	2,713,099
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(d)	2,815	2,620,884
1.53%, 12/06/25 (Call 12/06/24),
(1-day SOFR + 0.650%)(d)	2,330	2,220,219
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(d)	7,075	6,386,493
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(d)	3,647	2,863,941
Security	Par (000)	Value

Banks (continued)
1.92%, 10/24/31 (Call 10/24/30),
(1-day SOFR + 1.370%)(d)	$3,068	$2,398,412
2.02%, 02/13/26 (Call 02/13/25),
(3-mo. SOFR + 0.902%)(d)	2,007	1,911,493
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(d)	2,475	2,128,027
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(d)	4,657	3,655,267
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(d)	2,659	2,008,071
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(d)	4,279	3,551,624
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(d)	2,785	2,537,210
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(d)	3,973	3,161,918
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(d)	3,737	3,105,253
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(d)	6,701	4,546,215
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(d)	5,442	4,421,190
2.83%, 10/24/51 (Call 10/24/50),
(1-day SOFR + 1.880%)(d)	1,262	795,201
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(d)	2,368	2,034,031
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(d)	4,695	3,831,413
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(a)(d)	2,335	1,538,873
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(d)	3,172	2,788,579
3.25%, 10/21/27 (Call 10/21/26)	3,218	3,003,298
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(d)	4,063	3,007,063
3.37%, 01/23/26 (Call 01/23/25),
(3-mo. SOFR + 1.072%)(d)	2,505	2,426,823
3.38%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(d)	3,985	3,849,436
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(d)	7,467	6,859,232
3.50%, 04/19/26	3,288	3,163,301
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(d)	3,304	3,143,387
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(d)	2,893	2,700,605
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(d)	2,550	2,396,432
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(d)	3,211	3,038,798
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(d)	2,912	2,456,680
3.88%, 08/01/25	1,887	1,844,758
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(d)	1,503	1,180,291
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(d)	3,326	3,116,009
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(d)	3,958	3,657,965
4.00%, 01/22/25	2,055	2,014,409

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(d)	$2,140	$1,771,217
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(d)	6,766	5,357,267
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(d)	2,557	2,196,209
4.25%, 10/22/26	2,547	2,462,135
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(d)	3,926	3,707,760
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(d)	2,423	2,007,437
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(d)	2,485	2,390,788
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 2.252%)(d)	2,946	2,483,748
4.45%, 03/03/26	2,621	2,559,172
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(d)	4,845	4,444,143
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(d)	2,780	2,742,657
4.88%, 04/01/44(a)	592	538,248
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(d)	4,155	4,076,485
5.00%, 01/21/44	2,363	2,197,225
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(d)	6,080	5,777,050
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(d)	3,705	3,664,074
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(d)	4,405	4,337,460
5.29%, 04/25/34 (Call 04/25/33),
(1-day SOFR + 1.910%)(d)	6,075	5,840,805
5.82%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.570%)(d)	2,625	2,648,407
5.87%, 09/15/34 (Call 09/15/33),
(1-day SOFR + 1.840%)(d)	2,795	2,804,362
5.88%, 02/07/42	1,948	2,001,254
5.93%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.340%)(d)	2,180	2,196,457
6.11%, 01/29/37	2,409	2,469,249
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(d)	2,890	2,955,094
6.22%, 09/15/26(a)	640	655,383
7.75%, 05/14/38	1,988	2,310,760
Series L, 3.95%, 04/21/25	2,817	2,747,944
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,952	1,859,300
Series L, 4.75%, 04/21/45(a)	669	579,063
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1-day SOFR + 0.910%)(d)	3,220	2,938,034
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(d)	2,769	2,251,655
Series N, 3.48%, 03/13/52 (Call 03/11/51),
(1-day SOFR + 1.650%)(d)	1,195	852,242
Bank of America NA
5.53%, 08/18/26 (Call 07/18/26)	2,330	2,347,982
5.65%, 08/18/25 (Call 07/18/25)	2,000	2,009,642
6.00%, 10/15/36	1,868	1,926,861
Security	Par (000)	Value

Banks (continued)
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26),
(1-year CMT + 1.100%)(b)(d)	$250	$223,217
6.25%, 09/16/26 (Call 09/16/25),
(1-year CMT + 2.650%)(b)(d)	1,510	1,510,252
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(d)	1,630	1,482,358
1.25%, 09/15/26	2,320	2,074,265
1.50%, 01/10/25	1,393	1,332,969
1.85%, 05/01/25	1,605	1,523,994
2.65%, 03/08/27	2,240	2,071,397
3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(d)	1,722	1,324,227
3.70%, 06/07/25	1,305	1,269,659
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(d)	958	856,222
5.20%, 02/01/28 (Call 01/01/28)	2,005	1,997,112
5.30%, 06/05/26	830	829,229
5.72%, 09/25/28 (Call 08/25/28)	1,280	1,295,294
5.92%, 09/25/25	600	604,415
Series H, 4.70%, 09/14/27 (Call 08/14/27)	1,320	1,293,353
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)(a)	1,015	924,367
1.05%, 10/15/26 (Call 09/15/26)	733	653,159
1.60%, 04/24/25 (Call 03/24/25)	1,812	1,720,981
1.65%, 07/14/28 (Call 05/14/28)	500	428,033
1.65%, 01/28/31 (Call 10/28/30)(a)	382	303,481
1.80%, 07/28/31 (Call 04/28/31)	650	507,098
2.05%, 01/26/27 (Call 12/26/26)(a)	795	724,098
2.45%, 08/17/26 (Call 05/17/26)	990	922,138
2.50%, 01/26/32 (Call 10/26/31)	670	545,247
2.80%, 05/04/26 (Call 02/04/26)(a)	1,159	1,097,068
3.00%, 10/30/28 (Call 07/30/28)	766	689,134
3.25%, 05/16/27 (Call 02/16/27)	873	818,845
3.30%, 08/23/29 (Call 05/23/29)	999	896,536
3.40%, 01/29/28 (Call 10/29/27)	1,050	979,070
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(d)	1,380	1,300,606
3.85%, 04/28/28	1,251	1,195,076
3.85%, 04/26/29 (Call 02/26/29)	415	390,181
3.95%, 11/18/25 (Call 10/18/25)	711	692,610
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(a)(d)	770	732,777
4.29%, 06/13/33 (Call 06/13/32),
(1-day SOFR + 1.418%)(a)(d)	987	904,465
4.41%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 1.345%)(d)	1,480	1,450,449
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.168%)(d)	700	678,807
4.60%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 1.755%)(a)(d)	695	667,876
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.511%)(d)	1,030	966,160
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(d)	1,295	1,280,489
4.97%, 04/26/34 (Call 04/26/33),
(1-day SOFR + 1.606%)(d)	1,265	1,205,440
5.15%, 05/22/26 (Call 05/22/25),
(1-day SOFR + 1.067%)(d)	925	918,512

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(a)(d)	$1,330	$1,352,286
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(d)	1,674	1,705,164
6.32%, 10/25/29 (Call 10/25/28),
(1-day SOFR + 1.598%)(d)	930	964,911
6.47%, 10/25/34 (Call 10/25/33),
(1-day SOFR + 1.845%)(d)	1,260	1,332,331
Series G, 3.00%, 02/24/25 (Call 01/24/25)	813	789,506
Series J, 1.90%, 01/25/29 (Call 11/25/28)	882	755,304
Bank of New Zealand
1.00%, 03/03/26(b)	665	603,255
2.00%, 02/21/25(a)(b)	674	645,357
2.29%, 01/27/27(b)	635	577,362
2.87%, 01/27/32(b)	465	375,961
4.85%, 02/07/28(b)	1,350	1,318,416
Bank of Nova Scotia (The)
1.05%, 03/02/26	1,441	1,308,538
1.30%, 06/11/25	1,812	1,698,550
1.30%, 09/15/26 (Call 06/15/26)	977	875,013
1.35%, 06/24/26	1,200	1,084,416
1.45%, 01/10/25	1,609	1,538,282
1.95%, 02/02/27	1,165	1,054,105
2.15%, 08/01/31	940	744,535
2.20%, 02/03/25	1,477	1,421,455
2.45%, 02/02/32	955	760,704
2.70%, 08/03/26	1,533	1,431,809
2.95%, 03/11/27	1,205	1,119,477
3.45%, 04/11/25	2,552	2,479,311
4.50%, 12/16/25	1,849	1,803,449
4.59%, 05/04/37 (Call 02/04/32),
(5-year CMT + 2.050%)(d)	1,674	1,423,214
4.75%, 02/02/26	1,760	1,736,729
4.85%, 02/01/30	1,400	1,351,588
4.90%, (Call 06/04/25),
(5-year CMT + 4.551%)(d)(e)	1,072	1,006,654
5.25%, 12/06/24	200	199,306
5.25%, 06/12/28	995	988,952
5.35%, 12/07/26	725	723,066
5.45%, 06/12/25	640	638,355
5.65%, 02/01/34	725	719,485
8.63%, 10/27/82 (Call 10/27/27),
(5-year CMT + 4.389%)(d)	270	271,313
Series 2, 3.63%, 10/27/81 (Call 10/27/26),
(5-year CMT + 2.613%)(d)	952	694,257
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3-mo. SOFR + 2.090%)(d)	625	474,596
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	707	683,687
5.13%, 06/11/30 (Call 03/11/30)	525	459,804
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(a)(b)	735	694,806
1.60%, 10/04/26(b)	1,660	1,491,017
4.52%, 07/13/25(b)	385	378,491
4.75%, 07/13/27(b)	860	836,644
4.94%, 01/26/26(b)	1,690	1,663,862
5.79%, 07/13/28(a)(b)	910	919,249
5.90%, 07/13/26(b)	1,040	1,046,541
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(d)	2,075	1,860,399
Security	Par (000)	Value

Banks (continued)
2.65%, 06/24/31 (Call 06/24/30),
(1-year CMT + 1.900%)(d)	$977	$785,920
2.67%, 03/10/32 (Call 03/10/31),
(1-year CMT + 1.200%)(d)	1,680	1,325,705
2.85%, 05/07/26 (Call 05/07/25),
(1-day SOFR + 2.714%)(d)	2,425	2,310,761
2.89%, 11/24/32 (Call 11/24/31),
(1-year CMT + 1.300%)(d)	2,060	1,621,766
3.33%, 11/24/42 (Call 11/24/41),
(1-year CMT + 1.300%)(d)	1,375	948,849
3.56%, 09/23/35 (Call 09/23/30),
(5-year CMT + 2.900%)(d)	1,473	1,185,145
3.65%, 03/16/25	1,655	1,608,331
3.81%, 03/10/42 (Call 03/10/41),
(1-year CMT + 1.700%)(d)	910	629,100
4.34%, 01/10/28 (Call 01/10/27)	1,375	1,296,215
4.38%, 01/12/26	3,057	2,967,722
4.84%, 05/09/28 (Call 05/07/27)	2,804	2,643,210
4.95%, 01/10/47(a)	2,020	1,764,715
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(d)	2,418	2,306,852
5.09%, 06/20/30 (Call 06/20/29),
(3-mo. LIBOR US + 3.054%)(d)	1,770	1,624,796
5.20%, 05/12/26	2,507	2,448,023
5.25%, 08/17/45(a)	1,850	1,662,205
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(d)	1,910	1,880,100
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(d)	1,920	1,882,131
5.75%, 08/09/33 (Call 08/09/32),
(1-year CMT + 3.000%)(d)	1,360	1,312,020
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(d)	2,620	2,602,530
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(d)	1,960	1,925,946
6.49%, 09/13/29 (Call 09/13/28),
(1-day SOFR + 2.220%)(d)	1,540	1,557,312
6.50%, 09/13/27 (Call 09/13/26),
(1-day SOFR + 1.880%)(d)	705	710,817
6.69%, 09/13/34 (Call 09/13/33),
(1-day SOFR + 2.620%)(d)	790	804,949
7.12%, 06/27/34 (Call 06/27/33),
(1-day SOFR + 3.570%)(a)(d)	2,190	2,181,689
7.33%, 11/02/26 (Call 11/02/25),
(1-year CMT + 3.050%)(d)	1,840	1,881,227
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(d)	1,885	1,965,723
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(d)	2,757	2,936,580
BBVA Bancomer SA, 1.88%, 09/18/25(a)(b)	720	668,401
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26),
(1-day SOFR + 1.004%)(b)(d)	3,380	3,071,478
1.68%, 06/30/27 (Call 06/30/26),
(1-day SOFR + 0.912%)(b)(d)	1,352	1,216,253
1.90%, 09/30/28 (Call 09/30/27),
(1-day SOFR + 1.609%)(b)(d)	1,850	1,601,944
2.16%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.218%)(a)(b)(d)	1,935	1,637,087
2.22%, 06/09/26 (Call 06/09/25),
(1-day SOFR + 2.074%)(b)(d)	1,967	1,859,750

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.59%, 01/20/28 (Call 01/20/27),
(1-day SOFR + 1.228%)(b)(d)	$2,288	$2,075,533
2.59%, 08/12/35 (Call 08/12/30),
(5-year CMT + 2.050%)(a)(b)(d)	2,469	1,906,918
2.82%, 01/26/41(b)	620	399,501
2.87%, 04/19/32 (Call 04/19/31),
(1-day SOFR + 1.387%)(b)(d)	3,157	2,557,547
3.05%, 01/13/31 (Call 01/13/30),
(1-day SOFR + 1.507%)(a)(b)(d)	410	347,070
3.13%, 01/20/33 (Call 01/20/32),
(1-day SOFR + 1.561%)(b)(d)	1,875	1,527,758
3.38%, 01/09/25(a)(b)	2,681	2,607,885
3.50%, 11/16/27(a)(b)	1,355	1,254,810
4.38%, 09/28/25(b)	1,284	1,238,757
4.38%, 05/12/26(b)	1,850	1,779,364
4.38%, 03/01/33 (Call 03/01/28),
(5-year USD Swap + 1.483%)(b)(d)	1,455	1,316,206
4.40%, 08/14/28(a)(b)	2,672	2,536,735
4.63%, 03/13/27(a)(b)	2,103	2,019,142
5.13%, 01/13/29 (Call 01/13/28),
(1-year CMT + 1.450%)(b)(d)	2,350	2,311,647
5.20%, 01/10/30 (Call 01/10/29),
(3-mo. SOFR + 2.829%)(a)(b)(d)	1,467	1,427,625
5.89%, 12/05/34 (Call 12/05/33),
(1-day SOFR + 1.866%)(b)(d)	1,800	1,802,547
BPCE SA
1.00%, 01/20/26(b)	1,808	1,642,495
1.63%, 01/14/25(a)(b)	925	885,007
1.65%, 10/06/26 (Call 10/06/25),
(1-day SOFR + 1.520%)(b)(d)	1,865	1,711,716
2.05%, 10/19/27 (Call 10/19/26),
(1-day SOFR + 1.087%)(b)(d)	1,323	1,179,779
2.28%, 01/20/32 (Call 01/20/31),
(1-day SOFR + 1.312%)(b)(d)	1,480	1,134,587
2.38%, 01/14/25(a)(b)	1,311	1,259,054
2.70%, 10/01/29(b)	1,136	968,015
3.12%, 10/19/32 (Call 10/19/31),
(1-day SOFR + 1.730%)(b)(d)	1,422	1,094,993
3.25%, 01/11/28(b)	1,335	1,212,506
3.38%, 12/02/26	641	603,396
3.50%, 10/23/27(b)	1,270	1,163,124
3.58%, 10/19/42 (Call 10/19/41),
(1-day SOFR + 1.952%)(a)(b)(d)	390	254,692
3.65%, 01/14/37 (Call 01/14/32),
(5-year CMT + 1.900%)(b)(d)	1,525	1,193,196
4.50%, 03/15/25(b)	990	962,445
4.63%, 09/12/28(b)	765	724,886
4.75%, 07/19/27(a)(b)	1,115	1,075,351
4.88%, 04/01/26(b)	1,183	1,145,541
5.13%, 01/18/28(b)	990	967,772
5.75%, 07/19/33 (Call 07/19/32),
(1-day SOFR + 2.865%)(a)(b)(d)	1,358	1,296,663
5.98%, 01/18/27 (Call 01/18/26),
(1-day SOFR + 2.10%)(b)(d)	2,185	2,174,697
6.61%, 10/19/27 (Call 10/19/26),
(1-day SOFR + 1.800%)(b)(d)	750	759,592
6.71%, 10/19/29 (Call 10/19/28)	750	765,260
7.00%, 10/19/34 (Call 10/19/33),
(1-day SOFR + 2.590%)(b)(d)	1,025	1,056,300
Security	Par (000)	Value

Banks (continued)
CaixaBank SA
6.21%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 2.700%)(b)(d)	$1,365	$1,357,177
6.68%, 09/13/27 (Call 09/13/26),
(1-day SOFR + 2.080%)(b)(d)	795	802,252
6.84%, 09/13/34 (Call 09/13/33),
(1-day SOFR + 2.770%)(b)(d)	540	542,716
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	1,655	1,521,183
1.25%, 06/22/26 (Call 05/22/26)	1,069	963,713
2.25%, 01/28/25	1,235	1,187,395
3.30%, 04/07/25	1,190	1,152,064
3.45%, 04/07/27 (Call 03/07/27)	1,360	1,281,476
3.60%, 04/07/32 (Call 03/07/32)(a)	1,425	1,248,832
3.95%, 08/04/25	1,090	1,062,242
5.00%, 04/28/28 (Call 03/28/28)	1,175	1,153,948
5.14%, 04/28/25	720	715,221
5.62%, 07/17/26	400	401,788
5.93%, 10/02/26(a)	600	609,108
5.99%, 10/03/28 (Call 09/03/28)	600	611,954
6.09%, 10/03/33 (Call 07/03/33)	975	994,012
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25),
(1-day SOFR + 0.911%)(d)	1,055	1,005,411
CIMB Bank Bhd, 2.13%, 07/20/27(b)	585	524,876
Citibank NA
5.49%, 12/04/26 (Call 11/04/26)	2,000	2,010,246
5.80%, 09/29/28 (Call 08/29/28)	1,750	1,785,005
5.86%, 09/29/25 (Call 08/29/25)(a)	1,750	1,765,538
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(d)	2,675	2,422,242
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(d)	3,085	2,777,829
2.01%, 01/25/26 (Call 01/25/25),
(1-day SOFR + 0.694%)(d)	2,240	2,134,776
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(d)	2,454	1,942,760
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(d)	3,975	3,197,626
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(d)	4,500	3,715,649
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(d)	2,814	2,358,902
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(a)(d)	1,575	1,074,589
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(a)(d)	3,037	2,627,171
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(d)	3,996	3,277,967
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(d)	3,198	2,964,686
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(d)	3,573	3,445,173
3.20%, 10/21/26 (Call 07/21/26)	3,593	3,385,192
3.29%, 03/17/26 (Call 03/17/25),
(1-day SOFR + 1.528%)(d)	1,875	1,813,578
3.30%, 04/27/25	1,471	1,427,296
3.40%, 05/01/26	2,817	2,688,521
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(d)	4,093	3,806,299

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(d)	$3,267	$3,059,533
3.70%, 01/12/26	2,508	2,424,599
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(d)	3,907	3,380,483
3.88%, 03/26/25	1,274	1,240,318
3.88%, 01/24/39 (Call 01/22/38),
(3-mo. SOFR + 1.430%)(d)	1,281	1,049,915
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(d)	3,396	3,231,404
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(d)	3,340	3,084,210
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(d)	2,448	2,301,663
4.13%, 07/25/28	2,840	2,657,350
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(d)	1,337	1,107,731
4.30%, 11/20/26	1,554	1,499,459
4.40%, 06/10/25	3,096	3,034,954
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(d)	4,809	4,458,050
4.45%, 09/29/27	4,055	3,883,029
4.60%, 03/09/26	1,548	1,511,508
4.65%, 07/30/45	1,374	1,179,299
4.65%, 07/23/48 (Call 06/23/48)(a)	3,088	2,671,259
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(d)	330	322,209
4.75%, 05/18/46(a)	2,606	2,177,314
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(d)	3,287	3,092,422
5.30%, 05/06/44	1,218	1,101,405
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(d)	841	796,833
5.50%, 09/13/25	2,123	2,114,036
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(d)	3,457	3,452,907
5.88%, 02/22/33	743	751,554
5.88%, 01/30/42	1,269	1,292,248
6.00%, 10/31/33(a)	1,032	1,050,760
6.13%, 08/25/36	792	800,561
6.17%, 05/25/34 (Call 05/25/33),
(1-day SOFR + 2.661%)(d)	2,955	2,932,297
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(d)	3,234	3,335,106
6.63%, 01/15/28(a)	413	440,013
6.63%, 06/15/32	1,412	1,487,504
6.68%, 09/13/43	1,307	1,374,588
6.88%, 03/05/38(a)	670	715,386
6.88%, 02/15/98	216	239,030
8.13%, 07/15/39	2,605	3,212,656
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	810	763,404
4.58%, 08/09/28 (Call 08/09/27),
(1-day SOFR + 2.000%)(d)	995	917,911
Citizens Bank NA/Providence RI, 3.75%, 02/18/26
(Call 11/18/25)(a)	613	575,952
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)(a)	565	452,285
2.64%, 09/30/32 (Call 07/02/32)(a)	748	539,931
2.85%, 07/27/26 (Call 04/25/26)	845	770,585
3.25%, 04/30/30 (Call 01/30/30)(a)	1,010	842,303
Security	Par (000)	Value

Banks (continued)
4.30%, 12/03/25 (Call 11/03/25)	$658	$632,952
5.64%, 05/21/37 (Call 05/21/32),
(5-year CMT + 2.750%)(d)	535	454,398
Comerica Bank
4.00%, 07/27/25	345	325,900
5.33%, 08/25/33 (Call 08/25/32),
(1-day SOFR + 2.610%)(d)	215	181,982
Comerica Inc.
3.80%, 07/22/26	432	399,626
4.00%, 02/01/29 (Call 10/31/28)(a)	1,029	902,159
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	2,612	2,366,115
1.88%, 09/15/31(a)(b)	1,254	984,146
2.30%, 03/14/25(b)	1,505	1,450,074
2.55%, 03/14/27(b)	2,016	1,854,106
2.63%, 09/06/26(a)(b)	1,075	1,004,152
2.69%, 03/11/31(a)(b)	2,800	2,208,450
2.85%, 05/18/26(a)(b)	925	876,688
3.15%, 09/19/27(b)	432	401,739
3.31%, 03/11/41(a)(b)	1,412	947,396
3.61%, 09/12/34 (Call 09/12/29),
(5-year CMT + 2.050%)(b)(d)	1,896	1,624,027
3.74%, 09/12/39(b)	2,016	1,466,020
3.78%, 03/14/32(b)	910	761,190
3.90%, 03/16/28(a)(b)	1,037	990,378
3.90%, 07/12/47(a)(b)	1,623	1,295,622
4.32%, 01/10/48(a)(b)	1,176	852,680
4.50%, 12/09/25(b)	538	524,269
5.50%, 09/12/25	500	502,449
Commonwealth Bank of Australia/New York NY
5.08%, 01/10/25	1,100	1,098,014
5.32%, 03/13/26(a)	1,370	1,377,518
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25),
(1-year CMT + 0.730%)(b)(d)	1,649	1,513,336
1.11%, 02/24/27 (Call 02/24/26),
(1-year CMT + 0.550%)(b)(d)	2,355	2,123,466
1.34%, 06/24/26 (Call 06/24/25),
(1-year CMT + 1.000%)(b)(d)	1,300	1,211,728
1.98%, 12/15/27 (Call 12/15/26),
(1-year CMT + 0.730%)(b)(d)	2,205	1,966,948
3.65%, 04/06/28 (Call 04/06/27),
(1-year CMT + 1.220%)(b)(d)	1,665	1,557,205
3.75%, 07/21/26	1,948	1,843,735
3.76%, 04/06/33 (Call 04/06/32),
(1-year CMT + 1.420%)(b)(d)	1,545	1,329,325
4.38%, 08/04/25	1,170	1,134,849
4.66%, 08/22/28 (Call 08/22/27),
(1-year CMT + 1.750%)(b)(d)	2,065	1,982,396
5.25%, 05/24/41	1,912	1,898,609
5.25%, 08/04/45	1,212	1,103,611
5.50%, 07/18/25	750	751,419
5.50%, 10/05/26	710	716,312
5.75%, 12/01/43	1,735	1,682,292
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	1,165	1,116,308
3.38%, 05/21/25	1,982	1,927,026
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	630	597,076
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 0.891%)(b)(d)	1,212	1,097,591

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.02%, 01/11/27(b)	$1,000	$904,402
2.81%, 01/11/41(b)	992	633,380
3.25%, 01/14/30(b)	2,104	1,786,863
4.00%, 01/10/33 (Call 01/10/28),
(5-year USD Swap + 1.644%)(b)(d)	2,060	1,849,554
4.38%, 03/17/25(b)	325	316,258
5.30%, 07/12/28(a)(b)	2,015	2,008,532
5.51%, 07/05/33(b)	520	516,873
5.59%, 07/05/26(b)	980	984,509
6.32%, 10/03/29 (Call 10/03/28),
(1-day SOFR + 1.860%)(b)(d)	1,640	1,671,468
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25),
(1-day SOFR + 1.676%)(b)(d)	2,892	2,715,116
2.38%, 01/22/25(b)	633	608,706
4.13%, 01/10/27(b)	1,806	1,726,677
Credit Suisse AG/New York NY
1.25%, 08/07/26	2,090	1,857,743
2.95%, 04/09/25	1,319	1,264,330
3.70%, 02/21/25	1,780	1,727,815
5.00%, 07/09/27	2,015	1,974,822
7.50%, 02/15/28	3,320	3,558,057
7.95%, 01/09/25	1,875	1,911,430
Credit Suisse Group AG
3.09%, 05/14/32 (Call 05/14/31),
(1-day SOFR + 1.730%)(b)(d)	3,603	2,941,454
4.19%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.730%)(b)(d)	3,611	3,241,564
6.54%, 08/12/33 (Call 08/12/32),
(1-day SOFR + 3.920%)(b)(d)	3,510	3,582,036
9.02%, 11/15/33 (Call 11/15/32),
(1-day SOFR + 5.020%)(b)(d)	2,410	2,852,285
Danske Bank A/S
1.55%, 09/10/27 (Call 09/10/26),
(1-year CMT + 0.730%)(b)(d)	835	740,760
1.62%, 09/11/26 (Call 09/11/25),
(1-year CMT + 1.350%)(b)(d)	982	904,692
3.24%, 12/20/25 (Call 12/20/24),
(3-mo. LIBOR US + 1.591%)(b)(d)	1,235	1,193,402
4.30%, 04/01/28 (Call 04/01/27),
(1-year CMT + 1.750%)(b)(d)	1,595	1,511,982
4.38%, 06/12/28(a)(b)	815	769,396
6.26%, 09/22/26 (Call 09/22/25),
(5-year CMT + 2.854%)(b)(d)	1,345	1,354,099
6.47%, 01/09/26 (Call 01/09/25),
(1-year CMT + 2.100%)(b)(d)	1,925	1,929,732
DBS Group Holdings Ltd., 1.17%, 11/22/24(b)	50	48,027
Deutsche Bank AG
4.10%, 01/13/26	704	678,545
4.50%, 04/01/25(a)	1,525	1,479,116
6.82%, 11/20/29 (Call 11/20/28),
(1-day SOFR + 2.510%)(d)	355	361,679
Deutsche Bank AG/New York NY
1.69%, 03/19/26	1,090	999,974
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(d)	2,575	2,359,879
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(a)(d)	1,225	1,094,794
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(d)	2,915	2,605,782
Security	Par (000)	Value

Banks (continued)
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(a)(d)	$1,258	$998,989
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(d)	2,602	2,180,394
3.73%, 01/14/32 (Call 01/14/31),
(1-day SOFR + 2.757%)(d)	1,200	944,790
3.74%, 01/07/33 (Call 10/07/31),
(1-day SOFR + 2.257%)(a)(d)	1,225	937,400
4.10%, 01/13/26	570	545,678
4.16%, 05/13/25	95	92,796
4.88%, 12/01/32 (Call 12/01/27),
(5-year USD ICE Swap + 2.553%)(d)	1,950	1,715,249
5.37%, 09/09/27(a)	375	372,651
5.88%, 07/08/31 (Call 04/08/30),
(1-day SOFR + 5.438%)(d)	380	345,876
6.12%, 07/14/26 (Call 07/14/25),
(1-day SOFR + 3.190%)(d)	1,210	1,202,355
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(d)	1,100	1,119,288
7.08%, 02/10/34 (Call 02/10/33),
(1-day SOFR + 3.650%)(d)	1,630	1,562,594
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(d)	1,425	1,453,464
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	605	482,106
3.45%, 07/27/26 (Call 04/27/26)	1,620	1,492,422
4.25%, 03/13/26	817	777,623
4.65%, 09/13/28 (Call 06/13/28)	890	810,762
DNB Bank ASA
1.13%, 09/16/26 (Call 09/16/25),
(1-year CMT + 0.850%)(b)(d)	845	773,837
1.54%, 05/25/27 (Call 05/25/26),
(1-year CMT + 0.720%)(b)(d)	1,475	1,325,168
1.61%, 03/30/28 (Call 03/30/27),
(1-year CMT + 0.680%)(b)(d)	890	778,662
5.90%, 10/09/26 (Call 10/09/25),
(1-day SOFR + 1.950%)(b)(d)	1,545	1,544,787
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/25(b)	1,277	1,222,107
4.40%, 08/23/25(a)(b)	1,002	979,444
4.55%, 08/23/27(a)(b)	766	745,008
5.70%, 03/14/28(a)(b)	905	908,300
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26),
(1-day SOFR + 0.685%)(d)	725	638,547
2.38%, 01/28/25 (Call 12/29/24)	860	826,456
2.55%, 05/05/27 (Call 04/05/27)	62	55,946
3.95%, 03/14/28 (Call 02/14/28)	743	694,549
4.06%, 04/25/28 (Call 04/25/27),
(1-day SOFR + 1.355%)(d)	590	550,385
4.34%, 04/25/33 (Call 04/05/32),
(1-day SOFR + 1.660%)(a)(d)	890	780,804
4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(d)	1,186	1,109,064
6.34%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 2.340%)(d)	1,290	1,302,210
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(d)	1,634	1,643,996
8.25%, 03/01/38	1,490	1,655,978
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)(a)	812	730,242

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.85%, 03/15/26 (Call 02/15/26)	$1,121	$1,060,589
3.95%, 07/28/25 (Call 06/28/25)	820	794,571
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25),
(3-mo. SOFR + 2.465%)(a)(d)	767	721,947
First Horizon Bank, 5.75%, 05/01/30
(Call 02/01/30)(a)	645	575,071
First Horizon Corp., 4.00%, 05/26/25
(Call 04/26/25)(a)	380	362,015
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	510	509,505
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)(a)	583	565,819
Goldman Sachs Capital I, 6.35%, 02/15/34	555	556,520
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25),
(1-day SOFR + 0.609%)(d)	1,006	944,425
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(d)	2,464	2,238,992
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(d)	3,632	3,295,317
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(d)	3,340	2,975,119
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(d)	5,378	4,829,367
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(d)	3,251	2,521,452
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(d)	4,326	3,406,459
2.60%, 02/07/30 (Call 11/07/29)	2,723	2,307,579
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(d)	4,593	3,701,099
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(d)	3,398	3,094,945
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(d)	3,937	3,141,174
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(d)	2,074	1,420,342
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(d)	5,060	4,172,186
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(d)	2,912	2,096,120
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(d)	2,736	2,011,892
3.50%, 01/23/25 (Call 10/23/24)	2,147	2,093,595
3.50%, 04/01/25 (Call 03/01/25)	3,678	3,571,525
3.50%, 11/16/26 (Call 11/16/25)(a)	2,969	2,832,816
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(d)	3,760	3,537,973
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(d)	2,968	2,786,803
3.75%, 05/22/25 (Call 02/22/25)	2,494	2,424,636
3.75%, 02/25/26 (Call 11/25/25)	2,227	2,148,808
3.80%, 03/15/30 (Call 12/15/29)	2,365	2,143,535
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(d)	2,982	2,770,602
3.85%, 01/26/27 (Call 01/26/26)	3,800	3,649,243
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.635%)(d)	3,384	2,800,567
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(d)	4,176	3,942,254
4.25%, 10/21/25(a)	2,511	2,445,671
Security	Par (000)	Value

Banks (continued)
4.39%, 06/15/27 (Call 06/15/26),
(1-day SOFR + 1.510%)(d)	$1,100	$1,065,961
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.692%)(d)	1,990	1,714,799
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(d)	3,320	3,202,077
4.75%, 10/21/45 (Call 04/21/45)	2,247	2,004,531
4.80%, 07/08/44 (Call 01/08/44)	2,299	2,045,710
5.15%, 05/22/45	1,905	1,716,697
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(d)	2,375	2,377,060
5.95%, 01/15/27	1,220	1,241,050
6.13%, 02/15/33(a)	1,350	1,421,156
6.25%, 02/01/41	3,057	3,208,966
6.45%, 05/01/36	1,288	1,326,599
6.48%, 10/24/29 (Call 10/24/28),
(1-day SOFR + 1.770%)(d)	2,075	2,148,244
6.56%, 10/24/34 (Call 10/24/33),
(1-day SOFR + 1.950%)(d)	730	771,499
6.75%, 10/01/37	7,240	7,606,612
Hana Bank
1.25%, 12/16/26(a)(b)	95	84,335
3.50%, (Call 10/19/26),
(5-year CMT + 2.409%)(a)(b)(d)(e)	390	349,194
HBOS PLC, 6.00%, 11/01/33(a)(b)	371	346,822
HSBC Bank USA NA/New York
5.63%, 08/15/35	510	476,056
5.88%, 11/01/34	255	248,797
7.00%, 01/15/39	840	927,311
HSBC Capital Funding Dollar 1 LP, 10.18%,
(Call 06/30/30),
(3-mo. LIBOR US + 4.980%)(b)(d)(e)	907	1,102,070
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1-day SOFR + 1.290%)(d)	2,395	2,157,845
1.65%, 04/18/26 (Call 04/18/25),
(1-day SOFR + 1.538%)(d)	2,402	2,260,055
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(d)	2,215	1,931,063
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(d)	2,575	2,426,758
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(d)	2,160	1,833,244
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(d)	2,870	2,596,885
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(d)	1,360	1,088,558
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(d)	4,547	3,651,291
2.85%, 06/04/31 (Call 06/04/30),
(1-day SOFR + 2.387%)(d)	1,612	1,339,111
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(d)	2,060	1,642,115
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(d)	2,650	2,548,045
3.90%, 05/25/26	3,100	2,979,280
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(d)	3,267	2,969,035
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(d)	2,928	2,770,331

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.18%, 12/09/25 (Call 12/09/24),
(1-day SOFR + 1.510%)(d)	$1,435	$1,406,207
4.25%, 08/18/25	660	640,559
4.29%, 09/12/26 (Call 09/15/25),
(3-mo. SOFR + 1.609%)(d)	2,991	2,897,914
4.30%, 03/08/26	3,232	3,151,464
4.38%, 11/23/26	1,779	1,717,945
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(d)	3,721	3,542,157
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(d)	3,660	3,540,421
4.76%, 03/29/33 (Call 03/29/32),
(1-day SOFR + 2.530%)(d)	3,245	2,856,476
4.95%, 03/31/30(a)	2,522	2,443,281
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(d)	2,300	2,259,305
5.25%, 03/14/44(a)	1,485	1,330,531
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(d)	3,095	2,976,799
5.89%, 08/14/27 (Call 08/14/26),
(1-day SOFR + 1.570%)(d)	2,660	2,664,824
6.10%, 01/14/42	700	743,168
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(d)	2,415	2,445,477
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(a)(d)	2,620	2,668,432
6.33%, 03/09/44 (Call 03/09/43),
(1-day SOFR + 2.650%)(d)	4,010	4,073,218
6.50%, 05/02/36(a)	1,605	1,616,691
6.50%, 05/02/36	2,015	1,985,465
6.50%, 09/15/37	3,035	3,019,006
6.55%, 06/20/34 (Call 06/20/33),
(1-day SOFR + 2.980%)(a)(d)	1,490	1,473,178
6.80%, 06/01/38	1,304	1,306,591
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(d)	2,045	2,108,451
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(d)	3,055	3,225,886
7.40%, 11/13/34 (Call 11/13/33),
(1-day SOFR + 3.020%)(d)	1,735	1,805,922
7.63%, 05/17/32(a)	75	80,616
8.11%, 11/03/33 (Call 11/03/32),
(1-day SOFR + 4.250%)(d)	2,605	2,841,344
HSBC USA Inc.
5.63%, 03/17/25	1,000	999,538
7.20%, 07/15/97	170	188,908
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(d)	860	617,350
2.55%, 02/04/30 (Call 01/04/30)(a)	875	719,384
4.00%, 05/15/25 (Call 04/15/25)(a)	550	532,894
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(d)	1,327	1,261,494
5.02%, 05/17/33 (Call 05/17/32),
(1-day SOFR + 2.050%)(a)(d)	608	554,508
6.21%, 08/21/29 (Call 08/21/28),
(1-day SOFR + 2.020%)(d)	670	671,040
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27),
(1-day SOFR + 1.650%)(d)	715	675,492
5.65%, 01/10/30 (Call 11/10/29)	795	770,736
Security	Par (000)	Value

Banks (continued)
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(b)	$450	$423,845
4.00%, 03/18/26(b)	735	712,231
Indonesia Government International Bond, 3.54%, 11/08/27	1,453	1,380,082
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	1,975	1,950,435
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25),
(1-year CMT + 1.100%)(b)(d)	1,273	1,184,164
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(d)	1,524	1,384,420
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(d)	1,062	864,276
3.87%, 03/28/26 (Call 03/28/25),
(1-day SOFR + 1.640%)(d)	1,345	1,307,962
3.95%, 03/29/27	1,934	1,837,200
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(d)	1,275	1,207,537
4.05%, 04/09/29	1,074	1,002,689
4.25%, 03/28/33 (Call 03/28/32),
(1-day SOFR + 2.070%)(a)(d)	1,510	1,348,813
4.55%, 10/02/28	1,607	1,542,541
4.63%, 01/06/26(b)	2,476	2,425,545
6.08%, 09/11/27 (Call 09/11/26),
(1-day SOFR + 1.560%)(d)	495	498,408
6.11%, 09/11/34 (Call 09/11/33),
(1-day SOFR + 2.090%)(d)	665	667,056
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	1,050	952,851
3.88%, 01/12/28(a)(b)	485	438,729
6.63%, 06/20/33(b)	1,050	1,028,080
7.00%, 11/21/25(b)	710	719,207
7.20%, 11/28/33(b)	1,200	1,215,380
7.78%, 06/20/54 (Call 06/20/53),
(1-year CMT + 3.900%)(b)(d)	1,995	1,916,191
7.80%, 11/28/53(b)	1,200	1,216,174
8.25%, 11/21/33 (Call 11/21/32),
(1-year CMT + 4.400%)(a)(b)(d)	2,270	2,358,729
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26),
(3-mo. SOFR + 0.695%)(d)	2,667	2,418,919
1.05%, 11/19/26 (Call 11/19/25),
(1-day SOFR + 0.800%)(a)(d)	3,222	2,944,037
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(d)	3,219	2,885,089
1.56%, 12/10/25 (Call 12/10/24),
(1-day SOFR + 0.605%)(d)	2,879	2,748,448
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(d)	4,310	3,924,197
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(d)	1,736	1,359,152
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(d)	3,658	2,875,597
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(d)	2,948	2,807,886
2.07%, 06/01/29 (Call 06/01/28),
(1-day SOFR + 1.015%)(d)	2,600	2,251,175
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(d)	5,051	4,797,856

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(a)(d)	$2,015	$1,808,523
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(d)	3,285	2,755,665
2.53%, 11/19/41 (Call 11/19/40),
(3-mo. SOFR + 1.510%)(d)	2,165	1,445,255
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(d)	3,798	3,053,209
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(d)	4,423	3,614,994
2.60%, 02/24/26 (Call 02/24/25),
(1-day SOFR + 0.915%)(a)(d)	1,410	1,355,625
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(d)	4,718	4,069,693
2.95%, 10/01/26 (Call 07/01/26)	2,072	1,958,713
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(d)	2,280	2,112,018
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(d)	3,308	2,815,450
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(d)	4,457	3,682,405
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(d)	2,142	1,569,847
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(d)	3,060	2,053,079
3.13%, 01/23/25 (Call 10/23/24)	2,082	2,028,772
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.460%)(d)	2,948	2,154,151
3.20%, 06/15/26 (Call 03/15/26)(a)	2,563	2,446,718
3.30%, 04/01/26 (Call 01/01/26)	3,255	3,110,777
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(d)	4,446	3,095,574
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.207%)(d)	2,904	2,697,145
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(d)	3,123	2,938,327
3.63%, 12/01/27 (Call 12/01/26)	1,551	1,464,831
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(d)	3,366	3,081,389
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(d)	2,631	2,504,748
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(d)	3,137	2,632,703
3.90%, 07/15/25 (Call 04/15/25)	2,429	2,376,482
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(d)	2,328	1,808,910
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.507%)(d)	2,510	2,428,379
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(d)	3,623	2,867,763
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(d)	2,949	2,784,783
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(d)	2,053	1,644,651
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(d)	3,480	3,403,960
4.13%, 12/15/26	2,465	2,385,320
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(a)(d)	2,929	2,786,541
4.25%, 10/01/27(a)	2,147	2,087,942
Security	Par (000)	Value

Banks (continued)
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(d)	$2,532	$2,104,409
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(d)	3,935	3,806,393
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(d)	2,966	2,841,014
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(d)	3,539	3,345,924
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(d)	2,290	2,193,971
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(d)	3,230	3,006,339
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(d)	4,350	4,282,431
4.85%, 02/01/44	1,170	1,084,286
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(d)	5,510	5,240,490
4.95%, 06/01/45	1,994	1,805,296
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(d)	3,260	3,248,857
5.35%, 06/01/34 (Call 06/01/33),
(1-day SOFR + 1.845%)(d)	4,335	4,233,195
5.40%, 01/06/42	1,860	1,851,783
5.50%, 10/15/40	1,660	1,656,462
5.55%, 12/15/25 (Call 12/15/24),
(1-day SOFR + 1.070%)(d)	3,490	3,479,581
5.60%, 07/15/41	2,466	2,499,093
5.63%, 08/16/43	1,856	1,844,681
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(a)(d)	4,435	4,418,959
6.07%, 10/22/27 (Call 10/22/26),
(1-day SOFR + 1.330%)(d)	2,720	2,764,170
6.09%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.570%)(d)	2,780	2,861,285
6.25%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 1.810%)(d)	2,690	2,809,525
6.40%, 05/15/38	3,377	3,716,361
7.63%, 10/15/26	1,297	1,384,396
7.75%, 07/15/25	165	171,448
8.00%, 04/29/27(a)	1,184	1,291,227
8.75%, 09/01/30	137	160,890
KBC Group NV
5.80%, 01/19/29 (Call 01/19/28),
(1-year CMT + 2.100%)(b)(d)	1,200	1,190,606
6.32%, 09/21/34 (Call 09/21/33),
(1-year CMT + 2.050%)(b)(d)	1,245	1,251,328
KeyBank NA
4.70%, 01/26/26 (Call 12/26/25)	350	335,257
5.00%, 01/26/33 (Call 10/26/32)(a)	695	609,600
KeyBank NA/Cleveland OH
3.30%, 06/01/25	908	860,489
3.40%, 05/20/26	737	665,825
3.90%, 04/13/29 (Call 03/13/29)	905	753,094
4.15%, 08/08/25	1,439	1,373,133
4.90%, 08/08/32(a)	1,080	879,988
5.85%, 11/15/27 (Call 10/16/27)	1,049	1,014,536
6.95%, 02/01/28	330	323,692
KeyCorp
2.25%, 04/06/27	1,093	950,707
2.55%, 10/01/29	655	526,867
4.10%, 04/30/28	447	407,848

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.15%, 10/29/25	$533	$512,914
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(d)	985	853,250
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(a)(b)	1,048	985,435
Kookmin Bank
1.75%, 05/04/25(b)	550	522,566
2.50%, 11/04/30(b)	60	48,236
Lloyds Bank PLC, 3.50%, 05/14/25	350	340,190
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(d)	490	442,314
2.44%, 02/05/26 (Call 02/05/25),
(1-year CMT + 1.000%)(d)	1,370	1,310,900
3.37%, 12/14/46 (Call 09/14/41),
(5-year CMT + 1.500%)(d)	1,716	1,099,689
3.51%, 03/18/26 (Call 03/18/25),
(1-year CMT + 1.600%)(d)	1,505	1,453,707
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(d)	2,285	2,103,736
3.75%, 01/11/27	1,610	1,521,326
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(d)	1,332	1,247,136
4.34%, 01/09/48	1,629	1,189,625
4.38%, 03/22/28	1,721	1,631,391
4.45%, 05/08/25	1,602	1,568,593
4.55%, 08/16/28	1,605	1,532,759
4.58%, 12/10/25	1,578	1,522,955
4.65%, 03/24/26	2,200	2,122,180
4.72%, 08/11/26 (Call 08/11/25),
(1-year CMT + 1.750%)(d)	1,705	1,667,011
4.98%, 08/11/33 (Call 08/11/32),
(1-year CMT + 2.300%)(a)(d)	1,045	970,391
5.30%, 12/01/45(a)	685	590,380
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(d)	1,350	1,353,552
5.99%, 08/07/27 (Call 08/07/26),
(1-year CMT + 1.480%)(d)	1,730	1,733,974
7.95%, 11/15/33 (Call 11/15/32),
(1-year CMT + 3.750%)(d)	1,755	1,894,817
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27),
(1-day SOFR + 1.780%)(d)	723	673,110
5.05%, 01/27/34 (Call 01/27/33),
(1-day SOFR + 1.850%)(d)	1,685	1,510,468
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	1,572	1,515,018
3.05%, 03/03/36 (Call 03/03/31),
(5-year CMT + 1.700%)(b)(d)	1,840	1,412,157
3.23%, 03/21/25(a)(b)	1,167	1,132,909
3.62%, 06/03/30(b)	1,450	1,215,197
3.90%, 01/15/26(b)	1,000	969,000
4.00%, 07/29/25(b)	520	507,851
4.88%, 06/10/25(b)	750	734,190
5.21%, 06/15/26(b)	710	706,266
5.39%, 12/07/26(b)	555	554,846
6.79%, 01/18/33(a)(b)	1,295	1,313,605
Macquarie Group Ltd.
1.34%, 01/12/27 (Call 01/12/26),
(1-day SOFR + 1.069%)(b)(d)	1,382	1,253,145
Security	Par (000)	Value

Banks (continued)
1.63%, 09/23/27 (Call 09/23/26),
(1-day SOFR + 0.910%)(b)(d)	$1,245	$1,101,686
1.94%, 04/14/28 (Call 04/14/27),
(1-day SOFR + 0.995%)(b)(d)	800	700,353
2.69%, 06/23/32 (Call 06/23/31),
(1-day SOFR + 1.440%)(b)(d)	1,365	1,071,065
2.87%, 01/14/33 (Call 01/14/32),
(3-mo. SOFR + 1.532%)(b)(d)	1,709	1,336,012
3.76%, 11/28/28 (Call 11/28/27),
(3-mo. LIBOR US + 1.372%)(b)(d)	616	565,658
4.10%, 06/21/28 (Call 06/21/27),
(1-day SOFR + 2.125%)(b)(d)	1,025	965,775
4.44%, 06/21/33 (Call 06/21/32),
(1-day SOFR + 2.405%)(a)(b)(d)	855	747,989
4.65%, 03/27/29 (Call 03/27/28),
(3-mo. LIBOR US + 1.727%)(a)(b)(d)	735	693,615
5.03%, 01/15/30 (Call 01/15/29),
(3-mo. LIBOR US + 1.750%)(a)(b)(d)	1,153	1,113,986
5.11%, 08/09/26 (Call 08/09/25),
(1-day SOFR + 2.208%)(a)(b)(d)	765	756,201
5.49%, 11/09/33 (Call 11/09/32),
(1-day SOFR + 2.865%)(a)(b)(d)	430	414,353
5.89%, 06/15/34 (Call 06/15/33),
(1-day SOFR + 2.380%)(a)(b)(d)	875	855,139
6.26%, 12/07/34 (Call 12/07/33),
(1-day SOFR + 2.303%)(b)(d)	900	899,511
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	811	778,856
3.40%, 08/17/27	596	528,749
4.65%, 01/27/26 (Call 12/27/25)	560	539,241
4.70%, 01/27/28 (Call 12/28/27)	1,470	1,380,901
5.40%, 11/21/25 (Call 10/21/25)	1,327	1,306,598
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25(a)	2,165	2,024,390
1.54%, 07/20/27 (Call 07/20/26),
(1-year CMT + 0.750%)(d)	2,270	2,043,245
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(d)	1,505	1,347,213
2.05%, 07/17/30	1,620	1,314,602
2.19%, 02/25/25	2,191	2,100,614
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(d)	1,465	1,168,951
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(a)(d)	1,950	1,768,174
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(d)	951	764,731
2.56%, 02/25/30(a)	1,394	1,182,981
2.76%, 09/13/26	1,505	1,399,815
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(d)	1,304	1,070,755
3.20%, 07/18/29	1,756	1,567,027
3.29%, 07/25/27	616	575,600
3.68%, 02/22/27(a)	1,279	1,219,121
3.74%, 03/07/29	2,161	2,012,308
3.75%, 07/18/39	1,498	1,217,646
3.78%, 03/02/25	537	524,596
3.84%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.125%)(a)(d)	695	676,262
3.85%, 03/01/26	2,925	2,824,354
3.96%, 03/02/28(a)	1,203	1,148,479
4.05%, 09/11/28	1,292	1,231,463

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(d)	$1,135	$1,084,335
4.15%, 03/07/39(a)	733	625,707
4.29%, 07/26/38(a)	631	557,394
4.32%, 04/19/33 (Call 04/19/32),
(1-year CMT + 1.550%)(d)	660	605,524
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(d)	2,070	2,036,330
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(d)	1,970	1,922,557
5.24%, 04/19/29 (Call 04/19/28),
(1-year CMT + 1.700%)(a)(d)	1,135	1,128,191
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(d)	1,410	1,406,122
5.41%, 04/19/34 (Call 04/19/33),
(1-year CMT + 1.970%)(a)(d)	1,285	1,272,787
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(a)(d)	1,730	1,732,603
5.44%, 02/22/34 (Call 02/22/33),
(1-year CMT + 1.630%)(a)(d)	1,570	1,559,324
5.47%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.125%)(d)	911	909,351
5.48%, 02/22/31 (Call 02/22/30),
(1-year CMT + 1.530%)(d)	705	701,299
5.54%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.500%)(d)	470	467,935
5.72%, 02/20/26 (Call 02/20/25),
(1-year CMT + 1.080%)(d)	2,440	2,438,896
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(d)	1,934	1,736,268
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(d)	1,573	1,416,788
1.98%, 09/08/31 (Call 09/08/30),
(3-mo. SOFR + 1.532%)(d)	920	723,185
2.17%, 05/22/32 (Call 05/22/31),
(1-year CMT + 0.870%)(d)	883	688,736
2.20%, 07/10/31 (Call 07/10/30),
(3-mo. SOFR + 1.772%)(d)	1,337	1,073,535
2.23%, 05/25/26 (Call 05/25/25),
(3-mo. SOFR + 1.092%)(d)	1,095	1,037,236
2.26%, 07/09/32 (Call 07/09/31),
(1-year CMT + 0.900%)(a)(d)	631	493,657
2.56%, 09/13/31	775	605,980
2.59%, 05/25/31 (Call 05/25/30),
(3-mo. SOFR + 1.332%)(a)(d)	680	562,231
2.65%, 05/22/26 (Call 05/22/25),
(1-year CMT + 0.900%)(d)	860	819,309
2.84%, 09/13/26(a)	1,289	1,202,781
2.87%, 09/13/30 (Call 09/13/29),
(3-mo. SOFR + 1.572%)(d)	720	618,491
3.15%, 07/16/30 (Call 07/16/29),
(3-mo. SOFR + 1.392%)(d)	1,039	907,246
3.17%, 09/11/27	1,060	977,672
3.26%, 05/22/30 (Call 05/22/29),
(1-year CMT + 1.250%)(a)(d)	1,055	933,588
3.48%, 04/12/26(a)(b)	1,880	1,795,628
3.66%, 02/28/27	861	814,324
4.02%, 03/05/28	1,250	1,185,641
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(d)	1,355	1,280,173
Security	Par (000)	Value

Banks (continued)
4.35%, 10/20/25(b)	$790	$763,090
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(d)	1,255	1,249,674
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(d)	1,235	1,240,671
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(d)	1,062	1,054,785
5.74%, 05/27/31 (Call 05/27/30),
(1-year CMT + 1.650%)(a)(d)	910	909,657
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(d)	1,270	1,268,117
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(d)	1,490	1,483,516
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(d)	1,795	1,814,062
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(d)	3,325	3,013,371
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(d)	3,625	3,254,693
1.59%, 05/04/27 (Call 04/04/27),
(1-day SOFR + 0.879%)(d)	4,435	4,021,070
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(d)	3,584	2,746,244
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(d)	2,709	2,082,118
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(a)(d)	3,154	2,998,836
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(d)	4,169	3,260,247
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(d)	2,910	2,651,880
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(d)	3,065	2,314,137
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(d)	3,415	2,708,597
2.63%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.940%)(d)	2,115	2,031,076
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(d)	4,396	3,711,886
2.80%, 01/25/52 (Call 07/25/51),
(1-day SOFR + 1.430%)(d)	2,818	1,757,208
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(d)	3,260	2,659,617
3.13%, 07/27/26	3,704	3,501,977
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(d)	2,834	2,060,240
3.59%, 07/22/28 (Call 07/22/27)(d)	3,717	3,479,337
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(d)	3,365	2,986,329
3.63%, 01/20/27(a)	3,771	3,602,303
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(d)	3,727	3,475,564
3.88%, 01/27/26(a)	3,617	3,514,096
3.95%, 04/23/27	2,620	2,488,020
3.97%, 07/22/38 (Call 07/22/37)(d)	2,891	2,408,708
4.00%, 07/23/25	2,578	2,518,600
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(d)	3,063	2,941,318
4.30%, 01/27/45	2,483	2,083,180
4.35%, 09/08/26	2,728	2,646,388

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.38%, 01/22/47	$3,227	$2,711,682
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(d)	3,745	3,555,232
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(d)	1,362	1,191,370
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(d)	3,035	2,982,883
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(d)	2,325	2,177,880
5.00%, 11/24/25	2,090	2,067,078
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(d)	1,820	1,802,985
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(d)	3,160	3,110,355
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(d)	2,715	2,669,880
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(d)	4,115	3,942,833
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(d)	2,750	2,560,388
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(d)	1,510	1,464,336
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(d)	1,625	1,618,837
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(a)(d)	2,830	2,853,645
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(d)	2,510	2,433,106
6.14%, 10/16/26 (Call 10/16/25),
(1-day SOFR + 1.770%)(d)	1,765	1,779,019
6.25%, 08/09/26	1,525	1,556,101
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(d)	2,805	2,882,529
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(d)	3,895	4,033,948
6.38%, 07/24/42	2,443	2,666,224
6.41%, 11/01/29 (Call 11/01/28),
(1-day SOFR + 1.830%)(d)	890	921,580
6.63%, 11/01/34 (Call 11/01/33),
(1-day SOFR + 2.050%)(d)	1,620	1,716,311
7.25%, 04/01/32(a)	1,358	1,546,658
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	1,890	1,866,540
5.48%, 07/16/25 (Call 06/16/25)	1,100	1,102,431
5.88%, 10/30/26 (Call 09/30/26)	2,000	2,031,999
MUFG Bank Ltd., 4.70%, 03/10/44(a)(b)	300	257,611
National Australia Bank Ltd.
1.39%, 01/12/25(a)(b)	1,445	1,384,963
1.89%, 01/12/27(b)	1,900	1,718,449
2.33%, 08/21/30(b)	2,350	1,845,895
2.65%, 01/14/41(a)(b)	990	596,661
2.99%, 05/21/31(b)	1,132	908,111
3.35%, 01/12/37 (Call 01/12/32),
(5-year CMT + 1.700%)(b)(d)	1,997	1,562,511
3.50%, 01/10/27(b)	1,025	975,904
3.93%, 08/02/34 (Call 08/02/29),
(5-year CMT + 1.880%)(b)(d)	1,791	1,568,358
6.43%, 01/12/33(a)(b)	1,405	1,426,143
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,743	1,633,011
3.38%, 01/14/26	1,117	1,077,959
Security	Par (000)	Value

Banks (continued)
3.50%, 06/09/25	$560	$546,420
3.91%, 06/09/27	905	869,403
4.90%, 06/13/28	1,220	1,207,723
4.94%, 01/12/28	1,375	1,366,194
4.97%, 01/12/26	1,438	1,433,811
5.20%, 05/13/25	640	638,983
National Securities Clearing Corp.
0.75%, 12/07/25 (Call 11/07/25)(b)	755	690,751
1.50%, 04/23/25 (Call 03/23/25)(b)	2,032	1,931,780
5.00%, 05/30/28 (Call 04/30/28)(b)	700	699,094
5.10%, 11/21/27 (Call 10/21/27)(a)(b)	975	977,953
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(d)	1,710	1,534,573
3.03%, 11/28/35 (Call 08/28/30),
(5-year CMT + 2.350%)(d)	1,455	1,136,533
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(d)	1,012	920,089
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(d)	1,510	1,393,381
4.80%, 04/05/26	1,643	1,610,724
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(a)(d)	2,303	2,203,896
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(d)	2,081	1,990,208
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(d)	570	561,119
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(d)	1,455	1,448,392
5.85%, 03/02/27 (Call 03/02/26),
(1-year CMT + 1.350%)(a)(d)	1,320	1,315,601
6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(a)(d)	860	859,713
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(d)	2,021	2,071,445
NatWest Markets PLC
1.60%, 09/29/26(b)	1,795	1,609,271
3.48%, 03/22/25(b)	960	933,216
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.050%)(b)(d)	215	191,645
NBK Tier 1 Financing 2 Ltd., 4.50%,
(Call 11/27/25)(b)(d)(e)	504	470,397
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26)(b)(d)(e)	185	162,141
NongHyup Bank
1.25%, 07/28/26(b)	75	67,385
4.25%, 07/06/27(b)	50	48,412
Nordea Bank Abp
0.75%, 08/28/25(a)(b)	1,312	1,210,282
1.50%, 09/30/26(b)	2,185	1,956,270
3.60%, 06/06/25(b)	888	864,545
4.63%, 09/13/33 (Call 09/13/28),
(5-year USD Swap + 1.690%)(b)(d)	992	901,805
4.75%, 09/22/25(b)	690	681,219
5.38%, 09/22/27(b)	1,110	1,103,086
Norinchukin Bank (The)
1.28%, 09/22/26(b)	1,175	1,048,299
2.08%, 09/22/31(a)(b)	890	702,527
4.87%, 09/14/27(a)(b)	1,045	1,025,204
5.07%, 09/14/32(a)(b)	382	371,332
5.43%, 03/09/28(a)(b)	1,035	1,036,311

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	$1,546	$1,277,513
3.15%, 05/03/29 (Call 02/03/29)	854	775,983
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(d)	528	479,533
3.65%, 08/03/28 (Call 05/03/28)(a)	449	423,413
3.95%, 10/30/25	1,095	1,069,583
4.00%, 05/10/27 (Call 04/10/27)	1,404	1,363,482
6.13%, 11/02/32 (Call 08/02/32)(a)	1,345	1,386,094
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/30 (Call 09/10/25), (5-year CMT + 1.580%)(a)(b)(d)	1,155	1,074,671
PNC Bank NA
2.70%, 10/22/29	1,070	897,983
2.95%, 02/23/25 (Call 01/23/25)	787	760,642
3.10%, 10/25/27 (Call 09/25/27)	1,786	1,635,602
3.25%, 06/01/25 (Call 05/02/25)	1,195	1,150,543
3.25%, 01/22/28 (Call 12/23/27)	965	886,599
3.88%, 04/10/25 (Call 03/10/25)	840	817,070
4.05%, 07/26/28	1,880	1,755,015
4.20%, 11/01/25 (Call 10/01/25)	965	934,381
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	892	798,370
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)(d)	1,085	883,210
2.55%, 01/22/30 (Call 10/24/29)	2,924	2,474,508
2.60%, 07/23/26 (Call 05/24/26)	1,088	1,014,732
3.15%, 05/19/27 (Call 04/19/27)	859	800,980
3.45%, 04/23/29 (Call 01/23/29)	1,760	1,603,442
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(a)(d)	759	675,599
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(d)	1,605	1,570,861
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(d)	2,125	1,992,693
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.620%)(d)	1,545	1,526,066
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(d)	1,531	1,520,113
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(d)	1,061	1,060,476
5.94%, 08/18/34 (Call 08/18/33),
(1-day SOFR + 1.946%)(d)	755	751,978
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(d)	2,120	2,121,443
6.62%, 10/20/27 (Call 10/20/26),
(1-day SOFR + 1.730%)(d)	1,425	1,457,890
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(d)	540	573,266
Regions Bank/Birmingham AL, 6.45%, 06/26/37	855	825,199
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	823	679,395
2.25%, 05/18/25 (Call 04/18/25)	805	756,120
7.38%, 12/10/37(a)	359	381,779
Rheinland-Pfalz Bank, 6.88%, 02/23/28(b)(c)	50	53,059
Royal Bank of Canada
0.88%, 01/20/26	936	853,745
1.15%, 06/10/25(a)	2,172	2,038,577
1.15%, 07/14/26	1,672	1,504,592
1.20%, 04/27/26	2,317	2,104,280
1.40%, 11/02/26	1,325	1,189,995
Security	Par (000)	Value

Banks (continued)
1.60%, 01/21/25	$1,387	$1,329,889
2.05%, 01/21/27	585	533,111
2.30%, 11/03/31	2,505	2,012,091
3.38%, 04/14/25	1,235	1,200,802
3.63%, 05/04/27	1,261	1,195,904
3.88%, 05/04/32	1,148	1,029,085
4.24%, 08/03/27	1,042	1,009,790
4.65%, 01/27/26	1,927	1,894,389
4.88%, 01/12/26	1,230	1,219,470
4.90%, 01/12/28(a)	1,199	1,186,377
4.95%, 04/25/25	910	903,590
5.00%, 02/01/33	1,945	1,873,351
5.00%, 05/02/33(a)	1,075	1,033,811
5.20%, 07/20/26	1,315	1,312,148
5.20%, 08/01/28	1,095	1,091,142
6.00%, 11/01/27	1,470	1,509,651
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(d)	1,385	1,240,779
3.24%, 10/05/26 (Call 08/05/26)	1,280	1,182,865
3.45%, 06/02/25 (Call 05/02/25)	1,068	1,024,591
4.40%, 07/13/27 (Call 04/14/27)	1,417	1,348,728
4.50%, 07/17/25 (Call 04/17/25)(a)	1,238	1,207,877
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(d)	820	811,379
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(d)	1,100	1,111,047
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(d)	974	980,095
7.66%, 11/09/31 (Call 11/09/30),
(1-day SOFR + 3.280%)(d)	725	756,931
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(d)	1,772	1,628,989
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(d)	1,565	1,397,379
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(d)	845	753,362
2.90%, 03/15/32 (Call 03/15/31),
(1-day SOFR + 1.475%)(d)	935	757,866
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(d)	1,560	1,431,003
4.75%, 09/15/25(b)	20	19,371
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(d)	1,084	1,093,124
6.83%, 11/21/26 (Call 11/21/25),
(1-day SOFR + 2.749%)(d)	1,610	1,623,409
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(b)	50	44,752
3.75%, 09/20/27(b)	200	185,331
4.00%, 04/23/29(b)	577	526,907
4.38%, 04/13/32(b)	590	526,534
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	200	183,597
2.88%, (Call 05/12/26),
(5-year CMT + 2.064%)(b)(d)(e)	366	325,045
Skandinaviska Enskilda Banken AB
0.85%, 09/02/25(a)(b)	795	734,084
1.20%, 09/09/26(b)	285	254,283
1.40%, 11/19/25(b)	195	180,109

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Societe Generale SA
1.38%, 07/08/25(b)	$200	$186,966
1.49%, 12/14/26 (Call 12/14/25),
(1-year CMT + 1.100%)(b)(d)	2,560	2,316,894
1.79%, 06/09/27 (Call 06/09/26),
(1-year CMT + 1.000%)(a)(b)(d)	1,459	1,304,843
2.23%, 01/21/26 (Call 01/21/25),
(1-year CMT + 1.050%)(b)(d)	1,975	1,878,330
2.63%, 01/22/25(b)	1,883	1,808,186
2.80%, 01/19/28 (Call 01/19/27),
(1-year CMT + 1.300%)(b)(d)	1,855	1,677,368
2.89%, 06/09/32 (Call 06/09/31),
(1-year CMT + 1.300%)(b)(d)	1,950	1,526,952
3.00%, 01/22/30(b)	1,248	1,044,064
3.34%, 01/21/33 (Call 01/21/32),
(1-year CMT + 1.600%)(b)(d)	860	687,087
3.63%, 03/01/41(b)	1,425	901,590
3.65%, 07/08/35 (Call 07/08/30),
(5-year CMT + 3.000%)(b)(d)	786	636,653
4.00%, 01/12/27(b)	1,405	1,319,385
4.03%, 01/21/43 (Call 01/21/42),
(1-year CMT + 1.900%)(b)(d)	1,510	992,258
4.25%, 04/14/25(a)(b)	1,675	1,619,140
4.25%, 08/19/26(b)	1,152	1,090,221
4.35%, 06/13/25(b)	315	308,669
4.68%, 06/15/27(b)	505	490,739
4.75%, 11/24/25(b)	720	696,516
4.75%, 09/14/28(a)(b)	675	646,314
5.63%, 11/24/45(a)(b)	380	309,704
6.22%, 06/15/33 (Call 06/15/32),
(1-year CMT + 3.200%)(b)(d)	1,072	1,005,074
6.45%, 01/12/27 (Call 01/12/26),
(1-year CMT + 2.300%)(b)(d)	1,420	1,425,102
6.45%, 01/10/29 (Call 01/10/28),
(1-year CMT + 2.550%)(b)(d)	1,255	1,266,306
6.69%, 01/10/34 (Call 01/10/33),
(1-year CMT + 2.950%)(b)(d)	1,875	1,877,948
7.37%, 01/10/53(a)(b)	1,320	1,275,855
Standard Chartered Bank, 8.00%, 05/30/31(b)	1,835	1,947,370
Standard Chartered PLC
1.46%, 01/14/27 (Call 01/14/26),
(1-year CMT + 1.000%)(b)(d)	1,110	1,003,018
2.61%, 01/12/28 (Call 01/12/27),
(1-year CMT + 1.180%)(b)(d)	1,975	1,775,326
2.68%, 06/29/32 (Call 06/29/31),
(1-year CMT + 1.200%)(b)(d)	1,025	799,693
2.82%, 01/30/26 (Call 01/30/25),
(3-mo. LIBOR US + 1.209%)(b)(d)	2,351	2,254,170
3.20%, 04/17/25(a)(b)	940	907,828
3.27%, 02/18/36 (Call 11/18/30),
(5-year CMT + 2.300%)(b)(d)	1,981	1,535,530
3.60%, 01/12/33 (Call 01/12/32),
(1-year CMT + 1.900%)(b)(d)	780	616,797
3.97%, 03/30/26 (Call 03/30/25),
(1-year CMT + 1.650%)(b)(d)	1,525	1,476,614
4.05%, 04/12/26(b)	1,177	1,133,966
4.30%, 02/19/27(b)	1,205	1,133,177
4.31%, 05/21/30 (Call 05/21/29),
(3-mo. LIBOR US + 1.910%)(a)(b)(d)	760	690,143
4.64%, 04/01/31 (Call 04/01/30),
(1-year CMT + 3.850%)(b)(d)	1,790	1,638,098
Security	Par (000)	Value

Banks (continued)
4.87%, 03/15/33 (Call 03/15/28),
(5-year USD ICE Swap + 1.970%)(b)(d)	$1,220	$1,111,251
5.30%, 01/09/43(b)	760	645,159
5.70%, 03/26/44(a)(b)	1,526	1,359,286
6.17%, 01/09/27 (Call 01/09/26),
(1-year CMT + 2.050%)(b)(d)	1,145	1,148,934
6.19%, 07/06/27 (Call 07/06/26),
(1-year CMT + 1.850%)(b)(d)	1,650	1,655,545
6.30%, 01/09/29 (Call 01/09/28),
(1-year CMT + 2.450%)(b)(d)	1,815	1,820,937
6.30%, 07/06/34 (Call 07/06/33),
(1-year CMT + 2.580%)(b)(d)	1,325	1,319,011
7.77%, 11/16/28 (Call 11/16/27),
(1-year CMT + 3.450%)(b)(d)	1,200	1,270,362
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1-day SOFR + 0.560%)(d)	753	680,330
1.75%, 02/06/26 (Call 02/06/25),
(1-day SOFR + 0.441%)(a)(d)	422	402,223
2.20%, 02/07/28 (Call 02/07/27),
(1-day SOFR + 0.730%)(d)	870	792,528
2.20%, 03/03/31	1,352	1,079,375
2.35%, 11/01/25 (Call 11/01/24),
(1-day SOFR + 0.940%)(d)	865	837,503
2.40%, 01/24/30	987	850,387
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(d)	438	354,886
2.65%, 05/19/26(a)	1,100	1,039,157
2.90%, 03/30/26 (Call 10/30/25),
(1-day SOFR + 2.600%)(d)	801	771,933
3.03%, 11/01/34 (Call 11/01/29),
(1-day SOFR + 1.490%)(d)	995	858,677
3.15%, 03/30/31 (Call 03/30/30),
(1-day SOFR + 2.650%)(d)	485	423,717
3.30%, 12/16/24	1,016	993,726
3.55%, 08/18/25	937	910,428
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(d)	751	716,170
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(a)(d)	915	825,297
4.42%, 05/13/33 (Call 05/13/32),
(1-day SOFR + 1.605%)(a)(d)	530	491,522
4.82%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.567%)(d)	1,120	1,052,264
4.86%, 01/26/26 (Call 01/26/25),
(1-day SOFR + 0.604%)(a)(d)	290	286,655
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(d)	1,185	1,175,984
5.16%, 05/18/34 (Call 05/18/33),
(1-day SOFR + 1.890%)(d)	670	646,013
5.27%, 08/03/26 (Call 07/03/26)	1,555	1,554,226
5.68%, 11/21/29 (Call 11/21/28),
(1-day SOFR + 1.484%)(d)	1,200	1,209,922
5.75%, 11/04/26 (Call 11/04/25),
(1-day SOFR + 1.353%)(d)	704	706,122
5.82%, 11/04/28 (Call 11/04/27),
(1-day SOFR + 1.715%)(d)	625	637,120
6.12%, 11/21/34 (Call 11/21/33),
(1-day SOFR + 1.958%)(d)	600	606,742
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,748	1,590,791

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.40%, 09/17/26	$2,625	$2,354,663
1.47%, 07/08/25	2,150	2,013,948
1.71%, 01/12/31(a)	635	490,221
1.90%, 09/17/28	2,665	2,278,671
2.13%, 07/08/30	1,855	1,507,711
2.14%, 09/23/30	1,124	899,279
2.17%, 01/14/27	905	818,305
2.22%, 09/17/31	1,065	840,879
2.30%, 01/12/41	460	296,054
2.35%, 01/15/25	1,385	1,335,529
2.47%, 01/14/29	972	841,199
2.63%, 07/14/26	1,641	1,530,465
2.72%, 09/27/29	730	626,097
2.75%, 01/15/30	1,515	1,293,408
2.93%, 09/17/41(a)	475	326,372
3.01%, 10/19/26	822	769,472
3.04%, 07/16/29	3,055	2,693,074
3.05%, 01/14/42(a)	405	291,423
3.20%, 09/17/29	671	591,454
3.35%, 10/18/27(a)	1,055	980,021
3.36%, 07/12/27	1,253	1,170,975
3.45%, 01/11/27(a)	1,789	1,691,251
3.54%, 01/17/28	1,401	1,302,042
3.78%, 03/09/26	2,645	2,550,736
3.94%, 07/19/28	864	813,970
4.31%, 10/16/28(a)	854	815,987
5.46%, 01/13/26	1,325	1,323,949
5.52%, 01/13/28	2,215	2,225,787
5.71%, 01/13/30	1,710	1,724,020
5.72%, 09/14/28	1,255	1,271,149
5.77%, 01/13/33	2,365	2,410,803
5.78%, 07/13/33	780	792,978
5.80%, 07/13/28	805	816,961
5.81%, 09/14/33(a)	1,260	1,281,106
5.85%, 07/13/30	780	794,049
5.88%, 07/13/26	735	742,082
6.18%, 07/13/43	1,315	1,372,857
Sumitomo Mitsui Trust Bank Ltd.
1.05%, 09/12/25(b)	829	765,154
1.35%, 09/16/26(b)	1,213	1,084,346
1.55%, 03/25/26(b)	1,370	1,253,182
2.55%, 03/10/25(a)(b)	425	408,785
2.80%, 03/10/27(b)	940	866,564
4.80%, 09/15/25(a)(b)	400	393,942
4.95%, 09/15/27(b)	370	364,619
5.50%, 03/09/28(b)	865	871,439
5.55%, 09/14/28(a)(b)	355	358,527
5.65%, 03/09/26(b)	920	923,693
5.65%, 09/14/26(b)	855	859,198
Svenska Handelsbanken AB
1.42%, 06/11/27 (Call 06/11/26),
(1-year CMT + 0.630%)(a)(b)(d)	1,205	1,077,598
3.65%, 06/10/25(a)(b)	925	901,858
3.95%, 06/10/27(b)	1,230	1,177,149
5.25%, 06/15/26(b)	25	24,965
5.50%, 06/15/28(a)(b)	545	541,034
Swedbank AB
1.54%, 11/16/26(b)	1,390	1,245,596
3.36%, 04/04/25(b)	895	869,188
5.34%, 09/20/27(a)(b)	1,105	1,083,816
5.47%, 06/15/26(b)	765	762,968
Security	Par (000)	Value

Banks (continued)
6.14%, 09/12/26(b)	$700	$703,580
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	1,110	1,075,324
5.63%, 08/23/27 (Call 07/23/27)	999	946,308
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	675	618,056
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)(a)	400	389,309
Toronto-Dominion Bank (The)
0.75%, 09/11/25	1,036	954,174
0.75%, 01/06/26	1,600	1,455,914
1.15%, 06/12/25	930	871,893
1.20%, 06/03/26	1,780	1,607,894
1.25%, 12/13/24	900	860,930
1.25%, 09/10/26	2,020	1,815,038
1.45%, 01/10/25	800	765,963
1.95%, 01/12/27	1,515	1,376,229
2.00%, 09/10/31	1,078	856,938
2.45%, 01/12/32	825	661,026
2.80%, 03/10/27	1,775	1,644,097
3.20%, 03/10/32	2,146	1,810,913
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(d)	2,302	2,161,647
3.77%, 06/06/25	1,955	1,905,183
4.11%, 06/08/27	2,375	2,284,152
4.46%, 06/08/32	2,725	2,531,259
4.69%, 09/15/27	2,240	2,198,829
5.10%, 01/09/26(a)	823	821,374
5.16%, 01/10/28	1,865	1,850,732
5.52%, 07/17/28	1,675	1,686,943
5.53%, 07/17/26	1,780	1,788,973
8.13%, 10/31/82 (Call 10/31/27),
(5-year CMT + 4.075%)(d)	108	108,597
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	1,815	1,715,161
2.15%, 12/06/24 (Call 11/06/24)	932	897,599
2.25%, 03/11/30 (Call 12/11/29)	1,663	1,316,184
3.30%, 05/15/26 (Call 04/15/26)	1,302	1,216,770
3.63%, 09/16/25 (Call 08/16/25)	1,644	1,572,198
3.80%, 10/30/26 (Call 09/30/26)(a)	1,460	1,364,694
4.05%, 11/03/25 (Call 09/03/25)	850	826,867
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	940	802,366
1.20%, 08/05/25 (Call 07/03/25)(a)	647	599,817
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(d)	1,743	1,568,119
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(d)	1,426	1,194,948
1.95%, 06/05/30 (Call 03/05/30)	1,130	904,546
3.70%, 06/05/25 (Call 05/05/25)	820	795,427
3.88%, 03/19/29 (Call 02/19/29)(a)	66	60,018
4.00%, 05/01/25 (Call 03/01/25)	1,172	1,139,085
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(d)	1,150	1,081,071
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(d)	1,332	1,288,248
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(d)	1,850	1,773,213
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(d)	1,420	1,258,776
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(d)	1,825	1,678,795

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(d)	$1,230	$1,197,655
5.90%, 10/28/26 (Call 10/28/25),
(1-day SOFR + 1.626%)(a)(d)	1,160	1,154,716
6.05%, 06/08/27 (Call 06/08/26),
(1-day SOFR + 2.050%)(d)	1,145	1,146,497
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(d)	650	641,283
7.16%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.446%)(d)	1,325	1,385,219
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	1,789	1,371,075
1.45%, 05/12/25 (Call 04/12/25)	1,754	1,653,359
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(d)	1,545	1,392,566
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(d)	1,890	1,395,286
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(d)	1,587	1,251,676
3.00%, 07/30/29 (Call 04/30/29)	1,457	1,262,115
3.10%, 04/27/26 (Call 03/27/26)(a)	1,421	1,344,716
3.90%, 04/26/28 (Call 03/26/28)	1,243	1,172,347
3.95%, 11/17/25 (Call 10/17/25)(a)	1,397	1,357,754
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(d)	2,199	2,114,268
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(d)	2,085	2,000,246
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(d)	2,670	2,445,026
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(d)	2,045	1,829,989
5.73%, 10/21/26 (Call 10/21/25),
(1-day SOFR + 1.430%)(d)	1,542	1,536,143
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(d)	1,010	1,009,308
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(d)	1,005	989,524
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(d)	2,110	2,076,157
6.79%, 10/26/27 (Call 10/26/26),
(1-day SOFR + 1.880%)(d)	475	489,579
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,584	1,467,641
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	1,693	1,580,955
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(a)	1,339	1,285,979
2.80%, 01/27/25 (Call 12/27/24)	961	929,116
UBS AG
1.25%, 06/01/26	1,775	1,609,398
4.50%, 06/26/48	1,160	1,047,215
5.65%, 09/11/28	950	960,969
5.80%, 09/11/25	800	802,858
UBS AG/London, 1.38%, 01/13/25 (Call 12/13/24)(b)	1,132	1,079,152
UBS AG/Stamford CT, 7.50%, 07/15/25	555	566,369
UBS Group AG
1.31%, 02/02/27 (Call 02/02/26),
(1-day SOFR + 0.980%)(b)(d)	2,530	2,283,084
1.36%, 01/30/27 (Call 01/30/26),
(1-year CMT + 1.080%)(b)(d)	2,030	1,834,779
1.49%, 08/10/27 (Call 08/10/26),
(1-year CMT + 0.850%)(b)(d)	2,570	2,283,073
Security	Par (000)	Value

Banks (continued)
2.10%, 02/11/32 (Call 02/11/31),
(1-year CMT + 1.000%)(b)(d)	$2,517	$1,925,732
2.19%, 06/05/26 (Call 06/05/25),
(1-day SOFR + 2.044%)(b)(d)	2,532	2,381,092
2.75%, 02/11/33 (Call 02/11/32),
(1-year CMT + 1.100%)(b)(d)	2,170	1,692,607
3.13%, 08/13/30 (Call 08/13/29),
(3-mo. LIBOR US + 1.468%)(b)(d)	2,310	1,991,485
3.18%, 02/11/43 (Call 02/11/42),
(1-year CMT + 1.100%)(b)(d)	1,970	1,347,083
3.75%, 03/26/25	1,635	1,586,347
3.87%, 01/12/29 (Call 01/12/28),
(3-mo. LIBOR US + 1.410%)(b)(d)	2,817	2,593,722
4.13%, 09/24/25(b)	2,534	2,448,811
4.13%, 04/15/26(b)	2,850	2,740,127
4.25%, 03/23/28 (Call 03/23/27)(b)	2,000	1,881,228
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	2,612	2,468,821
4.49%, 05/12/26 (Call 05/12/25),
(1-year CMT + 1.550%)(b)(d)	1,730	1,689,869
4.55%, 04/17/26	2,395	2,330,663
4.70%, 08/05/27 (Call 08/05/26),
(1-year CMT + 2.050%)(b)(d)	1,850	1,793,779
4.75%, 05/12/28 (Call 05/12/27),
(1-year CMT + 1.750%)(b)(d)	1,805	1,739,428
4.88%, 05/15/45	2,473	2,179,892
4.99%, 08/05/33 (Call 08/05/32),
(1-year CMT + 2.400%)(b)(d)	2,160	1,987,982
5.71%, 01/12/27 (Call 01/12/26),
(1-year CMT + 1.550%)(b)(d)	2,250	2,239,985
5.96%, 01/12/34 (Call 01/12/33),
(1-year CMT + 2.200%)(b)(d)	2,980	2,960,420
6.25%, 09/22/29 (Call 09/22/28),
(1-year CMT + 1.800%)(b)(d)	1,615	1,637,090
6.30%, 09/22/34 (Call 09/22/33),
(1-year CMT + 2.000%)(b)(d)	2,430	2,452,838
6.33%, 12/22/27 (Call 12/22/26),
(1-year CMT + 1.600%)(a)(b)(d)	1,865	1,885,713
6.37%, 07/15/26 (Call 07/15/25),
(1-day SOFR + 3.340%)(b)(d)	1,905	1,908,900
6.44%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 3.700%)(b)(d)	2,415	2,454,114
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26),
(1-year CMT + 1.200%)(b)(d)	1,425	1,282,683
2.57%, 09/22/26 (Call 09/22/25),
(1-year CMT + 2.300%)(b)(d)	1,104	1,024,305
3.13%, 06/03/32 (Call 06/03/31),
(1-year CMT + 1.550%)(a)(b)(d)	1,362	1,100,237
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	70	64,068
2.00%, 10/14/31 (Call 10/14/26),
(5-year CMT + 1.230%)(b)(d)	25	22,441
3.86%, 10/07/32 (Call 10/07/27),
(5-year CMT + 1.450%)(b)(d)	1,237	1,161,193
Wachovia Corp.
5.50%, 08/01/35(a)	1,440	1,386,080
6.61%, 10/01/25 (Call 04/01/24)	185	187,819
7.50%, 04/15/35 (Call 04/15/24)	736	822,296
7.57%, 08/01/26 (Call 02/01/24)(c)	665	697,409
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	335	290,841

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25),
(3-mo. SOFR + 1.012%)(d)	$3,718	$3,550,234
2.19%, 04/30/26 (Call 04/29/25),
(1-day SOFR + 2.000%)(d)	3,538	3,363,166
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(d)	3,865	3,473,328
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(d)	4,201	3,510,729
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(d)	4,465	3,841,537
3.00%, 02/19/25	2,122	2,058,609
3.00%, 04/22/26	3,790	3,585,822
3.00%, 10/23/26	4,432	4,151,100
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(d)	4,584	3,281,536
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(d)	2,900	2,733,379
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(d)	5,001	4,185,942
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(d)	4,735	4,439,387
3.55%, 09/29/25	3,239	3,130,345
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(d)	3,655	3,423,306
3.90%, 05/01/45	2,530	1,966,474
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(d)	3,760	3,659,805
4.10%, 06/03/26	3,091	2,978,878
4.15%, 01/24/29 (Call 10/24/28)	3,322	3,145,001
4.30%, 07/22/27	2,948	2,829,673
4.40%, 06/14/46	2,631	2,052,549
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(d)	2,745	2,561,666
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(d)	2,207	2,163,043
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(d)	4,335	3,630,395
4.65%, 11/04/44	2,268	1,870,776
4.75%, 12/07/46	2,585	2,121,918
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(d)	3,850	3,755,721
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(d)	5,351	5,004,801
4.90%, 11/17/45	2,490	2,112,967
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(d)	6,764	6,013,909
5.38%, 02/07/35	660	652,776
5.38%, 11/02/43	2,544	2,308,985
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(d)	4,030	3,877,250
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(d)	4,215	4,106,536
5.57%, 07/25/29 (Call 07/25/28),
(1-day SOFR + 1.740%)(d)	3,710	3,704,047
5.61%, 01/15/44	2,786	2,595,284
5.95%, 12/01/86 (Call 12/15/36)	376	361,190
6.30%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.790%)(d)	2,975	3,064,625
6.49%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 2.060%)(d)	3,735	3,900,856
Security	Par (000)	Value

Banks (continued)
Series B, 7.95%, 11/15/29	$320	$348,145
Wells Fargo Bank NA
5.45%, 08/07/26 (Call 07/07/26)	2,720	2,735,742
5.55%, 08/01/25 (Call 07/01/25)	2,000	2,006,024
5.85%, 02/01/37	1,620	1,616,627
5.95%, 08/26/36	895	873,988
6.60%, 01/15/38	1,700	1,789,321
Westpac Banking Corp.
1.15%, 06/03/26	1,597	1,451,295
1.95%, 11/20/28	2,357	2,029,192
2.15%, 06/03/31	1,278	1,041,430
2.35%, 02/19/25	1,473	1,423,077
2.65%, 01/16/30(a)	1,040	905,270
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(d)	1,629	1,266,807
2.70%, 08/19/26(a)	1,611	1,518,440
2.85%, 05/13/26	2,203	2,092,165
2.89%, 02/04/30 (Call 02/04/25),
(5-year CMT + 1.350%)(d)	2,373	2,266,738
2.96%, 11/16/40(a)	1,226	785,995
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(d)	1,462	1,132,295
3.13%, 11/18/41	1,490	960,978
3.35%, 03/08/27	1,599	1,517,151
3.40%, 01/25/28	1,259	1,186,437
3.74%, 08/26/25	152	148,334
4.04%, 08/26/27(a)	265	257,454
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(d)	1,607	1,420,620
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(d)	1,923	1,817,814
4.42%, 07/24/39	1,123	893,578
5.41%, 08/10/33 (Call 08/10/32),
(1-year CMT + 2.680%)(d)	1,264	1,187,492
5.46%, 11/18/27	1,220	1,236,251
5.51%, 11/17/25	1,225	1,232,037
5.54%, 11/17/28	1,225	1,245,316
6.82%, 11/17/33	785	817,955
Westpac New Zealand Ltd., 4.90%, 02/15/28(a)(b)	755	739,364
Wintrust Financial Corp., 4.85%, 06/06/29	462	404,699
Woori Bank, 5.13%, 08/06/28(b)	530	512,730
Zions Bancorp. NA, 3.25%, 10/29/29 (Call 07/29/29)	785	613,599
		2,090,355,065
Beverages — 1.8%
Anheuser-Busch
Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	6,209	5,916,591
4.90%, 02/01/46 (Call 08/01/45)	11,275	10,440,790
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(a)	265	219,391
4.63%, 02/01/44(a)	1,135	1,009,975
4.70%, 02/01/36 (Call 08/01/35) (a)	1,960	1,867,695
4.90%, 02/01/46 (Call 08/01/45)	2,078	1,924,254
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	2,322	2,143,825
3.65%, 02/01/26 (Call 11/01/25)	3,645	3,551,830
3.75%, 07/15/42	125	99,832
4.00%, 04/13/28 (Call 01/13/28)	3,321	3,215,593
4.35%, 06/01/40 (Call 12/01/39)	1,209	1,070,940

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.38%, 04/15/38 (Call 10/15/37)	$1,835	$1,659,584
4.44%, 10/06/48 (Call 04/06/48)	2,493	2,169,089
4.50%, 06/01/50 (Call 12/01/49)	1,070	943,287
4.60%, 04/15/48 (Call 10/15/47)	2,650	2,358,351
4.60%, 06/01/60 (Call 12/01/59)(a)	420	360,621
4.75%, 01/23/29 (Call 10/23/28)	4,176	4,163,418
4.75%, 04/15/58 (Call 10/15/57)	945	839,859
4.90%, 01/23/31 (Call 10/23/30)(a)	569	574,230
4.95%, 01/15/42	2,056	1,943,335
5.45%, 01/23/39 (Call 07/23/38)	2,779	2,787,528
5.55%, 01/23/49 (Call 07/23/48)	4,600	4,689,596
5.80%, 01/23/59 (Call 07/23/58)	1,872	1,955,097
5.88%, 06/15/35(a)	245	257,231
6.63%, 08/15/33	847	927,995
8.00%, 11/15/39	701	858,902
8.20%, 01/15/39	1,454	1,843,349
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	450	418,405
4.45%, 05/15/25 (Call 03/15/25)(b)	1,180	1,155,067
4.70%, 05/15/28 (Call 02/15/28)(a)(b)	1,100	1,058,433
5.15%, 05/15/38 (Call 11/15/37)(b)	810	729,661
5.30%, 05/15/48 (Call 11/15/47)(b)	1,265	1,128,924
Bacardi Ltd./Bacardi-Martini BV
5.25%, 01/15/29 (Call 12/15/28)(b)	575	563,954
5.40%, 06/15/33 (Call 03/15/33)(b)	317	307,442
5.90%, 06/15/43 (Call 12/15/42)(b)	165	157,442
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(a)(b)	565	436,963
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	621	605,331
3.75%, 01/15/43 (Call 07/15/42)	470	363,235
4.00%, 04/15/38 (Call 10/15/37)	550	469,605
4.50%, 07/15/45 (Call 01/15/45)	704	613,038
4.75%, 04/15/33 (Call 01/15/33)	775	762,883
Coca-Cola Co. (The)
1.00%, 03/15/28	1,675	1,446,801
1.38%, 03/15/31	2,416	1,928,714
1.45%, 06/01/27	1,698	1,524,098
1.50%, 03/05/28(a)	640	564,351
1.65%, 06/01/30	1,910	1,585,669
2.00%, 03/05/31	889	742,860
2.13%, 09/06/29	1,364	1,196,429
2.25%, 01/05/32	1,180	995,107
2.50%, 06/01/40(a)	1,586	1,132,682
2.50%, 03/15/51(a)	1,460	916,858
2.60%, 06/01/50	1,561	1,011,498
2.75%, 06/01/60(a)	1,297	829,278
2.88%, 05/05/41	412	307,533
2.90%, 05/25/27	937	882,223
3.00%, 03/05/51(a)	1,785	1,264,954
3.38%, 03/25/27	1,525	1,469,864
3.45%, 03/25/30(a)	1,568	1,463,379
4.20%, 03/25/50	900	788,801
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	430	417,710
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	962	853,845
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	995	757,581
2.75%, 01/22/30 (Call 10/22/29)(a)	1,295	1,131,791
5.25%, 11/26/43	455	425,575
Security	Par (000)	Value

Beverages (continued)
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	$1,497	$1,204,685
2.88%, 05/01/30 (Call 02/01/30)	998	864,772
3.15%, 08/01/29 (Call 05/01/29)	908	816,566
3.50%, 05/09/27 (Call 02/09/27)	798	755,902
3.60%, 02/15/28 (Call 11/15/27)	1,030	967,389
3.70%, 12/06/26 (Call 09/06/26)	955	917,076
3.75%, 05/01/50 (Call 11/01/49)	850	628,113
4.10%, 02/15/48 (Call 08/15/47)	831	654,761
4.35%, 05/09/27 (Call 04/09/27)(a)	535	521,856
4.40%, 11/15/25 (Call 09/15/25)	1,050	1,028,683
4.50%, 05/09/47 (Call 11/09/46)(a)	657	544,492
4.65%, 11/15/28 (Call 08/15/28)	815	796,716
4.75%, 12/01/25(a)	900	889,470
4.75%, 05/09/32 (Call 02/09/32)(a)	665	635,629
4.90%, 05/01/33 (Call 02/01/33)	1,015	978,422
5.00%, 02/02/26 (Call 02/02/24)	85	84,746
5.25%, 11/15/48 (Call 05/15/48)(a)	657	610,607
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,120	1,047,064
2.00%, 04/29/30 (Call 01/29/30)	630	524,018
2.13%, 04/29/32 (Call 01/29/32)	930	738,957
2.38%, 10/24/29 (Call 07/24/29)	1,268	1,102,623
3.88%, 05/18/28 (Call 02/18/28)	835	800,614
3.88%, 04/29/43 (Call 10/29/42)(a)	480	390,355
5.20%, 10/24/25	878	878,826
5.30%, 10/24/27 (Call 09/24/27)	970	983,121
5.38%, 10/05/26 (Call 09/05/26)	1,020	1,030,622
5.50%, 01/24/33 (Call 10/24/32)	1,195	1,221,772
5.63%, 10/05/33 (Call 07/05/33)(a)	730	754,441
5.88%, 09/30/36	538	566,103
Diageo Investment Corp.
4.25%, 05/11/42(a)	613	522,758
7.45%, 04/15/35 (Call 04/15/24)	190	221,709
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(a)(b)	1,437	1,355,324
4.00%, 10/01/42(b)	706	567,622
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	525	435,425
JDE Peet’s NV
1.38%, 01/15/27 (Call 12/15/26)(b)	1,363	1,199,528
2.25%, 09/24/31 (Call 06/24/31)(b)	906	695,116
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	999	816,442
2.55%, 09/15/26 (Call 06/15/26)	477	444,173
3.20%, 05/01/30 (Call 02/01/30)	856	758,760
3.35%, 03/15/51 (Call 09/15/50)(a)	734	497,958
3.40%, 11/15/25 (Call 08/15/25)	971	934,615
3.43%, 06/15/27 (Call 03/15/27)	652	615,671
3.80%, 05/01/50 (Call 11/01/49)	1,180	876,321
3.95%, 04/15/29 (Call 02/15/29)(a)	1,060	1,001,961
4.05%, 04/15/32 (Call 01/15/32)(a)	1,005	920,278
4.42%, 05/25/25 (Call 03/25/25)	631	620,979
4.42%, 12/15/46 (Call 06/15/46)	578	472,002
4.50%, 11/15/45 (Call 05/15/45)	656	551,782
4.50%, 04/15/52 (Call 10/15/51)	687	574,618
4.60%, 05/25/28 (Call 02/25/28)	1,535	1,503,783
5.09%, 05/25/48 (Call 11/25/47)(a)	405	369,949
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	2,614	2,476,308
4.20%, 07/15/46 (Call 01/15/46)	1,790	1,419,545
5.00%, 05/01/42	1,952	1,765,643

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	$907	$723,654
1.63%, 05/01/30 (Call 02/01/30)	1,344	1,111,404
1.95%, 10/21/31 (Call 07/21/31)	1,480	1,206,656
2.25%, 03/19/25 (Call 02/19/25)	1,721	1,659,578
2.38%, 10/06/26 (Call 07/06/26)	1,391	1,306,694
2.63%, 03/19/27 (Call 01/19/27)	900	842,439
2.63%, 07/29/29 (Call 04/29/29)	1,369	1,226,766
2.63%, 10/21/41 (Call 04/21/41)	1,450	1,029,600
2.75%, 04/30/25 (Call 01/30/25)	1,291	1,250,603
2.75%, 03/19/30 (Call 12/19/29)	1,649	1,472,212
2.75%, 10/21/51 (Call 04/21/51)	1,792	1,173,533
2.85%, 02/24/26 (Call 11/24/25)	1,048	1,003,743
2.88%, 10/15/49 (Call 04/15/49)	870	595,977
3.00%, 10/15/27 (Call 07/15/27)(a)	1,817	1,712,754
3.38%, 07/29/49 (Call 01/29/49)	636	477,751
3.45%, 10/06/46 (Call 04/06/46)	1,452	1,115,920
3.50%, 07/17/25 (Call 04/17/25)	960	937,785
3.50%, 03/19/40 (Call 09/19/39)(a)	365	296,191
3.60%, 02/18/28 (Call 01/18/28)	920	881,864
3.60%, 08/13/42	85	67,713
3.63%, 03/19/50 (Call 09/19/49)	1,557	1,214,093
3.88%, 03/19/60 (Call 09/19/59)	580	451,285
3.90%, 07/18/32 (Call 04/18/32)	1,458	1,371,446
4.00%, 03/05/42	835	702,564
4.00%, 05/02/47 (Call 11/02/46)	460	385,882
4.20%, 07/18/52 (Call 01/18/52)	887	767,225
4.25%, 10/22/44 (Call 04/22/44)(a)	145	122,968
4.45%, 05/15/28 (Call 04/15/28)(a)	878	878,158
4.45%, 02/15/33 (Call 11/15/32)	890	880,606
4.45%, 04/14/46 (Call 10/14/45)	455	410,443
4.55%, 02/13/26 (Call 01/13/26)	385	383,425
4.60%, 07/17/45 (Call 01/17/45)(a)	537	473,119
4.65%, 02/15/53 (Call 08/15/52)	870	807,917
4.88%, 11/01/40	725	697,872
5.13%, 11/10/26 (Call 10/10/26)	875	883,367
5.25%, 11/10/25	875	880,638
7.00%, 03/01/29	1,077	1,189,400
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(a)(b)	1,100	936,718
1.63%, 04/01/31 (Call 01/01/30)(b)	1,385	1,074,668
2.75%, 10/01/50 (Call 04/01/50)(b)	465	284,673
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(b)	865	830,186
5.50%, 01/15/42(a)(b)	1,020	1,004,891
		173,481,224

Biotechnology — 1.2%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	1,606	1,384,259
1.90%, 02/21/25 (Call 01/21/25)	520	499,105
2.00%, 01/15/32 (Call 10/15/31)	1,430	1,124,778
2.20%, 02/21/27 (Call 12/21/26)	2,123	1,949,166
2.30%, 02/25/31 (Call 11/25/30)	1,464	1,213,210
2.45%, 02/21/30 (Call 11/21/29)	1,513	1,299,790
2.60%, 08/19/26 (Call 05/19/26)	1,527	1,430,644
2.77%, 09/01/53 (Call 03/01/53)	1,186	706,806
2.80%, 08/15/41 (Call 02/15/41)	1,445	995,416
3.00%, 02/22/29 (Call 12/22/28)	810	737,705
3.00%, 01/15/52 (Call 07/15/51)(a)	1,275	825,408
3.13%, 05/01/25 (Call 02/01/25)	1,298	1,257,037
3.15%, 02/21/40 (Call 08/21/39)	2,075	1,530,295
Security	Par (000)	Value

Biotechnology (continued)
3.20%, 11/02/27 (Call 08/02/27)	$1,190	$1,114,588
3.35%, 02/22/32 (Call 11/22/31)	1,295	1,138,757
3.38%, 02/21/50 (Call 08/21/49)	2,534	1,756,585
4.05%, 08/18/29 (Call 06/18/29)	1,485	1,413,146
4.20%, 03/01/33 (Call 12/01/32)	835	769,005
4.20%, 02/22/52 (Call 08/22/51)	1,128	890,531
4.40%, 05/01/45 (Call 11/01/44)	2,737	2,274,394
4.40%, 02/22/62 (Call 08/22/61)	1,575	1,238,548
4.56%, 06/15/48 (Call 12/15/47)(a)	1,900	1,609,411
4.66%, 06/15/51 (Call 12/15/50)	4,304	3,684,150
4.88%, 03/01/53 (Call 09/01/52)	1,265	1,111,282
4.95%, 10/01/41	951	854,753
5.15%, 03/02/28 (Call 02/02/28)	4,620	4,629,627
5.15%, 11/15/41 (Call 05/15/41)	960	888,418
5.25%, 03/02/25	2,590	2,580,217
5.25%, 03/02/30 (Call 01/02/30)	3,235	3,251,521
5.25%, 03/02/33 (Call 12/02/32)	5,085	5,033,556
5.51%, 03/02/26 (Call 03/02/24)	440	439,788
5.60%, 03/02/43 (Call 09/02/42)	3,355	3,283,091
5.65%, 06/15/42 (Call 12/15/41)	415	405,758
5.65%, 03/02/53 (Call 09/02/52)	4,565	4,501,691
5.75%, 03/15/40	485	476,900
5.75%, 03/02/63 (Call 09/02/62)	3,359	3,287,079
6.38%, 06/01/37	1,019	1,084,695
6.40%, 02/01/39	535	568,480
6.90%, 06/01/38(a)	75	81,423
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	1,200	1,172,986
5.25%, 06/23/45 (Call 12/23/44)	526	491,642
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	2,131	1,752,687
3.15%, 05/01/50 (Call 11/01/49)	2,361	1,520,895
3.25%, 02/15/51 (Call 08/15/50)(a)	1,351	877,834
4.05%, 09/15/25 (Call 06/15/25)(a)	2,373	2,313,467
5.20%, 09/15/45 (Call 03/15/45)	1,174	1,074,387
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	468	435,299
3.70%, 03/15/32 (Call 12/15/31)(a)	1,235	1,059,815
CSL Finance PLC
3.85%, 04/27/27 (Call 03/27/27)(b)	482	462,213
4.05%, 04/27/29 (Call 02/27/29)(a)(b)	730	694,706
4.25%, 04/27/32 (Call 01/27/32)(b)	965	902,547
4.63%, 04/27/42 (Call 10/27/41)(b)	245	218,321
4.75%, 04/27/52 (Call 10/27/51)(b)	1,810	1,596,202
4.95%, 04/27/62 (Call 10/27/61)(b)	635	545,844
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	1,002	872,763
1.65%, 10/01/30 (Call 07/01/30)(a)	1,633	1,319,966
2.60%,10/01/40(Call04/01/40)	1,396	960,604
2.80%, 10/01/50 (Call 04/01/50)(a)	2,177	1,388,659
2.95%, 03/01/27 (Call 12/01/26)	1,860	1,744,743
3.50%, 02/01/25 (Call 11/01/24)	1,058	1,035,205
3.65%, 03/01/26 (Call 12/01/25)	3,798	3,674,872
4.00%, 09/01/36 (Call 03/01/36)	1,291	1,131,954
4.15%, 03/01/47 (Call 09/01/46)	2,386	1,959,530
4.50%, 02/01/45 (Call 08/01/44)	2,213	1,922,888
4.60%, 09/01/35 (Call 03/01/35)	984	929,399
4.75%, 03/01/46 (Call 09/01/45)	2,858	2,570,876
4.80%, 04/01/44 (Call 10/01/43)	2,174	1,977,372
5.25%, 10/15/33 (Call 07/15/33)	865	868,145
5.55%, 10/15/53 (Call 04/15/53)	650	656,171

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
5.65%, 12/01/41 (Call 06/01/41)	$1,163	$1,174,679
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	934	741,037
5.75%, 12/13/27 (Call 11/13/27)	755	756,493
5.80%, 12/12/25 (Call 11/12/25)	1,080	1,075,734
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	1,744	1,384,892
2.80%, 09/15/50 (Call 03/15/50)	1,202	729,422
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	1,276	1,177,892
1.75%, 09/02/27 (Call 07/02/27)(a)	1,549	1,357,089
2.15%, 09/02/31 (Call 06/02/31)(a)	879	686,949
2.20%, 09/02/30 (Call 06/02/30)	1,383	1,117,296
3.30%, 09/02/40 (Call 03/02/40)(a)	1,387	972,299
3.35%, 09/02/51 (Call 03/02/51)	1,090	680,903
3.55%, 09/02/50 (Call 03/02/50)(a)	1,451	951,162
		114,258,852

Building Materials — 0.5%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	799	767,524
2.49%, 02/15/27 (Call 12/15/26)	354	324,227
2.70%, 02/15/31 (Call 11/15/30)	820	685,987
2.72%, 02/15/30 (Call 11/15/29)	2,919	2,511,058
3.38%, 04/05/40 (Call 10/05/39)	2,043	1,530,091
3.58%, 04/05/50 (Call 10/05/49)	2,016	1,435,816
5.80%, 11/30/25(b)	1,600	1,609,264
5.90%, 03/15/34 (Call 12/15/33) (b)	235	241,828
6.20%, 03/15/54 (Call 09/15/53) (b)	320	338,255
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27) (a)(b)	653	610,640
3.95%, 04/04/28 (Call 01/04/28) (b)	1,462	1,386,726
4.50%, 04/04/48 (Call 10/04/47) (a)(b)	800	689,294
CRH America Inc.
3.88%, 05/18/25 (Call 02/18/25) (b)	1,715	1,666,800
5.13%, 05/18/45 (Call 11/18/44) (b)	900	836,046
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31) (a)	930	752,940
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	1,191	1,060,379
4.00%, 06/15/25 (Call 03/15/25)	780	760,286
4.00%, 03/25/32 (Call 12/25/31)	600	530,143
4.50%, 03/25/52 (Call 09/25/51)	635	496,807
Fortune Brands Innovations Inc., 5.88%, 06/01/33 (Call 03/01/33)	882	879,071
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32) (b)	200	163,356
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(b)	285	276,034
6.88%, 09/29/39(b)	320	318,537
Holcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26) (a)(b)	945	902,358
4.75%, 09/22/46 (Call 03/22/46) (a)(b)	435	359,784
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	980	949,801
4.50%, 02/15/47 (Call 08/15/46) (a)	1,158	964,259
4.63%, 07/02/44 (Call 01/02/44)	604	507,276
4.95%, 07/02/64 (Call 01/02/64) (c)	441	371,894
5.13%, 09/14/45 (Call 03/14/45)	47	42,070
6.00%, 01/15/36	524	539,638
Security	Par (000)	Value

Building Materials (continued)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	$721	$577,698
2.00%, 09/16/31 (Call 06/16/31)(a)	945	750,808
4.90%, 12/01/32 (Call 09/01/32)(a)	135	132,030
Lafarge SA, 7.13%, 07/15/36	453	495,110
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)(a)	551	513,716
1.70%, 08/01/27 (Call 06/01/27)	695	613,854
5.50%, 09/15/28 (Call 08/15/28)	700	702,638
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	1,331	1,081,257
3.20%, 07/15/51 (Call 01/15/51)	1,405	943,806
3.45%, 06/01/27 (Call 03/01/27)	285	267,431
3.50%, 12/15/27 (Call 09/15/27)	521	487,382
4.25%, 12/15/47 (Call 06/15/47)	440	353,416
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	783	657,300
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	929	792,163
2.00%, 10/01/30 (Call 07/01/30)	1,071	845,869
2.00%, 02/15/31 (Call 11/15/30)	1,045	822,912
3.13%, 02/15/51 (Call 08/15/50)	357	223,493
3.50%, 11/15/27 (Call 08/15/27)	622	577,358
4.50%, 05/15/47 (Call 11/15/46)(a)	624	490,998
Mohawk Industries Inc., 5.85%, 09/18/28 (Call 08/18/28)(a)	600	607,920
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	935	885,616
3.88%, 06/01/30 (Call 03/01/30)	715	647,933
3.95%, 08/15/29 (Call 05/15/29)	763	706,216
4.20%, 12/01/24 (Call 09/01/24)	534	525,078
4.30%, 07/15/47 (Call 01/15/47)(a)	706	560,284
4.40%, 01/30/48 (Call 07/30/47)	656	522,610
7.00%, 12/01/36	299	329,438
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	220	218,618
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)	640	635,784
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	754	715,882
4.30%, 02/21/48 (Call 08/21/47)(a)	220	180,155
5.75%, 06/15/43	519	521,399
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	739	711,934
3.80%, 03/21/29 (Call 12/21/28)	849	800,427
4.50%, 03/21/49 (Call 09/21/48)(a)	344	292,647
4.65%, 11/01/44 (Call 05/01/44)(a)	761	656,480
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(a)(b)	550	444,728
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	285	298,336
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	1,370	1,219,341
3.90%, 04/01/27 (Call 01/01/27)	223	212,913
4.50%, 04/01/25 (Call 01/01/25)(a)	712	702,178
4.50%, 06/15/47 (Call 12/15/46)	586	491,595
4.70%, 03/01/48 (Call 09/01/47)(a)	717	615,016
5.80%, 03/01/26 (Call 03/01/24)	95	94,926
		49,434,882

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.5%
Air Liquide Finance SA
2.25%, 09/10/29 (Call 06/10/29)(a)(b)	$993	$869,716
2.50%, 09/27/26 (Call 06/27/26)(b)	1,297	1,219,860
3.50%, 09/27/46 (Call 03/27/46)(a)(b)	822	602,846
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	817	765,239
1.85%, 05/15/27 (Call 03/15/27)	1,243	1,127,519
2.05%, 05/15/30 (Call 02/15/30)	1,196	1,006,782
2.70%, 05/15/40 (Call 11/15/39)	1,111	786,537
2.80%, 05/15/50 (Call 11/15/49)(a)	1,194	785,180
4.80%, 03/03/33 (Call 12/03/32)(a)	925	916,419
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	515	495,733
5.05%, 06/01/32 (Call 03/01/32)(a)	1,055	976,688
5.45%, 12/01/44 (Call 06/01/44)(a)	130	113,185
5.65%, 06/01/52 (Call 12/01/51)(a)	735	622,402
Alpek SAB de CV, 3.25%, 02/25/31
(Call 11/25/30)(a)(b)	532	433,214
Bayport Polymers LLC
4.74%, 04/14/27 (Call 03/14/27)(a)(b)	20	18,745
5.14%, 04/14/32 (Call 01/14/32)(a)(b)	655	594,648
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(b)	375	325,275
4.50%, 01/31/30 (Call 10/31/29)(b)	1,025	843,360
5.88%, 01/31/50(b)	1,000	738,304
7.25%, 02/13/33 (Call 11/13/32)(a)(b)	1,270	1,161,865
8.50%, 01/12/31 (Call 11/12/30)(b)	205	200,593
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	693	647,328
4.00%, 07/01/29 (Call 04/01/29)	606	558,900
5.00%, 06/30/32 (Call 03/30/32)	715	670,860
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	825	734,182
6.05%, 03/15/25	1,121	1,122,774
6.17%, 07/15/27 (Call 06/15/27)(a)	2,586	2,608,788
6.33%, 07/15/29 (Call 05/15/29)	860	875,875
6.35%, 11/15/28 (Call 10/15/28)(a)	1,375	1,404,690
6.38%, 07/15/32 (Call 04/15/32)	511	515,942
6.55%, 11/15/30 (Call 09/15/30)	1,553	1,592,511
6.70%, 11/15/33 (Call 08/15/33)(a)	1,145	1,186,407
CF Industries Inc.
4.50%, 12/01/26(b)	1,388	1,341,137
4.95%, 06/01/43	1,065	902,765
5.15%, 03/15/34(a)	1,075	1,017,854
5.38%, 03/15/44	970	870,200
Chevron Phillips Chemical Co. LLC/Chevron
Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(b)	769	730,014
3.70%, 06/01/28 (Call 03/01/28)(b)	1,085	1,012,604
5.13%, 04/01/25 (Call 03/01/25)(b)	1,037	1,032,458
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	994	818,849
3.60%, 11/15/50 (Call 05/15/50)	1,490	1,044,480
4.25%, 10/01/34 (Call 04/01/34)(a)	457	412,805
4.38%, 11/15/42 (Call 05/15/42)	1,534	1,246,603
4.63%, 10/01/44 (Call 04/01/44)	690	570,522
4.80%, 11/30/28 (Call 08/30/28)(a)	714	709,609
4.80%, 05/15/49 (Call 11/15/48)(a)	1,105	927,535
5.25%, 11/15/41 (Call 05/15/41)	988	900,071
5.55%, 11/30/48 (Call 05/30/48)	511	481,767
6.30%, 03/15/33 (Call 12/15/32)	590	626,151
Security	Par (000)	Value

Chemicals (continued)
6.90%, 05/15/53 (Call 11/15/52)(a)	$1,155	$1,291,060
7.38%, 11/01/29	1,186	1,310,180
9.40%, 05/15/39	723	942,464
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)(a)	2,568	2,526,222
4.73%, 11/15/28 (Call 08/15/28)(a)	3,006	2,969,028
5.32%, 11/15/38 (Call 05/15/38)	2,141	2,082,082
5.42%, 11/15/48 (Call 05/15/48)	2,696	2,627,783
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	1,151	1,121,194
4.50%, 12/01/28 (Call 09/01/28)	765	731,896
4.65%, 10/15/44 (Call 04/15/44)(a)	1,110	897,677
4.80%, 09/01/42 (Call 03/01/42)(a)	824	693,968
5.75%, 03/08/33 (Call 12/08/32)(a)	675	670,961
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	820	637,795
1.65%, 02/01/27 (Call 01/01/27)	575	520,959
2.13%, 02/01/32 (Call 11/01/31)	820	663,682
2.13%, 08/15/50 (Call 02/15/50)(a)	682	382,345
2.70%, 11/01/26 (Call 08/01/26)	939	887,187
2.70%, 12/15/51 (Call 06/15/51)	1,260	785,988
2.75%, 08/18/55 (Call 02/18/55)(a)	693	420,737
3.25%, 12/01/27 (Call 09/01/27)	549	517,389
3.95%, 12/01/47 (Call 06/01/47)	445	359,227
4.80%, 03/24/30 (Call 12/24/29)	916	911,009
5.25%, 01/15/28 (Call 12/15/27)(a)	1,144	1,159,638
5.50%, 12/08/41(a)	600	594,515
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	470	441,452
2.30%, 07/15/30 (Call 04/15/30)(a)	948	799,185
4.50%, 05/15/26 (Call 04/15/26)	615	604,472
4.80%, 05/15/33 (Call 02/15/33)(a)	275	267,705
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	925	857,585
3.45%, 10/01/29 (Call 07/01/29)	926	799,498
4.50%, 10/01/49 (Call 04/01/49)	850	615,069
5.15%, 05/18/26 (Call 04/18/26)(a)	580	571,514
5.65%, 05/18/33 (Call 02/18/33)(a)	690	649,234
6.38%, 05/18/53 (Call 11/18/52)(a)	825	782,302
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(b)	272	220,927
4.30%, 03/18/51 (Call 09/18/50)(b)	305	213,167
4.40%, 03/30/32 (Call 09/30/31)(b)	1,090	956,409
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	815	659,760
4.50%, 05/01/29 (Call 02/01/29)	1,245	1,153,900
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	100	91,324
1.83%, 10/15/27 (Call 08/15/27)(b)	60	51,508
2.30%, 11/01/30 (Call 08/01/30)(b)	275	218,382
3.27%, 11/15/40 (Call 05/15/40)(a)(b)	697	468,909
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	1,460	919,787
4.38%, 06/01/47 (Call 12/01/46)	495	355,361
4.45%, 09/26/28 (Call 06/26/28)(a)	570	543,153
5.00%, 09/26/48 (Call 03/26/48)	716	571,320
LG Chem Ltd.
1.38%, 07/07/26(b)	1,130	1,017,069
2.38%, 07/07/31(b)	575	461,790
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)(a)	1,358	1,092,010
2.00%, 08/10/50 (Call 02/10/50)	288	154,622

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
2.65%, 02/05/25 (Call 11/05/24)	$680	$659,336
3.20%, 01/30/26 (Call 10/30/25)	1,056	1,017,542
3.55%, 11/07/42 (Call 05/07/42)(a)	910	706,927
4.70%, 12/05/25 (Call 11/05/25)	1,535	1,524,832
Lubrizol Corp. (The), 6.50%, 10/01/34	630	719,568
LYB Finance Co. BV, 8.10%, 03/15/27(b)	505	538,824
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	1,152	967,360
5.25%, 07/15/43	893	792,343
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	655	618,415
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	945	873,366
2.25%, 10/01/30 (Call 07/01/30)(a)	835	679,498
3.38%, 10/01/40 (Call 04/01/40)	1,032	736,822
3.63%, 04/01/51 (Call 04/01/50)	1,292	867,199
3.80%, 10/01/60 (Call 04/01/60)(a)	604	389,506
4.20%, 10/15/49 (Call 04/15/49)(a)	1,318	970,243
4.20%, 05/01/50 (Call 11/01/49)	1,161	854,011
5.63%, 05/15/33 (Call 02/15/33)(a)	645	644,685
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)(a)	840	657,204
MEGlobal BV
2.63%, 04/28/28 (Call 01/28/28)(b)	135	118,305
4.25%, 11/03/26(b)	1,472	1,402,009
MEGlobal Canada ULC
5.00%, 05/18/25(a)(b)	1,100	1,078,110
5.88%, 05/18/30(b)	750	748,197
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(a)	209	200,725
4.88%, 11/15/41 (Call 05/15/41)	150	125,264
5.45%, 11/15/33 (Call 05/15/33)	282	274,724
5.63%, 11/15/43 (Call 05/15/43)	525	477,988
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	855	693,351
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	690	596,474
3.00%, 04/01/25 (Call 01/01/25)	514	495,315
3.95%, 05/13/50 (Call 11/13/49)	755	559,854
4.00%, 12/15/26 (Call 09/15/26)	1,126	1,081,693
4.13%, 03/15/35 (Call 09/15/34)	664	573,553
4.20%, 04/01/29 (Call 01/01/29)	990	941,621
4.90%, 03/27/28 (Call 02/27/28)(a)	500	493,829
4.90%, 06/01/43 (Call 12/01/42)	697	599,612
5.00%, 04/01/49 (Call 10/01/48)	725	623,813
5.25%, 01/15/45 (Call 07/15/44)	748	667,351
5.63%, 12/01/40	681	645,064
5.80%, 03/27/53 (Call 09/27/52)(a)	870	857,511
5.88%, 12/01/36	752	744,741
5.95%, 11/07/25	895	901,443
6.13%, 01/15/41 (Call 07/15/40)	400	399,812
OCI NV
4.63%, 10/15/25 (Call 10/15/24)(b)	240	231,181
6.70%, 03/16/33 (Call 12/16/32)(a)(b)	775	756,557
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(b)	1,145	1,033,677
2.88%, 05/11/31 (Call 02/11/31)(b)	610	485,247
4.00%, 10/04/27 (Call 07/04/27)(b)	280	260,684
5.50%, 01/15/48 (Call 07/15/47)(b)	597	455,236
5.88%, 09/17/44(a)(b)	805	665,622
Security	Par (000)	Value

Chemicals (continued)
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	$1,097	$1,000,374
2.55%, 06/15/30 (Call 03/15/30)(a)	630	529,457
2.80%, 08/15/29 (Call 05/15/29)	587	517,599
3.75%, 03/15/28 (Call 12/15/27)	1,228	1,163,895
Rohm & Haas Co., 7.85%, 07/15/29	841	928,919
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	632	508,153
3.75%, 03/15/27 (Call 12/15/26)	955	906,705
4.25%, 01/15/48 (Call 07/15/47)(a)	425	323,368
4.55%, 03/01/29 (Call 12/01/28)(a)	660	629,039
5.25%, 06/01/45 (Call 12/01/44)(a)	412	358,877
SABIC Capital II BV, 4.50%, 10/10/28(b)	1,000	966,024
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)(a)	720	571,709
2.30%, 05/15/30 (Call 02/15/30)	936	785,143
2.90%, 03/15/52 (Call 09/15/51)	735	454,881
2.95%, 08/15/29 (Call 05/15/29)	1,053	940,230
3.30%, 05/15/50 (Call 11/15/49)	805	533,108
3.45%, 08/01/25 (Call 05/01/25)	729	704,104
3.45%, 06/01/27 (Call 03/01/27)	2,130	2,016,588
3.80%, 08/15/49 (Call 02/15/49)	700	515,284
3.95%, 01/15/26 (Call 10/15/25)	550	534,615
4.00%, 12/15/42 (Call 06/15/42)	190	148,270
4.25%, 08/08/25(a)	412	403,802
4.50%, 06/01/47 (Call 12/01/46)	1,636	1,383,193
4.55%, 08/01/45 (Call 02/01/45)	537	444,799
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(b)	725	448,245
4.25%, 05/07/29 (Call 02/07/29)(b)	565	525,524
4.25%, 01/22/50 (Call 07/22/49)(b)	355	258,187
Syngenta Finance NV, 4.89%, 04/24/25 (Call 02/24/25)(b)	563	552,742
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	420	271,312
3.13%, 08/15/51 (Call 02/15/51)	985	598,139
3.38%, 06/15/30 (Call 03/15/30)	760	658,594
3.38%, 08/15/61 (Call 02/15/61)	495	290,561
3.60%, 08/15/26 (Call 05/15/26)	1,095	1,043,860
4.38%, 11/15/47 (Call 05/15/47)(a)	649	495,145
5.00%, 08/15/46 (Call 02/15/46)(a)	805	673,511
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	1,285	1,070,282
3.80%, 06/06/26 (Call 03/06/26)(a)(b)	990	944,453
4.75%, 06/01/28 (Call 03/01/28)(b)	1,646	1,569,514
7.38%, 11/14/32 (Call 08/14/32)(a)(b)	1,000	1,074,842
		143,559,482
Coal — 0.0%
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	25	22,511
5.20%, 03/01/42 (Call 09/01/41) (a)	144	124,237
5.40%, 02/01/43 (Call 08/01/42)	359	316,686
6.00%, 08/15/40 (Call 02/15/40)	427	410,684
6.13%, 10/01/35	495	492,429
6.25%, 07/15/41 (Call 01/15/41)	647	629,901
		1,996,448
Commercial Services — 1.5%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(b)	27	21,367

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/27 (Call 02/04/27)(b)	$1,146	$991,290
4.38%, 07/03/29(b)	810	665,320
5.00%, 08/02/41 (Call 02/01/41)(b)	150	99,761
American University (The), Series 2019, 3.67%, 04/01/49	660	503,026
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	1,120	997,902
2.45%, 08/12/31 (Call 05/12/31)(b)	1,033	806,251
4.00%, 05/01/28 (Call 05/01/24)(b)	727	668,752
4.25%, 11/01/29 (Call 11/01/24)(b)	615	556,869
4.38%, 08/15/27 (Call 08/15/24)(b)	965	908,656
5.50%, 08/11/32 (Call 05/11/32)(b)	480	458,411
5.55%, 05/30/33 (Call 02/28/33)(b)	1,095	1,040,440
5.95%, 10/15/33 (Call 07/15/33)(b)	745	723,470
Automatic Data Processing Inc.
1.25%, 09/01/ 30 (Call 06/01/30)	1,519	1,220,590
1.70%, 05/15/28 (Call 03/15/28)	1,260	1,113,229
3.38%, 09/15/25 (Call 06/15/25)	1,162	1,129,653
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	930	813,569
3.88%, 08/15/30 (Call 05/15/30)(a)	916	817,732
5.25%, 10/01/25 (Call 07/01/25)	460	454,071
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	220	147,035
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	622	372,778
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	588	373,301
4.32%, 08/01/45	485	415,549
4.70%, 11/01/2111	312	254,291
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)(a)	35	31,739
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	445	433,582
3.70%, 04/01/27 (Call 01/01/27)	1,381	1,333,662
4.00%, 05/01/32 (Call 02/01/32)(a)	790	731,955
CK Hutchison International 23 Ltd.
4.75%, 04/21/28 (Call 03/21/28)(b)	1,270	1,252,397
4.88%, 04/21/33 (Call 01/21/33)(a)(b)	460	445,738
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/2121)	200	126,348
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	1,635	1,342,162
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(b)	590	536,187
4.85%, 09/26/28(b)	1,360	1,318,411
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(b)	590	458,725
5.63%, 09/25/48(b)	1,603	1,418,527
6.85%, 07/02/37(a)(b)	2,220	2,333,837
Duke University
3.20%, 10/01/38(a)	285	224,719
3.30%, 10/01/46(a)	735	537,148
Series 2020, 2.68%, 10/01/44	795	551,958
Series 2020, 2.76%, 10/01/50(a)	133	86,076
Series 2020, 2.83%, 10/01/55	483	302,711
Element Fleet Management Corp.
3.85%, 06/15/25 (Call 05/15/25)(b)	672	647,662
6.27%, 06/26/26 (Call 05/26/26)(a)(b)	575	578,269
Security	Par (000)	Value

Commercial Services (continued)
6.32%, 12/04/28 (Call 11/04/28)(b)	$600	$605,833
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	215	178,504
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)(a)	720	474,608
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	1,585	1,259,992
2.60%, 12/01/24 (Call 11/01/24)	967	935,989
2.60%, 12/15/25 (Call 11/15/25)	655	618,248
3.10%, 05/15/30 (Call 02/15/30)	1,295	1,122,723
3.25%, 06/01/26 (Call 03/01/26)(a)	590	556,456
5.10%, 12/15/27 (Call 11/15/27)	925	915,774
5.10%, 06/01/28 (Call 05/01/28)	885	874,326
7.00%, 07/01/37(a)	298	311,864
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	948	892,988
3.80%, 11/01/25 (Call 08/01/25)(b)	1,399	1,352,848
4.20%, 11/01/46 (Call 05/01/46)(a)(b)	536	429,625
4.50%, 02/15/45 (Call 08/15/44)(b)	584	492,763
4.60%, 05/01/28 (Call 04/01/28)(b)	795	773,733
4.90%, 05/01/33 (Call 02/01/33)(b)	1,065	1,019,992
5.40%, 05/01/53 (Call 11/01/52)(a)(b)	1,280	1,234,338
5.63%, 03/15/42(b)	810	789,057
6.70%, 06/01/34(b)	1,033	1,113,615
7.00%, 10/15/37(a)(b)	1,181	1,311,015
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	855	726,688
4.25%, 02/01/29 (Call 11/01/28)(a)(b)	1,066	1,018,885
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)(a)	942	754,793
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(a)	540	327,972
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)(a)	324	185,609
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	265	236,786
3.75%, 10/01/30 (Call 10/01/25)(b)	10	8,731
4.50%, 07/01/28 (Call 07/01/24)(b)	250	234,154
George Washington University (The)
4.87%, 09/15/45	640	581,443
Series 2014, 4.30%, 09/15/44	410	337,273
Series 2016, 3.55%, 09/15/46	458	335,086
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	1,039	846,424
Georgetown University (The)
5.12%, 04/01/53 (Call 10/01/52)	20	18,929
Series 20A, 2.94%, 04/01/50	440	280,763
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	140	121,573
Series B, 4.32%, 04/01/49 (Call 10/01/48)	941	784,096
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,402	1,269,253
2.15%, 01/15/27 (Call 12/15/26)	1,151	1,037,760
2.65%, 02/15/25 (Call 01/15/24)	743	714,211
2.90%, 05/15/30 (Call 02/15/30)	1,388	1,181,771
2.90%, 11/15/31 (Call 08/15/31)(a)	966	794,012
3.20%, 08/15/29 (Call 05/15/29)	1,649	1,453,101
4.15%, 08/15/49 (Call 02/15/49)	1,033	754,271
4.45%, 06/01/28 (Call 03/01/28)	740	704,426
4.80%, 04/01/26 (Call 01/01/26)	1,175	1,151,855
4.95%, 08/15/27 (Call 07/15/27)	690	676,291
5.30%, 08/15/29 (Call 06/15/29)	685	671,568

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.40%, 08/15/32 (Call 05/15/32)(a)	$1,010	$988,724
5.95%, 08/15/52 (Call 02/15/52)	998	955,928
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	1,015	907,611
2.65%, 07/15/31 (Call 04/15/31)(a)	775	606,672
Howard University, 5.21%, 10/01/52 (Call 10/01/32)(a)	200	168,808
ITR Concession Co. LLC, 5.18%, 07/15/35 (Call 01/15/35)(b)	780	678,345
Johns Hopkins University
4.71%, 07/01/32 (Call 04/01/32)(a)	410	404,381
Series 2013, 4.08%, 07/01/53(a)	540	438,136
Series A, 2.81%, 01/01/60 (Call 07/01/59)(a)	549	326,386
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	200	177,633
2.41%, 06/01/50 (Call 12/01/49)	940	565,470
3.46%, 05/01/47	520	388,670
3.65%, 05/01/48 (Call 11/01/47)(a)	555	439,215
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	265	182,955
3.89%, 07/01/2116(a)	605	433,551
3.96%, 07/01/38	360	314,436
4.68%, 07/01/2114	341	294,503
5.60%, 07/01/2111	830	867,923
Series F, 2.99%, 07/01/50 (Call 01/01/50)(a)	796	546,297
Series G, 2.29%, 07/01/51 (Call 01/01/51)(a)	730	423,112
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	390	275,985
Moody's Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	510	408,057
2.55%, 08/18/60 (Call 02/18/60)(a)	435	228,798
2.75%, 08/19/41 (Call 02/19/41)(a)	640	434,331
3.10%, 11/29/61 (Call 05/29/61)	740	453,722
3.25%, 01/15/28 (Call 10/15/27)(a)	820	765,877
3.25%, 05/20/50 (Call 11/20/49)(a)	296	199,227
3.75%, 03/24/25 (Call 02/24/25)(a)	603	589,900
3.75%, 02/25/52 (Call 08/25/51)(a)	830	622,395
4.25%, 02/01/29 (Call 11/01/28)(a)	488	470,974
4.25%, 08/08/32 (Call 05/08/32)(a)	950	888,951
4.88%, 12/17/48 (Call 06/17/48)	530	469,967
5.25%, 07/15/44(a)	634	604,025
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	55	35,208
Northwestern University
3.69%, 12/01/38(a)	565	467,946
3.87%, 12/01/48(a)	505	407,008
4.64%, 12/01/44	555	510,486
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	495	363,262
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)(a)	620	387,681
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	1,285	1,216,940
2.30%, 06/01/30 (Call 03/01/30)(a)	1,373	1,161,303
2.65%, 10/01/26 (Call 08/01/26)	1,934	1,813,448
2.85%, 10/01/29 (Call 07/01/29)	2,193	1,946,253
3.25%, 06/01/50 (Call 12/01/49)(a)	1,411	989,249
3.90%, 06/01/27 (Call 05/01/27)	625	605,386
4.40%, 06/01/32 (Call 03/01/32)(a)	1,205	1,150,268
5.05%, 06/01/52 (Call 12/01/51)(a)	1,205	1,154,640
5.25%, 06/01/62 (Call 12/01/61)	735	685,564

Security	Par (000)	Value

Commercial Services (continued)
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(b)	$1,458	$1,428,067
5.38%, 05/05/45(b)	492	449,550
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	275	171,126
3.15%, 07/15/46 (Call 01/15/46)	1,021	731,847
3.30%, 07/15/56 (Call 01/15/56)	380	267,295
3.62%, 10/01/37	513	431,798
3.75%, 11/15/52 (Call 05/15/52)	380	299,737
4.88%, 10/15/40(a)	757	720,870
6.50%, 01/15/39(b)	606	674,958
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)(a)	1,411	1,104,916
2.90%, 10/01/30 (Call 07/01/30)(a)	1,253	1,055,082
3.05%, 10/01/41 (Call 04/01/41)	695	472,045
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,451	1,281,689
4.00%, 03/18/29 (Call 12/18/28)	985	939,944
4.75%, 05/20/32 (Call 02/20/32)	720	698,637
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	1,066	647,653
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	703	555,296
2.30%, 08/15/60 (Call 02/15/60)(a)	771	412,649
2.45%, 03/01/27 (Call 02/01/27)	805	746,014
2.50%, 12/01/29 (Call 09/01/29)(a)	827	723,883
2.70%, 03/01/29 (Call 01/01/29)	1,337	1,206,209
2.90%, 03/01/32 (Call 12/01/31)	1,390	1,184,770
2.95%, 01/22/27 (Call 10/22/26)	750	706,510
3.25%, 12/01/49 (Call 06/01/49)	809	565,572
3.70%, 03/01/52 (Call 09/01/51)	1,305	996,875
3.90%, 03/01/62 (Call 09/01/61)	650	499,086
4.25%, 05/01/29 (Call 02/01/29)	1,359	1,323,638
4.50%, 05/15/48 (Call 11/15/47)(a)	295	241,740
4.75%, 08/01/28 (Call 05/01/28)(a)	1,624	1,620,946
5.25%, 09/15/33 (Call 06/15/33)(b)	100	100,801
6.55%, 11/15/37	75	79,454
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(a)(b)	1,164	1,063,969
2.72%, 04/16/31 (Call 01/16/31)(a)(b)	1,058	868,913
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	170	115,660
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31 (Call 12/16/30)(a)(b)	1,249	1,004,453
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	511	477,163
4.13%, 02/02/26 (Call 11/02/25)(b)	1,085	1,051,604
Triton Container International Ltd.
2.05%, 04/15/26 (Call 03/15/26)(b)	955	862,884
3.15%, 06/15/31 (Call 03/15/31)(b)	1,005	770,400
Triton Container International Ltd./TAL
International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)(a)	795	605,281
Trustees of Boston College
3.13%, 07/01/52(a)	421	285,364
3.99%, 07/01/47	280	217,601
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)(a)	755	614,986
Trustees of Dartmouth College, 3.47%, 06/01/46(a)	940	700,250
Trustees of Princeton University (The)
4.20%, 03/01/52	60	51,339

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.70%, 03/01/39(a)	$1,124	$1,181,482
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(a)	305	191,236
Trustees of the University of Pennsylvania (The) 3.61%, 02/15/2119 (Call 08/15/2118)(a)	312	205,223
4.67%, 09/01/2112	265	225,949
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)(a)	180	105,515
Trustees of Tufts College
3.10%, 08/15/51 (Call 02/15/51)	50	32,948
Series 2012, 5.02%, 04/15/2112	135	114,209
UL Solutions Inc., 6.50%, 10/20/28 (Call 09/20/28)(b)	345	354,045
United Rentals North America Inc., 6.00%, 12/15/29 (Call 12/15/25)(b)	565	564,205
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	231	155,017
4.00%, 10/01/53 (Call 04/01/53)	480	392,383
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	599	420,751
Series C, 2.55%, 04/01/50 (Call 10/01/49)(a)	350	219,933
University of Miami, 4.06%, 04/01/52	450	357,001
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	788	596,853
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	798	594,688
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	805	516,297
3.03%, 10/01/39	1,141	881,571
4.98%, 10/01/53 (Call 04/01/53)(a)	60	57,166
5.25%, 10/01/2111(a)	235	221,662
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)(a)	720	577,758
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)(a)	680	444,565
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	25	14,123
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)(a)	844	597,407
4.00%, 06/15/25 (Call 03/15/25)	1,167	1,137,843
4.13%, 03/15/29 (Call 12/15/28)	1,344	1,268,634
5.50%, 06/15/45 (Call 12/15/44)(a)	244	224,548
5.75%, 04/01/33 (Call 01/01/33)	590	600,682
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	405	298,014
4.35%, 04/15/2122 (Call 10/15/2121)(a)	260	200,901
Wesleyan University, 4.78%, 07/01/2116(a)	355	279,472
William Marsh Rice University
3.57%, 05/15/45(a)	185	144,273
3.77%, 05/15/55	490	380,611
WK Kellogg Foundation Trust, 2.44%, 10/01/50 (Call 04/01/50)(b)	205	119,241
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	405	382,685
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	775	629,058
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)(a)	482	290,486
		140,139,707
Computers — 1.9%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	1,270	1,053,704
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,490	1,385,340
0.70%, 02/08/26 (Call 01/08/26)	3,240	2,971,289
1.13%, 05/11/25 (Call 04/11/25)	2,556	2,420,058
1.20%, 02/08/28 (Call 12/08/27)	2,935	2,558,257
Security	Par (000)	Value

Computers (continued)
1.25%, 08/20/30 (Call 05/20/30)	$1,702	$1,372,348
1.40%, 08/05/28 (Call 06/05/28)	2,875	2,494,191
1.65%, 05/11/30 (Call 02/11/30)	2,290	1,910,223
1.65%, 02/08/31 (Call 11/08/30)	3,280	2,682,323
1.70%, 08/05/31 (Call 05/05/31)	1,305	1,059,038
2.05%, 09/11/26 (Call 07/11/26)	2,584	2,407,639
2.20%, 09/11/29 (Call 06/11/29)	1,106	973,241
2.38%, 02/08/41 (Call 08/08/40)	2,108	1,483,172
2.40%, 08/20/50 (Call 02/20/50)	1,256	780,840
2.45%, 08/04/26 (Call 05/04/26)	3,235	3,050,028
2.50%, 02/09/25	1,604	1,557,664
2.55%, 08/20/60 (Call 02/20/60)(a)	1,796	1,120,753
2.65%, 05/11/50 (Call 11/11/49)	3,328	2,163,294
2.65%, 02/08/51 (Call 08/08/50)(a)	3,799	2,463,592
2.70%, 08/05/51 (Call 02/05/51)	2,310	1,508,618
2.75%, 01/13/25 (Call 11/13/24)	1,581	1,542,621
2.80%, 02/08/61 (Call 02/08/60)	2,174	1,388,321
2.85%, 08/05/61 (Call 02/05/61)	1,935	1,234,825
2.90%, 09/12/27 (Call 06/12/27)	2,536	2,387,067
2.95%, 09/11/49 (Call 03/11/49)	1,862	1,304,094
3.00%, 06/20/27 (Call 03/20/27)	1,905	1,804,447
3.00%, 11/13/27 (Call 08/13/27)(a)	1,925	1,819,302
3.20%, 05/13/25	2,292	2,234,081
3.20%, 05/11/27 (Call 02/11/27)	2,436	2,325,480
3.25%, 02/23/26 (Call 11/23/25)	3,981	3,851,851
3.25%, 08/08/29 (Call 06/08/29)	1,410	1,316,424
3.35%, 02/09/27 (Call 11/09/26)(a)	1,880	1,806,720
3.35%, 08/08/32 (Call 05/08/32)	1,600	1,454,497
3.45%, 02/09/45	2,523	2,001,675
3.75%, 09/12/47 (Call 03/12/47)	1,335	1,084,921
3.75%, 11/13/47 (Call 05/13/47)	1,623	1,329,530
3.85%, 05/04/43	3,354	2,862,208
3.85%, 08/04/46 (Call 02/04/46)	2,553	2,136,010
3.95%, 08/08/52 (Call 02/08/52)	2,375	1,974,753
4.00%, 05/10/28 (Call 04/10/28)	1,685	1,652,139
4.10%, 08/08/62 (Call 02/08/62)	1,700	1,410,753
4.15%, 05/10/30 (Call 03/10/30)	800	784,583
4.25%, 02/09/47 (Call 08/09/46)	1,074	966,416
4.30%, 05/10/33 (Call 02/10/33)(a)	1,225	1,208,663
4.38%, 05/13/45	2,486	2,259,737
4.45%, 05/06/44	984	915,744
4.50%, 02/23/36 (Call 08/23/35)(a)	1,890	1,874,171
4.65%, 02/23/46 (Call 08/23/45)	4,684	4,423,402
4.85%, 05/10/53 (Call 11/10/52)(a)	1,410	1,364,775
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/24)(b)	65	59,766
4.00%, 07/01/29 (Call 07/01/24)(b)	590	537,466
5.95%, 08/04/33 (Call 05/04/33)	347	350,401
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	1,200	1,073,234
2.30%, 09/14/31 (Call 06/14/31)	770	602,921
Dell Inc.
5.40%, 09/10/40	577	535,265
6.50%, 04/15/38(a)	744	771,562
7.10%, 04/15/28	695	740,198
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	1,491	1,059,897
3.45%, 12/15/51 (Call 06/15/51)	1,672	1,116,296
4.90%, 10/01/26 (Call 08/01/26)	2,106	2,078,405
5.25%, 02/01/28 (Call 01/01/28)	1,315	1,318,692
5.30%, 10/01/29 (Call 07/01/29)	1,273	1,269,466

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
5.75%, 02/01/33 (Call 11/01/32)(a)	$1,140	$1,155,240
5.85%, 07/15/25 (Call 06/15/25)	1,460	1,466,220
6.02%, 06/15/26 (Call 03/15/26)	2,359	2,384,748
6.10%, 07/15/27 (Call 05/15/27)(a)	916	935,480
6.20%, 07/15/30 (Call 04/15/30)	1,102	1,146,864
8.10%, 07/15/36 (Call 01/15/36)	1,023	1,204,700
8.35%, 07/15/46 (Call 01/15/46)	992	1,223,364
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)(a)	1,265	1,131,432
2.38%, 09/15/28 (Call 07/15/28)(a)	1,000	845,850
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	804	727,676
2.20%, 03/15/31 (Call 12/15/30)	1,012	805,367
Genpact Luxembourg Sarl
1.75%, 04/10/26 (Call 03/10/26)	809	739,947
3.38%, 12/01/24 (Call 11/01/24)	413	400,189
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	1,316	1,211,211
4.90%, 10/15/25 (Call 07/15/25)	2,825	2,796,942
5.25%, 07/01/28 (Call 06/01/28)(a)	790	792,053
6.10%, 04/01/26 (Call 04/01/24)	280	280,396
6.20%, 10/15/35 (Call 04/15/35)	1,190	1,254,295
6.35%, 10/15/45 (Call 04/15/45)	2,229	2,269,053
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	706	640,881
2.20%, 06/17/25 (Call 05/17/25)	1,581	1,503,602
2.65%, 06/17/31 (Call 03/17/31)	1,565	1,283,624
3.00%, 06/17/27 (Call 04/17/27)	1,267	1,175,155
3.40%, 06/17/30 (Call 03/17/30)(a)	198	174,952
4.00%, 04/15/29 (Call 02/15/29)(a)	1,200	1,134,053
4.20%, 04/15/32 (Call 01/15/32)(a)	695	631,202
4.75%, 01/15/28 (Call 12/15/27)	1,315	1,291,976
5.50%, 01/15/33 (Call 10/15/32)(a)	1,480	1,470,174
6.00%, 09/15/41(a)	1,575	1,578,540
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,907	1,707,877
1.95%, 05/15/30 (Call 02/15/30)	1,915	1,589,610
2.20%, 02/09/27 (Call 01/09/27)	788	722,736
2.72%, 02/09/32 (Call 11/09/31)(a)	490	416,040
2.85%, 05/15/40 (Call 11/15/39)	1,014	718,901
2.95%, 05/15/50 (Call 11/15/49)(a)	1,092	700,456
3.30%, 05/15/26	3,149	3,021,884
3.30%, 01/27/27	64	60,736
3.43%, 02/09/52 (Call 08/09/51)	55	38,423
3.45%, 02/19/26	1,921	1,853,477
3.50%, 05/15/29	3,306	3,080,105
4.00%, 07/27/25	635	622,688
4.00%, 06/20/42(a)	1,703	1,406,995
4.15%, 07/27/27 (Call 06/27/27)(a)	1,075	1,045,763
4.15%, 05/15/39	2,419	2,084,497
4.25%, 05/15/49	3,053	2,521,149
4.40%, 07/27/32 (Call 04/27/32)	1,035	981,477
4.50%, 02/06/26	885	873,459
4.50%, 02/06/28 (Call 01/06/28)	930	914,836
4.70%, 02/19/46	785	692,289
4.75%, 02/06/33 (Call 11/06/32)	1,105	1,076,713
4.90%, 07/27/52 (Call 01/27/52)	1,030	929,454
5.10%, 02/06/53 (Call 08/06/52)	785	734,766
5.60%, 11/30/39	1,145	1,155,901
5.88%, 11/29/32	853	904,444
6.22%, 08/01/27 (Call 02/01/24)	1,027	1,071,918
Security	Par (000)	Value

Computers (continued)
6.50%, 01/15/28(a)	$583	$625,051
7.00%, 10/30/25(a)	1,581	1,636,866
7.13%, 12/01/96	350	411,586
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	440	393,024
2.70%, 10/15/28 (Call 08/15/28)	832	706,234
3.15%, 10/15/31 (Call 07/15/31)(a)	1,095	869,458
4.10%, 10/15/41 (Call 04/15/41)	737	520,147
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	1,042	834,632
3.63%, 05/15/25 (Call 04/15/25)	652	631,768
4.38%, 05/15/30 (Call 02/15/30)	765	707,735
5.75%, 03/15/33 (Call 12/15/32)	35	34,857
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(b)	355	304,991
5.83%, 01/27/28 (Call 12/27/27)(b)	200	200,764
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	1,157	1,089,889
2.38%, 06/22/27 (Call 04/22/27)(a)	875	794,814
2.70%, 06/22/30 (Call 03/22/30)(a)	1,295	1,090,695
Teledyne FLIR LLC, 2.50%, 08/01/30(Call 05/01/30)	1,023	843,599
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	325	266,235
3.10%, 02/01/32 (Call 11/01/31)	270	201,074
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(b)	1,045	949,435
		179,343,025
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/25	445	432,943
3.10%, 08/15/27 (Call 07/15/27)	370	351,636
3.25%, 08/15/32 (Call 05/15/32)	1,237	1,104,600
3.70%, 08/01/47 (Call 02/01/47)(a)	807	654,644
4.00%, 08/15/45	1,021	879,132
4.60%, 03/01/28 (Call 02/01/28)(a)	356	358,983
4.60%, 03/01/33 (Call 12/01/32)(a)	401	398,474
4.80%, 03/02/26	536	537,870
Conopco Inc.
Series E, 7.25%, 12/15/26	585	621,540
Series F, 6.63%, 04/15/28(a)	140	149,127
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	680	546,154
2.00%, 12/01/24 (Call 11/01/24)	618	597,172
2.38%, 12/01/29 (Call 09/01/29)	1,077	928,584
2.60%, 04/15/30 (Call 01/15/30)	835	718,125
3.13%, 12/01/49 (Call 06/01/49)(a)	1,264	851,869
3.15%, 03/15/27 (Call 12/15/26)	675	638,900
3.70%, 08/15/42	542	403,377
4.15%, 03/15/47 (Call 09/15/46)	867	695,730
4.38%, 05/15/28 (Call 04/15/28)(a)	330	322,002
4.38%, 06/15/45 (Call 12/15/44)	914	764,103
4.65%, 05/15/33 (Call 02/15/33)(a)	120	114,734
5.15%, 05/15/53 (Call 11/15/52)	234	219,545
6.00%, 05/15/37	391	407,843
Haleon U.K. Capital PLC, 3.13%, 03/24/25	2,080	2,014,201
Haleon U.S. Capital LLC
3.38%, 03/24/27 (Call 02/24/27)	2,820	2,663,904
3.38%, 03/24/29 (Call 01/24/29)	458	419,438
3.63%, 03/24/32 (Call 12/24/31)	2,795	2,462,715
4.00%, 03/24/52 (Call 09/24/51)	1,445	1,124,067

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	$1,805	$1,789,105
5.00%, 03/22/30 (Call 01/22/30)	1,460	1,466,969
5.05%, 03/22/28 (Call 02/22/28)	1,515	1,525,029
5.05%, 03/22/53 (Call 09/22/52)(a)	2,089	1,999,249
5.10%, 03/22/43 (Call 09/22/42)(a)	1,030	1,003,200
5.20%, 03/22/63 (Call 09/22/62)	1,044	997,811
5.35%, 03/22/26 (Call 02/22/26)(a)	955	961,965
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,363	1,260,892
1.00%, 04/23/26	1,360	1,248,967
1.20%, 10/29/30	1,122	898,147
1.90%, 02/01/27	320	294,534
1.95%, 04/23/31	1,580	1,323,329
2.30%, 02/01/32	855	728,187
2.45%, 11/03/26	1,301	1,231,215
2.70%, 02/02/26	901	862,633
2.80%, 03/25/27	1,084	1,022,504
2.85%, 08/11/27	722	679,846
3.00%, 03/25/30	2,095	1,917,940
3.50%, 10/25/47	490	385,287
3.55%, 03/25/40	863	728,805
3.60%, 03/25/50(a)	705	575,339
3.95%, 01/26/28	1,245	1,216,673
4.05%, 01/26/33(a)	845	815,840
4.10%, 01/26/26(a)	1,005	992,693
5.50%, 02/01/34(a)	297	310,977
5.55%, 03/05/37	437	469,615
5.80%, 08/15/34(a)	375	416,478
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	875	695,405
1.75%, 08/12/31 (Call 05/12/31)	1,685	1,347,265
2.00%, 07/28/26	945	878,088
2.13%, 09/06/29 (Call 06/06/29)	1,060	919,683
2.90%, 05/05/27 (Call 02/05/27)	1,600	1,501,840
3.10%, 07/30/25	815	791,256
3.38%, 03/22/25 (Call 01/22/25)	505	493,434
3.50%, 03/22/28 (Call 12/22/27)	1,800	1,711,583
4.88%, 09/08/28 (Call 08/08/28)(a)	680	684,221
5.00%, 12/08/33 (Call 09/08/33)	625	624,723
5.90%, 11/15/32	804	857,365
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	835	536,534
		59,546,038
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	923	798,770
4.25%, 04/20/27 (Call 03/20/27)(b)	140	135,164
4.50%, 10/24/28 (Call 07/24/28)(b)	1,240	1,190,385
4.65%, 04/20/32 (Call 01/20/32)(b)	500	464,934
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	780	773,954
6.25%, 06/15/33 (Call 03/15/33)	825	825,617
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(b)	840	755,748
5.00%, 07/05/28 (Call 06/05/28)(b)	745	743,160
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	843	808,917
3.75%, 05/15/46 (Call 11/15/45)(a)	460	356,906
4.20%, 05/15/47 (Call 11/15/46)	396	333,919
Security	Par (000)	Value

Distribution & Wholesale (continued)
4.60%, 06/15/45 (Call 12/15/44)	$873	$783,483
		7,970,957
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	1,310	1,198,036
2.45%, 10/29/26 (Call 09/29/26)	3,215	2,928,839
3.00%, 10/29/28 (Call 08/29/28)	4,665	4,111,522
3.30%, 01/30/32 (Call 10/30/31)	4,875	4,040,870
3.40%, 10/29/33 (Call 07/29/33)	1,810	1,464,262
3.50%, 01/15/25 (Call 11/15/24)	845	820,830
3.65%, 07/21/27 (Call 04/21/27)	1,287	1,196,750
3.85%, 10/29/41 (Call 04/29/41)(a)	1,660	1,239,102
3.88%, 01/23/28 (Call 10/23/27)	928	860,046
4.45%, 10/01/25 (Call 08/01/25)	535	519,851
4.45%, 04/03/26 (Call 02/03/26)	1,030	1,001,241
4.63%, 10/15/27 (Call 08/15/27)	1,108	1,062,661
5.75%, 06/06/28 (Call 05/06/28)(a)	995	991,028
6.10%, 01/15/27 (Call 12/15/26)	495	497,522
6.15%, 09/30/30 (Call 07/30/30)	650	654,457
6.50%, 07/15/25 (Call 06/15/25)(a)	1,590	1,597,516
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	717	615,874
3.50%, 08/01/25	345	331,335
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	1,363	1,233,138
2.10%, 09/01/28 (Call 07/01/28)	772	655,851
2.20%, 01/15/27 (Call 12/15/26)	1,032	925,223
2.30%, 02/01/25 (Call 01/01/25)	887	849,257
2.88%, 01/15/26 (Call 12/15/25)(a)	84	79,045
2.88%, 01/15/32 (Call 10/15/31)(a)	725	587,821
3.00%, 02/01/30 (Call 11/01/29)	910	775,463
3.13%, 12/01/30 (Call 09/01/30)	1,159	975,408
3.25%, 03/01/25 (Call 01/01/25)	763	736,148
3.25%, 10/01/29 (Call 07/01/29)(a)	605	530,580
3.38%, 07/01/25 (Call 06/01/25)(a)	1,261	1,210,011
3.63%, 04/01/27 (Call 01/01/27)	923	854,707
3.63%, 12/01/27 (Call 09/01/27)	720	666,727
3.75%, 06/01/26 (Call 04/01/26)	52	49,491
4.63%, 10/01/28 (Call 07/01/28)	975	927,779
5.30%, 02/01/28 (Call 01/01/28)(a)	670	663,007
5.85%, 12/15/27 (Call 11/15/27)	170	170,725
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	472	410,791
4.25%, 06/15/26 (Call 04/15/26)	1,335	1,267,677
5.25%, 08/11/25 (Call 07/11/25)(b)	917	898,286
6.50%, 07/18/28 (Call 06/18/28)(b)	650	647,984
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	1,530	1,253,196
4.63%, 03/30/25	524	512,305
4.75%, 06/09/27 (Call 05/09/27)(a)	1,010	955,228
5.80%, 05/01/25 (Call 04/01/25)(a)	887	880,344
6.99%, 06/13/29 (Call 06/13/28), (1-day SOFR + 3.260%)(d)	544	546,884
7.10%, 11/15/27 (Call 10/15/27)(a)	1,004	1,023,793
8.00%, 11/01/31(a)	2,432	2,577,929
8.00%, 11/01/31	698	735,923
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	1,400	1,268,956
2.25%, 03/04/25 (Call 02/01/25)	1,065	1,022,462
2.55%, 03/04/27 (Call 02/01/27)	2,228	2,050,214

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.13%, 05/20/26 (Call 04/20/26)	$1,433	$1,368,122
3.30%, 05/03/27 (Call 04/02/27)	2,649	2,488,484
3.63%, 12/05/24 (Call 11/04/24)	509	499,195
3.95%, 08/01/25 (Call 07/01/25)	3,125	3,051,263
4.05%, 05/03/29 (Call 03/03/29)(a)	1,085	1,040,423
4.05%, 12/03/42	1,250	1,059,235
4.20%, 11/06/25 (Call 10/06/25)	968	948,363
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(d)	1,810	1,683,516
4.90%, 02/13/26 (Call 01/13/26)	1,477	1,467,476
4.99%, 05/01/26 (Call 05/01/25), (1-day SOFR + 1.000%)(d)	1,645	1,628,716
4.99%, 05/26/33 (Call 05/26/32), (1-day SOFR + 2.255%)(d)	1,036	997,725
5.04%, 05/01/34 (Call 05/01/33), (1-day SOFR + 1.835%)(d)	1,810	1,745,446
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(d)	1,350	1,343,294
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(d)	700	699,194
5.63%, 07/28/34 (Call 07/28/33), (1-day SOFR + 1.930%)(d)	120	118,495
5.85%, 11/05/27 (Call 10/05/27)(a)	1,830	1,879,669
6.34%, 10/30/26 (Call 10/30/25), (1-day SOFR + 1.330%)(d)	1,865	1,890,424
6.49%, 10/30/31 (Call 10/30/30), (1-day SOFR + 1.940%)(d)	985	1,036,881
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	460	431,677
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	682	643,394
3.00%, 04/02/25 (Call 03/02/25)(a)	579	560,709
4.50%, 05/13/32 (Call 02/13/32)	655	622,762
5.15%, 05/15/33 (Call 02/15/33)	990	968,763
5.70%, 12/15/28 (Call 11/15/28)	425	434,816
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27 (Call 06/01/27)(a)	1,085	948,120
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	605	523,031
3.75%, 07/15/27 (Call 06/15/27)(b)	510	447,982
3.95%, 07/15/26 (Call 06/15/26)(a)(b)	570	522,428
Apollo Global Management Inc., 6.38%, 11/15/33 (Call 08/15/33)	300	308,620
Apollo Management Holdings LP, 4.95%, 01/14/50 (Call 01/14/24), (5-year CMT + 3.266%)(b)(d)	200	179,785
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(a)(b)	835	713,762
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26), (5-year CMT + 3.237%)(b)(d)	1,005	824,098
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(a)(b)	85	55,192
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	850	775,319
1.95%, 09/20/26 (Call 08/20/26)(b)	1,150	1,021,033
3.50%, 11/01/27 (Call 07/01/27)(b)	1,020	915,081
4.13%, 08/01/25 (Call 06/01/25)(b)	640	615,141
4.88%, 10/01/25 (Call 07/01/25)(b)	434	421,102
5.50%, 12/15/24 (Call 11/15/24)(b)	520	513,849
6.25%, 04/15/28 (Call 03/15/28)(b)	775	766,412
6.38%, 07/15/30 (Call 05/15/30)(b)	954	941,596
Security	Par (000)	Value

Diversified Financial Services (continued)
6.75%, 10/25/28 (Call 09/25/28)(b)	$630	$638,061
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	1,052	957,622
2.53%, 11/18/27 (Call 10/18/27)(b)	2,353	2,033,251
2.75%, 02/21/28 (Call 12/21/27)(b)	1,190	1,033,240
2.88%, 02/15/25 (Call 01/15/25)(b)	790	754,561
3.25%, 02/15/27 (Call 12/15/26)(b)	1,400	1,266,479
4.25%, 04/15/26 (Call 03/15/26)(b)	1,385	1,317,299
4.38%, 05/01/26 (Call 03/01/26)(b)	1,100	1,047,127
5.50%, 01/15/26 (Call 12/15/25)(b)	949	930,492
6.38%, 05/04/28 (Call 04/04/28)(b)	400	398,901
BGC Group Inc.
3.75%, 10/01/24 (Call 09/01/24)	373	362,236
4.38%, 12/15/25 (Call 09/15/25)(a)	820	775,964
8.00%, 05/25/28 (Call 04/25/28)	395	403,146
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	778	581,597
1.63%, 08/05/28 (Call 06/05/28)(b)	518	436,009
2.00%, 01/30/32 (Call 10/30/31)(a)(b)	988	742,388
2.50%, 01/10/30 (Call 10/10/29)(b)	758	628,081
2.55%, 03/30/32 (Call 12/30/31)(a)(b)	545	426,533
2.80%, 09/30/50 (Call 03/30/50)(b)	52	29,890
2.85%, 08/05/51 (Call 02/05/51)(b)	450	262,212
3.15%, 10/02/27 (Call 07/02/27)(a)(b)	427	392,811
3.20%, 01/30/52 (Call 07/30/51)(b)	875	545,678
3.50%, 09/10/49 (Call 03/10/49)(a)(b)	860	570,522
4.00%, 10/02/47 (Call 04/02/47)(b)	604	429,283
4.45%, 07/15/45(b)	350	273,335
5.00%, 06/15/44(a)(b)	296	253,353
5.90%, 11/03/27 (Call 10/03/27)(a)(b)	755	768,806
6.20%, 04/22/33 (Call 01/22/33)(b)	1,155	1,184,676
6.25%, 08/15/42(a)(b)	496	492,714
Blue Owl Credit Income Corp., 7.95%, 06/13/28 (Call 05/13/28)(b)	175	175,583
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	753	583,605
4.13%, 10/07/51 (Call 04/07/51)(b)	495	303,576
4.38%, 02/15/32 (Call 11/15/31)(a)(b)	645	537,377
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	680	568,527
3.00%, 09/11/29 (Call 06/11/29)(b)	786	690,602
3.25%, 04/29/25 (Call 03/29/25)(b)	522	504,675
3.50%, 09/18/27 (Call 06/18/27)(a)(b)	1,025	958,047
3.88%, 04/27/26 (Call 01/27/26)(b)	860	828,084
BOC Aviation USA Corp., 4.88%, 05/03/33 (Call 02/03/33)(b)	665	624,219
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	124	124,190
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	1,455	1,122,778
2.72%, 04/15/31 (Call 01/15/31)	820	669,184
3.50%, 03/30/51 (Call 09/30/50)	520	344,031
3.63%, 02/15/52 (Call 08/15/51)	410	272,447
3.90%, 01/25/28 (Call 10/25/27)	1,384	1,300,576
4.25%, 06/02/26 (Call 03/02/26)	907	877,538
4.35%, 04/15/30 (Call 01/15/30)	1,139	1,052,879
4.70%, 09/20/47 (Call 03/20/47)	1,093	882,808
4.85%, 03/29/29 (Call 12/29/28)	1,371	1,322,318
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	1,299	836,768

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Cantor Fitzgerald LP, 4.50%, 04/14/27 (Call 01/14/27)(b)	$795	$750,326
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(d)	1,646	1,443,535
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(d)	1,444	1,025,354
2.62%, 11/02/32 (Call 11/02/31), (1-day SOFR + 1.265%)(d)	880	659,820
2.64%, 03/03/26 (Call 03/03/25), (1-day SOFR + 1.290%)(d)	1,645	1,555,686
3.20%, 02/05/25 (Call 01/05/25)	1,080	1,043,227
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(d)	1,560	1,340,519
3.65%, 05/11/27 (Call 04/11/27)	1,717	1,594,678
3.75%, 07/28/26 (Call 06/28/26)	1,910	1,793,969
3.75%, 03/09/27 (Call 02/09/27)	2,567	2,395,185
3.80%, 01/31/28 (Call 12/31/27)	1,764	1,623,262
4.20%, 10/29/25 (Call 09/29/25)	1,567	1,505,450
4.25%, 04/30/25 (Call 03/31/25)(a)	888	864,672
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(d)	1,155	1,104,911
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(d)	1,715	1,674,105
5.25%, 07/26/30 (Call 07/26/29), (1-day SOFR + 2.600%)(d)	730	686,590
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(a)(d)	2,123	1,948,430
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(d)	1,115	1,071,135
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(d)	1,550	1,453,735
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(d)	1,275	1,267,521
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(d)	935	909,929
7.15%, 10/29/27 (Call 10/29/26), (1-day SOFR + 2.440%)(d)	575	584,903
7.62%, 10/30/31 (Call 10/30/30), (1-day SOFR + 3.070%)(d)	200	209,024
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)(a)	598	474,558
3.00%, 03/16/32 (Call 12/16/31)(a)	600	509,774
3.65%, 01/12/27 (Call 10/12/26)	1,195	1,147,760
Charles Schwab Corp., 6.20%, 11/17/29
(Call 11/17/28), (1-day SOFR + 1.878%)(d)	1,200	1,218,033
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(a)	1,802	1,622,867
1.15%, 05/13/26 (Call 04/13/26)	1,555	1,402,609
1.65%, 03/11/31 (Call 12/11/30)	974	746,930
1.95%, 12/01/31 (Call 09/01/31)(a)	1,552	1,185,180
2.00%, 03/20/28 (Call 01/20/28)	1,485	1,283,136
2.30%, 05/13/31 (Call 02/13/31)	1,155	923,596
2.45%, 03/03/27 (Call 02/03/27)	1,235	1,122,898
2.75%, 10/01/29 (Call 07/01/29)	497	427,027
2.90%, 03/03/32 (Call 12/03/31)(a)	1,465	1,198,006
3.00%, 03/10/25 (Call 12/10/24)	717	693,279
3.20%, 03/02/27 (Call 12/02/26)	1,265	1,181,089
3.20%, 01/25/28 (Call 10/25/27)	820	750,599
3.25%, 05/22/29 (Call 02/22/29)(a)	1,085	970,845
3.30%, 04/01/27 (Call 01/01/27)	1,159	1,085,693
Security	Par (000)	Value

Diversified Financial Services (continued)
3.45%, 02/13/26 (Call 11/13/25)	$750	$717,739
3.63%, 04/01/25 (Call 01/01/25)	576	560,510
3.85%, 05/21/25 (Call 03/21/25)	674	656,445
4.00%, 02/01/29 (Call 11/01/28)(a)	884	829,068
4.20%, 03/24/25 (Call 02/22/25)	936	918,743
4.63%, 03/22/30 (Call 12/22/29)(a)	510	487,038
5.64%, 05/19/29 (Call 05/19/28), (1-day SOFR + 2.210%)(d)	262	261,019
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(d)	785	775,534
5.88%, 08/24/26 (Call 07/24/26)	896	904,695
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)(d)	595	596,520
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	1,695	1,655,896
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	1,270	970,254
4.10%, 06/15/51 (Call 12/15/50)(a)	1,340	747,311
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(b)	1,455	1,327,345
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	753	727,670
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	1,245	1,057,917
3.00%, 03/15/25 (Call 12/15/24)	1,133	1,103,387
3.75%, 06/15/28 (Call 03/15/28)(a)	927	887,974
4.15%, 06/15/48 (Call 12/15/47)	801	682,966
5.30%, 09/15/43 (Call 03/15/43)	1,051	1,060,775
Credit Suisse USA Inc., 7.13%, 07/15/32	1,063	1,164,467
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(a)(b)	555	525,462
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	517	500,472
4.10%, 02/09/27 (Call 11/09/26)	1,453	1,348,949
4.50%, 01/30/26 (Call 11/30/25)(a)	1,011	978,710
6.70%, 11/29/32 (Call 08/29/32)	1,010	1,002,504
7.96%, 11/02/34 (Call 11/02/33), (1-day SOFR + 3.370%)(d)	875	920,535
Drawbridge Special Opportunities
Fund LP/Drawbridge Special Opportunities Fin,
3.88%, 02/15/26 (Call 12/15/25)(b)	918	829,017
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	701	665,386
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)(b)	170	167,916
FMR LLC
4.95%, 02/01/33(b)	30	28,271
5.15%, 02/01/43(b)	77	67,679
6.45%, 11/15/39(b)	880	891,420
6.50%, 12/14/40(b)	250	255,564
7.57%, 06/15/29(a)(b)	900	983,818
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	1,092	848,055
2.85%, 03/30/25	719	694,009
2.95%, 08/12/51 (Call 02/12/51)	510	299,285
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	250	240,166
Invesco Finance PLC
3.75%, 01/15/26	1,132	1,093,166
5.38%, 11/30/43	385	352,495
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	650	638,124
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	1,522	1,195,216

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.15%, 01/23/30	$1,176	$1,067,030
4.85%, 01/15/27	1,188	1,159,258
5.88%, 07/21/28 (Call 06/21/28)	990	982,478
6.25%, 01/15/36	685	698,436
6.45%, 06/08/27	582	593,927
6.50%, 01/20/43(a)	494	496,101
6.63%, 10/23/43 (Call 07/23/43)(a)	350	349,483
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	665	518,053
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	1,078	979,302
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	316	291,790
3.75%, 02/13/25(a)	698	678,687
4.38%, 03/11/29 (Call 12/11/28)(a)	897	841,286
4.50%, 09/19/28 (Call 06/19/28)	891	844,314
Legg Mason Inc.
4.75%, 03/15/26	985	971,150
5.63%, 01/15/44	646	614,128
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	280	249,789
4.38%, 05/15/31 (Call 05/15/26)(a)(b)	440	379,500
4.63%, 11/15/27 (Call 11/15/24)(a)(b)	790	743,447
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/24)(b)	1,737	1,579,849
2.00%, 04/06/28 (Call 02/06/28)(b)	1,518	1,316,184
2.50%, 04/06/31 (Call 01/06/31)(b)	1,278	1,056,283
3.20%, 04/06/41 (Call 10/06/40)(b)	801	579,504
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	820	675,728
2.00%, 03/03/25 (Call 02/03/25)	986	949,395
2.00%, 11/18/31 (Call 08/18/31)	1,045	850,439
2.95%, 11/21/26 (Call 08/21/26)	710	672,517
2.95%, 06/01/29 (Call 03/01/29)	1,335	1,219,966
2.95%, 03/15/51 (Call 09/15/50)(a)	696	476,885
3.30%, 03/26/27 (Call 01/26/27)	1,773	1,692,022
3.35%, 03/26/30 (Call 12/26/29)(a)	1,615	1,491,047
3.50%, 02/26/28 (Call 11/26/27)(a)	891	851,121
3.65%, 06/01/49 (Call 12/01/48)	1,182	933,890
3.80%, 11/21/46 (Call 05/21/46)	620	507,804
3.85%, 03/26/50 (Call 09/26/49)	2,404	1,963,720
3.95%, 02/26/48 (Call 08/26/47)	580	481,972
4.85%, 03/09/33 (Call 12/09/32)	1,035	1,030,147
4.88%, 03/09/28 (Call 02/09/28)(a)	820	830,102
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(a)(b)	943	915,408
5.08%, 09/15/27 (Call 08/15/27)(a)(b)	925	911,088
Mitsubishi HC Finance America LLC
5.66%, 02/28/33 (Call 11/28/32)(a)(b)	805	788,076
5.81%, 09/12/28 (Call 08/12/28)(b)	400	402,415
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	1,051	825,051
2.50%, 12/21/40 (Call 06/21/40)	829	539,712
3.25%, 04/28/50 (Call 10/28/49)	655	429,737
3.85%, 06/30/26 (Call 03/30/26)	1,233	1,190,010
3.95%, 03/07/52 (Call 09/07/51)	705	523,218
5.35%, 06/28/28 (Call 05/28/28)	1,250	1,255,332
5.55%, 02/15/34 (Call 11/15/33)	1,555	1,553,962
5.65%, 06/28/25	250	250,614
5.95%, 08/15/53 (Call 02/15/53)	930	941,765
6.10%, 06/28/63 (Call 12/28/62)(a)	485	493,911
Security	Par (000)	Value

Diversified Financial Services (continued)
Neuberger Berman Group LLC/Neuberger
Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(b)	$688	$650,197
4.88%, 04/15/45 (Call 10/15/44)(b)	430	329,612
Nomura Holdings Inc.
1.65%, 07/14/26	1,710	1,541,148
1.85%, 07/16/25	1,942	1,817,974
2.17%, 07/14/28	1,209	1,032,961
2.33%, 01/22/27	1,620	1,459,637
2.61%, 07/14/31	1,495	1,185,095
2.65%, 01/16/25	1,685	1,623,346
2.68%, 07/16/30	1,154	947,197
2.71%, 01/22/29	130	111,692
3.00%, 01/22/32	1,215	979,541
3.10%, 01/16/30	1,565	1,336,937
5.10%, 07/03/25	1,095	1,080,139
5.39%, 07/06/27	715	703,681
5.61%, 07/06/29	600	594,815
5.71%, 01/09/26	1,060	1,057,001
5.84%, 01/18/28(a)	730	731,484
6.07%, 07/12/28(a)	1,150	1,163,217
6.09%, 07/12/33(a)	650	660,678
6.18%, 01/18/33	680	697,128
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	1,540	1,460,650
ORIX Corp.
2.25%, 03/09/31(a)	885	722,332
3.25%, 12/04/24(a)	1,152	1,122,681
3.70%, 07/18/27	485	458,707
4.00%, 04/13/32	665	601,391
5.00%, 09/13/27(a)	375	372,526
5.20%, 09/13/32(a)	660	653,152
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	881	786,111
6.15%, 12/06/28(b)	490	500,128
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	950	898,900
6.63%, 03/15/25 (Call 09/15/24)	900	895,500
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	1,180	831,431
4.65%, 04/01/30 (Call 01/01/30)	952	922,855
4.95%, 07/15/46	844	729,540
REC Ltd., 5.63%, 04/11/28(b)	40	39,858
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	765	668,884
SURA Asset Management SA, 4.38%, 04/11/27(b)	85	79,369
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	1,110	822,551
3.70%, 08/04/26 (Call 05/04/26)	689	631,883
3.95%, 12/01/27 (Call 09/01/27)	1,136	1,020,563
4.50%, 07/23/25 (Call 04/24/25)	1,252	1,203,979
4.88%, 06/13/25 (Call 05/13/25)	795	768,269
5.15%, 03/19/29 (Call 12/19/28)	1,158	1,070,666
USAA Capital Corp.
2.13%, 05/01/30 (Call 02/01/30)(b)	622	509,101
3.38%, 05/01/25(b)	734	711,784
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	769	671,539
1.10%, 02/15/31 (Call 11/15/30)(a)	1,517	1,190,906
1.90%, 04/15/27 (Call 02/15/27)(a)	2,003	1,834,320
2.00%, 08/15/50 (Call 02/15/50)(a)	2,277	1,319,208
2.05%, 04/15/30 (Call 01/15/30)	2,143	1,829,772

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.70%, 04/15/40 (Call 10/15/39)	$1,268	$929,890
2.75%, 09/15/27 (Call 06/15/27)	1,170	1,093,331
3.15%, 12/14/25 (Call 09/14/25)	1,854	1,791,605
3.65%, 09/15/47 (Call 03/15/47)	1,022	808,443
4.15%, 12/14/35 (Call 06/14/35)(a)	2,709	2,546,609
4.30%, 12/14/45 (Call 06/14/45)	3,422	3,042,516
Voya Financial Inc.
3.65%, 06/15/26	980	935,192
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(a)(d)	554	443,812
4.80%, 06/15/46(a)	663	532,529
5.70%, 07/15/43	346	313,795
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	1,121	1,012,486
2.75%, 03/15/31 (Call 12/15/30)(a)	651	517,421
2.85%, 01/10/25 (Call 12/10/24)	713	688,542
6.20%, 11/17/36(a)	588	588,157
6.20%, 06/21/40(a)	465	445,784
		309,119,285
Electric — 8.1%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	1,115	980,105
3.40%, 04/29/51 (Call 10/29/50)(a)(b)	660	449,311
4.00%, 10/03/49(b)	640	490,898
4.38%, 04/23/25(b)	1,408	1,382,487
4.38%, 06/22/26(b)	465	454,309
4.70%, 04/24/33(a)(b)	2,065	1,995,773
4.88%, 04/23/30(b)	467	461,583
6.50%, 10/27/36(b)	1,494	1,647,335
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	300	216,056
3.95%, 02/12/30(b)	415	325,260
Adani Transmission Step-One Ltd.
4.00%, 08/03/26(b)	550	489,954
4.25%, 05/21/36 (Call 11/21/35)(b)	393	294,768
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	567	377,217
3.80%, 10/01/47 (Call 04/01/47)	547	383,394
3.85%, 10/01/25 (Call 07/01/25)(b)	416	400,965
3.95%, 06/01/28 (Call 03/01/28)	629	592,452
4.70%, 05/15/32 (Call 02/15/32)	790	738,305
5.25%, 05/15/52 (Call 11/15/51)	685	613,411
5.40%, 06/01/33 (Call 03/01/33)	315	307,436
Series E, 6.65%, 02/15/33(a)	479	499,276
Series G, 4.15%, 05/01/49 (Call 11/01/48)(a)	545	407,517
Series H, 3.45%, 01/15/50 (Call 07/15/49)	613	410,656
Series I, 2.10%, 07/01/30 (Call 04/01/30)	1,037	838,170
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	632	597,228
3.15%, 09/15/49 (Call 03/15/49)	255	168,153
3.75%, 12/01/47 (Call 06/01/47)	664	487,277
3.80%, 06/15/49 (Call 12/15/48)	435	320,988
4.00%, 12/01/46 (Call 06/01/46)	470	366,490
4.25%, 09/15/48 (Call 03/15/48)(a)	495	396,320
4.50%, 06/15/52 (Call 12/15/51)	630	526,162
5.40%, 03/15/53 (Call 09/15/52)	705	678,394
Series M, 3.65%, 04/01/50 (Call 10/01/49)	575	414,830
Series N, 2.75%, 08/15/51 (Call 02/15/51)	352	210,654
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,738	1,582,435
2.45%, 01/15/31 (Call 10/15/30)	1,165	940,124
Security	Par (000)	Value

Electric (continued)
3.30%, 07/15/25 (Call 06/15/25)(b)	$875	$835,333
3.95%, 07/15/30 (Call 04/15/30)(b)	859	763,823
5.45%, 06/01/28 (Call 05/01/28)	1,240	1,228,851
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(b)	688	572,385
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	245	236,859
3.00%, 03/15/52 (Call 09/15/51)(a)	760	485,328
3.05%, 03/15/32 (Call 12/15/31)	305	259,366
3.13%, 07/15/51 (Call 01/15/51)	805	520,596
3.45%, 10/01/49 (Call 04/01/49)	644	448,440
3.75%, 09/01/27 (Call 08/01/27)	660	633,276
3.75%, 03/01/45 (Call 09/01/44)	961	728,011
3.85%, 12/01/42(a)	500	393,871
3.94%, 09/01/32 (Call 03/01/32)(a)	597	541,169
4.10%, 01/15/42	330	258,716
4.15%, 08/15/44 (Call 02/15/44)(a)	341	273,096
4.30%, 01/02/46 (Call 07/02/45)(a)	545	439,569
5.50%, 03/15/41	240	227,464
5.70%, 02/15/33(a)	299	298,498
5.85%, 11/15/33 (Call 08/15/33)	300	309,821
6.00%, 03/01/39(a)	761	769,142
6.13%, 05/15/38	235	242,416
Series 11-C, 5.20%, 06/01/41(a)	346	319,400
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	755	592,643
Series A, 4.30%, 07/15/48 (Call 01/15/48).	671	533,497
Series B, 3.70%, 12/01/47 (Call 06/01/47)	636	469,273
Alexander Funding Trust II, 7.47%, 07/31/28 (Call 06/30/28)(b)	960	983,579
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(b)	790	567,582
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(b)	649	552,155
4.25%, 06/15/28 (Call 03/15/28)(a)(b)	665	634,426
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	1,045	899,313
1.95%, 03/15/27 (Call 02/15/27)	895	807,015
3.50%, 01/15/31 (Call 10/15/30)	1,109	980,080
3.65%, 02/15/26 (Call 11/15/25)(a)	692	665,310
5.70%, 12/01/26 (Call 11/01/26)	725	731,333
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)(a)	545	427,711
2.90%, 06/15/51 (Call 12/15/50)(a)	365	230,092
3.25%, 03/01/25 (Call 12/01/24)(a)	410	399,818
3.25%, 03/15/50 (Call 09/15/49)	300	205,608
3.70%, 12/01/47 (Call 06/01/47)	772	584,789
3.80%, 05/15/28 (Call 02/15/28)	475	453,186
3.85%, 09/01/32 (Call 06/01/32)	650	584,733
4.15%, 03/15/46 (Call 09/15/45)	730	581,502
4.30%, 07/01/44 (Call 01/01/44)	213	170,346
4.50%, 03/15/49 (Call 09/15/48)(a)	524	452,557
4.80%, 12/15/43 (Call 06/15/43)	415	356,413
4.95%, 06/01/33 (Call 03/01/33)	535	520,330
5.90%, 12/01/52 (Call 06/01/52)	460	479,792
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	575	475,566
3.20%, 11/13/27 (Call 08/13/27)	648	599,328
3.25%, 03/01/50 (Call 09/01/49)(a)	608	398,935
3.88%, 02/15/62 (Call 11/15/26), (5-year CMT + 2.675%)(d)	390	320,715
5.63%, 03/01/33 (Call 12/01/32)	579	579,996

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.70%, 08/15/25	$125	$125,081
5.75%, 11/01/27 (Call 10/01/27)	316	320,968
5.95%, 11/01/32 (Call 08/01/32)(a)	680	695,456
Series J, 4.30%, 12/01/28 (Call 09/01/28)	787	753,867
Series N, 1.00%, 11/01/25 (Call 10/01/25)	855	783,899
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	712	577,282
5.00%, 09/01/44 (Call 03/01/44)(b)	493	435,864
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	675	653,447
4.40%, 05/15/44 (Call 11/15/43)	557	436,179
4.45%, 06/01/45 (Call 12/01/44)	588	466,230
4.50%, 08/01/32 (Call 05/01/32)	425	390,490
7.00%, 04/01/38	363	397,031
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	615	505,196
Series L, 5.80%, 10/01/35	85	82,427
Series P, 6.70%, 08/15/37(a)	610	636,336
Series X, 3.30%, 06/01/27 (Call 03/01/27)	485	452,101
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	527	413,798
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	565	395,306
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	790	615,522
2.55%, 09/15/26 (Call 06/15/26)	405	374,363
2.60%, 08/15/29 (Call 05/15/29)	605	528,193
2.65%, 09/15/50 (Call 03/15/50)	505	285,199
2.95%, 09/15/27 (Call 06/15/27)(a)	590	548,154
3.15%, 05/15/25 (Call 02/15/25)	447	431,654
3.35%, 05/15/50 (Call 11/15/49)(a)	655	431,725
3.50%, 12/01/49 (Call 06/01/49)	525	343,324
3.75%, 05/15/46 (Call 11/15/45)	670	474,555
4.20%, 08/15/48 (Call 02/15/48)	420	316,863
4.25%, 03/01/49 (Call 09/01/48)	471	352,321
4.35%, 11/15/45 (Call 05/15/45)	365	285,669
4.50%, 04/01/42 (Call 10/01/41)	710	580,991
4.70%, 01/15/44 (Call 07/15/43)	95	75,030
5.05%, 09/01/41 (Call 03/01/41)(a)	340	297,574
5.50%, 09/01/35	395	378,944
5.55%, 08/01/33 (Call 05/01/33)	510	505,169
6.35%, 12/15/32 (Call 09/15/32)	465	486,866
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	545	443,601
4.00%, 10/15/28 (Call 07/15/28)(a)	672	639,843
Ausgrid Finance Pty. Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	175	165,573
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	934	907,554
3.20%, 04/15/25 (Call 03/15/25)	1,093	1,055,199
3.80%, 06/01/29 (Call 03/01/29)	1,194	1,086,430
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)(a)	590	429,460
4.35%, 06/01/48 (Call 12/01/47)	625	490,337
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	500	409,523
2.40%, 08/15/26 (Call 05/15/26)(a)	602	561,514
2.90%, 06/15/50 (Call 12/15/49)	345	216,933
3.20%, 09/15/49 (Call 03/15/49)	474	317,260
3.50%, 08/15/46 (Call 02/15/46)	696	491,340
3.75%, 08/15/47 (Call 02/15/47)(a)	329	243,804
4.25%, 09/15/48 (Call 03/15/48)	600	479,548
4.55%, 06/01/52 (Call 12/01/51)(a)	550	469,391
5.40%, 06/01/53 (Call 12/01/52)	475	454,803
Security	Par (000)	Value

Electric (continued)
6.35%, 10/01/36	$337	$353,977
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	375	297,818
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	200	153,865
2.85%, 05/15/51 (Call 11/15/50)	1,835	1,137,908
3.25%, 04/15/28 (Call 01/15/28)	969	894,039
3.50%, 02/01/25 (Call 11/01/24)	814	795,578
3.70%, 07/15/30 (Call 04/15/30)	1,276	1,156,984
3.80%, 07/15/48 (Call 01/15/48)	973	706,146
4.05%, 04/15/25 (Call 03/15/25)	1,235	1,213,003
4.25%, 10/15/50 (Call 04/15/50)	1,098	848,997
4.45%, 01/15/49 (Call 07/15/48)	1,267	1,020,411
4.50%, 02/01/45 (Call 08/01/44)	969	822,716
4.60%, 05/01/53 (Call 11/01/52)(a)	1,040	849,890
5.15%, 11/15/43 (Call 05/15/43)	908	832,156
5.95%, 05/15/37	474	479,541
6.13%, 04/01/36	1,931	1,984,997
8.48%, 09/15/28	205	235,982
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	720	585,243
3.05%, 10/15/29 (Call 07/15/29)	662	570,488
3.15%, 01/15/27 (Call 07/15/26)	852	790,769
3.88%, 10/15/49 (Call 04/15/49)(a)	515	357,460
3.95%, 01/15/26 (Call 07/15/25)(a)	740	715,898
4.20%, 09/15/46 (Call 03/15/46)(a)	385	287,847
4.35%, 05/01/33 (Call 02/01/33)	509	446,858
5.95%, 03/15/28 (Call 02/15/28)(a)	585	592,198
6.15%, 05/15/34 (Call 02/15/34)(a)	25	24,974
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)(a)	658	500,892
3.60%, 03/01/52 (Call 09/01/51)	445	322,025
3.95%, 03/01/48 (Call 09/01/47)	624	489,814
4.50%, 04/01/44 (Call 10/01/43)(a)	962	819,028
4.95%, 04/01/33 (Call 01/01/33)	250	245,453
5.20%, 10/01/28 (Call 09/01/28)	460	463,973
5.30%, 04/01/53 (Call 10/01/52)	470	458,041
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	355	333,408
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	441	360,116
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	811	518,441
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	495	407,123
Series AF, 3.35%, 04/01/51 (Call 10/01/50)(a)	400	276,058
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	325	275,224
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	600	565,898
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	100	90,145
Series K2, 6.95%, 03/15/33(a)	665	739,117
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	666	619,285
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	922	840,229
2.65%, 06/01/31 (Call 03/01/31)	560	458,935
2.95%, 03/01/30 (Call 12/01/29)(a)	932	800,251
3.70%, 09/01/49 (Call 03/01/49)(a)	860	600,685
5.25%, 08/10/26	490	488,780
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/15/29)	629	536,009
3.74%, 05/01/26 (Call 02/01/26)	907	864,755
4.97%, 05/01/46 (Call 11/01/45)	442	345,322
Cleco Power LLC
6.00%, 12/01/40(a)	370	341,795
6.50%, 12/01/35(a)	377	377,439

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(a)(b)	$345	$317,499
4.55%, 11/15/30 (Call 08/15/30)(b)	985	909,123
5.95%, 12/15/36	767	753,554
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	447	410,568
3.00%, 05/15/26 (Call 02/15/26)	532	501,791
3.45%, 08/15/27 (Call 05/15/27)(a)	725	678,574
3.60%, 11/15/25 (Call 08/15/25)	775	743,778
3.75%, 12/01/50 (Call 12/01/30),
(5-year CMT + 2.900%)(a)(d)	526	389,515
4.70%, 03/31/43 (Call 09/30/42)(a)	582	490,301
4.75%, 06/01/50 (Call 03/01/30),
(5-year CMT + 4.116%)(d)	369	318,703
4.88%, 03/01/44 (Call 09/01/43)(a)	508	448,346
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(b)	280	239,130
3.15%, 01/19/32 (Call 10/19/31)(b)	210	172,523
3.95%, 10/11/27 (Call 07/11/27)(b)	572	536,471
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(b)	385	361,537
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(b)	1,410	1,113,636
3.88%, 07/26/33 (Call 04/26/33)(b)	846	641,255
4.68%, 02/09/51 (Call 08/09/50)(b)	532	342,648
4.69%, 05/15/29 (Call 03/15/29)(b)	1,067	963,227
4.75%, 02/23/27(a)(b)	640	613,424
5.75%, 02/14/42(a)(b)	512	424,902
6.26%, 02/15/52 (Call 08/15/51)(b)	970	783,389
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	742	620,813
2.55%, 06/15/26 (Call 03/15/26)	1,131	1,066,087
3.00%, 03/01/50 (Call 09/01/49)	746	479,024
3.15%, 03/15/32 (Call 12/15/31)	385	330,326
3.65%, 06/15/46 (Call 12/15/45)	844	622,001
3.70%, 08/15/28 (Call 05/15/28)	804	760,195
3.70%, 03/01/45 (Call 09/01/44)	982	738,986
3.80%, 10/01/42 (Call 04/01/42)	389	301,588
4.00%, 03/01/48 (Call 09/01/47)	855	673,611
4.00%, 03/01/49 (Call 09/01/48)(a)	950	741,592
4.35%, 11/15/45 (Call 05/15/45)	445	366,628
4.60%, 08/15/43 (Call 02/15/43)	417	362,855
4.70%, 01/15/44 (Call 07/15/43)(a)	410	356,618
4.90%, 02/01/33 (Call 11/01/32)(a)	245	238,810
5.30%, 02/01/53 (Call 08/01/52)	665	633,887
6.45%, 01/15/38(a)	734	777,029
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	780	721,910
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	806	603,023
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	411	272,250
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	595	391,267
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	350	209,287
Series 133, 3.85%, 03/15/52 (Call 09/15/51)(a)	490	367,515
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	875	690,956
4.30%, 04/15/44 (Call 10/15/43)	590	484,971
4.90%, 07/01/33 (Call 04/01/33)	485	468,856
5.25%, 01/15/53 (Call 07/15/52)(a)	750	710,059
Series A, 0.75%, 12/01/25 (Call 11/01/25)	374	343,128
Series A, 2.05%, 07/01/31 (Call 04/01/31)	66	52,803
Series A, 3.20%, 03/15/27 (Call 12/15/26)	807	762,794
Series A, 4.15%, 06/01/45 (Call 12/01/44)	315	254,356
Security	Par (000)	Value

Electric (continued)
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	$1,007	$834,745
3.20%, 12/01/51 (Call 06/01/51)	550	360,519
3.30%, 12/01/24 (Call 09/01/24)	77	75,175
3.60%, 06/15/61 (Call 12/15/60)(a)	745	507,670
3.70%, 11/15/59 (Call 05/15/59)	1,070	726,996
3.80%, 05/15/28 (Call 02/15/28)(a)	515	491,540
3.85%, 06/15/46 (Call 12/15/45)(a)	824	618,403
3.95%, 03/01/43 (Call 09/01/42)(a)	935	737,345
4.45%, 03/15/44 (Call 09/15/43)	1,109	938,855
4.50%, 12/01/45 (Call 06/01/45)	1,050	872,729
4.50%, 05/15/58 (Call 11/15/57)	704	560,894
4.63%, 12/01/54 (Call 06/01/54)	805	672,726
5.20%, 03/01/33 (Call 12/01/32)(a)	645	640,003
5.50%, 03/15/34 (Call 12/15/33)	750	756,012
5.70%, 06/15/40	415	400,682
5.90%, 11/15/53 (Call 05/15/53)	750	761,755
6.15%, 11/15/52 (Call 05/15/52)(a)	90	94,674
Series 05-A, 5.30%, 03/01/35	619	600,083
Series 06-A, 5.85%, 03/15/36	520	525,011
Series 06-B, 6.20%, 06/15/36	545	565,073
Series 06-E, 5.70%, 12/01/36	610	601,249
Series 07-A, 6.30%, 08/15/37(a)	828	865,230
Series 08-B, 6.75%, 04/01/38	874	953,194
Series 09-C, 5.50%, 12/01/39(a)	638	607,451
Series 12-A, 4.20%, 03/15/42	829	671,898
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	994	748,088
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	1,076	968,625
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	1,185	917,067
Series A, 4.13%, 05/15/49 (Call 11/15/48)	700	542,501
Series B, 2.90%, 12/01/26 (Call 09/01/26)(a)	440	408,445
Series B, 3.13%, 11/15/27 (Call 08/15/27)	462	430,299
Series C, 3.00%, 12/01/60 (Call 06/01/60)	515	300,079
Series C, 4.00%, 11/15/57 (Call 05/15/57)(a)	300	221,888
Series C, 4.30%, 12/01/56 (Call 06/01/56)	641	493,868
Series D, 4.00%, 12/01/28 (Call 09/01/28)	240	228,692
Series E, 4.65%, 12/01/48 (Call 06/01/48)(a)	773	652,269
Consorcio Transmantaro SA
4.70%, 04/16/34(b)	945	857,597
5.20%, 04/11/38 (Call 01/11/38)(b)	345	311,350
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	1,371	1,322,608
5.60%, 03/01/28 (Call 02/01/28)	680	684,786
5.60%, 06/15/42 (Call 12/15/41)	740	691,801
5.80%, 03/01/33 (Call 12/01/32)	660	663,831
6.13%, 01/15/34 (Call 10/15/33)	840	862,160
6.25%, 10/01/39	815	820,218
6.50%, 10/01/53 (Call 04/01/53)	360	376,401
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)(a)	395	215,741
3.10%, 08/15/50 (Call 02/15/50)(a)	950	641,428
3.25%, 08/15/46 (Call 02/15/46)(a)	440	312,801
3.50%, 08/01/51 (Call 02/01/51)	855	611,797
3.60%, 08/15/32 (Call 02/15/32)(a)	350	310,517
3.75%, 02/15/50 (Call 08/15/49)	558	416,741
3.80%, 11/15/28 (Call 08/15/28)(a)	661	621,971
3.95%, 05/15/43 (Call 11/15/42)	530	423,194
3.95%, 07/15/47 (Call 01/15/47)	525	413,330
4.05%, 05/15/48 (Call 11/15/47)(a)	705	563,381
4.10%, 11/15/45 (Call 05/15/45)	45	35,138
4.20%, 09/01/52 (Call 03/01/52)	255	206,184

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.35%, 04/15/49 (Call 10/15/48)	$631	$526,399
4.35%, 08/31/64 (Call 02/28/64)	195	148,619
4.63%, 05/15/33 (Call 11/15/32)(a)	1,005	960,108
4.65%, 03/01/28 (Call 01/01/28)	685	674,751
4.90%, 02/15/29 (Call 12/15/28)	525	521,774
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	575	417,474
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)(a)	175	133,316
4.15%, 05/15/45 (Call 11/15/44)	486	376,257
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	349	338,662
4.25%, 06/01/28 (Call 03/01/28)(a)	698	666,782
4.70%, 12/01/44 (Call 06/01/44)	645	531,505
4.85%, 08/15/52 (Call 02/15/52)	820	688,715
5.38%, 11/15/32 (Call 08/15/32)(a)	955	942,934
7.00%, 06/15/38	646	690,674
Series A, 1.45%, 04/15/26 (Call 03/15/26)	993	907,836
Series A, 3.30%, 03/15/25 (Call 02/15/25)	783	760,205
Series A, 4.60%, 03/15/49 (Call 09/15/48)	359	294,448
Series B, 3.30%, 04/15/41 (Call 10/15/40)	970	693,744
Series B, 3.60%, 03/15/27 (Call 01/15/27)	450	425,879
Series B, 5.95%, 06/15/35	890	897,049
Series C, 2.25%, 08/15/31 (Call 05/15/31)	1,075	853,541
Series C, 3.38%, 04/01/30 (Call 01/01/30)	1,561	1,388,097
Series C, 4.05%, 09/15/42 (Call 03/15/42)(a)	669	507,235
Series C, 4.90%, 08/01/41 (Call 02/01/41)	701	605,611
Series D, 2.85%, 08/15/26 (Call 05/15/26)	794	738,317
Series E, 6.30%, 03/15/33	390	400,260
Series F, 5.25%, 08/01/33 (Call 02/01/24)	679	657,871
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)(a)	807	688,654
5.10%, 06/01/65 (Call 12/01/64)	325	287,089
5.30%, 05/15/33	630	623,378
5.45%, 02/01/41 (Call 08/01/40)	485	462,996
6.05%, 01/15/38(a)	681	701,455
6.25%, 10/15/53 (Call 04/15/53)	195	207,945
6.63%, 02/01/32(a)	542	589,189
Series A, 2.30%, 12/01/31 (Call 09/01/31)	430	344,490
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	489	412,387
2.95%, 03/01/50 (Call 09/01/49)	505	323,286
3.38%, 03/01/25 (Call 12/01/24)	372	362,945
3.70%, 03/15/45 (Call 09/15/44)	548	416,128
3.70%, 06/01/46 (Call 12/01/45)	639	472,924
3.75%, 08/15/47 (Call 02/15/47)	1,077	805,454
3.95%, 06/15/42 (Call 12/15/41)(a)	359	275,905
3.95%, 03/01/49 (Call 09/01/48)	694	539,193
4.30%, 07/01/44 (Call 01/01/44)	430	357,706
5.20%, 04/01/33 (Call 01/01/33)	710	705,602
5.40%, 04/01/53 (Call 10/01/52)	750	728,960
5.70%, 10/01/37(a)	176	170,898
Series A, 1.90%, 04/01/28 (Call 02/01/28)	620	544,370
Series A, 3.00%, 03/01/32 (Call 12/01/31)	845	717,343
Series A, 4.00%, 04/01/43 (Call 10/01/42)	378	303,366
Series A, 4.05%, 05/15/48 (Call 11/15/47)	620	485,778
Series A, 6.63%, 06/01/36(a)	130	139,244
Series B, 3.25%, 04/01/51 (Call 10/01/50)	467	312,205
Series B, 3.65%, 03/01/52 (Call 09/01/51)	277	200,176
Series C, 2.63%, 03/01/31 (Call 12/01/30)	773	652,750
Security	Par (000)	Value

Electric (continued)
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	$1,160	$1,081,890
2.95%, 03/01/30 (Call 12/01/29)	669	569,950
4.88%, 06/01/28 (Call 05/01/28)	680	666,692
Series C, 3.40%, 06/15/29 (Call 03/15/29)	1,003	899,149
Series F, 1.05%, 06/01/25 (Call 05/01/25)	968	903,407
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	736	637,491
2.45%, 02/01/30 (Call 11/01/29)(a)	523	446,027
2.55%, 04/15/31 (Call 01/15/31)	537	447,737
2.85%, 03/15/32 (Call 12/15/31)	505	422,384
2.95%, 12/01/26 (Call 09/01/26)	901	851,206
3.20%, 08/15/49 (Call 02/15/49)	974	652,375
3.45%, 04/15/51 (Call 10/15/50)	390	271,120
3.55%, 03/15/52 (Call 09/15/51)	797	564,259
3.70%, 12/01/47 (Call 06/01/47)	787	574,481
3.75%, 06/01/45 (Call 12/01/44)	729	542,714
3.88%, 03/15/46 (Call 09/15/45)	653	493,288
3.95%, 11/15/28 (Call 08/15/28)	912	869,647
3.95%, 03/15/48 (Call 09/15/47)	659	503,916
4.00%, 09/30/42 (Call 03/30/42)	682	545,397
4.25%, 12/15/41 (Call 06/15/41)	875	726,939
4.95%, 01/15/33 (Call 10/15/32)	1,335	1,308,155
5.30%, 02/15/40	682	648,841
5.35%, 01/15/53 (Call 07/15/52)	990	938,095
5.40%, 01/15/54 (Call 07/15/53)	396	376,666
6.00%, 01/15/38	712	735,065
6.05%, 04/15/38	897	927,117
6.10%, 06/01/37	561	577,682
6.45%, 10/15/32	640	676,690
Series A, 6.00%, 12/01/28	792	819,073
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,114	1,027,224
2.45%, 06/01/30 (Call 03/01/30)(a)	948	795,579
2.55%, 06/15/31 (Call 03/15/31)	1,174	958,593
2.65%, 09/01/26 (Call 06/01/26)	1,712	1,593,352
3.15%, 08/15/27 (Call 05/15/27)	1,047	971,275
3.25%, 01/15/82 (Call 10/15/26),
(5-year CMT + 2.321%)(d)	459	343,734
3.30%, 06/15/41 (Call 12/15/40)	1,019	731,141
3.40%, 06/15/29 (Call 03/15/29)	670	609,753
3.50%, 06/15/51 (Call 12/15/50)	999	678,663
3.75%, 09/01/46 (Call 03/01/46)	800	579,126
3.95%, 08/15/47 (Call 02/15/47)	741	544,956
4.20%, 06/15/49 (Call 12/15/48)	830	630,176
4.30%, 03/15/28 (Call 02/15/28)	1,255	1,209,168
4.80%, 12/15/45 (Call 06/15/45)(a)	657	559,529
5.00%, 12/08/25	508	504,539
5.00%, 12/08/27 (Call 11/08/27)	770	761,898
5.00%, 08/15/52 (Call 02/15/52)	1,390	1,209,863
5.75%, 09/15/33 (Call 06/15/33)	890	902,239
6.10%, 09/15/53 (Call 03/15/53)	920	934,464
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	530	427,498
2.40%, 12/15/31 (Call 09/15/31)	772	625,167
2.50%, 12/01/29 (Call 09/01/29)(a)	696	603,782
3.00%, 12/15/51 (Call 06/15/51)(a)	520	330,890
3.20%, 01/15/27 (Call 10/15/26)	957	906,814
3.40%, 10/01/46 (Call 04/01/46)	714	493,499
3.80%, 07/15/28 (Call 04/15/28)	653	620,455
3.85%, 11/15/42 (Call 05/15/42)	582	449,837

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.20%, 07/15/48 (Call 01/15/48)	$627	$498,645
5.65%, 04/01/40	650	635,371
5.88%, 11/15/33 (Call 08/15/33)	315	325,856
5.95%, 11/15/52 (Call 05/15/52)	679	696,481
6.20%, 11/15/53 (Call 05/15/53)	475	504,172
6.35%, 09/15/37(a)	839	884,429
6.40%, 06/15/38	868	921,007
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	795	475,095
3.75%, 05/15/46 (Call 11/15/45)(a)	529	392,697
5.40%, 04/01/53 (Call 10/01/52)	645	609,971
6.12%, 10/15/35	499	510,549
6.35%, 08/15/38	592	624,646
6.45%, 04/01/39	444	470,980
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	155	125,030
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	405	359,388
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	562	373,411
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	674	555,178
3.65%, 02/01/29 (Call 11/01/28)	589	549,738
3.70%, 06/15/46 (Call 12/15/45)	350	253,939
4.30%, 02/01/49 (Call 08/01/48)	564	446,114
5.25%, 04/01/33 (Call 01/01/33)	450	446,578
5.65%, 04/01/53 (Call 10/01/52)	435	425,985
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	1,005	797,107
2.50%, 08/15/50 (Call 02/15/50)	637	362,950
2.90%, 08/15/51 (Call 02/15/51)	487	300,215
3.25%, 08/15/25 (Call 05/15/25)(a)	604	584,947
3.40%, 04/01/32 (Call 01/01/32)	255	222,214
3.45%, 03/15/29 (Call 12/15/28)	549	509,175
3.60%, 09/15/47 (Call 03/15/47)	886	634,208
3.70%, 09/01/28 (Call 06/01/28)(a)	586	555,518
3.70%, 10/15/46 (Call 04/15/46)	641	464,240
4.00%, 04/01/52 (Call 10/01/51)	480	363,879
4.10%, 05/15/42 (Call 11/15/41)	744	603,942
4.10%, 03/15/43 (Call 09/15/42)	494	394,340
4.15%, 12/01/44 (Call 06/01/44)	697	553,221
4.20%, 08/15/45 (Call 02/15/45)	909	727,122
4.38%, 03/30/44 (Call 09/30/43)	468	384,273
5.25%, 03/15/33 (Call 12/15/32)	575	571,399
5.35%, 03/15/53 (Call 09/15/52)	645	606,207
6.30%, 04/01/38(a)	675	706,939
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	577	465,488
2.78%, 01/07/32 (Call 10/07/31)(b)	690	525,516
3.62%, 08/01/27 (Call 05/01/27)(b)	564	514,606
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	1,570	1,647,099
Edison International
4.13%, 03/15/28 (Call 12/15/27)	830	779,921
4.70%, 08/15/25(a)	560	547,558
4.95%, 04/15/25 (Call 03/15/25)	579	570,915
5.25%, 11/15/28 (Call 10/15/28)	245	241,195
5.75%, 06/15/27 (Call 04/15/27)	761	765,323
6.95%, 11/15/29 (Call 09/15/29)	775	820,298
EDP Finance BV
1.71%, 01/24/28(b)	1,277	1,107,995
6.30%, 10/11/27(b)	985	1,013,779
Security	Par (000)	Value

Electric (continued)
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	$489	$394,718
6.00%, 05/15/35	694	675,157
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	1,242	1,203,947
4.50%, 09/21/28 (Call 06/21/28)(a)(b)	1,453	1,390,879
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	392	347,944
4.88%, 09/21/38 (Call 03/21/38)(b)	585	497,082
4.88%, 01/22/44(a)(b)	811	660,637
4.95%, 10/13/45 (Call 04/13/45)(a)(b)	969	792,451
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	2,719	2,216,995
5.25%, 10/13/55 (Call 04/13/55)(b)	260	206,766
5.60%, 01/27/40(a)(b)	863	806,769
5.70%, 05/23/28 (Call 04/23/28)(b)	580	586,411
6.00%, 01/22/2114(b)	662	575,154
6.25%, 05/23/33 (Call 02/23/33)(b)	650	671,378
6.90%, 05/23/53 (Call 11/23/52)(b)	1,580	1,628,552
6.95%, 01/26/39(a)(b)	1,644	1,751,931
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(b)	215	204,311
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)	665	524,714
3.55%, 06/15/26 (Call 03/15/26)	1,380	1,320,947
4.75%, 06/15/46 (Call 12/15/45)	1,671	1,284,768
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(b)	330	235,538
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	784	750,954
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	1,256	1,207,503
Enel Finance America LLC
2.88%, 07/12/41 (Call 01/12/41)(a)(b)	920	581,152
7.10%, 10/14/27 (Call 09/14/27)(b)	1,265	1,323,447
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	1,680	1,505,509
1.88%, 07/12/28 (Call 05/12/28)(b)	1,405	1,192,964
2.25%, 07/12/31 (Call 04/12/31)(b)	1,616	1,258,241
3.50%, 04/06/28(b)	1,705	1,564,606
3.63%, 05/25/27(a)(b)	920	866,348
4.25%, 06/15/25(b)	330	322,460
4.63%, 06/15/27 (Call 05/15/27)(b)	1,205	1,166,523
4.75%, 05/25/47(a)(b)	1,375	1,108,683
4.88%, 06/14/29(a)(b)	1,105	1,061,460
5.00%, 06/15/32 (Call 03/15/32)(b)	1,435	1,346,423
5.50%, 06/15/52 (Call 12/15/51)(b)	1,393	1,222,464
6.00%, 10/07/39(b)	2,102	2,010,655
6.80%, 10/14/25(b)	365	371,588
6.80%, 09/15/37(b)	1,015	1,053,872
7.50%, 10/14/32 (Call 07/14/32)(b)	1,120	1,228,806
7.75%, 10/14/52 (Call 04/14/52)(b)	1,315	1,514,535
Engie Energia Chile SA
3.40%, 01/28/30 (Call 10/28/29)(b)	140	118,486
4.50%, 01/29/25(b)	320	310,496
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	1,025	588,359
3.35%, 06/15/52 (Call 12/15/51)	627	416,744
3.50%, 04/01/26 (Call 01/01/26)	873	840,582
4.00%, 06/01/28 (Call 03/01/28)(a)	415	395,435
4.20%, 04/01/49 (Call 10/01/48)(a)	690	545,155
4.95%, 12/15/44 (Call 12/15/24)	386	326,452
5.15%, 01/15/33 (Call 10/15/32)	630	615,240
5.30%, 09/15/33 (Call 06/15/33)	150	147,481

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	$1,192	$1,095,913
1.90%, 06/15/28 (Call 04/15/28)(a)	840	723,724
2.40%, 06/15/31 (Call 03/05/31)	1,004	804,453
2.80%, 06/15/30 (Call 03/15/30)(a)	711	604,173
2.95%, 09/01/26 (Call 06/01/26)	1,086	1,015,549
3.75%, 06/15/50 (Call 12/15/49)	988	689,478
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	666	514,119
2.35%, 06/15/32 (Call 03/15/32)	669	529,273
2.40%, 10/01/26 (Call 07/01/26)	784	722,737
2.90%, 03/15/51 (Call 09/15/50)(a)	1,213	744,259
3.05%, 06/01/31 (Call 03/01/31)	623	527,818
3.10%, 06/15/41 (Call 12/15/40)(a)	150	105,941
3.12%, 09/01/27 (Call 06/01/27)	766	711,775
3.25%, 04/01/28 (Call 01/01/28)	694	638,669
4.00%, 03/15/33 (Call 12/15/32)	619	552,802
4.20%, 09/01/48 (Call 03/01/48)	1,126	881,252
4.20%, 04/01/50 (Call 10/01/49)	790	618,339
4.44%, 01/15/26 (Call 10/15/25)(a)	5	4,928
4.75%, 09/15/52 (Call 03/15/52)	620	527,290
4.95%, 01/15/45 (Call 01/15/25)	589	505,928
5.59%, 10/01/24(a)	141	140,556
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	680	613,803
3.50%, 06/01/51 (Call 12/01/50)(a)	240	164,512
3.85%, 06/01/49 (Call 12/01/48)	477	350,579
5.00%, 09/01/33 (Call 06/01/33)	200	192,903
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	748	582,666
3.55%, 09/30/49 (Call 03/30/49)	637	442,412
4.00%, 03/30/29 (Call 12/30/28)(a)	375	351,266
4.50%, 03/30/39 (Call 09/30/38)	701	601,468
5.00%, 09/15/52 (Call 03/15/52)(a)	315	276,391
5.15%, 06/01/45 (Call 06/01/25)(a)	223	197,565
5.80%, 09/01/53 (Call 03/01/53)(a)	480	476,100
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	144	125,604
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	90	84,087
3.10%, 04/01/27 (Call 01/01/27)	535	501,462
3.25%, 12/01/25 (Call 09/01/25)	884	847,331
3.25%, 09/01/49 (Call 03/01/49)	585	383,166
3.45%, 04/15/50 (Call 10/15/49)	360	246,514
4.10%, 04/01/43 (Call 10/01/42)(a)	442	347,804
4.13%, 03/01/42 (Call 09/01/41)	660	525,437
4.25%, 12/01/45 (Call 06/01/45)	821	647,321
4.63%, 09/01/43 (Call 03/01/43)(a)	296	240,197
5.70%, 03/15/53 (Call 09/15/52)	415	402,599
5.90%, 11/15/33 (Call 08/15/33)	350	357,947
Evergy Kansas South Inc., 4.30%, 07/15/44 (Call 01/15/44)(b)	35	26,823
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)(a)	165	160,063
4.20%, 06/15/47 (Call 12/15/46)	415	326,981
4.20%, 03/15/48 (Call 09/15/47)	497	388,053
4.95%, 04/15/33 (Call 01/15/33)	545	523,485
5.30%, 10/01/41 (Call 04/01/41)(a)	659	616,878
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)(a)	467	355,450
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	554	457,096
Series B, 6.05%, 11/15/35(a)	74	74,267
Security	Par (000)	Value

Electric (continued)
Evergy Missouri West Inc.
3.75%, 03/15/32 (Call 12/15/31)(b)	$357	$306,775
5.15%, 12/15/27 (Call 11/15/27)(b)	650	641,799
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	65	53,039
2.90%, 03/01/27 (Call 02/01/27)	1,217	1,125,726
3.35%, 03/15/26 (Call 12/15/25)	530	504,496
3.38%, 03/01/32 (Call 12/01/31)	700	596,922
3.45%, 01/15/50 (Call 07/15/49)	865	585,938
4.60%, 07/01/27 (Call 06/01/27)	15	14,613
4.75%, 05/15/26	395	387,916
5.13%, 05/15/33 (Call 02/15/33)	610	588,486
5.45%, 03/01/28 (Call 02/01/28)	1,525	1,526,569
5.95%, 02/01/29 (Call 01/01/29)	875	891,903
Series H, 3.15%, 01/15/25 (Call 10/15/24)(a)	286	278,001
Series M, 3.30%, 01/15/28 (Call 10/15/27)	460	425,505
Series O, 4.25%, 04/01/29 (Call 01/01/29)	639	603,947
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	621	571,596
Series R, 1.65%, 08/15/30 (Call 05/15/30)	612	479,443
Series U, 1.40%, 08/15/26 (Call 07/15/26)	570	512,164
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	485	450,396
3.35%, 03/15/32 (Call 12/15/31)	585	500,824
3.40%, 04/15/26 (Call 01/15/26)	786	753,477
3.95%, 06/15/25 (Call 03/15/25)	883	861,201
4.05%, 04/15/30 (Call 01/15/30)	1,192	1,105,803
4.10%, 03/15/52 (Call 09/15/51)(a)	885	675,867
4.45%, 04/15/46 (Call 10/15/45)(a)	1,172	954,387
4.70%, 04/15/50 (Call 10/15/49)	823	695,417
4.95%, 06/15/35 (Call 12/15/34)	262	241,331
5.10%, 06/15/45 (Call 12/15/44)	982	879,379
5.15%, 03/15/28 (Call 02/15/28)	795	793,907
5.30%, 03/15/33 (Call 12/15/32)	845	833,226
5.60%, 03/15/53 (Call 09/15/52)	910	871,857
5.63%, 06/15/35	1,435	1,426,632
7.60%, 04/01/32	820	898,881
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)(a)	1,161	1,088,078
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(b)	690	587,764
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(b)	1,210	1,114,300
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(a)(b)	879	777,252
4.35%, 01/15/25 (Call 10/15/24)(b)	904	889,257
4.55%, 04/01/49 (Call 10/01/48)(b)	680	549,542
5.45%, 07/15/44 (Call 01/15/44)(b)	565	511,660
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	1,982	1,628,661
2.85%, 04/01/25 (Call 03/01/25)(a)	1,852	1,795,172
2.88%, 12/04/51 (Call 06/04/51)	1,304	831,398
3.13%, 12/01/25 (Call 06/01/25)	1,297	1,247,681
3.15%, 10/01/49 (Call 04/01/49)	898	607,398
3.70%, 12/01/47 (Call 06/01/47)	1,109	836,387
3.80%, 12/15/42 (Call 06/15/42)(a)	387	310,581
3.95%, 03/01/48 (Call 09/01/47)	1,380	1,092,391
3.99%, 03/01/49 (Call 09/01/48)	725	572,719
4.05%, 06/01/42 (Call 12/01/41)	645	531,317
4.05%, 10/01/44 (Call 04/01/44)	735	597,258
4.13%, 02/01/42 (Call 08/01/41)	740	624,917
4.13%, 06/01/48 (Call 12/01/47)	507	410,203

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.40%, 05/15/28 (Call 03/15/28)	$560	$546,504
4.45%, 05/15/26 (Call 04/15/26)	515	509,390
4.63%, 05/15/30 (Call 03/15/30)	645	630,604
4.80%, 05/15/33 (Call 02/15/33)(a)	795	770,734
4.95%, 06/01/35	960	921,674
5.05%, 04/01/28 (Call 03/01/28)	550	550,929
5.10%, 04/01/33 (Call 01/01/33)	1,085	1,076,598
5.13%, 06/01/41 (Call 12/01/40)(a)	260	238,386
5.25%, 02/01/41 (Call 08/01/40)	650	627,028
5.30%, 04/01/53 (Call 10/01/52)(a)	940	914,905
5.63%, 04/01/34	87	89,292
5.65%, 02/01/37	745	754,009
5.69%, 03/01/40	950	966,784
5.95%, 10/01/33	660	682,906
5.95%, 02/01/38	1,020	1,057,819
5.96%, 04/01/39(a)	585	609,353
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,560	1,458,822
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)(a)	365	348,011
3.25%, 03/30/27 (Call 12/30/26)(a)	530	499,075
4.30%, 03/15/42	1,148	952,968
4.30%, 03/15/43	872	710,811
4.65%, 05/16/28 (Call 03/16/28)	635	623,544
4.70%, 05/15/32 (Call 02/15/32)	1,145	1,095,954
4.95%, 05/17/33 (Call 11/17/32)	945	914,580
5.13%, 05/15/52 (Call 11/15/51)	1,030	945,138
5.40%, 06/01/40(a)	244	224,076
Series 10-C, 4.75%, 09/01/40	734	645,515
Series A, 3.25%, 03/15/51 (Call 09/15/50)	965	641,760
Series B, 2.65%, 09/15/29 (Call 06/15/29)	983	859,759
Series B, 3.70%, 01/30/50 (Call 07/30/49)	232	169,240
Great River Energy, 6.25%, 07/01/38(b)	318	326,145
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	220	206,942
Iberdrola International BV
5.81%, 03/15/25	545	546,703
6.75%, 07/15/36(a)	1,025	1,117,250
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)(a)	75	52,459
5.50%, 03/15/53 (Call 09/15/52)	485	462,580
5.80%, 04/01/54 (Call 10/01/53)	190	188,790
Series K, 4.20%, 03/01/48 (Call 09/01/47)	645	510,645
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)(a)	390	255,720
3.85%, 05/15/28 (Call 02/15/28)(a)	255	242,187
4.25%, 08/15/48 (Call 02/15/48)	570	446,817
5.63%, 04/01/53 (Call 10/01/52)	730	712,789
6.05%, 03/15/37	425	436,410
Series K, 4.55%, 03/15/46 (Call 09/15/45)	505	420,002
Series L, 3.75%, 07/01/47 (Call 01/01/47)	437	314,177
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	525	399,092
4.70%, 09/01/45 (Call 03/01/45)(b)	390	312,743
5.65%, 12/01/32 (Call 09/01/32)(a)(b)	535	536,979
Infraestructura Energetica Nova SAB de CV
3.75%, 01/14/28(b)	125	114,954
4.75%, 01/15/51 (Call 07/15/50)(a)(b)	450	324,566
4.88%, 01/14/48(a)(b)	487	355,008
Interchile SA, 4.50%, 06/30/56(b)	1,225	959,348
Security	Par (000)	Value

Electric (continued)
Interconexion Electrica SA ESP, 3.83%, 11/26/33 (Call 08/26/33)(b)	$184	$149,645
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	649	531,960
3.10%, 11/30/51 (Call 05/30/51)	165	102,558
3.25%, 12/01/24 (Call 09/01/24)(a)	595	580,331
3.40%, 08/15/25 (Call 05/15/25)	320	308,068
3.50%, 09/30/49 (Call 03/30/49)(a)	600	411,753
3.60%, 04/01/29 (Call 01/01/29)	264	243,119
3.70%, 09/15/46 (Call 03/15/46)(a)	390	273,442
4.10%, 09/26/28 (Call 06/26/28)	685	651,521
4.70%, 10/15/43 (Call 04/15/43)(a)	372	302,447
5.70%, 10/15/33 (Call 07/15/33)	350	351,067
6.25%, 07/15/39(a)	486	494,196
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	615	549,691
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)	1,470	1,335,607
7.75%, 12/15/27(b)	100	104,037
ITC Holdings Corp.
2.95%, 05/14/30 (Call 04/14/30)(b)	972	828,706
3.25%, 06/30/26 (Call 03/30/26)	860	817,832
3.35%, 11/15/27 (Call 08/15/27)	1,002	931,968
4.95%, 09/22/27 (Call 08/22/27)(b)	1,055	1,040,965
5.30%, 07/01/43 (Call 01/01/43)	850	769,347
5.40%, 06/01/33 (Call 03/01/33)(b)	465	455,367
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(b)	450	364,198
4.30%, 01/15/26 (Call 10/15/25)(b)	1,315	1,274,522
6.15%, 06/01/37(a)	183	185,110
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(b)	660	616,343
Kentucky Power Co., 7.00%, 11/15/33 (Call 08/15/33)(b)	450	464,501
Kentucky Utilities Co.
3.30%, 10/01/25 (Call 07/01/25)	690	664,516
3.30%, 06/01/50 (Call 12/01/49)	1,060	707,800
4.38%, 10/01/45 (Call 04/01/45)	702	563,588
5.13%, 11/01/40 (Call 05/01/40)	1,080	986,073
5.45%, 04/15/33 (Call 01/15/33)	290	290,037
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	269	223,622
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(b)	1,360	1,289,674
3.60%, 05/06/25(a)(b)	135	131,543
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(a)(b)	520	471,513
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(a)(b)	1,293	1,016,411
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	463	431,370
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	517	406,421
4.38%, 10/01/45 (Call 04/01/45)	838	671,501
4.65%, 11/15/43 (Call 05/15/43)(a)	435	359,351
5.13%, 11/15/40 (Call 05/01/40)(a)	355	314,314
5.45%, 04/15/33 (Call 01/15/33)	290	290,876
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	161	155,608
Majapahit Holding BV, 7.88%, 06/29/37(b)	145	162,415
Massachusetts Electric Co.
1.73%, 11/24/30 (Call 08/24/30)(a)(b)	549	421,905
4.00%, 08/15/46 (Call 02/15/46)(b)	550	388,092
5.90%, 11/15/39(b)	705	680,870

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Metropolitan Edison Co.
4.00%, 04/15/25(b)	$185	$178,493
4.30%, 01/15/29 (Call 10/15/28)(a)(b)	756	716,142
5.20%, 04/01/28 (Call 03/01/28)(b)	285	281,380
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	193	184,472
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)(a)	810	486,000
3.10%, 05/01/27 (Call 02/01/27)	663	622,723
3.15%, 04/15/50 (Call 10/15/49)	1,445	958,593
3.65%, 04/15/29 (Call 01/15/29)	1,302	1,210,986
3.65%, 08/01/48 (Call 02/01/48)	782	574,489
3.95%, 08/01/47 (Call 02/01/47)	835	645,033
4.25%, 05/01/46 (Call 11/01/45)	536	437,645
4.25%, 07/15/49 (Call 01/15/49)	1,277	1,035,524
4.40%, 10/15/44 (Call 04/15/44)	3	2,504
4.80%, 09/15/43 (Call 03/15/43)	573	508,720
5.35%, 01/15/34 (Call 10/15/33)(a)	425	429,803
5.75%, 11/01/35	305	314,423
5.80%, 10/15/36	955	976,696
5.85%, 09/15/54 (Call 03/15/54)	245	250,593
6.75%, 12/30/31	1,105	1,214,442
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	48	45,413
Minejesa Capital BV
4.63%, 08/10/30(a)(b)	889	825,659
5.63%, 08/10/37(b)	405	330,093
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	949	897,899
Series 12-A, 4.25%, 03/15/42	723	577,089
Series B, 3.10%, 07/30/51 (Call 01/30/51)(a)	416	255,514
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(b)	825	774,686
5.40%, 12/15/43 (Call 06/15/43)(b)	770	703,898
5.85%, 02/15/34 (Call 11/15/33)(b)	370	371,401
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(a)(b)	1,017	901,865
3.92%, 08/01/28 (Call 05/01/28)(b)	215	204,373
4.17%, 12/10/42(b)	410	310,985
5.64%, 03/15/40(b)	261	249,504
National Grid PLC
5.60%, 06/12/28 (Call 05/12/28)	360	362,938
5.81%, 06/12/33 (Call 03/12/33)	405	406,549
National Grid USA
5.80%, 04/01/35	420	407,488
8.00%, 11/15/30	125	139,186
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	1,025	925,459
1.35%, 03/15/31 (Call 12/15/30)	539	405,570
1.65%, 06/15/31 (Call 03/15/31)	763	584,767
1.88%, 02/07/25	680	651,799
2.40%, 03/15/30 (Call 12/15/29)	510	428,578
2.75%, 04/15/32 (Call 01/15/32)	310	253,918
2.85%, 01/27/25 (Call 10/27/24)	307	298,005
3.05%, 04/25/27 (Call 01/25/27)(a)	695	648,115
3.25%, 11/01/25 (Call 08/01/25)	388	373,441
3.40%, 02/07/28 (Call 11/07/27)	446	416,364
3.45%, 06/15/25(a)	640	621,793
3.70%, 03/15/29 (Call 12/15/28)(a)	592	547,906
3.90%, 11/01/28 (Call 08/01/28)	674	636,526
4.02%, 11/01/32 (Call 05/01/32)	326	292,399
Security	Par (000)	Value

Electric (continued)
4.15%, 12/15/32 (Call 09/15/32)(a)	$602	$548,729
4.30%, 03/15/49 (Call 09/15/48)	438	354,496
4.40%, 11/01/48 (Call 05/01/48)	595	483,889
4.45%, 03/13/26 (Call 02/13/26)	275	270,769
4.80%, 03/15/28 (Call 02/15/28)	970	960,003
5.05%, 09/15/28 (Call 08/15/28)	795	797,241
5.25%, 04/20/46 (Call 04/20/26),
(3-mo. LIBOR US + 3.630%)(a)(d)	318	302,965
5.45%, 10/30/25	380	381,338
5.60%, 11/13/26 (Call 10/13/26)(a)	350	354,812
5.80%, 01/15/33 (Call 07/15/32)	930	947,941
Series C, 8.00%, 03/01/32	785	907,416
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	542	503,921
5.45%, 05/15/41 (Call 11/15/40)	230	213,943
5.90%, 05/01/53 (Call 11/01/52)	325	324,404
6.00%, 03/15/54 (Call 09/15/53)(a)	600	609,098
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	714	662,254
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	576	480,104
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	440	278,444
Series N, 6.65%, 04/01/36	730	770,346
Series R, 6.75%, 07/01/37	200	216,392
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	515	304,946
3.80%, 12/05/47 (Call 06/05/47)(a)(b)	415	305,144
5.94%, 11/25/52 (Call 05/25/52)(b)	430	417,182
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(a)(b)	930	720,460
3.25%, 12/01/26 (Call 09/01/26)(b)	307	285,912
3.30%, 09/15/49 (Call 03/15/49)(b)	586	367,086
5.65%, 08/15/28 (Call 07/15/28)(b)	225	226,395
5.85%, 08/15/33 (Call 05/15/33)(a)(b)	245	247,713
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	1,295	1,167,307
1.90%, 06/15/28 (Call 04/15/28)	812	700,947
2.25%, 06/01/30 (Call 03/01/30)	2,107	1,737,087
2.44%, 01/15/32 (Call 10/15/31)	1,414	1,132,979
2.75%, 11/01/29 (Call 08/01/29)	1,440	1,255,094
3.00%, 01/15/52 (Call 07/15/51)	725	446,001
3.50%, 04/01/29 (Call 01/01/29)	835	762,656
3.55%, 05/01/27 (Call 02/01/27)	1,440	1,363,354
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(d)	477	395,767
4.45%, 06/20/25	1,125	1,106,453
4.63%, 07/15/27 (Call 06/15/27)	1,510	1,480,160
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(d)	536	456,205
4.90%, 02/28/28 (Call 01/28/28)	1,815	1,789,130
5.00%, 02/28/30 (Call 12/28/29)	920	900,865
5.00%, 07/15/32 (Call 04/15/32)(a)	985	950,862
5.05%, 02/28/33 (Call 11/28/32)(a)	1,045	1,010,301
5.25%, 02/28/53 (Call 08/28/52)	1,320	1,201,543
5.65%, 05/01/79 (Call 05/01/29),
(3-mo. LIBOR US + 3.156%)(d)	766	681,175
5.75%, 09/01/25(a)	500	500,307
6.05%, 03/01/25	100	100,360
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	926	739,553
2.76%, 01/10/32 (Call 10/10/31)(b)	635	512,946
3.03%, 06/27/50 (Call 12/27/49)(b)	445	269,603
4.12%, 11/28/42(b)	305	233,879

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.28%, 12/15/28 (Call 09/15/28)(b)	$433	$410,995
4.28%, 10/01/34 (Call 04/01/34)(b)	146	127,547
5.78%, 09/16/52 (Call 03/16/52)(b)	840	799,596
Northern States Power Co./MN
2.25%, 04/01/31 (Call 11/01/30)	410	336,033
2.60%, 06/01/51 (Call 12/01/50)	507	300,469
2.90%, 03/01/50 (Call 09/01/49)(a)	751	478,450
3.20%, 04/01/52 (Call 10/01/51)	337	224,146
3.40%, 08/15/42 (Call 02/15/42)	436	323,027
3.60%, 05/15/46 (Call 11/15/45)	399	291,616
3.60%, 09/15/47 (Call 03/15/47)	626	458,179
4.00%, 08/15/45 (Call 02/15/45)	516	395,792
4.13%, 05/15/44 (Call 11/15/43)(a)	432	349,694
4.50%, 06/01/52 (Call 12/01/51)	565	478,377
4.85%, 08/15/40 (Call 02/15/40)(a)	396	346,828
5.10%, 05/15/53 (Call 11/15/52)	550	514,356
5.25%, 07/15/35	195	191,235
5.35%, 11/01/39	410	397,519
6.20%, 07/01/37	539	567,001
6.25%, 06/01/36(a)	710	751,919
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	400	311,254
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)(b)	841	773,538
2.45%, 12/02/27 (Call 10/02/27)(b)	1,148	1,006,072
4.45%, 06/15/29 (Call 03/15/29)(b)	628	570,276
7.00%, 03/15/33 (Call 12/15/32)(b)	1,015	1,026,215
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	382	300,692
2.70%, 06/01/26 (Call 03/01/26)	270	253,025
3.10%, 06/01/51 (Call 12/01/50)	710	454,804
3.20%, 05/15/27 (Call 02/15/27)	954	899,449
3.25%, 11/15/25 (Call 08/15/25)(a)	327	314,614
3.25%, 05/15/29 (Call 02/15/29)	695	632,967
3.95%, 04/01/30 (Call 01/01/30)	625	580,012
4.40%, 03/01/44 (Call 09/01/43)	310	259,312
4.55%, 06/01/52 (Call 12/01/51)	699	586,472
4.95%, 09/15/52 (Call 03/15/52)(a)	180	161,161
5.50%, 03/15/40	465	446,021
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)(a)	485	338,278
4.20%, 12/01/42(a)	815	607,815
4.25%, 04/01/46 (Call 10/01/45)	538	396,373
4.50%, 04/01/47 (Call 10/01/46)	325	259,634
5.05%, 10/01/48 (Call 04/01/48)	579	492,616
5.25%, 09/01/50	435	383,641
5.38%, 11/01/40	520	469,027
5.95%, 11/01/39	586	570,631
6.19%, 01/01/31(b)	155	156,360
6.20%, 12/01/53 (Call 06/01/53)(b)	550	547,985
Ohio Edison Co.
6.88%, 07/15/36	555	601,152
8.25%, 10/15/38	300	361,809
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	370	280,237
4.15%, 04/01/48 (Call 10/01/47)	660	512,666
5.00%, 06/01/33 (Call 03/01/33)	240	230,542
Series D, 6.60%, 03/01/33(a)	735	780,149
Series F, 5.85%, 10/01/35(a)	390	398,553
Series G, 6.60%, 02/15/33(a)	435	463,306
Series P, 2.60%, 04/01/30 (Call 01/01/30)(a)	370	313,056
Security	Par (000)	Value

Electric (continued)
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	$317	$246,998
Series R, 2.90%, 10/01/51 (Call 04/01/51)(a)	500	309,771
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)(a)	661	581,509
3.30%, 03/15/30 (Call 09/15/29)(a)	474	417,310
3.80%, 08/15/28 (Call 02/15/28)	626	590,168
3.85%, 08/15/47 (Call 02/15/47)	560	412,530
3.90%, 05/01/43 (Call 11/01/42)(a)	160	119,000
4.00%, 12/15/44 (Call 06/15/44)	260	192,480
4.15%, 04/01/47 (Call 10/01/46)	1,290	990,561
4.55%, 03/15/44 (Call 09/15/43)	250	204,489
5.25%, 05/15/41 (Call 11/15/40)	65	58,685
5.40%, 01/15/33 (Call 07/15/32)(a)	315	314,683
5.60%, 04/01/53 (Call 10/01/52)	355	343,092
5.85%, 06/01/40	170	164,948
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	744	682,785
2.70%, 11/15/51 (Call 05/15/51)	950	562,119
2.75%, 05/15/30 (Call 02/15/30)	545	471,631
2.95%, 04/01/25 (Call 01/01/25)	538	521,314
3.10%, 09/15/49 (Call 03/15/49)	1,119	745,269
3.70%, 11/15/28 (Call 08/15/28)(a)	510	478,185
3.70%, 05/15/50 (Call 11/15/49)	689	508,070
3.75%, 04/01/45 (Call 10/01/44)	790	611,442
3.80%, 09/30/47 (Call 03/30/47)	615	463,513
3.80%, 06/01/49 (Call 12/01/48)	550	411,665
4.10%, 11/15/48 (Call 05/15/48)	583	459,560
4.15%, 06/01/32 (Call 03/01/32)	375	347,143
4.30%, 05/15/28 (Call 04/15/28)(b)	15	14,524
4.55%, 09/15/32 (Call 06/15/32)	760	718,488
4.55%, 12/01/41 (Call 06/01/41)(a)	300	261,821
4.60%, 06/01/52 (Call 12/01/51)	660	564,179
4.95%, 09/15/52 (Call 03/15/52)	300	272,468
4.95%, 09/15/52 (Call 03/15/52)(b)	190	172,563
5.25%, 09/30/40	285	274,451
5.30%, 06/01/42 (Call 12/01/41)	615	606,610
5.35%, 10/01/52 (Call 04/01/52)	497	473,302
5.65%, 11/15/33 (Call 08/15/33)(b)	715	733,882
7.00%, 05/01/32	520	574,528
7.25%, 01/15/33	705	791,612
7.50%, 09/01/38	440	514,330
Pacific Gas & Electric Co., 6.95%, 03/15/34 (Call 12/15/33)	1,045	1,101,228
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	835	736,553
2.50%, 02/01/31 (Call 11/01/30)	2,137	1,701,987
2.95%, 03/01/26 (Call 12/01/25)(a)	1,177	1,098,691
3.00%, 06/15/28 (Call 04/15/28)(a)	750	662,191
3.15%, 01/01/26	1,330	1,253,246
3.25%, 06/01/31 (Call 03/01/31)	1,000	830,844
3.30%, 03/15/27 (Call 12/15/26)	745	681,512
3.30%, 12/01/27 (Call 09/01/27)	1,710	1,553,705
3.30%, 08/01/40 (Call 02/01/40)	1,266	865,423
3.45%, 07/01/25	807	773,809
3.50%, 06/15/25 (Call 03/15/25)	884	846,764
3.50%, 08/01/50 (Call 02/01/50)	2,187	1,378,202
3.75%, 07/01/28	1,273	1,154,060
3.75%, 08/15/42 (Call 02/15/42)	549	377,449
3.95%, 12/01/47 (Call 06/01/47)	1,141	773,637
4.00%, 12/01/46 (Call 06/01/46)	858	584,907
4.20%, 03/01/29 (Call 01/01/29)	945	861,222

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.20%, 06/01/41 (Call 12/01/40)	$670	$495,454
4.25%, 03/15/46 (Call 09/15/45)	675	479,189
4.30%, 03/15/45 (Call 09/15/44)	825	593,449
4.40%, 03/01/32 (Call 12/01/31)	1,065	938,002
4.45%, 04/15/42 (Call 10/15/41)	686	517,179
4.50%, 07/01/40 (Call 01/01/40)	2,283	1,810,171
4.50%, 12/15/41 (Call 06/15/41)	513	375,892
4.55%, 07/01/30 (Call 01/01/30)	3,252	2,986,732
4.60%, 06/15/43 (Call 12/15/42)	785	592,269
4.65%, 08/01/28 (Call 05/01/28)	560	523,163
4.75%, 02/15/44 (Call 08/15/43)	907	707,717
4.95%, 06/08/25	740	727,839
4.95%, 07/01/50 (Call 01/01/50)	3,746	2,980,465
5.25%, 03/01/52 (Call 09/01/51)(a)	790	651,472
5.45%, 06/15/27 (Call 05/15/27)	835	823,793
5.90%, 06/15/32 (Call 03/15/32)	1,011	987,597
6.10%, 01/15/29 (Call 12/15/28)	725	728,461
6.15%, 01/15/33 (Call 10/15/32)	1,000	996,017
6.40%, 06/15/33 (Call 03/15/33)	825	834,789
6.70%, 04/01/53 (Call 10/01/52)	655	661,015
6.75%, 01/15/53 (Call 07/15/52)	675	680,930
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	617	503,844
2.90%, 06/15/52 (Call 12/15/51)	1,340	761,785
3.30%, 03/15/51 (Call 09/15/50)	637	387,348
3.35%, 07/01/25 (Call 04/01/25)	295	284,642
3.50%, 06/15/29 (Call 03/15/29)(a)	445	401,276
4.10%, 02/01/42 (Call 08/01/41)	700	527,544
4.13%, 01/15/49 (Call 07/15/48)	802	573,378
4.15%, 02/15/50 (Call 08/15/49)	687	489,131
5.25%, 06/15/35	210	194,682
5.35%, 12/01/53 (Call 06/01/53)	1,220	1,033,928
5.50%, 05/15/54 (Call 11/15/53)(a)	990	859,055
5.75%, 04/01/37	1,022	972,023
6.00%, 01/15/39(a)	801	781,085
6.10%, 08/01/36	529	529,936
6.25%, 10/15/37	736	733,737
6.35%, 07/15/38	389	400,425
7.70%, 11/15/31(a)	142	159,755
Palomino Funding Trust I, 7.23%, 05/17/28 (Call 04/17/28)(b)	685	704,737
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)(a)	533	330,148
2.85%, 09/15/51 (Call 03/15/51)	470	288,845
3.00%, 09/15/49 (Call 03/15/49)	629	408,127
3.05%, 03/15/51 (Call 09/15/50)(a)	375	242,081
3.15%, 10/15/25 (Call 07/15/25)	332	320,155
3.70%, 09/15/47 (Call 03/15/47)(a)	450	336,050
3.90%, 03/01/48 (Call 09/01/47)(a)	600	468,986
4.15%, 10/01/44 (Call 04/01/44)	480	388,573
4.38%, 08/15/52 (Call 02/15/52)	230	192,267
4.60%, 05/15/52 (Call 11/15/51)	505	435,317
4.80%, 10/15/43 (Call 04/15/43)	715	621,638
4.90%, 06/15/33 (Call 03/15/33)(a)	455	444,899
5.95%, 10/01/36	185	191,190
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(a)(b)	930	848,316
3.60%, 06/01/29 (Call 03/01/29)(b)	339	307,457
6.15%, 10/01/38(a)	610	604,185
Pertamina Geothermal Energy PT, 5.15%, 04/27/28 (Call 03/27/28)(b)	20	19,636
Security	Par (000)	Value

Electric (continued)
Perusahaan Listrik Negara PT
3.88%, 07/17/29(b)	$575	$526,075
4.00%, 06/30/50 (Call 12/30/49)(b)	900	623,270
4.13%, 05/15/27(b)	1,992	1,912,320
5.45%, 05/21/28(b)	1,345	1,337,992
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(b)	897	766,308
3.38%, 02/05/30(b)	225	198,844
4.38%, 02/05/50(b)	660	484,275
4.88%, 07/17/49(b)	1,093	864,608
5.25%, 10/24/42(b)	1,258	1,088,451
5.25%, 05/15/47(a)(b)	545	461,618
5.38%, 01/25/29(b)	950	941,688
6.15%, 05/21/48(b)	1,500	1,415,625
6.25%, 01/25/49(b)	824	785,890
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	807	752,153
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	633	518,856
6.50%, 11/15/37	403	434,786
7.90%, 12/15/38(a)	285	346,300
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	923	875,580
4.13%, 04/15/30 (Call 01/15/30)(a)	239	220,739
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)(a)	399	261,751
3.95%, 06/01/47 (Call 12/01/46)	442	346,402
4.13%, 06/15/44 (Call 12/15/43)	380	307,284
4.15%, 10/01/45 (Call 04/01/45)	411	332,794
4.15%, 06/15/48 (Call 12/15/47)	619	500,113
4.75%, 07/15/43 (Call 01/15/43)	155	136,491
5.00%, 05/15/33 (Call 02/15/33)	675	660,137
5.25%, 05/15/53 (Call 11/15/52)	650	618,436
6.25%, 05/15/39(a)	355	377,989
Progress Energy Inc.
6.00%, 12/01/39	779	774,502
7.00%, 10/30/31	610	666,682
7.75%, 03/01/31	969	1,082,643
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	755	596,168
2.90%, 05/15/25 (Call 12/15/24)	648	624,414
3.55%, 06/15/46 (Call 12/15/45)	410	281,388
3.60%, 09/15/42 (Call 03/15/42)	593	440,120
3.70%, 06/15/28 (Call 12/15/27)	203	190,611
3.80%, 06/15/47 (Call 12/15/46)	278	203,108
3.95%, 03/15/43 (Call 09/15/42)	355	267,230
4.05%, 09/15/49 (Call 03/15/49)	465	349,794
4.10%, 06/01/32 (Call 12/01/31)(a)	400	364,943
4.10%, 06/15/48 (Call 12/15/47)	645	490,963
4.30%, 03/15/44 (Call 09/15/43)	461	372,289
4.50%, 06/01/52 (Call 12/01/51)	530	427,059
4.75%, 08/15/41 (Call 02/15/41)	185	155,937
5.25%, 04/01/53 (Call 10/01/52)	1,105	1,018,886
6.50%, 08/01/38	115	122,013
Series 17, 6.25%, 09/01/37	556	574,401
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	777	508,492
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	987	783,821
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	650	378,303
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	390	286,026

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.15%, 01/15/53 (Call 07/15/52)	$480	$448,021
5.35%, 10/01/33 (Call 07/01/33)	415	417,273
Series V, 2.20%, 06/15/31 (Call 03/15/31)(a)	548	445,053
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)	675	651,584
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	1,030	995,606
Series G, 6.63%, 11/15/37	345	362,264
Series J, 2.20%, 08/15/31 (Call 05/15/31)	230	182,143
Series K, 3.15%, 08/15/51 (Call 02/15/51)	305	192,254
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	1,101	1,005,688
1.90%, 08/15/31 (Call 05/15/31)	800	631,872
2.05%, 08/01/50 (Call 02/01/50)	566	301,823
2.25%, 09/15/26 (Call 06/15/26)	410	380,702
2.45%, 01/15/30 (Call 10/15/29)	575	490,317
2.70%, 05/01/50 (Call 11/01/49)	515	316,381
3.00%, 05/15/25 (Call 02/15/25)	347	336,396
3.00%, 05/15/27 (Call 02/15/27)	710	665,665
3.00%, 03/01/51 (Call 09/01/50)(a)	409	267,924
3.10%, 03/15/32 (Call 12/15/31)	830	715,775
3.15%, 01/01/50 (Call 07/01/49)	325	220,965
3.20%, 05/15/29 (Call 02/15/29)(a)	95	86,366
3.20%, 08/01/49 (Call 02/01/49)	506	343,292
3.60%, 12/01/47 (Call 06/01/47)	534	395,645
3.65%, 09/01/28 (Call 06/01/28)	787	742,340
3.65%, 09/01/42 (Call 03/01/42)(a)	450	350,956
3.70%, 05/01/28 (Call 02/01/28)(a)	165	156,653
3.80%, 01/01/43 (Call 07/01/42)	620	490,201
3.80%, 03/01/46 (Call 09/01/45)	875	673,059
3.85%, 05/01/49 (Call 11/01/48)	669	516,557
3.95%, 05/01/42 (Call 11/01/41)	385	310,859
4.05%, 05/01/48 (Call 11/01/47)	415	331,059
4.15%, 11/01/45 (Call 05/01/45)	325	254,344
4.65%, 03/15/33 (Call 12/15/32)(a)	480	461,230
4.90%, 12/15/32 (Call 09/15/32)	691	676,828
5.13%, 03/15/53 (Call 09/15/52)(a)	460	438,611
5.38%, 11/01/39(a)	360	342,788
5.50%, 03/01/40(a)	395	386,365
5.80%, 05/01/37(a)	345	348,583
Series I, 4.00%, 06/01/44 (Call 12/01/43)	460	356,630
Series K, 4.05%, 05/01/45 (Call 11/01/44)	255	197,899
Public Service Electric and Gas Co.
5.20%, 08/01/33 (Call 05/01/33)	50	50,130
5.45%, 08/01/53 (Call 02/01/53)	200	198,074
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	663	613,044
1.60%, 08/15/30 (Call 05/15/30)	607	477,691
2.45%, 11/15/31 (Call 08/15/31)	800	643,991
5.85%, 11/15/27 (Call 10/15/27)	995	1,015,158
5.88%, 10/15/28 (Call 09/15/28)	1,040	1,060,884
6.13%, 10/15/33 (Call 07/15/33)	635	656,569
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	790	686,076
3.65%, 05/15/25 (Call 02/15/25)	732	707,322
4.10%, 06/15/30 (Call 03/15/30)(a)	595	531,013
4.22%, 03/15/32 (Call 12/15/31)	570	499,155
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)(a)	255	155,343
3.25%, 09/15/49 (Call 03/15/49)	790	516,665
4.22%, 06/15/48 (Call 12/15/47)	420	330,259
Security	Par (000)	Value

Electric (continued)
4.30%, 05/20/45 (Call 11/20/44)	$722	$575,929
4.43%, 11/15/41 (Call 05/15/41)	409	329,848
5.45%, 06/01/53 (Call 12/01/52)	275	263,937
5.48%, 06/01/35(a)	270	259,626
5.64%, 04/15/41 (Call 10/15/40)	205	197,084
5.76%, 10/01/39(a)	580	569,007
5.76%, 07/15/40(a)	670	644,683
5.80%, 03/15/40	620	604,668
6.27%, 03/15/37(a)	275	281,971
6.72%, 06/15/36(a)	230	242,529
7.02%, 12/01/27	380	399,726
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(a)(b)	944	874,942
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	205	200,317
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,320	1,240,866
3.70%, 03/15/52 (Call 09/15/51)(a)	230	164,859
3.95%, 11/15/41(a)	297	231,402
4.15%, 05/15/48 (Call 11/15/47)	604	479,020
4.30%, 04/01/42 (Call 10/01/41)(a)	571	457,675
4.50%, 08/15/40	819	705,739
4.95%, 08/15/28 (Call 07/15/28)	1,130	1,125,654
5.35%, 05/15/35	395	381,672
5.35%, 05/15/40(a)	250	231,438
5.35%, 04/01/53 (Call 10/01/52)	780	736,887
6.00%, 06/01/26(a)	167	170,909
6.00%, 06/01/39(a)	370	376,478
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	482	355,614
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	605	464,398
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	632	421,116
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	1,008	805,945
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	1,075	680,682
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	725	616,472
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	825	736,766
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	1,096	1,024,946
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	969	903,219
3.30%, 04/01/25 (Call 03/01/25)	300	290,344
3.40%, 02/01/28 (Call 10/01/27)	122	113,085
3.70%, 04/01/29 (Call 02/01/29)	560	515,472
3.80%, 02/01/38 (Call 08/01/37)	1,123	911,158
4.00%, 02/01/48 (Call 08/01/47)	825	629,164
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(d)	1,105	895,501
5.40%, 08/01/26 (Call 07/01/26)	625	625,624
5.50%, 08/01/33 (Call 05/01/33)	770	763,303
6.00%, 10/15/39	1,539	1,533,251
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	1,047	986,590
5.90%, 03/15/54 (Call 09/15/53)(b)	725	713,551
Series P, 6.75%, 07/01/37(a)	185	196,382
Solar Star Funding LLC, 5.38%, 06/30/35(b)	93	89,200
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	878	727,574
2.75%, 02/01/32 (Call 11/01/31)	572	471,021
2.85%, 08/01/29 (Call 05/01/29)	1,016	896,281
3.45%, 02/01/52 (Call 08/01/51)	800	536,161
3.65%, 02/01/50 (Call 08/01/49)	1,272	899,121

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.90%, 12/01/41 (Call 06/01/41)	$295	$223,568
4.00%, 04/01/47 (Call 10/01/46)	2,273	1,733,812
4.05%, 03/15/42 (Call 09/15/41)	485	376,321
4.50%, 09/01/40 (Call 03/01/40)	927	775,617
4.65%, 10/01/43 (Call 04/01/43)	786	666,130
4.90%, 06/01/26 (Call 05/01/26)	470	466,309
5.30%, 03/01/28 (Call 02/01/28)	820	826,081
5.50%, 03/15/40	489	461,241
5.63%, 02/01/36	303	293,515
5.65%, 10/01/28 (Call 09/01/28)	105	106,830
5.85%, 11/01/27 (Call 10/01/27)	1,010	1,035,408
5.88%, 12/01/53 (Call 06/01/53)	655	649,447
5.95%, 11/01/32 (Call 08/01/32)(a)	1,255	1,294,702
6.00%, 01/15/34(a)	672	697,343
6.05%, 03/15/39(a)	675	678,630
6.65%, 04/01/29	465	485,895
Series 04-G, 5.75%, 04/01/35	390	390,155
Series 05-B, 5.55%, 01/15/36(a)	235	227,117
Series 05-E, 5.35%, 07/15/35	472	462,912
Series 06-E, 5.55%, 01/15/37	925	885,244
Series 08-A, 5.95%, 02/01/38	820	814,573
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)(a)	700	528,816
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	926	848,665
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	745	459,469
Series A, 4.20%, 03/01/29 (Call 12/01/28)	688	652,409
Series B, 3.65%, 03/01/28 (Call 12/01/27)	475	444,220
Series B, 4.88%, 03/01/49 (Call 09/01/48)	852	728,005
Series C, 3.60%, 02/01/45 (Call 08/01/44)	635	451,138
Series C, 4.13%, 03/01/48 (Call 09/01/47)(a)	1,635	1,271,543
Series C, 4.20%, 06/01/25	380	372,293
Series D, 4.70%, 06/01/27 (Call 05/01/27)	905	889,756
Series E, 3.70%, 08/01/25 (Call 06/01/25)	1,171	1,133,938
Series E, 5.45%, 06/01/52 (Call 12/01/51)	430	400,005
Series G, 2.50%, 06/01/31 (Call 03/01/31)	356	291,926
Series H, 3.65%, 06/01/51 (Call 12/01/50)	625	433,811
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	2,222	2,113,100
4.25%, 07/01/36 (Call 01/01/36)	339	297,670
4.40%, 07/01/46 (Call 01/01/46)	2,560	2,101,816
4.85%, 06/15/28 (Call 04/15/28)	805	793,095
5.11%, 08/01/27(a)	1,025	1,014,097
5.15%, 10/06/25	751	746,251
5.20%, 06/15/33 (Call 12/15/32)	810	795,079
5.50%, 03/15/29 (Call 01/15/29)	835	847,739
5.70%, 10/15/32 (Call 04/15/32)	790	801,200
5.70%, 03/15/34 (Call 09/15/33)	405	412,655
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26),
(5-year CMT + 2.915%)(d)	970	849,322
Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)	612	531,396
Series A, 3.70%, 04/30/30 (Call 01/30/30)	785	717,677
Series B, 4.00%, 01/15/51 (Call 01/15/26),
(5-year CMT + 3.733%)(d)	1,015	950,164
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	787	715,623
4.15%, 12/01/25 (Call 09/01/25)	1,259	1,230,922
5.15%, 09/15/41	563	477,778
5.25%, 07/15/43	571	499,268
Series F, 4.95%, 12/15/46 (Call 06/15/46)(a)	533	442,699
Security	Par (000)	Value

Electric (continued)
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	$775	$484,541
5.30%, 04/01/33 (Call 01/01/33)	595	571,192
6.20%, 03/15/40	490	497,323
Series J, 3.90%, 04/01/45 (Call 10/01/44)	524	377,422
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	736	684,565
Series L, 3.85%, 02/01/48 (Call 08/01/47)	729	511,107
Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,003	944,233
Series N, 1.65%, 03/15/26 (Call 02/15/26)	810	745,428
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	460	306,180
3.70%, 08/15/47 (Call 02/15/47)	672	476,598
3.75%, 06/15/49 (Call 12/15/48)	537	378,609
4.50%, 08/15/41 (Call 02/15/41)(a)	490	410,416
6.00%, 10/01/36	491	483,069
Series 6, 4.40%, 11/15/48 (Call 05/15/48)(a)	398	312,776
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	835	533,548
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	861	797,273
SP PowerAssets Ltd.
3.00%, 09/26/27(b)	160	149,620
3.25%, 11/24/25(a)(b)	921	886,393
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)(b)	670	586,580
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(b)	655	613,470
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/27(b)	3,445	3,297,920
4.00%, 05/04/47(a)(b)	677	554,525
4.25%, 05/02/28(b)	765	746,308
State Grid Overseas Investment BVI Ltd., 2.88%, 05/18/26(b)	85	80,481
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)	205	203,962
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	571	462,141
3.45%, 03/15/51 (Call 09/15/50)(a)	524	347,688
3.63%, 06/15/50 (Call 12/15/49)	425	294,977
4.10%, 06/15/42 (Call 12/15/41)	540	427,946
4.20%, 05/15/45 (Call 11/15/44)	375	278,232
4.30%, 06/15/48 (Call 12/15/47)(a)	272	212,519
4.35%, 05/15/44 (Call 11/15/43)	407	322,168
4.45%, 06/15/49 (Call 12/15/48)	523	417,885
5.00%, 07/15/52 (Call 01/15/52)	371	325,975
6.15%, 05/15/37	210	212,481
6.55%, 05/15/36	560	579,795
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	700	651,780
3.15%, 06/02/26(b)	600	571,661
Toledo Edison Co. (The), 6.15%, 05/15/37	272	277,427
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	359	349,192
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(a)(b)	340	333,684
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44 (Call 05/01/44)	385	282,360
6.00%, 06/15/40(b)	747	674,597
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)(a)	787	616,118

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.05%, 03/15/25 (Call 12/15/24)	$597	$578,069
3.25%, 05/15/32 (Call 02/15/32)(a)	395	337,881
3.25%, 05/01/51 (Call 11/01/50)	441	279,804
4.00%, 06/15/50 (Call 12/15/49)(a)	452	333,573
4.85%, 12/01/48 (Call 06/01/48)	381	321,981
5.50%, 04/15/53 (Call 10/15/52)	505	473,355
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	730	580,098
2.63%, 03/15/51 (Call 09/15/50)	810	479,457
2.95%, 06/15/27 (Call 03/15/27)	421	395,228
2.95%, 03/15/30 (Call 12/15/29)	140	122,699
3.25%, 10/01/49 (Call 04/01/49)	690	451,863
3.50%, 03/15/29 (Call 12/15/28)(a)	491	452,677
3.65%, 04/15/45 (Call 10/15/44)	752	547,888
3.90%, 09/15/42 (Call 03/15/42)	755	582,434
3.90%, 04/01/52 (Call 10/01/51)	685	520,258
4.00%, 04/01/48 (Call 10/01/47)	422	322,907
5.30%, 08/01/37	385	374,388
5.45%, 03/15/53 (Call 09/15/52)(a)	590	566,384
8.45%, 03/15/39	345	430,310
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	675	542,410
2.40%, 03/30/32 (Call 12/30/31)(a)	550	440,569
2.45%, 12/15/50 (Call 06/15/50)	1,249	702,237
2.95%, 11/15/51 (Call 05/15/51)	505	313,460
3.30%, 12/01/49 (Call 06/01/49)(a)	537	360,554
4.00%, 01/15/43 (Call 07/15/42)	620	489,858
4.45%, 02/15/44 (Call 08/15/43)	685	564,247
4.60%, 12/01/48 (Call 06/01/48)	790	658,614
5.00%, 04/01/33 (Call 01/01/33)	830	801,520
5.45%, 04/01/53 (Call 10/01/52)	995	944,236
6.35%, 11/30/37	642	670,601
8.88%, 11/15/38(a)	813	1,055,466
Series A, 2.88%, 07/15/29 (Call 04/15/29)	725	644,819
Series A, 3.10%, 05/15/25 (Call 02/15/25)	344	332,672
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,177	1,128,842
Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,000	950,019
Series A, 3.80%, 04/01/28 (Call 01/01/28)	1,123	1,064,886
Series A, 6.00%, 05/15/37	915	935,111
Series B, 2.95%, 11/15/26 (Call 08/15/26)	587	552,773
Series B, 3.75%, 05/15/27 (Call 04/15/27)	478	458,131
Series B, 3.80%, 09/15/47 (Call 03/15/47)	587	430,693
Series B, 4.20%, 05/15/45 (Call 11/15/44)	485	378,643
Series B, 6.00%, 01/15/36	689	703,682
Series C, 4.00%, 11/15/46 (Call 05/15/46)	613	464,556
Series C, 4.63%, 05/15/52 (Call 11/15/51)	600	502,058
Series D, 4.65%, 08/15/43 (Call 02/15/43)	905	772,070
Virginia Electric and Power Co.
5.30%, 08/15/33 (Call 05/15/33)	100	98,570
5.70%, 08/15/53 (Call 02/15/53)	720	707,404
Vistra Operations Co. LLC
3.70%, 01/30/27 (Call 11/30/26)(b)	1,256	1,167,819
4.30%, 07/15/29 (Call 04/15/29)(b)	1,349	1,223,517
5.13%, 05/13/25(b)	1,155	1,136,737
6.95%, 10/15/33 (Call 07/15/33)(b)	455	464,510
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	829	716,568
1.80%, 10/15/30 (Call 07/15/30)	643	505,753
2.20%, 12/15/28 (Call 10/15/28)	545	471,091
4.75%, 01/09/26 (Call 12/09/25)	1,265	1,247,074
4.75%, 01/15/28 (Call 12/15/27)	900	881,627
Security	Par (000)	Value

Electric (continued)
5.00%, 09/27/25 (Call 08/27/25)	$720	$713,304
5.15%, 10/01/27 (Call 09/01/27)	705	705,597
5.60%, 09/12/26 (Call 08/12/26)	480	482,774
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)(a)	345	299,909
2.05%, 12/15/24 (Call 11/15/24)(a)	561	541,014
3.10%, 06/01/25 (Call 03/01/25)(a)	190	183,713
3.65%, 12/15/42 (Call 06/15/42)(a)	175	127,927
4.25%, 06/01/44 (Call 12/01/43)	375	295,988
4.30%, 12/15/45 (Call 06/15/45)	140	109,988
4.30%, 10/15/48 (Call 04/15/48)(a)	375	303,455
4.75%, 09/30/32 (Call 06/30/32)(a)	780	755,531
5.63%, 05/15/33(a)	242	249,220
5.70%, 12/01/36	105	106,058
Wisconsin Power & Light Co., 4.95%, 04/01/33
(Call 01/01/33)	375	361,528
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	335	260,271
3.00%, 07/01/29 (Call 04/01/29)	362	325,330
3.05%, 10/15/27 (Call 07/15/27)	465	432,587
3.65%, 04/01/50 (Call 10/01/49)	370	259,707
3.95%, 09/01/32 (Call 06/01/32)	850	769,240
4.10%, 10/15/44 (Call 04/15/44)	170	130,353
6.38%, 08/15/37	435	454,612
7.60%, 10/01/38	375	428,153
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)(a)	645	391,515
3.30%, 09/01/49 (Call 03/01/49)(a)	525	351,979
3.67%, 12/01/42(a)	767	572,526
4.75%, 11/01/44 (Call 05/01/44)(a)	599	518,003
5.35%, 11/10/25 (Call 10/10/25)	478	478,532
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	940	839,732
2.35%, 11/15/31 (Call 05/15/31)	415	325,477
2.60%, 12/01/29 (Call 06/01/29)	520	446,230
3.30%, 06/01/25 (Call 12/01/24)(a)	658	635,428
3.35%, 12/01/26 (Call 06/01/26)	1,382	1,305,563
3.40%, 06/01/30 (Call 12/01/29)	495	438,092
3.50%, 12/01/49 (Call 06/01/49)	485	331,343
4.00%, 06/15/28 (Call 12/15/27)	614	584,954
4.60%, 06/01/32 (Call 12/01/31)(a)	870	813,307
4.80%, 09/15/41 (Call 03/15/41)	573	473,780
5.45%, 08/15/33 (Call 02/15/33)	580	574,225
6.50%, 07/01/36(a)	590	621,277
		779,676,899
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	664	530,938
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	1,166	1,042,624
1.80%, 10/15/27 (Call 08/15/27)	784	701,983
1.95%, 10/15/30 (Call 07/15/30)(a)	1,105	914,162
2.00%, 12/21/28 (Call 10/21/28)	990	867,955
2.20%, 12/21/31 (Call 09/21/31)	845	692,635
2.75%, 10/15/50 (Call 04/15/50)(a)	1,056	655,229
2.80%, 12/21/51 (Call 06/21/51)	1,710	1,082,425
3.15%, 06/01/25 (Call 03/01/25)	295	286,813
5.25%, 11/15/39	30	29,058
6.00%, 08/15/32(a)	650	684,727
6.13%, 04/15/39	110	112,984

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment (continued)
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(b)	$695	$673,753
		8,275,286
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	928	836,174
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)	630	585,064
5.41%, 07/01/32 (Call 04/01/32)	584	567,295
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	678	650,463
2.20%, 09/15/31 (Call 06/15/31)(a)	800	647,741
2.80%, 02/15/30 (Call 11/15/29)	1,527	1,337,174
4.35%, 06/01/29 (Call 03/01/29)	665	643,682
4.75%, 03/30/26	220	217,984
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	821	669,071
3.88%, 01/12/28 (Call 10/12/27)	915	852,449
4.00%, 04/01/25 (Call 01/01/25)	515	501,531
6.13%, 03/01/26 (Call 03/01/24)	840	838,834
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	595	481,597
4.63%, 04/15/26 (Call 01/15/26)(a)	1,122	1,091,575
5.50%, 06/01/32 (Call 03/01/32)	505	478,097
6.25%, 03/15/28 (Call 02/15/28)	835	848,774
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	1,273	1,217,571
4.75%, 06/15/25 (Call 03/15/25)	905	887,441
4.88%, 06/15/29 (Call 03/15/29)	938	890,128
4.88%, 05/12/30 (Call 02/12/30)	1,074	1,017,354
6.00%, 01/15/28 (Call 12/15/27)	1,020	1,033,754
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	1,477	1,398,714
4.30%, 06/15/46 (Call 12/15/45)(a)	656	519,127
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	1,285	1,148,979
1.35%, 06/01/25 (Call 05/01/25)(a)	1,568	1,484,091
1.75%, 09/01/31 (Call 06/01/31)	2,210	1,760,579
1.95%, 06/01/30 (Call 03/01/30)	1,440	1,206,813
2.50%, 11/01/26 (Call 08/01/26)	1,926	1,815,177
2.70%, 08/15/29 (Call 05/15/29)	1,135	1,016,712
2.80%, 06/01/50 (Call 12/01/49)(a)	834	584,021
3.81%, 11/21/47 (Call 05/21/47)	535	428,252
4.25%, 01/15/29 (Call 12/15/28)(a)	495	482,611
4.50%, 01/15/34 (Call 10/15/33)	375	360,109
4.95%, 02/15/28 (Call 01/15/28)(a)	665	672,136
5.00%, 02/15/33 (Call 11/15/32)	1,370	1,374,999
5.38%, 03/01/41(a)	527	524,837
5.70%, 03/15/36	1,205	1,253,794
5.70%, 03/15/37	950	990,409
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	367	297,269
3.15%, 08/15/27 (Call 05/15/27)(a)	615	571,516
3.35%, 03/01/26 (Call 12/01/25)	350	335,385
3.50%, 02/15/28 (Call 11/15/27)	703	659,571
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	925	846,756
3.00%, 01/15/31 (Call 10/15/30)	637	535,291
3.60%, 01/15/30 (Call 10/15/29)	837	741,159
3.95%, 01/12/28 (Call 10/12/27)	910	851,164
4.25%, 05/15/27 (Call 04/15/27)	940	900,933
5.45%, 02/01/29 (Call 01/01/29)	565	559,393
Security	Par (000)	Value

Electronics (continued)
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	$1,210	$1,049,848
4.60%, 04/06/27 (Call 01/06/27)	1,512	1,466,853
Legrand France SA, 8.50%, 02/15/25	1,305	1,360,099
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	1,290	1,149,965
2.38%, 08/09/28 (Call 06/09/28)	1,178	990,993
2.65%, 08/09/31 (Call 05/09/31)(a)	689	532,530
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)(a)	398	392,249
4.90%, 06/15/28 (Call 03/15/28)	1,276	1,242,280
6.10%, 03/15/33 (Call 12/15/32)	305	309,355
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 11/04/31)	815	673,984
3.13%, 08/15/27 (Call 05/15/27)	716	669,318
3.70%, 02/15/26 (Call 11/15/25)	905	876,392
4.50%, 02/13/26	615	606,753
7.13%, 10/01/37	770	865,781
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	846	767,511
2.40%, 04/01/28 (Call 02/01/28)	746	635,047
2.95%, 04/01/31 (Call 01/01/31)	782	621,891
		53,824,399
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	48	37,193

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(b)	375	274,163
5.13%, 08/11/61 (Call 08/11/60)(b)	1,322	932,010
America Movil SAB de CV, 5.38%, 04/04/32
(Call 01/04/32)(b)	1,200	1,067,160
Jacobs Engineering Group Inc.
5.90%, 03/01/33 (Call 12/01/32)	990	964,405
6.35%, 08/18/28 (Call 07/18/28)	1,000	1,020,088
LBJ Infrastructure Group LLC, 3.80%, 12/31/57
(Call 06/30/57)(a)(b)	585	363,039
MasTec Inc., 4.50%, 08/15/28 (Call 02/15/24)(a)(b)	770	693,889
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(b)	624	569,396
4.25%, 10/31/26 (Call 07/31/26)(b)	1,045	992,440
5.50%, 10/31/46 (Call 04/30/46)(a)(b)	912	712,676
5.50%, 07/31/47 (Call 01/31/47)(a)(b)	2,596	2,015,148
St Engineering Urban Solutions USA Inc., 3.75%, 05/05/32 (Call 11/05/31)(b)	50	45,450
Sydney Airport Finance Co. Pty. Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	331	320,279
3.63%, 04/28/26 (Call 01/28/26)(b)	1,769	1,691,592
Vinci SA, 3.75%, 04/10/29 (Call 01/30/29)(b)	1,440	1,357,404
		13,019,139
Entertainment — 0.3%
Warnermedia Holdings Inc.
3.64%, 03/15/25	2,010	1,955,365
3.76%, 03/15/27 (Call 02/15/27)(a)	5,270	4,972,626
3.79%, 03/15/25 (Call 03/15/24)	570	555,512
4.05%, 03/15/29 (Call 01/15/29)	2,000	1,847,678
4.28%, 03/15/32 (Call 12/15/31)(a)	5,320	4,693,108
5.05%, 03/15/42 (Call 09/15/41)(a)	5,393	4,452,636
5.14%, 03/15/52 (Call 09/15/51)	8,780	7,017,509
5.39%, 03/15/62 (Call 09/15/61)	3,610	2,876,712

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
6.41%, 03/15/26 (Call 03/15/24)	$700	$700,635
		29,071,781
Environmental Control — 0.3%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)(a)	100	80,006
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	616	564,457
1.45%, 02/15/31 (Call 11/15/30)(a)	1,165	909,262
1.75%, 02/15/32 (Call 11/15/31)(a)	559	435,303
2.30%, 03/01/30 (Call 12/01/29)(a)	1,376	1,167,563
2.38%, 03/15/33 (Call 12/15/32)(a)	1,125	900,644
2.90%, 07/01/26 (Call 04/01/26)(a)	664	629,489
3.05%, 03/01/50 (Call 09/01/49)(a)	908	615,414
3.20%, 03/15/25 (Call 12/15/24)	710	689,188
3.38%, 11/15/27 (Call 08/15/27)	1,023	964,245
3.95%, 05/15/28 (Call 02/15/28)	1,058	1,013,451
4.88%, 04/01/29 (Call 03/01/29)	275	273,892
5.00%, 04/01/34 (Call 01/01/34)	770	754,771
5.70%, 05/15/41 (Call 11/15/40)	95	95,451
6.20%, 03/01/40	392	414,001
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(b)	905	903,129
5.45%, 09/18/33 (Call 06/18/33)(b)	760	755,771
5.50%, 09/18/26 (Call 08/18/26)(b)	865	868,261
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	670	535,717
2.60%, 02/01/30 (Call 11/01/29)(a)	937	809,685
2.95%, 01/15/52 (Call 07/15/51)(a)	1,105	716,241
3.05%, 04/01/50 (Call 10/01/49)	785	521,296
3.20%, 06/01/32 (Call 03/01/32)	684	588,130
3.50%, 05/01/29 (Call 02/01/29)	788	730,290
4.20%, 01/15/33 (Call 10/15/32)	1,137	1,049,725
4.25%, 12/01/28 (Call 09/01/28)	626	602,832
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	845	776,950
1.15%, 03/15/28 (Call 01/15/28)(a)	815	700,114
1.50%, 03/15/31 (Call 12/15/30)	797	628,313
2.00%, 06/01/29 (Call 04/01/29)	735	630,203
2.50%, 11/15/50 (Call 05/15/50)(a)	570	343,759
2.95%, 06/01/41 (Call 12/01/40)	995	720,461
3.13%, 03/01/25 (Call 12/01/24)	350	340,512
3.15%, 11/15/27 (Call 08/15/27)	1,038	973,461
3.90%, 03/01/35 (Call 09/01/34)	783	673,379
4.10%, 03/01/45 (Call 09/01/44)(a)	175	146,293
4.15%, 04/15/32 (Call 01/15/32)(a)	890	837,376
4.15%, 07/15/49 (Call 01/15/49)	766	637,892
4.63%, 02/15/30 (Call 12/15/29)	735	720,699
4.63%, 02/15/33 (Call 11/15/32)(a)	655	633,826
4.88%, 02/15/29 (Call 01/15/29)	900	900,491
4.88%, 02/15/34 (Call 11/15/33)	900	882,850
7.00%, 07/15/28(a)	400	435,889
		28,570,682
Equity Funds — 0.0%
Brookfield Finance Inc., 6.35%, 01/05/34
(Call 10/05/33)	600	604,816

Food — 1.8%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,220	1,317,968
Bimbo Bakeries USA Inc., 4.00%, 05/17/51
(Call 11/17/50)(a)(b)	817	601,377
Security	Par (000)	Value

Food (continued)
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	$860	$723,146
3.13%, 04/24/50 (Call 10/24/49)(a)	453	290,872
3.30%, 03/19/25 (Call 12/19/24)	575	557,069
3.95%, 03/15/25 (Call 01/15/25)	940	919,807
4.15%, 03/15/28 (Call 12/15/27)	1,620	1,556,842
4.80%, 03/15/48 (Call 09/15/47)(a)	895	756,746
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)(b)	1,025	962,408
5.15%, 02/12/25 (Call 11/12/24)(b)	250	246,055
6.63%, 02/12/45 (Call 08/12/44)(b)	330	314,467
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	755	639,897
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(b)	1,580	1,308,592
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	1,175	1,009,676
4.60%, 11/01/25 (Call 09/01/25)	1,837	1,801,227
4.85%, 11/01/28 (Call 08/01/28)	1,578	1,534,651
5.30%, 10/01/26	620	618,338
5.30%, 11/01/38 (Call 05/01/38)	1,329	1,209,214
5.40%, 11/01/48 (Call 05/01/48)	1,315	1,173,841
7.00%, 10/01/28	850	901,234
7.13%, 10/01/26 (Call 04/01/24)	75	77,627
8.25%, 09/15/30	827	942,768
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(a)(b)	2,520	2,373,546
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	813	653,970
3.50%, 10/01/26 (Call 07/01/26)	335	317,606
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(a)	560	449,567
2.88%, 04/15/30 (Call 01/15/30)	1,238	1,077,180
3.00%, 02/01/51 (Call 08/01/50)(a)	1,355	869,561
3.20%, 02/10/27 (Call 11/10/26)(a)	1,070	1,009,233
4.00%, 04/17/25 (Call 02/17/25)(a)	1,284	1,257,645
4.15%, 02/15/43 (Call 08/15/42)(a)	50	40,216
4.20%, 04/17/28 (Call 01/17/28)	1,875	1,812,831
4.55%, 04/17/38 (Call 10/17/37)	651	566,069
4.70%, 04/17/48 (Call 10/17/47)(a)	290	253,225
4.95%, 03/29/33 (Call 12/29/32)(a)	845	821,154
5.24%, 11/18/25 (Call 05/18/24)	100	99,669
5.40%, 06/15/40	635	601,396
5.50%, 10/17/28 (Call 09/17/28)	390	396,368
Grupo Bimbo SAB de CV
4.00%, 09/06/49 (Call 03/06/49)(a)(b)	660	492,869
4.70%, 11/10/47 (Call 05/10/47)(b)	513	421,790
4.88%, 06/27/44(b)	330	281,630
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(a)	669	627,961
1.70%, 06/01/30 (Call 03/01/30)(a)	635	522,691
2.30%, 08/15/26 (Call 05/15/26)(a)	951	892,894
2.45%, 11/15/29 (Call 08/15/29)	500	440,197
2.65%, 06/01/50 (Call 12/01/49)(a)	412	258,227
3.13%, 11/15/49 (Call 05/15/49)	559	387,140
3.20%, 08/21/25 (Call 05/21/25)(a)	355	344,450
3.38%, 08/15/46 (Call 02/15/46)	575	419,118
4.25%, 05/04/28 (Call 04/04/28)	315	310,100
4.50%, 05/04/33 (Call 02/04/33)	260	251,809
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)(a)	1,300	1,143,300
1.80%, 06/11/30 (Call 03/11/30)	896	737,756

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.05%, 06/03/51 (Call 12/03/50)	$760	$506,397
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	805	691,393
3.20%, 10/01/26 (Call 07/01/26)	773	732,295
3.90%, 06/01/50 (Call 12/01/49)(a)	494	339,269
6.63%, 04/15/37	384	400,040
J M Smucker Co. (The)
5.90%, 11/15/28 (Call 10/15/28)	1,070	1,095,226
6.20%, 11/15/33 (Call 08/15/33)(a)	1,130	1,179,800
6.50%, 11/15/43 (Call 05/15/43)	525	548,326
6.50%, 11/15/53 (Call 05/15/53)	870	924,518
JBS USA LUX SA/JBS USA Food Co./JBS
Luxembourg SARL
6.75%, 03/15/34 (Call 12/15/33)(b)	875	879,506
7.25%, 11/15/53 (Call 05/15/53)(b)	1,075	1,089,975
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)	1,430	1,286,957
3.00%, 02/02/29 (Call 12/02/28)	1,065	910,409
3.00%, 05/15/32 (Call 02/15/32)	1,337	1,041,925
3.63%, 01/15/32 (Call 01/15/27)(a)	205	167,753
3.75%, 12/01/31 (Call 12/01/26)	1,250	1,035,789
4.38%, 02/02/52 (Call 08/02/51)	1,500	1,028,861
5.13%, 02/01/28 (Call 01/01/28)	1,255	1,218,432
5.50%, 01/15/30 (Call 01/15/25)	1,849	1,752,573
5.75%, 04/01/33 (Call 01/01/33)	2,010	1,898,100
6.50%, 12/01/52 (Call 06/01/52)	2,035	1,887,750
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	430	333,628
2.38%, 03/15/30 (Call 12/15/29)	729	608,693
2.75%, 09/15/41 (Call 03/15/41)	399	258,604
3.38%, 12/15/27 (Call 09/15/27)	917	857,299
3.50%, 03/15/25	1,470	1,432,772
3.55%, 03/15/50 (Call 09/15/49)(a)	565	383,740
4.25%, 03/15/35	1,300	1,144,521
4.38%, 03/15/45	385	310,449
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	672	550,552
3.25%, 04/01/26	1,295	1,237,803
3.40%, 11/15/27 (Call 08/15/27)	834	779,556
4.30%, 05/15/28 (Call 02/15/28)	1,015	978,515
4.50%, 04/01/46(a)	828	689,297
5.25%, 03/01/33 (Call 12/01/32)	360	350,254
Series B, 7.45%, 04/01/31	1,140	1,255,052
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	430	418,300
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	1,565	1,486,390
3.75%, 04/01/30 (Call 01/01/30)(a)	1,120	1,030,097
3.88%, 05/15/27 (Call 02/15/27)	1,470	1,412,994
4.25%, 03/01/31 (Call 12/01/30)	895	834,900
4.38%, 06/01/46 (Call 12/01/45)	3,325	2,714,420
4.63%, 01/30/29 (Call 10/30/28)(a)	645	629,643
4.63%, 10/01/39 (Call 04/01/39)	235	205,326
4.88%, 10/01/49 (Call 04/01/49)	1,745	1,533,273
5.00%, 07/15/35 (Call 01/15/35)	1,310	1,257,712
5.00%, 06/04/42	1,715	1,548,836
5.20%, 07/15/45 (Call 01/15/45)	2,035	1,863,082
5.50%, 06/01/50 (Call 12/01/49)	120	115,651
6.50%, 02/09/40	950	1,011,730
6.75%, 03/15/32	550	594,994
6.88%, 01/26/39	1,180	1,291,174
Security	Par (000)	Value

Food (continued)
7.13%, 08/01/39(b)	$1,220	$1,350,681
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	520	404,900
2.20%, 05/01/30 (Call 02/01/30)	560	460,903
2.65%, 10/15/26 (Call 07/15/26)	997	929,104
3.50%, 02/01/26 (Call 11/01/25)	870	838,258
3.70%, 08/01/27 (Call 05/01/27)	942	894,625
3.88%, 10/15/46 (Call 04/15/46)	715	523,486
3.95%, 01/15/50 (Call 07/15/49)(a)	1,002	757,368
4.45%, 02/01/47 (Call 08/01/46)	1,025	840,931
4.50%, 01/15/29 (Call 10/15/28)(a)	714	693,707
4.65%, 01/15/48 (Call 07/15/47)(a)	635	529,897
5.00%, 04/15/42 (Call 10/15/41)	552	480,134
5.15%, 08/01/43 (Call 02/01/43)	171	152,825
5.40%, 07/15/40 (Call 01/15/40)	583	535,485
5.40%, 01/15/49 (Call 07/15/48)(a)	751	699,231
6.90%, 04/15/38	677	729,590
7.50%, 04/01/31(a)	865	966,649
8.00%, 09/15/29	649	726,539
Series B, 7.70%, 06/01/29	540	599,183
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	887	798,005
1.63%, 07/16/32 (Call 04/16/32)(a)(b)	670	507,782
2.38%, 07/16/40 (Call 01/16/40)(b)	1,276	837,405
2.45%, 07/16/50 (Call 01/16/50)(a)(b)	570	326,229
2.70%, 04/01/25 (Call 03/01/25)(a)(b)	609	588,384
3.20%, 04/01/30 (Call 01/01/30)(b)	825	740,252
3.60%, 04/01/34 (Call 01/01/34)(b)	1,481	1,285,057
3.88%, 04/01/39 (Call 10/01/38)(a)(b)	895	738,716
3.95%, 04/01/44 (Call 10/01/43)(b)	635	502,582
3.95%, 04/01/49 (Call 10/01/48)(a)(b)	987	764,997
4.13%, 04/01/54 (Call 10/01/53)(b)	608	481,291
4.20%, 04/01/59 (Call 10/01/58)(a)(b)	721	565,040
4.55%, 04/20/28 (Call 03/20/28)(b)	1,655	1,629,997
4.65%, 04/20/31 (Call 02/20/31)(a)(b)	575	558,827
4.75%, 04/20/33 (Call 01/20/33)(b)	1,110	1,077,827
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	762	693,192
1.85%, 02/15/31 (Call 11/15/30)(a)	817	647,361
2.50%, 04/15/30 (Call 01/15/30)	627	532,217
3.25%, 11/15/25 (Call 08/15/25)	586	561,700
3.40%, 08/15/27 (Call 05/15/27)	1,496	1,407,728
4.20%, 08/15/47 (Call 02/15/47)(a)	470	375,432
4.95%, 04/15/33 (Call 01/15/33)(a)	725	694,450
Mondelez International Holdings Netherlands BV
1.25%, 09/24/26 (Call 08/24/26)(b)	1,140	1,021,085
4.25%, 09/15/25(b)	469	459,410
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,165	1,101,719
1.50%, 02/04/31 (Call 11/04/30)	435	341,470
1.88%, 10/15/32 (Call 07/15/32)	952	733,443
2.63%, 03/17/27 (Call 01/17/27)	1,080	1,002,610
2.63%, 09/04/50 (Call 03/04/50)	1,747	1,064,565
2.75%, 04/13/30 (Call 01/13/30)	952	829,177
3.00%, 03/17/32 (Call 12/17/31)	475	404,993
4.13%, 05/07/28 (Call 02/07/28)(a)	30	29,033
6.50%, 11/01/31	35	37,521
Nestle Holdings Inc.
0.63%, 01/15/26 (Call 12/15/25)(a)(b)	1,385	1,266,554
1.00%, 09/15/27 (Call 07/15/27)(b)	1,590	1,386,809
1.15%, 01/14/27 (Call 12/14/26)(a)(b)	978	876,522

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	$690	$550,338
1.50%, 09/14/28 (Call 07/14/28)(b)	635	545,080
1.88%, 09/14/31 (Call 06/14/31)(a)(b)	1,008	815,485
2.50%, 09/14/41 (Call 03/14/41)(a)(b)	727	503,678
2.63%, 09/14/51 (Call 03/14/51)(a)(b)	700	444,408
3.50%, 09/24/25 (Call 07/24/25)(b)	1,750	1,703,941
3.63%, 09/24/28 (Call 06/24/28)(b)	1,194	1,137,011
3.90%, 09/24/38 (Call 03/24/38)(b)	1,739	1,517,109
4.00%, 09/12/25 (Call 08/12/25)(b)	565	556,201
4.00%, 09/24/48 (Call 03/24/48)(a)(b)	2,759	2,302,639
4.13%, 10/01/27 (Call 09/01/27)(b)	735	719,340
4.25%, 10/01/29 (Call 08/01/29)(a)(b)	480	467,548
4.30%, 10/01/32 (Call 07/01/32)(a)(b)	630	611,400
4.70%, 01/15/53 (Call 07/15/52)(a)(b)	1,280	1,192,151
4.85%, 03/14/33 (Call 12/14/32)(b)	1,620	1,605,192
4.95%, 03/14/30 (Call 01/14/30)(b)	1,070	1,077,904
5.00%, 03/14/28 (Call 02/14/28)(b)	1,045	1,054,212
5.00%, 09/12/28 (Call 08/12/28)(a)(b)	580	587,462
5.00%, 09/12/30 (Call 07/12/30)(b)	555	560,673
5.00%, 09/12/33 (Call 06/12/33)(b)	300	302,009
5.25%, 03/13/26(b)	720	726,084
Sigma Alimentos SA de CV, 4.13%, 05/02/26
(Call 02/02/26)(b)	1,291	1,229,594
Sigma Finance Netherlands BV, 4.88%, 03/27/28
(Call 12/27/27)(b)	170	163,509
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(a)(b)	897	662,788
3.00%, 10/15/30 (Call 07/15/30)(b)	280	221,446
4.25%, 02/01/27 (Call 11/01/26)(b)	1,417	1,330,473
5.20%, 04/01/29 (Call 01/01/29)(b)	596	553,600
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	850	720,714
2.45%, 12/14/31 (Call 09/14/31)(a)	775	628,045
3.15%, 12/14/51 (Call 06/14/51)(a)	1,150	751,247
3.25%, 07/15/27 (Call 04/15/27)	1,066	994,615
3.30%, 07/15/26 (Call 04/15/26)	1,343	1,277,875
3.30%, 02/15/50 (Call 08/15/49)(a)	630	427,529
3.75%, 10/01/25 (Call 07/01/25)	955	925,748
4.45%, 03/15/48 (Call 09/15/47)	400	325,683
4.50%, 04/01/46 (Call 10/01/45)	552	453,353
4.85%, 10/01/45 (Call 04/01/45)	580	499,076
5.38%, 09/21/35	520	507,639
5.75%, 01/17/29 (Call 12/17/28)	475	484,109
5.95%, 04/01/30 (Call 01/01/30)	1,327	1,373,723
6.00%, 01/17/34 (Call 10/17/33)	475	494,730
6.60%, 04/01/40 (Call 10/01/39)	600	634,914
6.60%, 04/01/50 (Call 10/01/49)(a)	1,101	1,206,548
Tesco PLC, 6.15%, 11/15/37(b)	720	710,968
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	1,677	1,579,509
4.00%, 03/01/26 (Call 01/01/26)	1,487	1,444,399
4.35%, 03/01/29 (Call 12/01/28)	1,576	1,495,307
4.55%, 06/02/47 (Call 12/02/46)	931	728,502
4.88%, 08/15/34 (Call 02/15/34)(a)	971	904,299
5.10%, 09/28/48 (Call 03/28/48)	1,300	1,099,524
5.15%, 08/15/44 (Call 02/15/44)	829	712,832
Walmart Inc., 3.90%, 09/09/25	2,190	2,155,406
		174,989,988
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	980	895,176
Security	Par (000)	Value

Forest Products & Paper (continued)
4.20%, 01/29/30 (Call 10/29/29)(b)	$360	$320,242
4.25%, 04/30/29 (Call 01/30/29)(b)	382	343,566
5.15%, 01/29/50 (Call 07/29/49)(a)(b)	320	239,795
5.50%, 11/02/47 (Call 05/02/47)	681	537,397
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	520	406,302
Georgia-Pacific LLC
0.95%, 05/15/26 (Call 04/15/26)(a)(b)	1,541	1,386,813
1.75%, 09/30/25 (Call 08/30/25)(b)	957	897,011
2.10%, 04/30/27 (Call 02/28/27)(b)	489	443,480
2.30%, 04/30/30 (Call 01/30/30)(a)(b)	104	86,735
3.60%, 03/01/25 (Call 12/01/24)(b)	1,350	1,318,588
7.25%, 06/01/28(a)	948	1,015,662
7.75%, 11/15/29(a)	1,230	1,389,334
8.88%, 05/15/31	212	255,359
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	1,345	1,089,169
4.40%, 08/15/47 (Call 02/15/47)(a)	517	412,819
4.80%, 06/15/44 (Call 12/15/43)	1,110	949,550
5.00%, 09/15/35 (Call 03/15/35)(a)	745	715,864
5.15%, 05/15/46 (Call 11/15/45)(a)	210	186,330
6.00%, 11/15/41 (Call 05/15/41)(a)	1,306	1,309,492
7.30%, 11/15/39(a)	165	183,366
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)(b)	857	697,291
3.85%, 01/13/30 (Call 10/13/29)(a)(b)	525	463,840
4.38%, 04/04/27(b)	245	234,097
6.13%, 06/23/33 (Call 03/23/33)(b)	120	119,088
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(a)	811	827,835
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)(a)	850	727,334
3.13%, 01/15/32 (Call 10/15/31)(a)	1,170	927,139
3.75%, 01/15/31 (Call 10/15/30)	1,755	1,482,447
5.00%, 01/15/30 (Call 10/15/29)	1,454	1,368,730
6.00%, 01/15/29 (Call 10/15/28)	2,267	2,246,691
7.00%, 03/16/47 (Call 09/16/46)(a)(b)	1,632	1,638,370
Suzano International Finance BV
4.00%, 01/14/25(a)	415	405,953
5.50%, 01/17/27(a)	1,112	1,099,545
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	10	10,398
		26,630,808
Gas — 0.7%
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	1,791	1,752,858
4.25%, 07/15/27 (Call 04/15/27)(b)	1,036	988,235
5.00%, 03/23/35 (Call 12/23/34)(b)	575	520,846
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	995	776,280
2.63%, 09/15/29 (Call 06/15/29)	565	498,306
2.85%, 02/15/52 (Call 08/15/51)(a)	610	382,103
3.00%, 06/15/27 (Call 03/15/27)	580	543,662
3.38%, 09/15/49 (Call 03/15/49)	602	415,961
4.13%, 10/15/44 (Call 04/15/44)	804	674,725
4.13%, 03/15/49 (Call 09/15/48)	863	685,616
4.15%, 01/15/43 (Call 07/15/42)(a)	680	563,972
4.30%, 10/01/48 (Call 04/01/48)	597	487,124
5.45%, 10/15/32 (Call 07/15/32)	200	202,278
5.50%, 06/15/41 (Call 12/15/40)(a)	324	315,464
5.75%, 10/15/52 (Call 04/15/52)(a)	630	640,998
5.90%, 11/15/33 (Call 08/15/33)	670	694,939
6.20%, 11/15/53 (Call 05/15/53)(a)	265	285,850

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	$787	$689,438
3.15%, 08/01/27 (Call 05/01/27)(b)	684	627,797
3.76%, 03/16/32 (Call 12/16/31)(a)(b)	1,365	1,171,087
4.49%, 02/15/42(b)	755	603,403
6.12%, 07/20/53 (Call 01/20/53)(a)(b)	930	907,681
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	990	938,785
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	710	643,832
4.27%, 03/15/48 (Call 09/15/47)(a)(b)	816	588,135
4.49%, 03/04/49 (Call 09/04/48)(b)	372	273,656
4.50%, 03/10/46 (Call 09/10/45)(a)(b)	475	353,538
4.63%, 08/05/27 (Call 07/05/27)(b)	590	566,644
4.87%, 08/05/32 (Call 05/05/32)(b)	520	472,693
6.39%, 09/15/33 (Call 06/15/33)(b)	475	477,720
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)(a)	963	770,615
4.00%, 04/01/28 (Call 01/01/28)	409	390,571
4.10%, 09/01/47 (Call 03/01/47)	365	281,881
4.40%, 07/01/32 (Call 04/01/32)	760	704,562
5.25%, 03/01/28 (Call 02/01/28)	995	999,157
5.40%, 03/01/33 (Call 12/01/32)(a)	720	713,637
5.85%, 01/15/41 (Call 07/15/40)	532	529,053
6.63%, 11/01/37(a)	226	237,381
Centrica PLC, 5.38%, 10/16/43
(Call 04/16/43)(a)(b)	805	687,632
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(b)	808	756,884
2.00%, 06/15/30 (Call 03/15/30)(b)	1,312	1,044,405
3.00%, 06/15/50 (Call 12/15/49)(a)(b)	842	500,803
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30
(Call 02/15/30)(a)(b)	535	488,682
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(b)	880	812,215
3.59%, 01/18/52 (Call 07/18/51)(a)(b)	420	271,978
5.82%, 04/01/41(b)	1,010	933,885
5.99%, 03/06/33 (Call 12/06/32)(b)	285	279,765
Korea Gas Corp.
2.88%, 07/16/29(b)	755	674,318
6.25%, 01/20/42(b)	460	496,641
Nakilat Inc., 6.07%, 12/31/33(a)(b)	364	367,689
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	875	699,561
3.95%, 09/15/27 (Call 06/15/27)	615	571,233
4.75%, 09/01/28 (Call 06/01/28)	540	514,023
5.20%, 07/15/25 (Call 04/15/25)	715	707,255
5.50%, 01/15/26 (Call 12/15/25)	1,123	1,121,582
5.50%, 10/01/26	405	402,055
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	1,221	1,128,117
1.70%, 02/15/31 (Call 11/15/30)	902	700,272
2.95%, 09/01/29 (Call 06/01/29)(a)	853	754,528
3.49%, 05/15/27 (Call 02/15/27)	780	737,058
3.60%, 05/01/30 (Call 02/01/30)	1,028	921,462
3.95%, 03/30/48 (Call 09/30/47)	729	548,152
4.38%, 05/15/47 (Call 11/15/46)	1,415	1,129,131
4.80%, 02/15/44 (Call 08/15/43)	841	719,077
5.00%, 06/15/52 (Call 12/15/51)	625	541,744
5.25%, 03/30/28 (Call 02/29/28)	890	888,791
5.25%, 02/15/43 (Call 08/15/42)	551	497,330
5.40%, 06/30/33 (Call 03/30/33)	200	198,039
Security	Par (000)	Value

Gas (continued)
5.65%, 02/01/45 (Call 08/01/44)	$805	$764,237
5.80%, 02/01/42 (Call 08/01/41)	485	451,661
5.95%, 06/15/41 (Call 12/15/40)	324	317,285
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	433	353,475
4.25%, 09/01/32 (Call 06/01/32)(a)	330	304,580
4.50%, 11/01/48 (Call 05/01/48)	596	485,360
4.66%, 02/01/44 (Call 08/01/43)	832	702,048
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	475	387,059
3.35%, 06/01/50 (Call 12/01/49)	612	394,219
3.50%, 06/01/29 (Call 03/01/29)	1,094	989,579
3.64%, 11/01/46 (Call 05/01/46)	430	296,020
4.10%, 09/18/34 (Call 03/18/34)(a)	300	252,625
4.65%, 08/01/43 (Call 02/01/43)	374	311,889
5.05%, 05/15/52 (Call 11/15/51)	520	451,696
5.40%, 06/15/33 (Call 03/15/33)(a)	425	418,532
Promigas SA ESP/Gases del Pacifico SAC,
3.75%, 10/16/29 (Call 07/16/29)(b)	285	240,066
Sempra Global, 3.25%, 01/15/32
(Call 10/15/31)(b)	852	674,333
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	990	920,984
3.20%, 06/15/25 (Call 03/15/25)	844	817,403
3.75%, 09/15/42 (Call 03/15/42)	839	632,919
4.45%, 03/15/44 (Call 09/15/43)(a)	347	281,054
5.13%, 11/15/40(a)	525	483,401
5.20%, 06/01/33 (Call 03/01/33)(a)	895	881,557
5.75%, 06/01/53 (Call 12/01/52)	120	117,796
6.35%, 11/15/52 (Call 05/15/52)	630	673,697
Series KK, 5.75%, 11/15/35(a)	125	122,793
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	832	785,491
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	72	55,408
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	400	315,585
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	389	287,675
Series XX, 2.55%, 02/01/30 (Call 11/01/29)(a)	1,090	928,072
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	466	443,283
3.88%, 11/15/25 (Call 08/15/25)	972	939,945
3.95%, 10/01/46 (Call 04/01/46)	512	369,271
4.40%, 06/01/43 (Call 12/01/42)	785	625,256
4.40%, 05/30/47 (Call 11/30/46)	930	730,407
5.15%, 09/15/32 (Call 03/15/32)	625	609,685
5.75%, 09/15/33 (Call 03/15/33)	610	617,349
5.88%, 03/15/41 (Call 09/15/40)	535	512,691
6.00%, 10/01/34	160	152,636
Series 2020-A, 1.75%, 01/15/31
(Call 10/15/30)	634	494,934
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	645	401,315
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	594	482,556
3.18%, 08/15/51 (Call 02/15/51)	440	262,930
3.70%, 04/01/28 (Call 01/01/28)	313	292,018
3.80%, 09/29/46 (Call 03/29/46)(a)	145	101,505
4.05%, 03/15/32 (Call 12/15/31)(a)	625	557,164
4.15%, 06/01/49 (Call 12/01/48)	466	342,503
5.45%, 03/23/28 (Call 02/23/28)	220	219,465
5.80%, 12/01/27 (Call 11/01/27)	690	700,457
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	235	180,842

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Spire Missouri Inc.
3.30%, 06/01/51 (Call 12/01/50)	$490	$321,867
4.80%, 02/15/33 (Call 11/15/32)	315	302,730
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	840	576,857
Series K, 3.80%, 09/15/46 (Call 03/15/46)	771	546,623
		69,347,578
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)(a)	399	319,701
4.63%, 06/15/28 (Call 03/15/28)	455	435,085
Regal Rexnord Corp.
6.05%, 02/15/26(b)	540	539,057
6.05%, 04/15/28 (Call 03/15/28)(b)	1,405	1,382,355
6.30%, 02/15/30 (Call 12/15/29)(b)	775	765,888
6.40%, 04/15/33 (Call 01/15/33)(a)(b)	1,595	1,571,841
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(a)	711	489,944
3.25%, 03/01/27 (Call 12/01/26)	400	378,497
4.10%, 03/01/48 (Call 09/01/47)	523	424,095
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/24)	204	195,547
2.30%, 03/15/30 (Call 12/15/29)	1,211	995,273
2.75%, 11/15/50 (Call 05/15/50)	835	476,152
3.40%, 03/01/26 (Call 01/01/26)	1,045	998,178
4.00%, 03/15/60 (Call 03/15/25), (5-year CMT + 2.657%)(d)	826	667,089
4.25%, 11/15/28 (Call 08/15/28)(a)	832	788,968
4.85%, 11/15/48 (Call 05/15/48)	570	477,422
5.20%, 09/01/40	752	684,350
6.00%, 03/06/28 (Call 02/06/28)(a)	770	788,313
		12,377,755
Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	1,087	950,656
1.40%, 06/30/30 (Call 03/30/30)(a)	1,181	969,314
2.95%, 03/15/25 (Call 12/15/24)(a)	1,284	1,250,007
3.75%, 11/30/26 (Call 08/30/26)	2,240	2,182,926
3.88%, 09/15/25 (Call 06/15/25)	437	429,782
4.75%, 11/30/36 (Call 05/30/36)	1,803	1,763,986
4.75%, 04/15/43 (Call 10/15/42)(a)	398	381,394
4.90%, 11/30/46 (Call 05/30/46)	3,358	3,244,097
5.30%, 05/27/40	1,236	1,254,168
6.00%, 04/01/39	1,106	1,204,639
6.15%, 11/30/37	980	1,078,224
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	798	658,035
2.30%, 03/12/31 (Call 12/12/30)	1,452	1,198,433
2.75%, 09/15/29 (Call 06/15/29)	729	635,966
3.05%, 09/22/26 (Call 06/22/26)	492	463,422
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(a)(b)	1,445	1,209,360
2.75%, 09/23/26 (Call 07/23/26)(b)	588	547,526
3.00%, 09/23/29 (Call 06/23/29)(b)	1,193	1,043,619
3.80%, 09/23/49 (Call 03/23/49)(a)(b)	440	328,062
5.38%, 12/06/32 (Call 09/06/32)(b)	963	956,057
5.75%, 12/06/52 (Call 06/06/52)(a)(b)	975	973,386
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)(a)	1,356	1,043,874
1.92%, 02/01/27 (Call 01/01/27)	2,201	1,980,904
Security	Par (000)	Value

Health Care - Products (continued)
2.27%, 12/01/28 (Call 10/01/28)	$2,005	$1,732,654
2.54%, 02/01/32 (Call 11/01/31)(a)	875	701,412
2.60%, 08/15/26 (Call 05/15/26)	754	700,588
3.13%, 12/01/51 (Call 06/01/51)(a)	1,020	641,574
3.50%, 08/15/46 (Call 02/15/46)	617	409,839
3.95%, 04/01/30 (Call 01/01/30)	711	649,751
4.50%, 06/15/43 (Call 12/15/42)	485	379,482
6.25%, 12/01/37	231	231,405
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	912	865,215
2.65%, 06/01/30 (Call 03/01/30)	1,837	1,583,360
3.75%, 03/01/26 (Call 01/01/26)(a)	345	332,254
4.00%, 03/01/29 (Call 12/01/28)	135	126,524
4.55%, 03/01/39 (Call 09/01/38)	555	498,641
4.70%, 03/01/49 (Call 09/01/48)(a)	475	424,814
6.50%, 11/15/35	755	817,980
7.38%, 01/15/40	395	448,656
Covidien International Finance SA, 6.55%, 10/15/37	248	269,952
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	1,050	646,755
2.80%, 12/10/51 (Call 06/10/51)(a)	1,640	1,040,429
3.35%, 09/15/25 (Call 06/15/25)	932	902,113
4.38%, 09/15/45 (Call 03/15/45)(a)	692	601,652
DENTSPLY SIRONA Inc., 3.25%, 06/01/30
(Call 03/01/30)	994	852,115
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	1,155	1,011,314
3.25%, 11/15/39 (Call 05/15/39)	399	308,711
3.40%, 11/15/49 (Call 05/15/49)	1,079	782,499
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)(a)	1,214	1,163,400
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)	2,220	2,222,517
5.65%, 11/15/27 (Call 10/15/27)	2,314	2,343,262
5.86%, 03/15/30 (Call 01/15/30)	1,145	1,166,821
5.91%, 11/22/32 (Call 08/22/32)	575	586,690
6.38%, 11/22/52 (Call 05/22/52)	1,470	1,578,388
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	1,396	1,293,979
3.63%, 03/15/32 (Call 12/15/31)	2,519	2,174,343
4.38%, 03/15/42 (Call 09/15/41)	1,065	841,122
Koninklijke Philips NV
5.00%, 03/15/42(a)	641	546,315
6.88%, 03/11/38	1,115	1,175,835
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	800	783,593
4.50%, 03/30/33 (Call 12/30/32)	1,080	1,039,754
Medtronic Inc.
4.38%, 03/15/35	2,925	2,743,060
4.63%, 03/15/45	2,654	2,415,763
Olympus Corp., 2.14%, 12/08/26
(Call 11/08/26)(b)	830	752,005
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)(a)	930	785,054
2.25%, 09/15/31 (Call 06/15/31)	460	360,510
2.55%, 03/15/31 (Call 12/15/30)(a)	980	791,668
3.30%, 09/15/29 (Call 06/15/29)	1,275	1,120,482
3.63%, 03/15/51 (Call 09/15/50)(a)	510	340,137
Smith & Nephew PLC, 2.03%, 10/14/30
(Call 07/14/30)	1,532	1,214,355

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	$1,142	$947,471
3.75%, 03/15/51 (Call 09/15/50)	839	604,519
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	662	620,918
1.95%, 06/15/30 (Call 03/15/30)	1,593	1,313,927
2.90%, 06/15/50 (Call 12/15/49)(a)	690	456,858
3.38%, 11/01/25 (Call 08/01/25)	958	923,939
3.50%, 03/15/26 (Call 12/15/25)	1,529	1,472,677
3.65%, 03/07/28 (Call 12/07/27)	844	801,263
4.10%, 04/01/43 (Call 10/01/42)	1,036	844,823
4.38%, 05/15/44 (Call 11/15/43)	578	490,463
4.63%, 03/15/46 (Call 09/15/45)	1,083	967,814
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)(a)	1,082	940,525
2.00%, 10/15/31 (Call 07/15/31)(a)	2,079	1,686,078
2.60%, 10/01/29 (Call 07/01/29)	1,398	1,237,096
2.80%, 10/15/41 (Call 04/15/41)	1,620	1,148,512
4.10%, 08/15/47 (Call 02/15/47)	1,063	885,024
4.80%, 11/21/27 (Call 10/21/27)(a)	875	877,808
4.95%, 08/10/26 (Call 07/10/26)(a)	455	456,159
4.95%, 11/21/32 (Call 08/21/32)(a)	630	624,535
4.98%, 08/10/30 (Call 06/10/30)	555	554,148
5.00%, 12/05/26 (Call 11/05/26)	600	601,450
5.00%, 01/31/29 (Call 12/31/28)	1,225	1,227,142
5.09%, 08/10/33 (Call 05/10/33)	830	828,180
5.20%, 01/31/34 (Call 10/31/33)	600	600,859
5.30%, 02/01/44 (Call 08/01/43)	509	497,004
5.40%, 08/10/43 (Call 04/10/43)	800	797,835
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	1,165	948,594
3.05%, 01/15/26 (Call 12/15/25)	1,163	1,108,785
3.55%, 04/01/25 (Call 01/01/25)	1,021	992,986
3.55%, 03/20/30 (Call 12/20/29)(a)	745	653,904
4.25%, 08/15/35 (Call 02/15/35)(a)	377	317,216
4.45%, 08/15/45 (Call 02/15/45)(a)	545	442,984
5.35%, 12/01/28 (Call 11/01/28)	600	601,018
5.75%, 11/30/39(a)	487	466,657
		98,085,750
Health Care - Services — 2.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)(a)	50	31,228
Adventist Health System, 5.43%, 03/01/32
(Call 12/01/31)(a)	425	418,636
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	942	828,388
3.63%, 03/01/49 (Call 09/01/48)	525	364,398
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	232	164,248
3.83%, 08/15/28 (Call 05/15/28)	170	161,367
4.27%, 08/15/48 (Call 02/15/48)(a)	377	315,829
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	65	53,925
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	625	417,951
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)(a)	1,410	1,029,638
4.13%, 11/15/42 (Call 05/15/42)	311	242,139
4.50%, 05/15/42 (Call 11/15/41)	997	825,824
4.75%, 03/15/44 (Call 09/15/43)	635	533,531
6.63%, 06/15/36(a)	1,095	1,175,212
6.75%, 12/15/37	1,150	1,229,256
Security	Par (000)	Value

Health Care - Services (continued)
AHS Hospital Corp.
5.02%, 07/01/45	$645	$591,437
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	735	443,869
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)(a)	155	92,367
4.81%, 11/15/45 (Call 05/15/45)(a)	320	279,324
Series 2019, 3.89%, 04/15/49	983	756,314
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	735	672,870
4.55%, 05/15/52 (Call 11/15/51)	982	830,853
Ascension Health
3.95%, 11/15/46	835	659,280
4.85%, 11/15/53(a)	447	407,627
Series B, 2.53%, 11/15/29 (Call 08/15/29)	808	702,678
Series B, 3.11%, 11/15/39 (Call 05/15/39)	1,710	1,261,861
Banner Health
1.90%, 01/01/31 (Call 07/01/30)(a)	470	371,567
2.34%, 01/01/30 (Call 10/01/29)	650	545,384
2.91%, 01/01/42 (Call 07/01/41)	395	270,696
2.91%, 01/01/51 (Call 07/01/50)(a)	535	332,078
Series 2020, 3.18%, 01/01/50
(Call 07/01/49)(a)	434	289,716
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	605	486,473
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71
(Call 05/15/71)(a)	105	58,304
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	494	339,124
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)(a)	315	244,633
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	450	352,713
4.19%, 11/15/45 (Call 05/15/45)	1,162	963,896
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	414	325,477
Series 2021, 2.84%, 11/15/50
(Call 11/15/49)(a)	630	398,823
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	525	311,886
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	1,115	1,067,849
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	655	583,482
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	630	491,448
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	725	468,024
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50
(Call 01/01/50)	620	406,055
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(a)	420	337,255
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	2,660	2,305,642
2.50%, 03/01/31 (Call 12/01/30)	2,635	2,103,125
2.63%, 08/01/31 (Call 05/01/31)	1,865	1,481,174
3.00%, 10/15/30 (Call 07/15/30)	2,845	2,373,840
3.38%, 02/15/30 (Call 02/15/25)	2,435	2,105,832
4.25%, 12/15/27 (Call 12/15/23)	1,985	1,873,840
4.63%, 12/15/29 (Call 12/15/24)	3,705	3,440,956
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	825	474,075

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	$215	$176,753
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	90	54,632
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	644	547,343
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	610	376,776
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	515	316,206
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)	895	860,713
City of Hope
Series 2013, 5.62%, 11/15/43	305	284,212
Series 2018, 4.38%, 08/15/48
(Call 02/15/48)(a)	635	501,482
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	365	309,981
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	472	436,283
2.78%, 10/01/30 (Call 04/01/30)	53	43,887
3.35%, 10/01/29 (Call 04/01/29)	788	698,606
3.82%, 10/01/49 (Call 04/01/49)	482	345,809
3.91%, 10/01/50 (Call 04/01/50)	620	445,552
4.19%, 10/01/49 (Call 04/01/49)	1,058	804,356
4.35%, 11/01/42(a)	640	520,574
6.46%, 11/01/52 (Call 05/01/24)(a)	300	316,673
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	537	331,039
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	569	408,247
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	749	508,967
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	622	461,275
Dignity Health
4.50%, 11/01/42	100	82,074
5.27%, 11/01/64(a)	340	297,811
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	1,027	814,558
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	991	911,500
2.25%, 05/15/30 (Call 02/15/30)	1,679	1,407,445
2.38%, 01/15/25 (Call 12/15/24)	1,178	1,137,043
2.55%, 03/15/31 (Call 12/15/30)	1,531	1,276,893
2.88%, 09/15/29 (Call 06/15/29)	1,472	1,308,311
3.13%, 05/15/50 (Call 11/15/49)	1,389	922,640
3.35%, 12/01/24 (Call 10/01/24)	1,079	1,054,121
3.60%, 03/15/51 (Call 09/15/50)	890	644,424
3.65%, 12/01/27 (Call 09/01/27)	1,865	1,771,942
3.70%, 09/15/49 (Call 03/15/49)	1,108	814,545
4.10%, 03/01/28 (Call 12/01/27)	1,935	1,866,479
4.38%, 12/01/47 (Call 06/01/47)	1,115	930,954
4.55%, 03/01/48 (Call 09/01/47)	1,130	962,665
4.63%, 05/15/42	1,207	1,055,432
4.65%, 01/15/43	1,425	1,243,086
4.65%, 08/15/44 (Call 02/15/44)(a)	965	838,448
4.75%, 02/15/33 (Call 11/15/32)	1,165	1,122,095
4.85%, 08/15/54 (Call 02/15/54)	315	259,622
4.90%, 02/08/26 (Call 02/08/24)	895	886,366
5.10%, 01/15/44	1,126	1,028,490
5.13%, 02/15/53 (Call 08/15/52)	1,430	1,325,639
Security	Par (000)	Value

Health Care - Services (continued)
5.35%, 10/15/25 (Call 09/15/25)	$885	$884,285
5.50%, 10/15/32 (Call 07/15/32)	820	827,727
5.85%, 01/15/36	345	350,244
5.95%, 12/15/34(a)	490	500,824
6.10%, 10/15/52 (Call 04/15/52)	1,020	1,080,106
6.38%, 06/15/37	655	693,204
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49
(Call 01/01/49)(a)	187	131,826
Fred Hutchinson Cancer Center, 4.97%, 01/01/52
(Call 07/01/51)	265	241,471
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(b)	1,332	1,171,511
2.38%, 02/16/31 (Call 11/16/30)(b)	981	722,868
3.00%, 12/01/31 (Call 09/01/31)(b)	680	511,215
3.75%, 06/15/29 (Call 03/15/29)(b)	859	732,182
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	580	473,176
4.50%, 07/01/57 (Call 01/01/57)	407	338,559
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	760	507,506
Series 2020, 2.88%, 09/01/50
(Call 03/01/50)(a)	655	412,097
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	205	136,691
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	1,330	1,058,091
3.38%, 03/15/29 (Call 01/15/29)	605	542,927
3.50%, 09/01/30 (Call 03/01/30)	2,580	2,268,355
3.50%, 07/15/51 (Call 01/15/51)	1,945	1,274,456
4.13%, 06/15/29 (Call 03/15/29)	2,286	2,120,293
4.50%, 02/15/27 (Call 08/15/26)	1,581	1,533,537
4.63%, 03/15/52 (Call 09/15/51)	2,610	2,066,966
5.13%, 06/15/39 (Call 12/15/38)	1,381	1,240,258
5.20%, 06/01/28 (Call 05/01/28)	500	492,856
5.25%, 04/15/25	1,698	1,684,806
5.25%, 06/15/26 (Call 12/15/25)	1,780	1,764,679
5.25%, 06/15/49 (Call 12/15/48)	1,913	1,659,465
5.38%, 02/01/25	2,302	2,288,485
5.38%, 09/01/26 (Call 03/01/26)	1,402	1,395,113
5.50%, 06/01/33 (Call 03/01/33)	1,150	1,130,745
5.50%, 06/15/47 (Call 12/15/46)	1,891	1,697,899
5.63%, 09/01/28 (Call 03/01/28)	2,183	2,188,747
5.88%, 02/15/26 (Call 08/15/25)(a)	2,137	2,140,934
5.88%, 02/01/29 (Call 08/01/28)	1,690	1,704,977
5.90%, 06/01/53 (Call 12/01/52)(a)	1,295	1,231,421
7.50%, 11/06/33	805	876,482
7.69%, 06/15/25	600	615,086
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(a)(b)	1,010	950,218
2.20%, 06/01/30 (Call 03/01/30)(a)(b)	1,684	1,389,842
3.20%, 06/01/50 (Call 12/01/49)(b)	631	416,752
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(b)	1,418	1,279,880
2.55%, 05/10/31 (Call 02/10/31)(b)	962	747,368
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	385	288,358
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	174	154,556
2.15%, 02/03/32 (Call 11/03/31)	1,567	1,230,963
3.13%, 08/15/29 (Call 05/15/29)	175	157,774
3.70%, 03/23/29 (Call 02/23/29)(a)	1,040	972,476

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.95%, 03/15/27 (Call 12/15/26)(a)	$1,107	$1,065,206
3.95%, 08/15/49 (Call 02/15/49)	608	461,839
4.50%, 04/01/25 (Call 03/01/25)	743	732,607
4.63%, 12/01/42 (Call 06/01/42)	971	832,482
4.80%, 03/15/47 (Call 09/14/46)(a)	604	523,429
4.88%, 04/01/30 (Call 01/01/30)	675	658,044
4.95%, 10/01/44 (Call 04/01/44)	739	656,440
5.50%, 03/15/53 (Call 09/15/52)	675	648,461
5.70%, 03/13/26 (Call 03/13/24)	90	89,996
5.75%, 03/01/28 (Call 02/01/28)	810	826,347
5.75%, 12/01/28 (Call 11/01/28)	365	372,202
5.88%, 03/01/33 (Call 12/01/32)	725	742,726
5.95%, 03/15/34 (Call 12/15/33)	250	257,091
8.15%, 06/15/38	570	664,672
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	946	758,153
Series 2021, 2.85%, 11/01/51
(Call 05/01/51)(a)	325	207,357
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)(a)	390	314,688
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	640	456,939
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	530	376,099
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)(b)	950	947,273
6.25%, 02/01/29 (Call 01/01/29)(a)(b)	85	86,276
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46(a)	765	596,686
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	1,090	1,026,218
4.15%, 05/01/47 (Call 11/01/46)	2,317	1,897,239
4.88%, 04/01/42	1,242	1,130,809
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	842	573,826
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	650	450,666
Series 2021, 3.00%, 06/01/51
(Call 12/01/50)(a)	2,015	1,303,941
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	1,005	916,127
2.30%, 12/01/24 (Call 11/01/24)(a)	535	516,744
2.70%, 06/01/31 (Call 03/01/31)	915	758,454
2.95%, 12/01/29 (Call 09/01/29)(a)	860	751,651
3.60%, 02/01/25 (Call 11/01/24)	1,235	1,205,996
3.60%, 09/01/27 (Call 06/01/27)	750	712,501
4.70%, 02/01/45 (Call 08/01/44)	1,742	1,494,891
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	15	11,476
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	545	368,042
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	920	601,917
Mayo Clinic
3.77%, 11/15/43	355	285,212
Series 2013, 4.00%, 11/15/47(a)	30	24,732
Series 2016, 4.13%, 11/15/52(a)	290	238,958
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	583	374,001
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	498	407,614
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	300	208,279
Memorial Health Services, 3.45%, 11/01/49
(Call 05/01/49)	715	508,084
Security	Par (000)	Value

Health Care - Services (continued)
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	$388	$308,125
5.00%, 07/01/42(a)	285	265,447
Series 2015, 4.20%, 07/01/55(a)	312	250,616
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	200	129,939
Mercy Health/OH, Series 2018, 4.30%, 07/01/28
(Call 01/01/28)(a)	250	239,339
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	974	589,734
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	580	390,191
Montefiore Obligated Group
4.29%, 09/01/50	329	190,384
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	486	349,576
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	345	252,034
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	475	359,597
Series 2019, 3.74%, 07/01/49
(Call 01/01/49)(a)	785	555,504
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	585	379,464
MultiCare Health System, 2.80%, 08/15/50
(Call 02/15/50)(a)	620	357,521
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)(a)	549	481,769
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	170	109,519
2.61%, 08/01/60 (Call 02/01/60)(a)	238	125,768
3.56%, 08/01/36	110	88,683
4.02%, 08/01/45	610	488,329
4.06%, 08/01/56	149	115,997
4.76%, 08/01/2116(a)	255	203,100
Series 2019, 3.95%, 08/01/2119
(Call 02/01/2119)	410	279,436
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	227	158,691
3.98%, 11/01/46 (Call 11/01/45)(a)	625	470,973
4.26%, 11/01/47 (Call 11/01/46)	1,166	912,898
6.15%, 11/01/43	685	677,544
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51
(Call 01/15/51)(a)	240	146,716
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	1,035	753,784
3.17%, 11/01/51 (Call 05/01/51)(a)	999	644,499
3.32%, 11/01/61 (Call 05/01/61)(a)	608	373,816
4.37%, 11/01/43	235	195,083
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(a)	730	421,500
Ochsner Clinic Foundation, 5.90%, 05/15/45
(Call 11/15/44)(a)	490	469,781
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)(a)	700	563,822
2.83%, 11/15/41 (Call 05/15/41)	805	548,592
Series 2020, 3.04%, 11/15/50
(Call 05/15/50)(a)	153	103,923
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	385	262,015
4.09%, 10/01/48 (Call 04/01/48)	457	354,345

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	$680	$562,849
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	751	688,606
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	655	398,003
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	735	570,090
2.86%, 01/01/52 (Call 07/01/51)	595	361,555
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	555	370,112
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	657	595,432
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	570	518,062
Providence St Joseph Health Obligated Group
5.40%, 10/01/33 (Call 04/01/33)	245	239,658
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	1,020	866,075
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)(a)	918	511,335
Series A, 3.93%, 10/01/48 (Call 04/01/48)(a)	677	496,525
Series H, 2.75%, 10/01/26 (Call 07/01/26)	706	656,041
Series I, 3.74%, 10/01/47	603	429,847
Queen’s Health Systems (The), 4.81%, 07/01/52
(Call 01/01/52)(a)	150	133,098
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)(a)	587	490,816
2.95%, 06/30/30 (Call 03/30/30)	1,293	1,111,185
3.45%, 06/01/26 (Call 03/01/26)	890	852,048
3.50%, 03/30/25 (Call 12/30/24)	596	579,851
4.20%, 06/30/29 (Call 03/30/29)	735	699,924
4.70%, 03/30/45 (Call 09/30/44)(a)	536	457,908
6.40%, 11/30/33 (Call 08/30/33)	240	254,083
Rady Children’s Hospital-San Diego/CA, Series
21A, 3.15%, 08/15/51 (Call 08/15/50)	105	69,503
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	665	609,607
1.93%, 12/13/28 (Call 10/13/28)(b)	2,885	2,507,160
2.08%, 12/13/31 (Call 09/13/31)(a)(b)	2,980	2,409,534
2.13%, 03/10/25 (Call 02/10/25)(b)	585	563,550
2.31%, 03/10/27 (Call 02/10/27)(a)(b)	995	921,470
2.38%, 01/28/27 (Call 10/28/26)(b)	905	837,128
2.61%, 12/13/51 (Call 06/13/51)(b)	2,530	1,569,507
2.63%, 05/15/26 (Call 02/15/26)(b)	1,145	1,086,811
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	782	753,894
3.63%, 09/17/28 (Call 06/17/28)(a)(b)	1,285	1,220,601
4.00%, 11/28/44 (Call 05/28/44)(a)(b)	875	727,475
5.27%, 11/13/26 (Call 10/13/26)(b)	1,425	1,439,606
5.34%, 11/13/28 (Call 10/13/28)(b)	1,600	1,628,681
5.49%, 11/13/30 (Call 09/13/30)(b)	1,600	1,641,796
5.59%, 11/13/33 (Call 08/13/33)(b)	1,600	1,662,279
7.00%, 03/01/39(b)	1,170	1,380,968
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	545	502,592
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)(a)	570	407,464
3.95%, 07/01/46 (Call 07/01/45)(a)	755	582,923
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(a)	892	543,728
Sentara Healthcare, 2.93%, 11/01/51
(Call 05/01/51)	140	88,972
Sharp HealthCare, Series 20B, 2.68%, 08/01/50
(Call 08/01/49)	60	36,302
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	453	394,101
Security	Par (000)	Value

Health Care - Services (continued)
SSM Health Care Corp.
4.89%, 06/01/28(a)	$410	$406,413
Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	1,308	1,250,457
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)(a)	640	421,491
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	926	706,318
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	290	257,285
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	310	204,979
Sutter Health
Series 2018, 3.70%, 08/15/28
(Call 05/15/28)(a)	302	283,099
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	420	330,584
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	65	60,233
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	335	274,902
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	333	240,093
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	360	246,308
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	375	206,877
4.33%, 11/15/55	380	317,458
Toledo Hospital (The), 5.75%, 11/15/38
(Call 11/15/28)	394	384,836
Trinity Health Corp.
4.13%, 12/01/45(a)	915	738,267
Series 2019, 3.43%, 12/01/48	485	358,134
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	535	361,066
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	320	283,933
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	525	506,029
1.15%, 05/15/26 (Call 04/15/26)	1,125	1,031,007
1.25%, 01/15/26	926	859,142
2.00%, 05/15/30	1,582	1,322,879
2.30%, 05/15/31 (Call 02/15/31)	1,500	1,250,677
2.75%, 05/15/40 (Call 11/15/39)	1,840	1,315,603
2.88%, 08/15/29	515	464,251
2.90%, 05/15/50 (Call 11/15/49)	1,630	1,059,187
2.95%, 10/15/27	631	588,514
3.05%, 05/15/41 (Call 11/15/40)	1,470	1,086,169
3.10%, 03/15/26	785	754,211
3.13%, 05/15/60 (Call 11/15/59)(a)	1,065	687,734
3.25%, 05/15/51 (Call 11/15/50)	2,435	1,711,506
3.38%, 04/15/27(a)	960	915,453
3.45%, 01/15/27	1,102	1,055,883
3.50%, 08/15/39 (Call 02/15/39)	1,636	1,310,943
3.70%, 12/15/25	2	1,949
3.70%, 08/15/49 (Call 02/15/49)	1,461	1,105,849
3.75%, 07/15/25	1,626	1,591,761
3.75%, 10/15/47 (Call 04/15/47)	1,574	1,216,601
3.85%, 06/15/28	1,585	1,521,643
3.88%, 12/15/28	1,261	1,206,852
3.88%, 08/15/59 (Call 02/15/59)	987	740,571
3.95%, 10/15/42 (Call 04/15/42)	698	568,728
4.00%, 05/15/29 (Call 03/15/29)	1,427	1,367,849
4.20%, 05/15/32 (Call 02/15/32)	2,235	2,106,451
4.20%, 01/15/47 (Call 07/15/46)	685	563,457
4.25%, 01/15/29 (Call 12/15/28)	1,670	1,628,688
4.25%, 03/15/43 (Call 09/15/42)	623	536,456
4.25%, 04/15/47 (Call 10/15/46)	781	646,813
4.25%, 06/15/48 (Call 12/15/47)	1,697	1,412,988
4.38%, 03/15/42 (Call 09/15/41)	996	856,298
4.45%, 12/15/48 (Call 06/15/48)	1,258	1,085,793

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.50%, 04/15/33 (Call 01/15/33)	$1,935	$1,855,062
4.63%, 07/15/35	100	96,080
4.63%, 11/15/41 (Call 05/15/41)	1,236	1,112,595
4.75%, 07/15/45	2,065	1,885,953
4.75%, 05/15/52 (Call 11/15/51)	1,960	1,765,631
4.95%, 05/15/62 (Call 11/15/61)	1,315	1,199,097
5.05%, 04/15/53 (Call 10/15/52)	2,400	2,273,994
5.15%, 10/15/25(a)	725	728,435
5.20%, 04/15/63 (Call 10/15/62)	2,120	2,023,547
5.25%, 02/15/28 (Call 01/15/28)(a)	1,195	1,218,340
5.30%, 02/15/30 (Call 12/15/29)	1,345	1,373,509
5.35%, 02/15/33 (Call 11/15/32)(a)	2,415	2,465,474
5.70%, 10/15/40 (Call 04/15/40)	700	712,756
5.80%, 03/15/36	1,699	1,784,603
5.88%, 02/15/53 (Call 08/15/52)	2,500	2,656,691
5.95%, 02/15/41 (Call 08/15/40)(a)	835	868,212
6.05%, 02/15/63 (Call 08/15/62)	1,815	1,960,838
6.50%, 06/15/37(a)	1,348	1,500,177
6.63%, 11/15/37	894	1,004,680
6.88%, 02/15/38	1,083	1,258,647
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	1,061	953,286
2.65%, 10/15/30 (Call 07/15/30)	1,190	967,996
2.65%, 01/15/32 (Call 10/15/31)	847	666,566
UPMC
5.04%, 05/15/33 (Call 02/15/33)	25	24,519
5.38%, 05/15/43 (Call 11/15/42)(a)	130	124,324
Series D-1, 3.60%, 04/03/25	700	681,400
WakeMed, Series A, 3.29%, 10/01/52
(Call 04/01/52)	135	88,489
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50
(Call 12/01/49)(a)	201	123,041
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	737	614,177
Series 2021, 3.07%, 03/01/51
(Call 09/01/50)(a)	303	177,658
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	190	106,892
		275,008,160
Holding Companies - Diversified — 0.5%
Alfa SAB de CV, 6.88%, 03/25/44
(Call 09/25/43)(b)	300	277,908
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	1,670	1,495,301
2.88%, 06/15/27 (Call 05/15/27)	710	633,303
2.88%, 06/15/28 (Call 04/15/28)	1,498	1,277,952
3.20%, 11/15/31 (Call 08/15/31)(a)	930	736,263
3.25%, 07/15/25 (Call 06/15/25)	1,447	1,369,791
3.88%, 01/15/26 (Call 12/15/25)	1,561	1,478,795
4.25%, 03/01/25 (Call 01/01/25)	809	783,928
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)(a)	694	610,042
2.95%, 03/10/26 (Call 02/10/26)	734	662,781
Barings BDC Inc., 3.30%, 11/23/26
(Call 10/23/26)	400	358,031
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	1,505	1,325,089
2.70%, 01/15/25 (Call 01/15/24)	920	880,751
3.25%, 03/15/27 (Call 02/15/27)	1,408	1,251,661
4.00%, 01/15/29 (Call 11/15/28)(a)	802	703,917
Security	Par (000)	Value

Holding Companies - Diversified (continued)
4.70%, 03/24/25	$700	$681,951
7.05%, 09/29/25(a)	1,095	1,106,675
7.30%, 11/27/28 (Call 10/27/28)(b)	325	324,298
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(a)	678	586,737
2.75%, 09/16/26 (Call 08/16/26)	1,215	1,085,873
2.85%, 09/30/28 (Call 07/30/28)(a)	770	644,110
3.63%, 01/15/26 (Call 12/15/25)	1,285	1,203,523
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	1,047	920,542
2.88%, 06/11/28 (Call 04/11/28)	485	413,540
3.40%, 07/15/26 (Call 06/15/26)	1,383	1,259,472
3.75%, 07/22/25 (Call 06/22/25)	791	749,383
4.00%, 03/30/25 (Call 02/28/25)(a)	481	461,523
4.25%, 01/15/26 (Call 12/15/25)	892	842,701
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	815	727,259
4.70%, 02/08/27 (Call 02/08/24)	1,225	1,127,418
5.50%, 03/21/25	704	687,275
7.75%, 09/16/27 (Call 08/16/27)	500	500,475
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)(a)	377	321,752
3.75%, 06/17/26 (Call 05/17/26)(b)	551	496,686
4.75%, 12/15/25 (Call 11/15/25)(b)	905	845,544
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)	25	23,295
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	853	796,622
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	470	445,872
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(a)(b)	1,728	1,513,834
3.38%, 09/06/49 (Call 03/06/49)(a)(b)	1,395	986,222
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(a)(b)	414	382,514
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	854	780,890
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	430	374,760
3.13%, 10/12/28 (Call 08/12/28)	955	804,200
3.25%, 07/15/27 (Call 06/15/27)(a)	637	561,614
3.40%, 01/15/26 (Call 12/15/25)	1,304	1,212,871
4.13%, 02/01/25 (Call 01/01/25)(a)	906	878,063
4.25%, 02/14/25 (Call 01/14/25)(b)	310	299,120
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)(a)	481	450,043
3.75%, 02/10/25 (Call 01/10/25)(a)	618	600,192
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	705	606,980
2.50%, 08/24/26 (Call 07/24/26)	641	569,612
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(b)	330	376,568
JAB Holdings BV
2.20%, 11/23/30 (Call 08/23/30)(b)	342	266,039
3.75%, 05/28/51 (Call 11/28/50)(b)	805	511,258
4.50%, 04/08/52 (Call 10/08/51)(b)	615	448,673
Main Street Capital Corp., 3.00%, 07/14/26
(Call 06/14/26)	995	896,544
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)(a)	495	466,424

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	$445	$388,498
3.50%, 02/25/25 (Call 01/25/25)	460	440,353
Owl Rock Capital Corp. II, 4.63%, 11/26/24
(Call 10/25/24)(b)	750	737,319
Owl Rock Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)	655	567,750
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	625	546,801
3.44%, 10/15/28 (Call 08/15/28)	404	325,166
3.71%, 01/22/26 (Call 12/22/25)	778	709,130
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70
(Call 01/16/70)(a)(b)	785	508,766
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26 (Call 07/01/26)	160	143,464
		47,451,707
Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	1,067	952,635
1.40%, 10/15/27 (Call 08/15/27)	892	777,372
2.60%, 10/15/25 (Call 09/15/25)	958	907,050
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	664	654,788
4.75%, 11/29/27 (Call 05/29/27)	912	893,523
5.00%, 06/15/27 (Call 12/15/26)	729	717,982
5.25%, 06/01/26 (Call 12/01/25)	1,050	1,042,541
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	1,090	841,417
3.85%, 01/15/30 (Call 07/15/29)	490	424,116
3.97%, 08/06/61 (Call 02/06/61)	282	167,194
6.00%, 01/15/43 (Call 10/15/42)	980	856,244
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	1,138	981,005
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(a)	1,067	1,059,700
5.50%, 03/01/26 (Call 12/01/25)	819	820,362
6.00%, 02/15/35(a)	534	531,009
6.38%, 05/15/33	735	759,931
7.88%, 06/15/32	428	483,753
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	665	599,018
4.35%, 02/15/28 (Call 11/15/27)(a)	620	589,467
4.88%, 11/15/25 (Call 08/15/25)	640	630,506
4.88%, 03/15/27 (Call 12/15/26)	855	839,655
		15,529,268
Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	642	627,922
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	990	916,275
3.50%, 11/15/51 (Call 05/15/51)(a)	885	577,020
4.40%, 03/15/29 (Call 12/15/28)	1,043	974,959
Panasonic Holdings Corp., 3.11%, 07/19/29
(Call 04/19/29)(a)(b)	605	541,613
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	655	523,999
3.70%, 05/01/25	530	515,067
4.50%, 06/01/46 (Call 12/01/45)(a)	490	385,114
4.60%, 05/15/50 (Call 11/15/49)(a)	838	652,264
4.70%, 05/14/32 (Call 02/14/32)	335	310,031
4.75%, 02/26/29 (Call 11/26/28)(a)	1,104	1,072,884
Security	Par (000)	Value

Home Furnishings (continued)
5.15%, 03/01/43	$391	$328,137
5.50%, 03/01/33 (Call 12/01/32)(a)	430	415,162
		7,840,447
Household Products & Wares — 0.3%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	660	518,664
2.65%, 04/30/30 (Call 01/30/30)	597	504,047
4.88%, 12/06/28 (Call 09/06/28)	799	788,228
5.75%, 03/15/33 (Call 12/15/32)	580	586,926
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)(a)	315	258,002
3.15%, 08/01/27 (Call 05/01/27)	782	734,187
3.95%, 08/01/47 (Call 02/01/47)	475	369,753
5.00%, 06/15/52 (Call 12/15/51)	860	800,895
5.60%, 11/15/32 (Call 08/15/32)	925	958,411
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	955	774,008
3.10%, 10/01/27 (Call 07/01/27)	918	850,330
3.90%, 05/15/28 (Call 02/15/28)	615	584,444
4.40%, 05/01/29 (Call 03/01/29)	425	410,999
4.60%, 05/01/32 (Call 02/01/32)(a)	815	786,497
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	998	868,748
2.00%, 11/02/31 (Call 08/02/31)	870	706,870
2.65%, 03/01/25	483	468,124
2.75%, 02/15/26	675	644,511
2.88%, 02/07/50 (Call 08/07/49)(a)	514	340,404
3.05%, 08/15/25	493	476,009
3.10%, 03/26/30 (Call 12/26/29)	1,464	1,318,319
3.20%, 04/25/29 (Call 01/25/29)	848	782,645
3.20%, 07/30/46 (Call 01/30/46)	455	322,462
3.70%, 06/01/43	360	271,631
3.90%, 05/04/47 (Call 11/04/46)	629	494,964
3.95%, 11/01/28 (Call 08/01/28)(a)	854	824,826
4.50%, 02/16/33 (Call 11/16/32)	545	527,165
5.30%, 03/01/41	495	485,580
6.63%, 08/01/37	1,086	1,231,765
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/31 (Call 04/01/31)(b)	490	411,350
3.25%, 03/12/25(a)(b)	390	379,205
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (Call 03/26/27)(a)(b)	3,462	3,218,417
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(b)	430	336,043
4.35%, 09/30/44 (Call 03/30/44)(a)(b)	575	470,125
4.75%, 10/15/46 (Call 04/15/46)(a)(b)	1,020	881,301
4.80%, 09/01/40(b)	700	610,828
		24,996,683
Insurance — 4.3%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32 (Call 05/01/32)(b)	5	4,935
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(d)	737	684,918
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	625	568,741
2.88%, 10/15/26 (Call 07/15/26)	697	654,412
3.60%, 04/01/30 (Call 01/01/30)	1,578	1,450,825
4.00%, 10/15/46 (Call 04/15/46)	395	301,348
4.75%, 01/15/49 (Call 07/15/48)(a)	652	571,277
6.45%, 08/15/40(a)	455	481,530

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(b)	$490	$476,565
3.20%, 09/16/40 (Call 03/16/40)(b)	2,447	1,735,353
3.38%, 04/07/30 (Call 01/07/30)(a)(b)	1,355	1,212,736
3.60%, 04/09/29 (Call 01/09/29)(b)	1,130	1,045,047
3.90%, 04/06/28 (Call 01/06/28)(b)	645	612,533
4.50%, 03/16/46 (Call 09/16/45)(b)	1,020	865,635
4.88%, 03/11/44(b)	60	54,786
4.95%, 04/04/33 (Call 01/04/33)(b)	370	359,371
5.63%, 10/25/27 (Call 09/25/27)(a)(b)	1,340	1,363,957
AIG Global Funding, 0.90%, 09/22/25(b)	807	741,946
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	1,111	1,184,284
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	460	313,864
3.63%, 05/15/30 (Call 02/15/30)	770	702,834
4.90%, 09/15/44 (Call 03/15/44)	332	298,744
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	834	806,080
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	930	847,820
1.45%, 12/15/30 (Call 09/15/30)	1,166	898,208
3.28%, 12/15/26 (Call 09/15/26)(a)	852	807,029
3.85%, 08/10/49 (Call 02/10/49)	852	630,351
4.20%, 12/15/46 (Call 06/15/46)	882	698,413
4.50%, 06/15/43	484	403,160
5.25%, 03/30/33 (Call 12/30/32)(a)	375	369,644
5.35%, 06/01/33(a)	265	263,420
5.55%, 05/09/35	826	821,591
5.95%, 04/01/36	310	315,150
6.50%, 05/15/67 (Call 05/15/37),
(3-mo. LIBOR US + 2.120%)(d)	665	613,111
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(a)	1,052	999,121
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	690	537,756
5.25%, 04/02/30 (Call 01/02/30)(a)	492	476,874
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	295	262,210
3.88%, 01/15/35 (Call 07/15/34)	370	317,789
4.20%, 04/01/28 (Call 01/01/28)	680	647,348
4.38%, 06/30/50 (Call 12/30/49)(a)	1,568	1,275,102
4.50%, 07/16/44 (Call 01/16/44)	975	814,541
4.75%, 04/01/48 (Call 10/01/47)	1,246	1,081,754
4.80%, 07/10/45 (Call 01/10/45)(a)	981	848,138
5.13%, 03/27/33 (Call 12/27/32)	905	879,815
6.25%, 05/01/36	640	652,853
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(d)	910	852,112
American National Group Inc., 6.14%, 06/13/32
(Call 03/13/32)(a)(b)	65	60,120
Americo Life Inc., 3.45%, 04/15/31
(Call 01/15/31)(b)	663	501,051
AmFam Holdings Inc.
2.81%, 03/11/31 (Call 12/11/30)(b)	910	675,486
3.83%, 03/11/51 (Call 09/11/50)(b)	761	431,981
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	1,653	1,424,307
3.75%, 05/02/29 (Call 02/02/29)	658	612,985
4.50%, 12/15/28 (Call 09/15/28)	687	662,070
6.25%, 09/30/40	680	699,025
Security	Par (000)	Value

Insurance (continued)
8.21%, 01/01/27(a)	$274	$289,380
Aon Global Ltd.
2.05%, 08/23/31 (Call 05/23/31)(a)	650	511,105
2.60%, 12/02/31 (Call 09/02/31)	530	432,973
2.85%, 05/28/27 (Call 04/28/27)	1,060	980,531
2.90%, 08/23/51 (Call 02/23/51)	580	355,666
3.88%, 12/15/25 (Call 09/15/25)	1,111	1,079,552
3.90%, 02/28/52 (Call 08/28/51)	1,257	945,216
4.25%, 12/12/42(a)	265	201,766
4.45%, 05/24/43 (Call 02/24/43)	201	157,677
4.60%, 06/14/44 (Call 03/14/44)	645	544,409
4.75%, 05/15/45 (Call 11/15/44)	720	621,679
5.00%, 09/12/32 (Call 06/12/32)	625	604,233
5.35%, 02/28/33 (Call 11/28/32)	745	740,928
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	1,062	1,018,168
5.03%, 12/15/46 (Call 06/15/46)	789	684,342
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	962	682,328
7.35%, 05/01/34	338	375,813
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	487	432,269
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	788	627,472
3.05%, 03/09/52 (Call 09/09/51)(a)	435	262,451
3.50%, 05/20/51 (Call 11/20/50)	1,240	851,288
5.50%, 03/02/33 (Call 12/02/32)	505	496,404
5.75%, 03/02/53 (Call 09/02/52)	529	512,938
6.50%, 02/15/34 (Call 11/15/33)	185	195,378
6.75%, 02/15/54 (Call 08/15/53)	230	249,833
Ascot Group Ltd., 4.25%, 12/15/30
(Call 12/15/25)(a)(b)	175	134,451
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)	570	440,611
3.70%, 02/22/30 (Call 11/22/29)	536	465,675
4.90%, 03/27/28 (Call 12/27/27)	725	702,718
6.75%, 02/15/34	445	464,419
Assured Guaranty Municipal Holdings Inc.,
6.40%, 12/15/66 (Call 12/15/36),
(1-mo. LIBOR US + 2.215%)(b)(d)	135	116,775
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)(a)	970	817,182
3.60%, 09/15/51 (Call 03/15/51)	617	395,751
6.13%, 09/15/28 (Call 08/15/28)	80	82,072
Athene Global Funding
1.45%, 01/08/26(a)(b)	957	868,440
1.61%, 06/29/26(b)	1,030	914,854
1.72%, 01/07/25(a)(b)	810	769,606
1.73%, 10/02/26(a)(b)	850	748,719
1.99%, 08/19/28(b)	1,185	990,943
2.45%, 08/20/27(a)(b)	25	22,013
2.50%, 01/14/25(b)	803	768,246
2.50%, 03/24/28(b)	872	753,481
2.55%, 06/29/25(b)	646	606,575
2.55%, 11/19/30(b)	650	517,377
2.65%, 10/04/31(b)	645	506,482
2.67%, 06/07/31(b)	786	617,812
2.72%, 01/07/29(b)	765	646,911
2.95%, 11/12/26(b)	375	343,108
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)(a)	727	455,637
3.50%, 01/15/31 (Call 10/15/30)	680	576,766

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.95%, 05/25/51 (Call 11/25/50)	$495	$345,917
4.13%, 01/12/28 (Call 10/12/27)(a)	1,390	1,296,163
6.15%, 04/03/30 (Call 01/03/30)	635	644,910
6.65%, 02/01/33 (Call 11/01/32)(a)	595	616,737
AXA SA, 8.60%, 12/15/30(a)	185	217,056
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	733	671,457
4.90%, 01/15/40 (Call 01/15/30),
(5-year CMT + 3.186%)(d)	472	387,367
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)	855	806,206
5.15%, 04/01/45	395	327,328
Belrose Funding Trust, 2.33%, 08/15/30
(Call 05/15/30)(b)	658	498,507
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	1,272	1,032,181
1.85%, 03/12/30 (Call 12/12/29)(a)	608	513,812
2.30%, 03/15/27 (Call 02/15/27)	1,420	1,321,935
2.50%, 01/15/51 (Call 07/15/50)	1,035	631,210
2.85%, 10/15/50 (Call 04/15/50)	2,325	1,522,490
2.88%, 03/15/32 (Call 12/15/31)(a)	1,447	1,252,670
3.85%, 03/15/52 (Call 09/15/51)	2,870	2,243,572
4.20%, 08/15/48 (Call 02/15/48)	2,508	2,154,473
4.25%, 01/15/49 (Call 07/15/48)	2,184	1,885,006
4.30%, 05/15/43	840	751,742
4.40%, 05/15/42(a)	781	715,027
5.75%, 01/15/40(a)	1,035	1,115,192
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	2,312	2,233,678
4.50%, 02/11/43(a)	1,320	1,236,049
Brighthouse Financial Global Funding
1.55%, 05/24/26(b)	667	599,480
1.75%, 01/13/25(a)(b)	880	838,957
2.00%, 06/28/28(b)	638	535,578
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	785	725,077
3.85%, 12/22/51 (Call 06/22/51)(a)	520	317,034
4.70%, 06/22/47 (Call 12/22/46)	769	558,085
5.63%, 05/15/30 (Call 02/15/30)(a)	1,014	997,592
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	1,413	1,125,369
4.20%, 03/17/32 (Call 12/17/31)	470	416,319
4.50%, 03/15/29 (Call 12/15/28)	810	761,057
4.95%, 03/17/52 (Call 09/17/51)	780	647,667
Chubb Corp. (The)
6.00%, 05/11/37	685	719,088
Series 1, 6.50%, 05/15/38.	870	955,843
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	1,380	1,089,108
2.85%, 12/15/51 (Call 06/15/51)(a)	685	454,886
3.05%, 12/15/61 (Call 06/15/61)(a)	1,170	759,123
3.15%, 03/15/25	1,337	1,299,667
3.35%, 05/03/26 (Call 02/03/26)	1,685	1,624,829
4.15%, 03/13/43	880	742,520
4.35%, 11/03/45 (Call 05/03/45)	1,307	1,133,298
6.70%, 05/15/36(a)	355	393,898
Cincinnati Financial Corp.
6.13%, 11/01/34	1,120	1,130,875
6.92%, 05/15/28	670	707,592
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	910	731,032
Security	Par (000)	Value

Insurance (continued)
3.45%, 08/15/27 (Call 05/10/27)	$818	$766,271
3.90%, 05/01/29 (Call 02/01/29)	664	617,572
4.50%, 03/01/26 (Call 12/01/25)	832	814,209
5.50%, 06/15/33 (Call 03/15/33)	55	54,201
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	666	656,683
5.25%, 05/30/29 (Call 02/28/29)(a)	711	681,269
CNO Global Funding
1.65%, 01/06/25(b)	744	705,693
1.75%, 10/07/26(b)	825	735,634
2.65%, 01/06/29(b)	1,185	1,003,901
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)	1,320	1,279,142
3.65%, 04/05/27 (Call 03/05/27)(a)	1,905	1,789,246
3.85%, 04/05/29 (Call 02/05/29)	1,355	1,240,618
3.90%, 04/05/32 (Call 01/05/32)	1,705	1,492,598
4.35%, 04/05/42 (Call 10/05/41)	935	750,168
4.40%, 04/05/52 (Call 10/05/51)	1,005	783,607
6.05%, 09/15/33 (Call 06/15/33)(b)	755	764,945
6.88%, 12/15/52 (Call 09/15/27),
(5-year CMT + 3.846%)(d)	525	504,166
Corebridge Global Funding
5.75%, 07/02/26(b)	1,670	1,667,980
5.90%, 09/19/28(b)	25	25,282
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%,
(Call 07/24/26),
(3-mo. LIBOR US + 3.660%)(a)(b)(d)(e)	440	415,449
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	285	216,182
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	728	634,146
1.78%, 03/17/31 (Call 12/17/30)(b)	872	678,423
3.08%, 09/17/51 (Call 03/17/51)(b)	700	435,432
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27),
(5-year CMT + 4.006%)(a)(d)	50	41,053
5.75%, 09/01/40 (Call 09/01/25),
(5-year CMT + 5.468%)(d)	25	23,245
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	990	782,136
4.95%, 06/01/29 (Call 03/01/29)	725	687,019
Equitable Financial Life Global Funding
1.00%, 01/09/26(a)(b)	600	542,761
1.30%, 07/12/26(b)	913	811,755
1.40%, 07/07/25(a)(b)	1,113	1,036,058
1.40%, 08/27/27(b)	67	57,221
1.70%, 11/12/26(a)(b)	728	645,301
1.75%, 11/15/30(a)(b)	537	414,399
1.80%, 03/08/28(b)	930	792,303
5.45%, 03/03/28(b)	555	547,754
5.50%, 12/02/25(a)(b)	510	505,686
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	1,801	1,710,638
5.00%, 04/20/48 (Call 10/20/47)	1,686	1,483,041
5.59%, 01/11/33 (Call 10/11/32)	785	771,193
7.00%, 04/01/28	750	788,254
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	1,120	705,669
3.50%, 10/15/50 (Call 04/15/50)	1,715	1,165,729
4.87%, 06/01/44	325	277,961

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
F&G Annuities & Life Inc., 7.40%, 01/13/28
(Call 12/13/27)	$355	$359,128
F&G Global Funding
1.75%, 06/30/26(b)	1,085	966,404
2.00%, 09/20/28(b)	950	786,531
2.30%, 04/11/27(a)(b)	755	664,759
5.15%, 07/07/25(b)	430	420,787
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)(a)	930	786,741
4.63%, 04/29/30 (Call 01/29/30)	907	844,017
4.85%, 04/17/28 (Call 01/17/28)(a)	1,134	1,101,530
5.63%, 08/16/32 (Call 05/16/32)	510	495,043
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	525	528,513
Farmers Exchange Capital II, 6.15%, 11/01/53
(Call 11/01/33),
(3-mo. LIBOR US + 3.744%)(b)(d)	630	583,695
Farmers Exchange Capital III, 5.45%, 10/15/54
(Call 10/15/34),
(3-mo. LIBOR US + 3.454%)(b)(d)	835	699,659
Farmers Insurance Exchange, 4.75%, 11/01/57
(Call 11/01/37),
(3-mo. LIBOR US + 3.231%)(b)(d)	456	335,730
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	991	975,124
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	902	716,561
3.20%, 09/17/51 (Call 03/17/51)	730	421,511
3.40%, 06/15/30 (Call 03/15/30)	1,015	877,342
4.50%, 08/15/28 (Call 05/15/28)	532	502,406
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	947	717,731
4.00%, 05/15/30 (Call 02/15/30)	800	693,993
Five Corners Funding Trust II, 2.85%, 05/15/30
(Call 02/15/30)(b)	2,585	2,209,786
Five Corners Funding Trust III, 5.79%, 02/15/33
(Call 11/15/32)(b)	325	330,516
Five Corners Funding Trust IV, 6.00%, 02/15/53
(Call 08/15/52)(b)	870	882,985
GA Global Funding Trust
1.63%, 01/15/26(a)(b)	1,101	1,000,861
1.95%, 09/15/28(a)(b)	927	771,422
2.25%, 01/06/27(b)	700	624,629
2.90%, 01/06/32(a)(b)	585	459,590
3.85%, 04/11/25(b)	630	613,562
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	725	577,208
4.40%, 10/15/29 (Call 07/15/29)(b)	953	848,310
7.95%, 06/15/33 (Call 03/15/33)(a)(b)	776	836,660
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	782	626,725
4.55%, 09/15/28 (Call 06/15/28)	1,025	983,799
4.80%, 06/15/32 (Call 03/15/32)(a)	395	369,097
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(a)(b)	620	590,412
4.58%, 05/17/48 (Call 11/17/47)(b)	378	314,226
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)(b)	1,110	870,850
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	700	644,116
Guardian Life Global Funding 0.88%, 12/10/25(a)(b)	778	707,554
Security	Par (000)	Value

Insurance (continued)
1.10%, 06/23/25(a)(b)	$626	$584,579
1.25%, 05/13/26(a)(b)	571	518,599
1.25%, 11/19/27(b)	385	332,329
1.40%, 07/06/27(a)(b)	515	451,603
1.63%, 09/16/28(a)(b)	440	375,455
3.25%, 03/29/27(b)	625	586,409
5.55%, 10/28/27(b)	730	737,864
5.74%, 10/02/28(a)(b)	370	380,437
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)(b)	381	236,015
4.85%, 01/24/77(b)	616	478,935
4.88%, 06/19/64(b)	540	441,271
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	873	682,274
4.50%, 04/15/26 (Call 01/15/26)	926	901,555
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	1,019	897,330
2.90%, 09/15/51 (Call 03/15/51)(a)	920	568,823
3.60%, 08/19/49 (Call 02/19/49)	360	256,549
4.30%, 04/15/43	618	498,316
4.40%, 03/15/48 (Call 09/15/47)	496	407,132
5.95%, 10/15/36	663	674,882
6.10%, 10/01/41	667	669,548
6.63%, 03/30/40	452	476,619
Hill City Funding Trust, 4.05%, 08/15/41
(Call 02/15/41)(b)	300	206,249
Horace Mann Educators Corp.
4.50%, 12/01/25 (Call 09/01/25)	110	107,244
7.25%, 09/15/28 (Call 08/15/28)	25	26,022
Intact Financial Corp., 5.46%, 09/22/32
(Call 06/22/32)(b)	885	859,289
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(a)	1,035	823,834
4.00%, 11/23/51 (Call 05/23/51)	795	507,676
5.17%, 06/08/27 (Call 05/08/27)(a)	377	366,190
5.67%, 06/08/32 (Call 03/08/32)(a)	395	383,287
Jackson National Life Global Funding
1.75%, 01/12/25(b)	600	569,535
3.05%, 04/29/26(b)	656	609,142
3.05%, 06/21/29(b)	737	623,137
3.88%, 06/11/25(b)	647	623,377
5.25%, 04/12/28(b)	270	256,581
5.50%, 01/09/26(b)	880	871,977
Jackson National Life Insurance Co., 8.15%, 03/15/27(a)(b)	515	537,948
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	900	669,933
3.80%, 02/23/32 (Call 11/23/31)	375	295,603
4.35%, 02/15/25 (Call 11/15/24)	379	368,163
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	1,536	1,075,970
3.95%, 05/15/60 (Call 11/15/59)(a)(b)	1,244	818,339
4.57%, 02/01/29(a)(b)	2,001	1,917,815
4.85%, 08/01/44(a)(b)	30	24,276
5.50%, 06/15/52 (Call 12/15/51)(a)(b)	1,390	1,228,549
6.50%, 03/15/35(b)	547	530,096
6.50%, 05/01/42(b)	845	796,323
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	20	20,179
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	578	484,785
3.35%, 03/09/25	520	502,966

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.40%, 01/15/31 (Call 10/15/30)	$630	$525,717
3.40%, 03/01/32 (Call 12/01/31)(a)	280	226,230
3.63%, 12/12/26 (Call 09/15/26)(a)	750	707,016
3.80%, 03/01/28 (Call 12/01/27)(a)	511	476,474
4.35%, 03/01/48 (Call 09/01/47)(a)	362	263,213
4.38%, 06/15/50 (Call 12/15/49)(a)	475	341,772
6.30%, 10/09/37	609	610,233
7.00%, 06/15/40	584	604,966
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	1,255	1,111,636
3.75%, 04/01/26 (Call 01/01/26)	991	958,215
4.13%, 05/15/43 (Call 11/15/42)(a)	734	599,306
6.00%, 02/01/35(a)	195	202,953
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)(a)	1,165	1,060,596
3.70%, 03/16/32 (Call 12/16/31)(a)	665	598,817
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(d)	920	839,773
4.15%, 03/04/26	1,236	1,208,440
5.38%, 03/04/46	770	741,046
Maple Grove Funding Trust I, 4.16%, 08/15/51
(Call 02/15/51)(b)	745	487,881
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	686	614,612
3.45%, 05/07/52 (Call 11/07/51)(a)	1,005	664,606
3.50%, 11/01/27 (Call 08/01/27)	547	510,665
4.15%, 09/17/50 (Call 03/17/50)(a)	761	567,834
4.30%, 11/01/47 (Call 05/01/47)	506	388,198
5.00%, 03/30/43(a)	395	334,673
5.00%, 04/05/46	416	353,696
5.00%, 05/20/49 (Call 11/20/48)(a)	605	517,703
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	700	582,544
2.90%, 12/15/51 (Call 06/15/51)	365	228,189
3.50%, 03/10/25 (Call 12/10/24)	657	641,113
3.75%, 03/14/26 (Call 12/14/25)	991	962,974
4.20%, 03/01/48 (Call 09/01/47)	936	759,810
4.35%, 01/30/47 (Call 07/30/46)	829	695,048
4.38%, 03/15/29 (Call 12/15/28)	1,972	1,919,132
4.75%, 03/15/39 (Call 09/15/38)	789	724,017
4.90%, 03/15/49 (Call 09/15/48)	1,741	1,589,333
5.45%, 03/15/53 (Call 09/15/52)	255	248,944
5.70%, 09/15/53 (Call 03/15/53)	1,325	1,348,999
5.75%, 11/01/32 (Call 08/01/32)(a)	340	353,808
5.88%, 08/01/33(a)	640	667,991
6.25%, 11/01/52 (Call 05/01/52)	395	428,193
Marsh & McLennan Cos. Inc., 5.40%, 09/15/33
(Call 06/15/33)(a)	725	738,807
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	255	149,239
3.38%, 04/15/50(a)(b)	543	366,323
3.73%, 10/15/70(b)	960	609,441
4.50%, 04/15/65(b)	180	132,665
4.90%, 04/01/77(a)(b)	733	574,516
5.08%, 02/15/69 (Call 02/15/49),
(3-mo. LIBOR US + 3.191%)(b)(d)	865	697,190
5.38%, 12/01/41(a)(b)	782	682,928
5.67%, 12/01/52 (Call 06/01/52)(b)	220	210,520
MassMutual Global Funding II
1.20%, 07/16/26(b)	640	575,728
1.55%, 10/09/30(b)	1,118	873,664
Security	Par (000)	Value

Insurance (continued)
2.15%, 03/09/31(a)(b)	$783	$623,973
2.35%, 01/14/27(b)	600	551,041
2.95%, 01/11/25(b)	923	898,025
3.40%, 03/08/26(a)(b)	1,352	1,301,891
4.15%, 08/26/25(b)	683	670,505
4.50%, 04/10/26(b)	685	674,390
5.05%, 12/07/27(b)	1,105	1,098,651
5.05%, 06/14/28(b)	725	717,898
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28),
(5-year USD ICE Swap + 3.150%)(b)(d)	540	516,870
5.20%, 10/20/45 (Call 10/20/25),
(5-year USD Swap + 4.230%)(a)(b)(d)	1,510	1,472,765
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)	908	852,541
Met Tower Global Funding
1.25%, 09/14/26(a)(b)	862	771,523
3.70%, 06/13/25(b)	967	940,455
5.40%, 06/20/26(a)(b)	535	537,157
MetLife Capital Trust IV, 7.88%, 12/15/67
(Call 12/15/32)(b)	849	888,494
MetLife Inc.
3.00%, 03/01/25	453	440,105
3.60%, 11/13/25 (Call 08/13/25)	870	845,254
4.05%, 03/01/45	1,177	952,794
4.13%, 08/13/42	1,080	885,312
4.55%, 03/23/30 (Call 12/23/29)(a)	1,235	1,206,590
4.60%, 05/13/46 (Call 11/13/45)	800	702,303
4.72%, 12/15/44	575	502,362
4.88%, 11/13/43(a)	1,029	929,249
5.00%, 07/15/52 (Call 01/15/52)	1,110	1,014,485
5.25%, 01/15/54 (Call 07/15/53)	1,185	1,118,412
5.38%, 07/15/33 (Call 04/15/33)	800	796,743
5.70%, 06/15/35	1,661	1,693,159
5.88%, 02/06/41	1,446	1,480,648
6.38%, 06/15/34	948	1,018,884
6.40%, 12/15/66 (Call 12/15/31)	1,889	1,856,496
6.50%, 12/15/32(a)	1,241	1,350,143
9.25%, 04/08/68 (Call 04/08/33)(b)	200	221,634
10.75%, 08/01/69 (Call 08/01/34)	556	721,101
Metropolitan Life Global Funding I
0.95%, 07/02/25(a)(b)	1,315	1,227,101
1.55%, 01/07/31(b)	1,350	1,035,069
1.88%, 01/11/27(a)(b)	802	719,414
2.40%, 01/11/32(b)	1,015	807,409
2.80%, 03/21/25(b)	425	410,780
2.95%, 04/09/30(b)	1,335	1,150,696
3.00%, 09/19/27(b)	1,929	1,771,882
3.05%, 06/17/29(a)(b)	1,087	959,908
3.30%, 03/21/29(a)(b)	575	521,071
3.45%, 12/18/26(a)(b)	1,404	1,329,908
4.05%, 08/25/25(b)	465	454,333
4.30%, 08/25/29(b)	730	690,768
4.40%, 06/30/27(b)	400	385,105
5.00%, 01/06/26(b)	835	830,362
5.05%, 01/06/28(a)(b)	910	900,836
5.15%, 03/28/33(b)	1,132	1,105,183
5.40%, 09/12/28(b)	450	451,089
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	535	555,665

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Mitsui Sumitomo Insurance Co. Ltd., 4.95%,
(Call 03/06/29),
(5-year USD Swap + 3.256%)(b)(d)(e)	$255	$241,809
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42
(Call 11/23/31), (5-year CMT + 3.982%)(b)(d)	675	660,191
Munich Re America Corp., Series B, 7.45%, 12/15/26	50	53,164
Mutual of Omaha Cos Global Funding, 5.80%, 07/27/26(a)(b)	615	620,369
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(b)	120	121,993
National Life Insurance Co., 5.25%, 07/19/68
(Call 07/19/48),
(3-mo. LIBOR US + 3.314%)(a)(b)(d)	120	100,935
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)(b)	1,765	1,288,625
5.30%, 11/18/44(a)(b)	595	500,753
6.75%, 05/15/87(a)	190	175,189
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	1,729	1,273,260
4.95%, 04/22/44(b)	842	682,965
7.88%, 04/01/33(a)(b)	463	504,376
8.25%, 12/01/31(b)	609	674,015
9.38%, 08/15/39(b)	357	449,160
New York Life Global Funding
0.85%, 01/15/26(b)	830	757,652
0.95%, 06/24/25(b)	460	429,885
1.15%, 06/09/26(b)	1,115	1,006,121
1.20%, 08/07/30(b)	775	599,892
1.45%, 01/14/25(a)(b)	537	514,580
1.85%, 08/01/31(a)(b)	749	581,684
2.00%, 01/22/25(b)	926	891,763
2.35%, 07/14/26(a)(b)	105	97,591
3.00%, 01/10/28(b)	1,007	924,434
3.25%, 04/07/27(b)	1,175	1,106,165
3.60%, 08/05/25(a)(b)	1,182	1,152,508
4.55%, 01/28/33(b)	1,285	1,223,221
4.70%, 04/02/26(a)(b)	1,000	990,102
4.85%, 01/09/28(b)	1,320	1,302,678
4.90%, 06/13/28(b)	899	888,167
5.45%, 09/18/26(a)(b)	605	609,544
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)(b)	1,826	1,330,335
4.45%, 05/15/69 (Call 11/15/68)(b)	930	723,151
5.88%, 05/15/33(b)	1,328	1,359,913
6.75%, 11/15/39(a)(b)	796	869,199
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31),
(5-year CMT + 2.653%)(b)(d)	1,760	1,412,194
2.90%, 09/16/51 (Call 09/16/31),
(5-year CMT + 2.600%)(b)(d)	670	531,583
3.40%, 01/23/50 (Call 01/23/30),
(5-year CMT + 2.612%)(b)(d)	1,177	1,001,129
4.00%, 09/19/47 (Call 09/19/27),
(5-year USD ICE Swap + 2.880%)(b)(d)	500	463,078
4.70%, 01/20/46 (Call 01/20/26),
(5-year USD ICE Swap + 3.750%)(a)(b)(d)	605	584,223
6.25%, 09/13/53 (Call 09/13/33),
(5-year CMT + 2.954%)(b)(d)	665	673,043
Security	Par (000)	Value

Insurance (continued)
Northwestern Mutual Global Funding
0.80%, 01/14/26(b)	$1,053	$960,536
1.70%, 06/01/28(a)(b)	1,085	931,562
1.75%, 01/11/27(b)	1,402	1,262,534
4.00%, 07/01/25(a)(b)	710	696,169
4.35%, 09/15/27(b)	285	275,644
4.70%, 04/06/26(b)	95	93,706
4.90%, 06/12/28(b)	755	744,081
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	985	663,301
3.63%, 09/30/59 (Call 03/30/59)(b)	1,414	953,605
3.85%, 09/30/47 (Call 03/30/47)(b)	1,932	1,442,957
6.06%, 03/30/40(b)	830	843,041
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(b)	345	295,115
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	902	617,152
3.88%, 08/26/26 (Call 07/26/26)	758	724,113
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(a)(b)	440	294,506
Pacific Life Global Funding II
1.20%, 06/24/25(b)	769	720,504
1.38%, 04/14/26(a)(b)	1,930	1,760,457
1.45%, 01/20/28(a)(b)	577	489,466
1.60%, 09/21/28(b)	1,122	937,189
2.45%, 01/11/32(b)	720	566,311
4.90%, 04/04/28(b)	330	322,962
5.50%, 08/28/26(b)	770	776,302
5.50%, 07/18/28(a)(b)	600	601,159
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47),
(3-mo. LIBOR US + 2.796%)(b)(d)	895	666,098
9.25%, 06/15/39(a)(b)	35	43,625
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)(b)	855	571,455
5.13%, 01/30/43(b)	515	458,524
5.40%, 09/15/52 (Call 03/15/52)(a)(b)	1,110	1,029,925
6.60%, 09/15/33(b)	500	530,503
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)(a)	700	642,765
4.50%, 10/01/50 (Call 04/01/30),
(5-year CMT + 3.815%)(a)(d)	685	570,798
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)	481	299,487
Pine Street Trust I, 4.57%, 02/15/29
(Call 11/15/28)(a)(b)	826	765,817
Pine Street Trust II, 5.57%, 02/15/49
(Call 08/15/48)(b)	885	749,211
Pricoa Global Funding I
0.80%, 09/01/25(a)(b)	567	523,804
1.15%, 12/06/24(a)(b)	897	857,837
1.20%, 09/01/26(b)	1,282	1,147,314
4.20%, 08/28/25(a)(b)	615	603,272
5.10%, 05/30/28(b)	460	459,318
5.55%, 08/28/26(b)	255	257,001
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	529	426,670
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	558	455,390
3.10%, 11/15/26 (Call 08/15/26)	550	516,597
3.40%, 05/15/25 (Call 02/15/25)	184	178,043
3.70%, 05/15/29 (Call 02/15/29)	648	595,603

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.30%, 11/15/46 (Call 05/15/46)(a)	$325	$252,202
4.35%, 05/15/43(a)	455	370,267
4.63%, 09/15/42	350	296,815
5.38%, 03/15/33 (Call 12/15/32)	460	451,856
5.50%, 03/15/53 (Call 09/15/52)	290	268,671
6.05%, 10/15/36	870	891,834
Principal Life Global Funding, 1.38%, 01/10/25(a)(b)	847	809,013
Principal Life Global Funding II
0.88%, 01/12/26(b)	1,170	1,062,958
1.25%, 06/23/25(b)	811	758,312
1.25%, 08/16/26(b)	603	537,354
1.50%, 11/17/26(b)	334	299,070
1.50%, 08/27/30(a)(b)	687	529,425
1.63%, 11/19/30(b)	260	199,875
2.50%, 09/16/29(a)(b)	647	547,216
3.00%, 04/18/26(b)	1,425	1,339,276
5.50%, 06/28/28(a)(b)	965	957,299
Progressive Corp. (The)
2.45%, 01/15/27(a)	985	911,235
2.50%, 03/15/27 (Call 02/15/27)	760	703,529
3.00%, 03/15/32 (Call 12/15/31)	467	400,682
3.20%, 03/26/30 (Call 12/26/29)(a)	1,185	1,054,046
3.70%, 01/26/45(a)	387	291,499
3.70%, 03/15/52 (Call 09/15/51)(a)	530	395,333
3.95%, 03/26/50 (Call 09/26/49)	312	244,813
4.00%, 03/01/29 (Call 12/01/28)	613	588,588
4.13%, 04/15/47 (Call 10/15/46)	1,167	952,698
4.20%, 03/15/48 (Call 09/15/47)	910	750,493
4.35%, 04/25/44	360	301,217
4.95%, 06/15/33 (Call 03/15/33)(a)	405	398,198
6.25%, 12/01/32	705	750,506
6.63%, 03/01/29	795	852,631
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	831	712,349
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	727	692,944
Protective Life Global Funding
1.17%, 07/15/25(b)	515	478,729
1.30%, 09/20/26(b)	693	616,351
1.62%, 04/15/26(a)(b)	905	820,435
1.65%, 01/13/25(b)	755	722,452
1.74%, 09/21/30(a)(b)	975	757,295
1.90%, 07/06/28(a)(b)	470	407,410
3.22%, 03/28/25(b)	650	629,233
4.71%, 07/06/27(b)	515	502,268
5.21%, 04/14/26(a)(b)	855	845,008
5.37%, 01/06/26(b)	815	813,946
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	1,098	1,009,904
2.10%, 03/10/30 (Call 12/10/29)(a)	520	436,688
3.00%, 03/10/40 (Call 09/10/39)(a)	595	433,258
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(d)	770	634,777
3.70%, 03/13/51 (Call 09/13/50)	1,888	1,385,014
3.88%, 03/27/28 (Call 12/27/27)	460	440,088
3.91%, 12/07/47 (Call 06/07/47)	1,162	884,276
3.94%, 12/07/49 (Call 06/07/49)	947	717,770
4.35%, 02/25/50 (Call 08/25/49)	1,429	1,158,624
4.42%, 03/27/48 (Call 09/27/47)	614	504,704
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(d)	877	787,580
Security	Par (000)	Value

Insurance (continued)
4.60%, 05/15/44	$965	$829,937
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(a)(d)	180	159,905
5.38%, 05/15/45 (Call 05/15/25),
(3-mo. LIBOR US + 3.031%)(d)	433	418,323
5.70%, 12/14/36	1,408	1,455,829
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(a)(d)	1,347	1,251,808
5.75%, 07/15/33(a)	491	513,009
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(a)(d)	850	803,283
6.63%, 12/01/37	480	525,735
6.63%, 06/21/40	450	486,295
Prudential Funding Asia PLC
3.13%, 04/14/30	1,479	1,284,253
3.63%, 03/24/32 (Call 12/24/31)	555	479,904
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	280	287,530
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	971	831,608
3.90%, 05/15/29 (Call 02/15/29)	815	746,473
3.95%, 09/15/26 (Call 06/15/26)	865	828,790
6.00%, 09/15/33 (Call 06/15/33)	590	596,192
Reliance Standard Life Global Funding II
1.51%, 09/28/26(a)(b)	1,534	1,353,793
2.75%, 05/07/25(b)	832	790,019
2.75%, 01/21/27(b)	712	642,566
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	704	655,807
3.70%, 04/01/25 (Call 01/01/25)	326	316,158
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)(a)	585	529,469
5.75%, 06/05/33 (Call 03/05/33)	905	885,705
RGA Global Funding
2.00%, 11/30/26(a)(b)	695	622,242
2.70%, 01/18/29(b)	830	716,693
6.00%, 11/21/28(b)	350	352,964
Sagicor Financial Co. Ltd., 5.30%, 05/13/28
(Call 05/13/24)(b)	5	4,726
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	1,080	834,171
4.45%, 05/12/27 (Call 02/12/27)(a)(b)	865	804,315
4.75%, 04/08/32 (Call 01/08/32)(b)	725	605,985
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(b)	1,035	825,609
5.13%, 11/13/26 (Call 09/13/26)(b)	810	751,462
Securian Financial Group Inc., 4.80%, 04/15/48(b)	560	422,620
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)(a)	245	220,086
Sirius International Group Ltd., 4.60%, 11/01/26
(Call 08/01/26)(b)	215	193,500
Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	320	336,692
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	711	529,516
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31),
(5-year CMT + 2.747%)(b)(d)	888	738,798
4.00%, 09/14/77 (Call 09/14/27),
(3-mo. LIBOR US + 2.993%)(a)(b)(d)	645	598,743

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Swiss Re America Holding Corp., 7.00%, 02/15/26	$130	$133,170
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29),
(5-year CMT + 3.582%)(a)(b)(d)	994	930,667
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	1,837	1,216,697
4.27%, 05/15/47 (Call 11/15/46)(b)	2,401	1,941,287
4.38%, 09/15/54 (Call 09/15/24),
(3-mo. LIBOR US + 2.661%)(b)(d)	1,326	1,298,561
4.90%, 09/15/44(b)	1,574	1,395,711
6.85%, 12/16/39(b)	1,519	1,642,885
Transatlantic Holdings Inc., 8.00%, 11/30/39.	515	624,554
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	250	151,200
3.05%, 06/08/51 (Call 12/08/50)	900	599,483
3.75%, 05/15/46 (Call 11/15/45)	697	530,938
4.00%, 05/30/47 (Call 11/30/46)(a)	1,041	838,651
4.05%, 03/07/48 (Call 09/07/47)	913	735,947
4.10%, 03/04/49 (Call 09/04/48)(a)	817	658,089
4.30%, 08/25/45 (Call 02/25/45)(a)	823	681,770
4.60%, 08/01/43	480	424,355
5.35%, 11/01/40	749	739,963
6.25%, 06/15/37	780	842,349
6.75%, 06/20/36	760	851,757
Travelers Cos. Inc. (The), 5.45%, 05/25/53
(Call 11/25/52)(a)	520	518,704
Travelers Property Casualty Corp., 6.38%, 03/15/33	734	801,398
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	637	619,767
6.13%, 08/15/43(a)	622	589,744
Trustage Financial Group Inc., 4.63%, 04/15/32
(Call 01/15/32)(b)	205	174,191
Unum Group
3.88%, 11/05/25	20	19,268
4.00%, 06/15/29 (Call 03/15/29)	61	56,122
4.13%, 06/15/51 (Call 12/15/50)	625	431,554
4.50%, 12/15/49 (Call 06/15/49)	440	319,199
5.75%, 08/15/42	451	406,543
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	405	234,206
3.55%, 03/30/52 (Call 09/30/51)	397	264,862
4.00%, 05/12/50 (Call 11/12/49)	585	431,063
4.75%, 08/01/44	580	486,891
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	500	489,501
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	595	372,462
5.15%, 01/15/49 (Call 07/15/48)(b)	380	321,197
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	1,055	922,672
3.88%, 09/15/49 (Call 03/15/49)	421	305,687
4.50%, 09/15/28 (Call 06/15/28)(a)	1,072	1,025,953
4.65%, 06/15/27 (Call 05/15/27)	500	486,660
5.05%, 09/15/48 (Call 03/15/48)	370	316,687
5.35%, 05/15/33 (Call 02/15/33)	450	439,371
WR Berkley Corp., 6.25%, 02/15/37	200	201,894
XLIT Ltd., 5.25%, 12/15/43	395	359,743
		419,789,440
Security	Par (000)	Value

Internet — 1.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	$955	$766,060
2.70%, 02/09/41 (Call 08/09/40)(a)	625	398,458
3.15%, 02/09/51 (Call 08/09/50)	1,305	789,135
3.25%, 02/09/61 (Call 08/09/60)	885	511,631
3.40%, 12/06/27 (Call 09/06/27)	2,862	2,668,682
4.00%, 12/06/37 (Call 06/06/37)(a)	1,673	1,367,220
4.20%, 12/06/47 (Call 06/06/47)(a)	1,860	1,399,514
4.40%, 12/06/57 (Call 06/06/57)(a)	1,315	977,498
4.50%, 11/28/34 (Call 05/28/34)(a)	1,152	1,035,517
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,448	1,345,795
0.80%, 08/15/27 (Call 06/15/27)	2,025	1,775,404
1.10%, 08/15/30 (Call 05/15/30)	3,041	2,445,263
1.90%, 08/15/40 (Call 02/15/40)	2,080	1,371,848
2.00%, 08/15/26 (Call 05/15/26)	2,966	2,766,795
2.05%, 08/15/50 (Call 02/15/50)	2,840	1,667,495
2.25%, 08/15/60 (Call 02/15/60)(a)	2,572	1,498,141
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	1,352	1,271,263
1.00%, 05/12/26 (Call 04/12/26)	3,580	3,266,719
1.20%, 06/03/27 (Call 04/03/27)	1,510	1,340,016
1.50%, 06/03/30 (Call 03/03/30)	2,944	2,416,291
1.65%, 05/12/28 (Call 03/12/28)	3,140	2,773,004
2.10%, 05/12/31 (Call 02/12/31)	3,570	2,976,828
2.50%, 06/03/50 (Call 12/03/49)(a)	2,849	1,780,321
2.70%, 06/03/60 (Call 12/03/59)	2,291	1,403,911
2.88%, 05/12/41 (Call 11/12/40)	2,462	1,828,462
3.00%, 04/13/25	695	676,803
3.10%, 05/12/51 (Call 11/12/50)(a)	4,155	2,908,507
3.15%, 08/22/27 (Call 05/22/27)	4,021	3,807,901
3.25%, 05/12/61 (Call 11/12/60)	1,711	1,172,430
3.30%, 04/13/27 (Call 03/13/27)	2,752	2,633,596
3.45%, 04/13/29 (Call 02/13/29)	1,685	1,593,534
3.60%, 04/13/32 (Call 01/13/32)(a)	2,305	2,119,813
3.80%, 12/05/24 (Call 09/05/24)	1,568	1,546,286
3.88%, 08/22/37 (Call 02/22/37)	3,660	3,260,974
3.95%, 04/13/52 (Call 10/13/51)	2,915	2,399,928
4.05%, 08/22/47 (Call 02/22/47)	4,483	3,814,537
4.10%, 04/13/62 (Call 10/13/61)	1,575	1,285,226
4.25%, 08/22/57 (Call 02/22/57)	2,733	2,343,790
4.55%, 12/01/27 (Call 11/01/27)	2,030	2,026,557
4.60%, 12/01/25	1,735	1,725,246
4.65%, 12/01/29 (Call 10/01/29)	1,900	1,904,536
4.70%, 12/01/32 (Call 09/01/32)	2,745	2,735,268
4.80%, 12/05/34 (Call 06/05/34)	1,740	1,751,768
4.95%, 12/05/44 (Call 06/05/44)	1,853	1,826,623
5.20%, 12/03/25 (Call 09/03/25)	905	909,287
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	235	209,841
2.38%, 08/23/31 (Call 05/23/31)(a)	465	372,264
3.08%, 04/07/25 (Call 03/07/25)(a)	395	382,012
3.43%, 04/07/30 (Call 01/07/30)	390	345,888
3.63%, 07/06/27	560	528,684
4.38%, 03/29/28 (Call 12/29/27)(a)	594	573,419
4.88%, 11/14/28 (Call 08/14/28)	455	446,416
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	1,011	960,403
3.60%, 06/01/26 (Call 03/01/26)	1,711	1,654,225
3.65%, 03/15/25 (Call 12/15/24)	950	930,069
4.63%, 04/13/30 (Call 01/13/30)	2,321	2,266,134

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	$892	$813,686
1.90%, 03/11/25 (Call 02/11/25)	989	943,668
2.60%, 05/10/31 (Call 02/10/31)(a)	876	731,328
2.70%, 03/11/30 (Call 12/11/29)	1,342	1,152,176
3.60%, 06/05/27 (Call 03/05/27)(a)	1,167	1,112,871
3.65%, 05/10/51 (Call 11/10/50)	980	690,304
4.00%, 07/15/42 (Call 01/15/42)	1,516	1,185,515
5.90%, 11/22/25 (Call 10/22/25)	465	469,270
5.95%, 11/22/27 (Call 10/22/27)(a)	745	766,456
6.30%, 11/22/32 (Call 08/22/32)	470	496,965
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	944	797,465
3.25%, 02/15/30 (Call 11/15/29)	1,921	1,697,328
3.80%, 02/15/28 (Call 11/15/27)	1,392	1,306,875
4.63%, 08/01/27 (Call 05/01/27)	1,199	1,167,056
5.00%, 02/15/26 (Call 11/15/25)(a)	1,244	1,231,824
6.25%, 05/01/25 (Call 02/01/25)(b)	1,271	1,276,681
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	214	188,663
3.88%, 04/29/26	225	216,893
Meituan
2.13%, 10/28/25 (Call 09/28/25)(a)(b)	265	247,004
3.05%, 10/28/30 (Call 01/28/30)(b)	800	652,980
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(a)	3,542	3,386,435
3.85%, 08/15/32 (Call 05/15/32)	3,540	3,250,309
4.45%, 08/15/52 (Call 02/15/52)	3,605	3,082,237
4.60%, 05/15/28 (Call 04/15/28)	1,430	1,421,429
4.65%, 08/15/62 (Call 02/15/62)	1,752	1,508,637
4.80%, 05/15/30 (Call 03/15/30)(a)	1,345	1,346,277
4.95%, 05/15/33 (Call 02/15/33)	1,240	1,233,219
5.60%, 05/15/53 (Call 11/15/52)(a)	2,875	2,921,061
5.75%, 05/15/63 (Call 11/15/62)(a)	2,081	2,117,180
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	700	679,987
4.38%, 11/15/26(a)	1,410	1,389,668
4.88%, 04/15/28	2,315	2,294,233
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	1,454	1,428,677
5.38%, 11/15/29(b)	905	910,920
5.88%, 02/15/25	843	846,161
5.88%, 11/15/28(a)	2,202	2,264,814
6.38%, 05/15/29	1,215	1,293,879
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(b)	1,377	1,077,405
3.26%, 01/19/27 (Call 12/19/26)(b)	500	453,463
3.68%, 01/21/30 (Call 10/21/29)(b)	1,666	1,407,872
3.83%, 02/08/51 (Call 08/08/50)(b)	1,587	944,414
4.03%, 08/03/50 (Call 02/03/50)(b)	1,875	1,156,005
4.19%, 01/19/32 (Call 10/19/31)(b)	485	408,226
4.85%, 07/06/27 (Call 04/06/27)(b)	100	94,931
4.99%, 01/19/52 (Call 07/19/51)(a)(b)	1,435	1,009,996
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(b)	400	371,421
2.39%, 06/03/30 (Call 03/03/30)(a)(b)	1,616	1,334,585
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	1,015	849,703
3.24%, 06/03/50 (Call 12/03/49)(b)	1,945	1,196,633
3.29%, 06/03/60 (Call 12/03/59)(a)(b)	400	231,602
3.58%, 04/11/26 (Call 02/11/26)(b)	593	569,314
3.60%, 01/19/28 (Call 10/19/27)(a)(b)	1,660	1,553,561
3.68%, 04/22/41 (Call 10/22/40)(b)	860	634,014
Security	Par (000)	Value

Internet (continued)
3.80%, 02/11/25(b)	$55	$53,885
3.84%, 04/22/51 (Call 10/22/50)(a)(b)	1,805	1,255,099
3.93%, 01/19/38 (Call 07/19/37)(b)	784	629,881
3.94%, 04/22/61 (Call 10/22/60)(b)	1,215	813,705
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	2,511	2,338,489
4.53%, 04/11/49 (Call 10/11/48)(b)	560	439,433
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)(a)	100	93,031
2.00%, 09/03/30 (Call 06/03/30)	825	647,823
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	1,415	1,160,544
4.75%, 07/15/27 (Call 07/15/24)(a)	1,170	1,135,180
5.25%, 04/01/25 (Call 01/01/25)	705	700,203
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	1,100	915,706
		164,949,491
Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29	1,032	971,235
4.55%, 03/11/26	650	635,444
6.55%, 11/29/27 (Call 10/29/27)	1,425	1,471,492
6.75%, 03/01/41	636	636,814
6.80%, 11/29/32 (Call 08/29/32)	1,170	1,204,595
7.00%, 10/15/39(a)	799	825,654
Gerdau Trade Inc., 4.88%, 10/24/27(b)	100	96,838
GUSAP III LP, 4.25%, 01/21/30
(Call 07/21/29)(a)(b)	585	539,958
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	790	750,215
2.70%, 06/01/30 (Call 03/01/30)(a)	744	651,734
2.98%, 12/15/55 (Call 06/15/55)	912	546,347
3.13%, 04/01/32 (Call 01/01/32)	825	706,673
3.85%, 04/01/52 (Call 10/01/51)	1,310	993,570
3.95%, 05/23/25	580	568,062
3.95%, 05/01/28 (Call 02/01/28)	995	949,009
4.30%, 05/23/27 (Call 04/23/27)	740	721,013
4.40%, 05/01/48 (Call 11/01/47)(a)	330	276,186
5.20%, 08/01/43 (Call 02/01/43)(a)	75	70,935
6.40%, 12/01/37	610	653,775
POSCO
2.50%, 01/17/25(b)	300	289,225
4.50%, 08/04/27(b)	50	48,387
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	780	723,911
2.15%, 08/15/30 (Call 05/15/30)	1,064	860,461
6.85%, 11/15/36(a)	410	424,847
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	252	218,973
2.40%, 06/15/25 (Call 05/15/25)	832	790,035
2.80%, 12/15/24 (Call 11/15/24)	456	441,951
3.25%, 01/15/31 (Call 10/15/30)	785	680,907
3.25%, 10/15/50 (Call 04/15/50)	796	508,268
3.45%, 04/15/30 (Call 01/15/30)	750	665,760
5.00%, 12/15/26 (Call 12/15/23)	1,181	1,174,116
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	1,830	1,610,246
6.13%, 06/12/33 (Call 03/12/33)	480	475,503
6.25%, 08/10/26(a)	299	303,234
6.88%, 11/21/36(a)	1,726	1,791,362
6.88%, 11/10/39(a)	940	976,206
8.25%, 01/17/34	230	262,211

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Vale SA, 5.63%, 09/11/42(a)	$562	$521,876
		26,037,028
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	800	606,411
4.40%, 09/15/32 (Call 06/15/32)(a)	772	664,402
5.10%, 04/01/52 (Call 10/01/51)(a)	554	403,924
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(a)(b)	900	814,622
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	1,222	1,171,538
6.50%, 03/10/28 (Call 02/10/28)(a)(b)	685	685,916
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(a)	299	286,753
4.63%, 07/28/45 (Call 01/28/45)(a)	503	377,914
		5,011,480
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	623	533,484
3.70%, 01/15/31 (Call 10/15/30)	902	747,551
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	611	580,719
4.85%, 03/15/26 (Call 12/15/25)	922	904,789
5.38%, 04/23/25 (Call 03/23/25)	877	872,685
5.75%, 01/30/27 (Call 12/30/26)	560	566,754
5.75%, 04/23/30 (Call 01/23/30)	770	775,414
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	505	492,837
3.75%, 10/01/25 (Call 07/01/25)	124	119,936
4.50%, 10/01/34 (Call 04/01/34)(a)	415	364,010
4.90%, 04/15/29 (Call 03/15/29)	282	275,969
5.00%, 10/15/27 (Call 09/15/27)	1,015	1,009,325
5.45%, 09/15/26 (Call 08/15/26)	180	180,975
5.55%, 10/15/28 (Call 09/15/28)	930	936,836
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	775	752,817
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	914	915,328
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	1,327	1,263,925
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	1,385	1,177,168
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	1,562	1,303,140
Series II, 2.75%, 10/15/33 (Call 07/15/33)(a)	415	326,215
Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,266	1,197,292
Series X, 4.00%, 04/15/28 (Call 01/15/28)	677	638,418
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)	105	92,548
3.10%, 03/08/29 (Call 01/08/29)	442	370,528
3.50%, 08/08/31 (Call 05/08/31)	655	522,471
4.30%, 01/08/26 (Call 12/08/25)	518	491,927
4.88%, 06/18/30 (Call 03/18/30)	710	625,586
5.38%, 08/08/25 (Call 06/08/25)	550	537,572
5.65%, 08/08/28 (Call 05/08/28)	2,245	2,149,327
		20,725,546
Machinery — 0.9%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	466	449,747
4.38%, 05/08/42(a)	575	497,940
Caterpillar Financial Services Corp.
0.80%, 11/13/25	720	664,076
0.90%, 03/02/26	1,104	1,009,923
1.10%, 09/14/27	1,107	968,100
1.15%, 09/14/26	530	479,459
1.45%, 05/15/25	672	637,293
Security	Par (000)	Value

Machinery (continued)
1.70%, 01/08/27(a)	$1,496	$1,360,936
2.40%, 08/09/26	1,075	1,006,761
3.25%, 12/01/24	851	833,808
3.40%, 05/13/25	620	605,187
3.60%, 08/12/27(a)	594	570,909
3.65%, 08/12/25	966	943,599
4.35%, 05/15/26	975	962,347
4.80%, 01/06/26	586	584,921
4.90%, 01/17/25	720	718,069
5.15%, 08/11/25	500	500,368
5.40%, 03/10/25	150	150,629
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	752	623,131
2.60%, 09/19/29 (Call 06/19/29)(a)	690	616,248
2.60%, 04/09/30 (Call 01/09/30)	1,337	1,174,929
3.25%, 09/19/49 (Call 03/19/49)	1,389	1,010,386
3.25%, 04/09/50 (Call 10/09/49)(a)	1,464	1,074,978
3.80%, 08/15/42	1,947	1,598,513
4.30%, 05/15/44 (Call 11/15/43)(a)	354	313,671
4.75%, 05/15/64 (Call 11/15/63)	395	350,953
5.20%, 05/27/41	1,326	1,324,085
5.30%, 09/15/35	480	492,270
6.05%, 08/15/36	310	333,602
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	490	443,684
1.88%, 01/15/26 (Call 12/15/25)(a)	987	915,999
3.95%, 05/23/25	860	838,573
4.55%, 04/10/28 (Call 03/10/28)	915	881,648
5.45%, 10/14/25	430	428,707
5.50%, 01/12/29 (Call 12/12/28)	475	474,109
CNH Industrial NV, 3.85%, 11/15/27
(Call 08/15/27)(a)	842	795,679
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	1,119	1,083,932
2.88%, 09/07/49 (Call 03/07/49)(a)	1,179	809,025
3.10%, 04/15/30 (Call 01/15/30)	1,121	1,006,970
3.75%, 04/15/50 (Call 10/15/49)(a)	1,039	845,199
3.90%, 06/09/42 (Call 12/09/41)	945	801,601
5.38%, 10/16/29	1,013	1,044,294
7.13%, 03/03/31(a)	432	488,074
8.10%, 05/15/30	120	139,884
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	473	416,782
3.15%, 11/15/25 (Call 08/15/25)	750	719,857
5.38%, 10/15/35	538	536,238
5.38%, 03/01/41 (Call 12/01/40)	407	386,258
6.60%, 03/15/38	335	362,175
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	825	648,231
3.50%, 10/01/30 (Call 07/01/30)	745	632,972
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	845	693,126
3.00%, 05/01/30 (Call 02/01/30)	865	746,333
John Deere Capital Corp.
0.70%, 01/15/26	1,017	932,291
1.05%, 06/17/26	1,248	1,133,360
1.25%, 01/10/25(a)	1,185	1,135,632
1.30%, 10/13/26(a)	617	559,290
1.45%, 01/15/31	860	679,903
1.50%, 03/06/28(a)	817	711,895
1.70%, 01/11/27(a)	617	560,437

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
1.75%, 03/09/27	$888	$803,501
2.00%, 06/17/31	1,105	896,165
2.05%, 01/09/25(a)	577	558,059
2.13%, 03/07/25	260	250,261
2.25%, 09/14/26	483	450,150
2.35%, 03/08/27(a)	735	680,192
2.45%, 01/09/30	1,046	907,118
2.65%, 06/10/26	1,045	988,415
2.80%, 09/08/27	478	443,102
2.80%, 07/18/29	852	762,584
3.05%, 01/06/28	540	503,331
3.35%, 04/18/29	595	556,419
3.40%, 06/06/25	750	731,473
3.40%, 09/11/25	350	340,249
3.45%, 03/13/25(a)	1,410	1,381,030
3.45%, 03/07/29(a)	713	665,466
3.90%, 06/07/32(a)	975	899,331
4.05%, 09/08/25	707	695,893
4.15%, 09/15/27	805	787,031
4.35%, 09/15/32(a)	780	744,468
4.70%, 06/10/30	720	711,538
4.75%, 06/08/26(a)	825	822,757
4.75%, 01/20/28	1,225	1,219,346
4.80%, 01/09/26	1,269	1,266,177
4.85%, 10/11/29(a)	535	537,439
4.90%, 03/03/28	905	905,561
4.95%, 06/06/25(a)	370	369,293
4.95%, 07/14/28	660	661,134
5.05%, 03/03/26	635	638,262
Komatsu Finance America Inc., 5.50%, 10/06/27
(Call 09/06/27)(b)	325	328,685
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	471	367,026
4.55%, 04/15/28 (Call 01/15/28)	688	655,417
5.65%, 05/15/33 (Call 02/15/33)	535	514,689
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	475	418,897
4.60%, 05/15/28 (Call 02/15/28)	770	745,333
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(a)	1,415	1,352,961
2.29%, 04/05/27 (Call 02/05/27)(a)	520	475,864
2.57%, 02/15/30 (Call 11/15/29)	1,989	1,702,352
3.11%, 02/15/40 (Call 08/15/39)	1,086	810,832
3.36%, 02/15/50 (Call 08/15/49)	1,022	724,416
5.25%, 08/16/28 (Call 07/16/28)	655	658,159
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	740	588,213
2.80%, 08/15/61 (Call 02/15/61)	715	422,994
2.88%, 03/01/25 (Call 12/01/24)	550	534,253
3.50%, 03/01/29 (Call 12/01/28)(a)	268	250,476
4.20%, 03/01/49 (Call 09/01/48)(a)	487	409,125
6.25%, 12/01/37(a)	262	278,008
6.70%, 01/15/28	394	412,451
Weir Group PLC (The), 2.20%, 05/13/26
(Call 04/13/26)(b)	400	366,934
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	742	712,280
3.45%, 11/15/26 (Call 08/15/26)	1,308	1,235,627
4.70%, 09/15/28 (Call 06/15/28)	1,474	1,424,633
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	1,058	929,959
Security	Par (000)	Value

Machinery (continued)
2.25%, 01/30/31 (Call 10/30/30)	$1,063	$867,631
3.25%, 11/01/26 (Call 08/01/26)	686	649,075
4.38%, 11/01/46 (Call 05/01/46)(a)	530	416,551
		83,137,582
Machinery - Diversified — 0.0%
Ingersoll Rand Inc.
5.40%, 08/14/28 (Call 07/14/28)	690	691,530
5.70%, 08/14/33 (Call 05/14/33)	300	303,646
John Deere Capital Corp.
5.15%, 09/08/26	270	271,910
5.15%, 09/08/33	230	232,147
5.30%, 09/08/25(a)	425	426,879
Nordson Corp.
5.60%, 09/15/28 (Call 08/15/28)	205	209,425
5.80%, 09/15/33 (Call 06/15/33)	310	315,583
		2,451,120
Manufacturing — 0.7%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	761	728,909
2.25%, 09/19/26 (Call 06/19/26)(a)	1,108	1,022,334
2.38%, 08/26/29 (Call 05/26/29)(a)	1,546	1,321,925
2.65%, 04/15/25 (Call 03/15/25)(a)	811	780,406
2.88%, 10/15/27 (Call 07/15/27)	1,005	929,791
3.00%, 08/07/25(a)	737	708,839
3.05%, 04/15/30 (Call 01/15/30)(a)	983	863,449
3.13%, 09/19/46 (Call 03/19/46)(a)	758	519,563
3.25%, 08/26/49 (Call 02/26/49)(a)	1,280	865,242
3.38%, 03/01/29 (Call 12/01/28)	957	874,706
3.63%, 09/14/28 (Call 06/14/28)(a)	824	771,482
3.63%, 10/15/47 (Call 04/15/47)	88	63,288
3.70%, 04/15/50 (Call 10/15/49)(a)	757	564,146
3.88%, 06/15/44(a)	180	136,854
4.00%, 09/14/48 (Call 03/14/48)(a)	1,545	1,239,686
5.70%, 03/15/37(a)	745	771,063
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)(a)	770	594,029
2.75%, 03/01/30 (Call 12/01/29)	1,435	1,212,737
3.50%, 12/01/24 (Call 10/01/24)	336	327,261
3.75%, 12/01/27 (Call 09/01/27)	1,005	944,105
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)(a)	992	933,669
3.92%, 09/15/47 (Call 02/15/47)(a)	262	208,337
4.00%, 11/02/32	1,155	1,069,094
4.15%, 03/15/33 (Call 12/15/32)(a)	1,250	1,166,739
4.15%, 11/02/42	1,368	1,169,460
4.35%, 05/18/28 (Call 04/18/28)	345	338,887
4.70%, 08/23/52 (Call 02/23/52)	880	799,529
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)(a)	435	418,628
4.55%, 05/15/32 (Call 02/15/32)	845	794,652
GE Capital International Funding Co.
Unlimited Co.
3.37%, 11/15/25	435	417,192
4.42%, 11/15/35(a)	1,375	1,280,051
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	300	247,996
4.50%, 03/11/44	350	303,179
5.88%, 01/14/38	495	520,484
6.15%, 08/07/37(a)	610	624,137
6.75%, 03/15/32	225	249,402

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
6.88%, 01/10/39	$1,190	$1,352,453
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	1,481	1,400,627
3.90%, 09/01/42 (Call 03/01/42)	1,250	1,046,459
4.88%, 09/15/41 (Call 03/15/41)	475	449,576
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	688	650,958
3.25%, 06/14/29 (Call 03/14/29)	1,451	1,325,118
4.00%, 06/14/49 (Call 12/14/48)	867	699,035
4.10%, 03/01/47 (Call 09/01/46)(a)	770	617,244
4.20%, 11/21/34 (Call 05/21/34)	664	599,200
4.25%, 09/15/27 (Call 08/15/27)	1,440	1,401,852
4.45%, 11/21/44 (Call 05/21/44)(a)	882	743,373
4.50%, 09/15/29 (Call 07/15/29)	1,254	1,217,850
6.25%, 05/15/38	225	234,274
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	790	741,133
5.90%, 07/15/32 (Call 04/15/32)	499	497,077
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(b)	2,315	2,124,247
1.70%, 03/11/28(a)(b)	1,798	1,576,690
2.15%, 03/11/31(a)(b)	2,241	1,843,312
2.35%, 10/15/26(b)	1,975	1,837,371
2.88%, 03/11/41(b)	2,210	1,609,664
3.25%, 05/27/25(b)	1,400	1,360,015
3.30%, 09/15/46(b)	1,561	1,137,286
3.40%, 03/16/27(a)(b)	1,335	1,271,627
4.20%, 03/16/47(a)(b)	1,699	1,426,765
4.40%, 05/27/45(b)	1,857	1,621,011
6.13%, 08/17/26(b)	2,530	2,592,865
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	1,027	940,356
2.25%, 04/01/28 (Call 02/01/28)	840	738,586
2.75%, 04/01/31 (Call 01/01/31)	1,484	1,238,923
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	747	612,332
3.00%, 06/01/30 (Call 03/01/30)	935	808,236
3.38%, 03/01/28 (Call 12/01/27)	467	430,279
3.65%, 03/15/27 (Call 12/15/26)	720	681,810
3.88%, 03/01/25 (Call 12/01/24)	475	463,703
3.90%, 09/17/29 (Call 06/17/29)(a)	655	605,810
4.00%, 03/15/26 (Call 12/15/25)(a)	867	839,157
6.10%, 11/15/33 (Call 08/15/33)	245	251,904
		64,769,429
Media — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	1,465	1,234,502
2.30%, 02/01/32 (Call 11/01/31)	1,395	1,066,876
2.80%, 04/01/31 (Call 01/01/31)	2,055	1,671,295
3.50%, 06/01/41 (Call 12/01/40)	1,810	1,210,972
3.50%, 03/01/42 (Call 09/01/41)	1,859	1,228,926
3.70%, 04/01/51 (Call 10/01/50)	2,444	1,512,353
3.75%, 02/15/28 (Call 11/15/27)	1,597	1,481,666
3.85%, 04/01/61 (Call 10/01/60)	2,222	1,326,538
3.90%, 06/01/52 (Call 12/01/51)	2,960	1,893,689
3.95%, 06/30/62 (Call 12/30/61)	1,685	1,012,770
4.20%, 03/15/28 (Call 12/15/27)	1,528	1,437,937
4.40%, 04/01/33 (Call 01/01/33)(a)	1,380	1,224,433
4.40%, 12/01/61 (Call 06/01/61)	789	518,217
4.80%, 03/01/50 (Call 09/01/49)(a)	3,384	2,517,333
Security	Par (000)	Value

Media (continued)
4.91%, 07/23/25 (Call 04/23/25)	$3,986	$3,920,592
5.05%, 03/30/29 (Call 12/30/28)	1,849	1,782,221
5.13%, 07/01/49 (Call 01/01/49)	1,710	1,326,701
5.25%, 04/01/53 (Call 10/01/52)(a)	1,945	1,557,605
5.38%, 04/01/38 (Call 10/01/37)	1,055	913,460
5.38%, 05/01/47 (Call 11/01/46)	3,051	2,467,395
5.50%, 04/01/63 (Call 10/01/62)	1,470	1,163,100
5.75%, 04/01/48 (Call 10/01/47)	3,150	2,657,282
6.15%, 11/10/26 (Call 10/10/26)	1,325	1,341,683
6.38%, 10/23/35 (Call 04/23/35)(a)	2,476	2,430,833
6.48%, 10/23/45 (Call 04/23/45)	4,312	4,001,644
6.65%, 02/01/34 (Call 11/01/33)	1,300	1,331,651
6.83%, 10/23/55 (Call 04/23/55)	630	600,144
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	2,033	1,601,304
1.95%, 01/15/31 (Call 10/15/30)(a)	1,762	1,433,900
2.35%, 01/15/27 (Call 10/15/26)	1,821	1,686,997
2.45%, 08/15/52 (Call 02/15/52)	1,518	875,334
2.65%, 02/01/30 (Call 11/01/29)	2,240	1,958,882
2.65%, 08/15/62 (Call 02/15/62)	1,488	831,051
2.80%, 01/15/51 (Call 07/15/50)	2,108	1,320,003
2.89%, 11/01/51 (Call 05/01/51)	5,995	3,776,692
2.94%, 11/01/56 (Call 05/01/56)	7,012	4,284,242
2.99%, 11/01/63 (Call 05/01/63)	5,061	3,006,648
3.15%, 03/01/26 (Call 12/01/25)	2,066	1,988,148
3.15%, 02/15/28 (Call 11/15/27)	1,838	1,715,007
3.20%, 07/15/36 (Call 01/15/36)	997	797,676
3.25%, 11/01/39 (Call 05/01/39)	1,433	1,089,790
3.30%, 02/01/27 (Call 11/01/26)	1,457	1,387,116
3.30%, 04/01/27 (Call 02/01/27)	1,004	953,756
3.38%, 08/15/25 (Call 05/15/25)	2,184	2,118,735
3.40%, 04/01/30 (Call 01/01/30)	2,032	1,851,723
3.40%, 07/15/46 (Call 01/15/46)	1,591	1,153,556
3.45%, 02/01/50 (Call 08/01/49)	2,213	1,583,563
3.55%, 05/01/28 (Call 02/01/28)	331	313,089
3.75%, 04/01/40 (Call 10/01/39)	1,959	1,595,817
3.90%, 03/01/38 (Call 09/01/37)	787	670,069
3.95%, 10/15/25 (Call 08/15/25)	3,478	3,404,172
3.97%, 11/01/47 (Call 05/01/47)	2,296	1,805,636
4.00%, 08/15/47 (Call 02/15/47)(a)	1,092	860,918
4.00%, 03/01/48 (Call 09/01/47)	679	536,271
4.00%, 11/01/49 (Call 05/01/49)	2,341	1,831,129
4.05%, 11/01/52 (Call 05/01/52)	1,156	907,628
4.15%, 10/15/28 (Call 07/15/28)	6,629	6,409,049
4.20%, 08/15/34 (Call 02/15/34)	1,021	930,428
4.25%, 10/15/30 (Call 07/15/30)	1,841	1,754,671
4.25%, 01/15/33	2,254	2,099,681
4.40%, 08/15/35 (Call 02/25/35)	846	776,608
4.55%, 01/15/29 (Call 12/15/28)	1,285	1,261,897
4.60%, 10/15/38 (Call 04/15/38)	1,035	942,848
4.60%, 08/15/45 (Call 02/15/45)	912	797,165
4.65%, 02/15/33 (Call 11/15/32)(a)	1,675	1,619,367
4.65%, 07/15/42	1,295	1,137,780
4.70%, 10/15/48 (Call 04/15/48)	1,952	1,744,125
4.75%, 03/01/44	501	446,571
4.80%, 05/15/33 (Call 02/15/33)	95	92,564
4.95%, 10/15/58 (Call 04/15/58)(a)	1,190	1,081,436
5.25%, 11/07/25	600	601,635
5.35%, 11/15/27 (Call 10/15/27)	910	927,646
5.35%, 05/15/53 (Call 11/15/52)	1,885	1,820,146
5.50%, 11/15/32 (Call 08/15/32)	1,160	1,188,800

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.50%, 05/15/64 (Call 11/15/63)(a)	$1,475	$1,436,120
5.65%, 06/15/35	1,247	1,279,795
6.40%, 03/01/40(a)	485	504,612
6.45%, 03/15/37	602	648,643
6.50%, 11/15/35	1,174	1,280,784
6.55%, 07/01/39(a)	795	861,470
6.95%, 08/15/37	885	996,574
7.05%, 03/15/33	929	1,047,039
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	890	697,248
2.60%, 06/15/31 (Call 03/15/31)(b)	890	720,418
2.95%, 10/01/50 (Call 04/01/50)(b)	480	282,899
3.35%, 09/15/26 (Call 06/15/26)(b)	1,263	1,195,694
3.50%, 08/15/27 (Call 05/15/27)(b)	1,091	1,022,008
3.60%, 06/15/51 (Call 12/15/50)(b)	595	399,476
3.85%, 02/01/25 (Call 11/01/24)(b)	896	875,444
4.50%, 06/30/43 (Call 12/30/42)(b)	840	664,105
4.60%, 08/15/47 (Call 02/15/47)(b)	375	292,373
4.70%, 12/15/42(b)	645	526,274
4.80%, 02/01/35 (Call 08/01/34)(a)(b)	1,061	952,706
5.45%, 09/15/28 (Call 08/15/28)(b)	458	457,954
5.70%, 06/15/33 (Call 03/15/33)(a)(b)	258	256,733
8.38%, 03/01/39(b)	575	680,185
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	219	211,965
3.63%, 05/15/30 (Call 02/15/30)	1,368	1,208,856
3.95%, 06/15/25 (Call 05/15/25)	588	571,192
3.95%, 03/20/28 (Call 12/20/27)	2,175	2,035,684
4.00%, 09/15/55 (Call 03/15/55)	2,027	1,340,772
4.13%, 05/15/29 (Call 02/15/29)	1,086	1,001,867
4.65%, 05/15/50 (Call 11/15/49)(a)	269	203,133
4.88%, 04/01/43	673	529,454
4.90%, 03/11/26 (Call 12/11/25)	1,143	1,129,499
4.95%, 05/15/42	840	651,485
5.00%, 09/20/37 (Call 03/20/37)	1,015	862,812
5.20%, 09/20/47 (Call 03/20/47)	1,640	1,325,898
5.30%, 05/15/49 (Call 11/15/48)	1,048	854,876
6.35%, 06/01/40	887	854,323
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)(a)	899	829,663
3.45%, 03/01/32 (Call 12/01/31)(a)	870	740,873
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	757	732,037
3.50%, 04/08/30 (Call 01/08/30)	813	722,444
4.71%, 01/25/29 (Call 10/25/28)(a)	2,766	2,695,792
5.48%, 01/25/39 (Call 07/25/38)	1,513	1,381,937
5.58%, 01/25/49 (Call 07/25/48)	2,149	1,914,105
6.50%, 10/13/33 (Call 07/13/33)	1,335	1,388,862
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	130	105,648
5.25%, 05/24/49 (Call 11/24/48)	0	374
6.13%, 01/31/46 (Call 06/30/45)(a)	1,150	1,069,285
6.63%, 01/15/40(a)	1,392	1,381,487
8.50%, 03/11/32(a)	437	496,770
NBCUniversal Media LLC
4.45%, 01/15/43(a)	1,450	1,245,069
5.95%, 04/01/41	1,010	1,026,016
6.40%, 04/30/40(a)	550	588,829
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	332	301,046
3.38%, 02/15/28 (Call 12/15/27)	613	547,247
Security	Par (000)	Value

Media (continued)
3.70%, 06/01/28 (Call 03/01/28)	$749	$671,415
4.20%, 06/01/29 (Call 03/01/29)	487	439,655
4.20%, 05/19/32 (Call 02/19/32)(a)	1,071	905,524
4.38%, 03/15/43	1,475	1,004,680
4.60%, 01/15/45 (Call 07/15/44)	772	527,162
4.85%, 07/01/42 (Call 01/01/42)	849	614,843
4.90%, 08/15/44 (Call 02/15/44)	710	510,460
4.95%, 01/15/31 (Call 11/15/30)(a)	1,392	1,260,608
4.95%, 05/19/50 (Call 11/19/49)	1,313	965,861
5.25%, 04/01/44 (Call 10/01/43)	426	320,177
5.50%, 05/15/33	523	475,608
5.85%, 09/01/43 (Call 03/01/43)	1,575	1,287,679
5.90%, 10/15/40 (Call 04/15/40)	478	397,306
6.88%, 04/30/36	1,269	1,214,433
7.88%, 07/30/30(a)	855	903,629
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	1,001	1,078,207
TCI Communications Inc.
7.13%, 02/15/28	959	1,031,374
7.88%, 02/15/26	1,650	1,739,113
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	1,027	980,330
5.50%, 08/15/35	705	690,010
5.65%, 11/23/43 (Call 05/23/43)	359	330,577
5.85%, 04/15/40(a)	825	807,357
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	1,213	1,360,335
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	1,513	1,119,654
5.50%, 09/01/41 (Call 03/01/41)(a)	1,751	1,448,396
5.88%, 11/15/40 (Call 05/15/40)	1,657	1,432,445
6.55%, 05/01/37	1,824	1,722,511
6.75%, 06/15/39	1,972	1,880,621
7.30%, 07/01/38	1,610	1,610,439
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,269	1,176,123
2.95%, 06/15/27(a)	1,357	1,284,625
3.00%, 02/13/26(a)	1,585	1,517,296
3.00%, 07/30/46	630	430,576
3.15%, 09/17/25(a)	1,208	1,168,415
3.70%, 12/01/42(a)	1,010	798,828
4.13%, 06/01/44	1,200	1,005,277
4.38%, 08/16/41	754	651,237
Series B, 7.00%, 03/01/32	1,113	1,254,126
Series E, 4.13%, 12/01/41	998	843,390
Walt Disney Co. (The)
1.75%, 01/13/26(a)	2,009	1,884,823
2.00%, 09/01/29 (Call 06/01/29)	2,639	2,278,628
2.20%, 01/13/28(a)	1,304	1,183,396
2.65%, 01/13/31	2,640	2,269,250
2.75%, 09/01/49 (Call 03/01/49)	1,645	1,055,997
3.35%, 03/24/25	1,327	1,294,828
3.38%, 11/15/26 (Call 08/15/26)	872	835,588
3.50%, 05/13/40 (Call 11/13/39)	2,245	1,808,066
3.60%, 01/13/51 (Call 07/13/50)	3,390	2,561,538
3.70%, 10/15/25 (Call 07/15/25)(a)	941	918,448
3.70%, 03/23/27	788	761,966
3.80%, 03/22/30(a)	1,435	1,349,293
3.80%, 05/13/60 (Call 11/13/59)(a)	1,214	910,766
4.63%, 03/23/40 (Call 09/23/39)	868	809,223
4.70%, 03/23/50 (Call 09/23/49)(a)	2,045	1,868,355
4.75%, 09/15/44 (Call 03/15/44)	1,038	932,779

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.75%, 11/15/46 (Call 05/15/46)	$552	$495,763
4.95%, 10/15/45 (Call 04/15/45)	493	454,584
5.40%, 10/01/43	539	534,710
6.15%, 03/01/37(a)	415	439,440
6.15%, 02/15/41(a)	762	811,478
6.20%, 12/15/34	1,195	1,305,029
6.40%, 12/15/35	1,309	1,441,332
6.65%, 11/15/37	1,585	1,778,736
7.75%, 12/01/45	114	144,532
		233,819,791
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	1,133	1,101,704
3.90%, 01/15/43 (Call 07/15/42)	220	177,321
4.20%, 06/15/35 (Call 12/15/34)(a)	385	342,420
4.38%, 06/15/45 (Call 12/15/44)	586	491,269
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	615	539,064
4.50%, 12/15/28 (Call 09/15/28)	705	669,051
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	429	360,535
5.25%, 10/01/54 (Call 04/01/54)(a)	445	370,162
		4,051,526
Mining — 1.2%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	895	798,255
5.50%, 12/15/27 (Call 06/15/24)(a)(b)	1,460	1,401,648
6.13%, 05/15/28 (Call 05/15/24)(b)	440	433,274
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	976	848,858
2.63%, 09/10/30 (Call 06/10/30)(a)(b)	995	821,817
2.88%, 03/17/31 (Call 12/17/30)(b)	993	816,933
3.88%, 03/16/29 (Call 01/16/29)(b)	1,025	938,624
3.95%, 09/10/50 (Call 03/10/50)(b)	690	489,938
4.00%, 09/11/27(b)	734	694,953
4.50%, 03/15/28 (Call 12/15/27)(b)	545	521,405
4.75%, 04/10/27(b)	815	792,593
4.75%, 03/16/52 (Call 09/16/51)(a)(b)	755	605,542
4.88%, 05/14/25(a)(b)	663	654,469
5.50%, 05/02/33 (Call 02/02/33)(a)(b)	1,280	1,242,259
5.63%, 04/01/30 (Call 01/01/30)(b)	795	783,380
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)(a)	740	645,175
3.75%, 10/01/30 (Call 07/01/30)	702	591,162
Antofagasta PLC, 5.63%, 05/13/32
(Call 02/13/32)(b)	135	129,564
Barrick Gold Corp.
5.25%, 04/01/42(a)	135	125,737
6.45%, 10/15/35	655	688,571
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	950	993,451
Barrick North America Finance LLC
5.70%, 05/30/41	1,501	1,495,289
5.75%, 05/01/43	1,028	1,032,073
7.50%, 09/15/38(a)	292	333,501
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	925	939,457
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,864	1,588,638
4.75%, 02/28/28 (Call 01/28/28)	990	980,271
Security	Par (000)	Value

Mining (continued)
4.88%, 02/27/26	$1,115	$1,109,517
4.90%, 02/28/33 (Call 11/28/32)(a)	1,535	1,511,364
5.00%, 09/30/43	3,211	3,055,623
5.10%, 09/08/28 (Call 08/08/28)	1,440	1,445,264
5.25%, 09/08/26(a)	1,430	1,438,655
5.25%, 09/08/30 (Call 07/08/30)	1,431	1,444,602
5.25%, 09/08/33 (Call 06/08/33)	1,775	1,775,969
5.50%, 09/08/53 (Call 03/08/53)	390	395,871
6.42%, 03/01/26 (Call 03/01/24)	417	427,172
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	884	763,355
3.15%, 01/14/30 (Call 10/14/29)(a)(b)	1,161	1,001,704
3.15%, 01/15/51 (Call 07/15/50)(b)	677	401,698
3.63%, 08/01/27 (Call 05/01/27)(b)	1,740	1,617,453
3.70%, 01/30/50 (Call 07/30/49)(a)(b)	4,268	2,823,083
3.75%, 01/15/31 (Call 10/15/30)(b)	755	659,437
4.25%, 07/17/42(a)(b)	710	537,563
4.38%, 02/05/49 (Call 08/05/48)(b)	1,485	1,108,056
4.50%, 09/16/25(a)(b)	862	842,476
4.50%, 08/01/47 (Call 02/01/47)(b)	1,495	1,128,536
4.88%, 11/04/44(b)	1,047	843,085
5.13%, 02/02/33 (Call 11/02/32)(b)	1,250	1,163,805
5.63%, 09/21/35(a)(b)	304	288,471
5.63%, 10/18/43(a)(b)	683	610,139
5.95%, 01/08/34 (Call 10/08/33)(b)	742	726,546
6.15%, 10/24/36(b)	50	48,747
6.30%, 09/08/53 (Call 03/08/53)(a)(b)	765	729,083
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(b)	285	276,866
5.32%, 04/14/32 (Call 01/14/32)(b)	1,315	1,241,829
6.20%, 04/14/52 (Call 10/14/51)(a)(b)	945	860,188
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/24)	785	735,561
4.25%, 03/01/30 (Call 03/01/25)	740	675,129
4.38%, 08/01/28 (Call 02/01/24)	760	712,599
4.63%, 08/01/30 (Call 08/01/25)(a)	801	744,181
5.00%, 09/01/27 (Call 09/01/24)	515	503,165
5.25%, 09/01/29 (Call 09/01/24)(a)	750	742,120
5.40%, 11/14/34 (Call 05/14/34)	995	943,652
5.45%, 03/15/43 (Call 09/15/42)	2,300	2,063,591
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(b)	684	489,544
Glencore Canada Corp., 6.20%, 06/15/35(a)	530	531,029
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	396	361,012
6.00%, 11/15/41(a)(b)	865	836,753
6.90%, 11/15/37(b)	874	916,928
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	1,310	1,221,887
1.63%, 04/27/26 (Call 03/27/26)(a)(b)	1,342	1,226,410
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	1,175	961,809
2.63%, 09/23/31 (Call 06/23/31)(b)	980	788,608
2.85%, 04/27/31 (Call 01/27/31)(a)(b)	750	614,993
3.38%, 09/23/51 (Call 03/23/51)(a)(b)	555	360,524
3.88%, 10/27/27 (Call 07/27/27)(b)	650	610,506
3.88%, 04/27/51 (Call 10/27/50)(a)(b)	392	276,764
4.00%, 04/16/25(b)	800	780,930
4.00%, 03/27/27 (Call 12/27/26)(b)	1,317	1,254,976
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	884	857,110
5.40%, 05/08/28 (Call 04/08/28)(b)	945	939,156
5.70%, 05/08/33 (Call 02/08/33)(b)	625	622,892
6.13%, 10/06/28 (Call 09/06/28)(a)(b)	600	613,186

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
6.38%, 10/06/30 (Call 08/06/30)(b)	$600	$620,359
6.50%, 10/06/33 (Call 07/06/33)(a)(b)	635	664,421
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
4.75%, 05/15/25 (Call 04/15/25)(b)	1,763	1,727,740
5.45%, 05/15/30 (Call 02/15/30)(a)(b)	1,000	976,250
5.80%, 05/15/50 (Call 11/15/49)(b)	445	387,021
6.53%, 11/15/28(a)(b)	450	462,510
6.76%, 11/15/48(a)(b)	550	536,690
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 03/30/29)(a)(b)	590	537,605
4.75%, 08/06/50 (Call 02/06/50)(b)	451	334,328
5.65%, 09/12/49 (Call 03/12/49)(b)	390	326,381
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(a)	1,030	993,731
6.25%, 07/15/33 (Call 04/15/33)(b)	850	859,928
6.88%, 09/01/41 (Call 03/01/41)	475	483,582
Minera Mexico SA de CV, 4.50%, 01/26/50
(Call 07/26/49)(a)(b)	1,210	892,515
Newcastle Coal Infrastructure Group Pty. Ltd.
4.40%, 09/29/27 (Call 06/29/27)(a)(b)	433	401,386
4.70%, 05/12/31 (Call 02/12/31)(b)	808	684,909
Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	1,241	1,089,970
4.20%, 05/13/50 (Call 11/13/49)(b)	600	478,598
5.75%, 11/15/41(b)	695	686,878
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	1,372	1,136,893
2.60%, 07/15/32 (Call 04/15/32)	1,410	1,150,987
2.80%, 10/01/29 (Call 07/01/29)	1,186	1,041,707
4.88%, 03/15/42 (Call 09/15/41)	1,290	1,171,943
5.45%, 06/09/44 (Call 12/09/43)	489	461,976
5.88%, 04/01/35(a)	737	762,035
6.25%, 10/01/39	1,095	1,145,131
Northern Star Resources Ltd., 6.13%, 04/11/33
(Call 01/11/33)(b)	860	823,957
Rio Tinto Alcan Inc.
5.75%, 06/01/35(a)	512	512,488
6.13%, 12/15/33	1,174	1,232,379
7.25%, 03/15/31	305	338,857
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	1,040	649,518
5.20%, 11/02/40	1,716	1,654,282
7.13%, 07/15/28	1,365	1,480,691
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	1,076	910,588
4.75%, 03/22/42 (Call 09/22/41)	934	848,972
5.00%, 03/09/33 (Call 12/09/32)(a)	1,065	1,060,344
5.13%, 03/09/53 (Call 09/09/52)	525	503,665
South32 Treasury Ltd., 4.35%, 04/14/32
(Call 01/14/32)(a)(b)	1,130	975,750
Southern Copper Corp.
3.88%, 04/23/25(a)	586	571,175
5.25%, 11/08/42	1,827	1,633,603
5.88%, 04/23/45(a)	1,098	1,048,378
6.75%, 04/16/40(a)	1,670	1,760,108
7.50%, 07/27/35	1,099	1,216,541
Vale Canada Ltd., 7.20%, 09/15/32(a)	50	52,052
Security	Par (000)	Value

Mining (continued)
Yamana Gold Inc.
2.63%, 08/15/31 (Call 05/15/31)	$1,000	$808,428
4.63%, 12/15/27 (Call 09/15/27)	396	371,913
		111,517,172
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	1,385	1,268,254
3.25%, 02/15/29 (Call 08/15/24)	1,060	931,846
3.28%, 12/01/28 (Call 10/01/28)(a)	900	795,132
3.57%, 12/01/31 (Call 09/01/31)	1,075	925,704
4.13%, 05/01/25 (Call 05/01/24)	980	955,127
4.25%, 04/01/28 (Call 10/01/24)	980	922,376
5.50%, 12/01/24 (Call 06/01/24)	525	519,377
		6,317,816
Oil & Gas — 4.2%
Aker BP ASA
3.75%, 01/15/30 (Call 10/15/29)(b)	1,429	1,270,331
4.00%, 01/15/31 (Call 10/15/30)(b)	1,045	925,726
6.00%, 06/13/33 (Call 03/13/33)(a)(b)	675	676,170
AKER BP ASA, 5.60%, 06/13/28
(Call 05/13/28)(b)	540	540,529
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(a)	310	281,663
4.38%, 10/15/28 (Call 07/15/28)(a)	95	87,426
4.75%, 04/15/43 (Call 10/15/42)	890	666,935
5.10%, 09/01/40 (Call 03/01/40)	1,400	1,153,285
5.25%, 02/01/42 (Call 08/01/41)	370	297,380
5.35%, 07/01/49 (Call 01/01/49)	730	569,371
6.00%, 01/15/37	780	727,467
BG Energy Capital PLC, 5.13%, 10/15/41(b)	1,630	1,465,029
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	1,342	1,099,107
2.72%, 01/12/32 (Call 10/12/31)(a)	2,520	2,125,653
2.77%, 11/10/50 (Call 05/10/50)	1,295	814,415
2.94%, 06/04/51 (Call 12/04/50)(a)	3,135	2,028,715
3.00%, 02/24/50 (Call 08/24/49)	2,501	1,657,197
3.00%, 03/17/52 (Call 09/17/51)(a)	1,603	1,045,314
3.02%, 01/16/27 (Call 10/16/26)	1,140	1,076,908
3.06%, 06/17/41 (Call 12/17/40)	2,073	1,516,432
3.07%, 03/30/50 (Call 09/30/49)	100	90,484
3.12%, 05/04/26 (Call 02/04/26)	1,626	1,556,664
3.38%, 02/08/61 (Call 08/08/60)(a)	2,663	1,773,978
3.41%, 02/11/26 (Call 12/11/25)	1,427	1,381,011
3.54%, 04/06/27 (Call 02/06/27)	877	839,015
3.59%, 04/14/27 (Call 01/14/27)	934	895,339
3.63%, 04/06/30 (Call 01/06/30)	1,637	1,518,779
3.80%, 09/21/25 (Call 07/21/25)	1,410	1,382,268
3.94%, 09/21/28 (Call 06/21/28)	1,506	1,447,417
4.23%, 11/06/28 (Call 08/06/28)	2,730	2,651,616
4.81%, 02/13/33 (Call 11/13/32)(a)	2,780	2,698,233
4.89%, 09/11/33 (Call 06/11/33)(a)	1,890	1,843,316
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	2,073	1,966,352
3.72%, 11/28/28 (Call 08/28/28)	1,241	1,177,616
4.38%, (Call 06/22/25),
(5-year CMT + 4.036%)(d)(e)	505	486,556
4.88%, (Call 03/22/30),
(5-year CMT + 4.398%)(a)(d)(e)	1,585	1,424,542
Burlington Resources LLC
5.95%, 10/15/36	205	212,422

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.20%, 08/15/31(a)	$67	$74,789
7.40%, 12/01/31	650	738,636
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	847	798,937
2.95%, 07/15/30 (Call 04/15/30)	1,014	867,216
3.85%, 06/01/27 (Call 03/01/27)	1,463	1,391,449
3.90%, 02/01/25 (Call 11/01/24)	605	591,941
4.95%, 06/01/47 (Call 12/01/46)	862	737,287
5.85%, 02/01/35	722	704,710
6.25%, 03/15/38	1,312	1,312,052
6.45%, 06/30/33	800	822,404
6.50%, 02/15/37	645	653,151
6.75%, 02/01/39	538	555,354
7.20%, 01/15/32	505	541,429
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	833	665,212
3.75%, 02/15/52 (Call 08/15/51)(a)	1,172	812,553
4.25%, 04/15/27 (Call 01/15/27)(a)	251	240,924
5.25%, 06/15/37 (Call 12/15/36)	231	209,925
5.40%, 06/15/47 (Call 12/15/46)(a)	633	565,556
6.75%, 11/15/39(a)	337	349,028
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	2,705	2,574,132
2.00%, 05/11/27 (Call 03/11/27)	1,461	1,336,975
2.24%, 05/11/30 (Call 02/11/30)	2,133	1,833,105
2.95%, 05/16/26 (Call 02/16/26)	2,850	2,730,340
2.98%, 05/11/40 (Call 11/11/39)	335	249,917
3.08%, 05/11/50 (Call 11/11/49)(a)	1,601	1,129,130
3.33%, 11/17/25 (Call 08/17/25)	1,205	1,168,287
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	1,390	1,294,016
1.02%, 08/12/27 (Call 06/12/27)	1,148	1,005,820
2.34%, 08/12/50 (Call 02/12/50)	1,354	811,260
3.25%, 10/15/29 (Call 07/15/29)	669	618,359
3.85%, 01/15/28 (Call 10/15/27)	794	771,034
5.25%, 11/15/43 (Call 05/15/43)	340	337,783
6.00%, 03/01/41 (Call 09/01/40)(a)	80	87,549
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	325	327,854
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)(b)	1,000	998,758
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)(b)	1,800	1,626,248
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(a)	485	436,238
3.30%, 09/30/49 (Call 03/30/49)	500	342,565
4.25%, 05/09/43	200	167,938
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	385	350,477
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	330	269,042
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	350	341,232
4.38%, 05/02/28	655	640,682
CNOOC Petroleum North America ULC
5.88%, 03/10/35	649	659,041
6.40%, 05/15/37(a)	1,124	1,190,195
7.50%, 07/30/39(a)	675	784,997
7.88%, 03/15/32	489	570,974
Conoco Funding Co., 7.25%, 10/15/31	680	763,906
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/24)	111	107,062
3.76%, 03/15/42 (Call 09/15/41)	1,654	1,314,988
3.80%, 03/15/52 (Call 09/15/51)	1,877	1,430,147
4.03%, 03/15/62 (Call 09/15/61)	2,620	1,978,758
Security	Par (000)	Value

Oil & Gas (continued)
4.30%, 11/15/44 (Call 05/15/44)	$1,252	$1,057,026
4.88%, 10/01/47 (Call 04/01/47)(a)	275	247,488
5.05%, 09/15/33 (Call 06/15/33)	280	276,595
5.30%, 05/15/53 (Call 11/15/52)	920	886,316
5.55%, 03/15/54 (Call 09/15/53)	760	757,372
5.70%, 09/15/63 (Call 03/15/63)	825	831,499
5.90%, 10/15/32	739	779,743
5.90%, 05/15/38	310	316,200
5.95%, 03/15/46 (Call 09/15/45)	155	157,953
6.50%, 02/01/39	1,415	1,565,971
6.95%, 04/15/29	790	867,372
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 05/15/24)(b)	1,293	1,168,135
2.88%, 04/01/32 (Call 01/01/32)(b)	1,255	983,037
4.38%, 01/15/28 (Call 10/15/27)	1,328	1,256,714
4.90%, 06/01/44 (Call 12/01/43)	1,081	832,510
5.75%, 01/15/31 (Call 07/15/30)(b)	1,565	1,518,848
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	1,305	1,243,907
4.38%, 03/15/29 (Call 12/15/28)	837	790,684
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	1,009	938,450
4.75%, 05/15/42 (Call 11/15/41)	1,182	975,889
5.00%, 06/15/45 (Call 12/15/44)(a)	475	399,630
5.25%, 10/15/27 (Call 10/15/24)	513	507,836
5.60%, 07/15/41 (Call 01/15/41)	2,030	1,870,137
5.85%, 12/15/25 (Call 09/15/25)	934	936,454
5.88%, 06/15/28 (Call 06/15/24)	860	862,626
7.88%, 09/30/31	324	360,820
7.95%, 04/15/32(a)	810	910,263
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	981	845,005
3.25%, 12/01/26 (Call 10/01/26)(a)	1,252	1,187,238
3.50%, 12/01/29 (Call 09/01/29)(a)	1,427	1,289,901
4.25%, 03/15/52 (Call 09/15/51)	978	737,719
4.40%, 03/24/51 (Call 09/24/50)	1,090	851,122
6.25%, 03/15/33 (Call 12/15/32)	1,655	1,713,353
6.25%, 03/15/53 (Call 09/15/52)(a)	870	874,678
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(b)	135	109,485
3.75%, 08/05/26 (Call 05/05/26)(b)	1,520	1,422,761
4.50%, 09/14/47 (Call 03/14/47)(b)	896	629,215
5.25%, 11/06/29 (Call 08/06/29)(b)	435	410,159
6.15%, 05/10/33 (Call 02/10/33)(b)	820	795,013
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	1,325	1,256,174
5.70%, 10/01/40(b)	630	565,497
Series X-R, 4.75%, 09/12/28(a)(b)	1,485	1,457,451
Eni USA Inc., 7.30%, 11/15/27	770	817,366
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	805	782,336
3.90%, 04/01/35 (Call 10/01/34)	1,646	1,443,826
4.15%, 01/15/26 (Call 10/15/25)	1,721	1,686,016
4.38%, 04/15/30 (Call 01/15/30)	1,218	1,178,006
4.95%, 04/15/50 (Call 10/15/49)	1,250	1,162,742
5.10%, 01/15/36 (Call 07/15/35)(a)	105	99,053
EQT Corp.
3.13%, 05/15/26 (Call 05/15/24)(b)	1,000	938,320
3.63%, 05/15/31 (Call 11/15/30)(a)(b)	770	667,498
3.90%, 10/01/27 (Call 07/01/27)	1,335	1,258,348
5.00%, 01/15/29 (Call 07/15/28)	543	525,483

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.70%, 04/01/28 (Call 03/01/28)	$561	$561,211
6.13%, 02/01/25 (Call 01/01/25)	704	704,943
7.00%, 02/01/30 (Call 11/01/29)	385	403,981
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	1,061	994,071
2.38%, 05/22/30 (Call 02/22/30)	1,057	912,722
2.88%, 04/06/25 (Call 03/06/25)	1,841	1,786,731
3.00%, 04/06/27 (Call 02/06/27)	962	905,864
3.13%, 04/06/30 (Call 01/06/30)(a)	1,588	1,445,580
3.25%, 11/18/49 (Call 05/18/49)	1,162	822,155
3.63%, 09/10/28 (Call 06/10/28)	1,250	1,193,050
3.63%, 04/06/40 (Call 10/06/39)(a)	774	627,014
3.70%, 04/06/50 (Call 10/06/49)	1,502	1,161,699
3.95%, 05/15/43	1,242	1,025,382
4.25%, 11/23/41	684	591,463
4.80%, 11/08/43	898	826,314
5.10%, 08/17/40	1,008	980,138
6.50%, 12/01/28(b)	605	647,662
6.80%, 01/15/28	625	665,040
7.15%, 11/15/25	628	648,351
7.15%, 01/15/29	115	124,536
7.25%, 09/23/27	734	792,504
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	1,639	1,540,671
2.44%, 08/16/29 (Call 05/16/29)	760	671,360
2.61%, 10/15/30 (Call 07/15/30)	2,453	2,136,353
2.71%, 03/06/25 (Call 12/06/24)	1,960	1,902,727
2.99%, 03/19/25 (Call 02/19/25)	2,309	2,246,775
3.00%, 08/16/39 (Call 02/16/39)	1,232	934,611
3.04%, 03/01/26 (Call 12/01/25)	2,666	2,565,131
3.10%, 08/16/49 (Call 02/16/49)	1,824	1,265,149
3.29%, 03/19/27 (Call 01/19/27)(a)	1,682	1,611,864
3.45%, 04/15/51 (Call 10/15/50)	2,931	2,169,157
3.48%, 03/19/30 (Call 12/19/29)	2,515	2,327,371
3.57%, 03/06/45 (Call 09/06/44)	1,550	1,203,839
4.11%, 03/01/46 (Call 09/01/45)	3,117	2,631,163
4.23%, 03/19/40 (Call 09/19/39)	2,826	2,512,732
4.33%, 03/19/50 (Call 09/19/49)	2,951	2,543,220
GS Caltex Corp., 4.50%, 01/05/26(b)	430	420,412
Helmerich & Payne Inc., 2.90%, 09/29/31
(Call 06/29/31)(a)	892	725,791
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	1,945	1,894,584
5.60%, 02/15/41	1,591	1,600,067
5.80%, 04/01/47 (Call 10/01/46)(a)	487	501,842
6.00%, 01/15/40	1,359	1,414,205
7.13%, 03/15/33(a)	1,029	1,167,195
7.30%, 08/15/31	752	849,197
7.88%, 10/01/29	636	716,617
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	510	460,007
5.88%, 04/01/26 (Call 01/01/26)	1,261	1,266,617
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(b)	400	310,000
4.75%, 04/19/27(a)(b)	195	185,477
5.38%, 04/24/30(a)(b)	1,145	1,075,679
5.75%, 04/19/47(b)	2,090	1,662,670
6.38%, 10/24/48(b)	1,880	1,597,947
Lundin Energy Finance BV
2.00%, 07/15/26 (Call 06/15/26)(b)	1,310	1,194,009
3.10%, 07/15/31 (Call 05/15/31)(b)	1,415	1,171,119
Security	Par (000)	Value

Oil & Gas (continued)
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	$1,684	$1,613,587
5.20%, 06/01/45 (Call 12/01/44)	654	544,172
6.60%, 10/01/37(a)	1,225	1,240,691
6.80%, 03/15/32	768	805,787
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	859	803,409
4.50%, 04/01/48 (Call 10/01/47)(a)	679	533,700
4.70%, 05/01/25 (Call 04/01/25)	1,217	1,202,718
4.75%, 09/15/44 (Call 03/15/44)	1,367	1,135,395
5.00%, 09/15/54 (Call 03/15/54)	323	263,942
5.13%, 12/15/26 (Call 09/15/26)	1,161	1,158,730
5.85%, 12/15/45 (Call 06/15/45)(a)	321	292,646
6.50%, 03/01/41 (Call 09/01/40)	1,335	1,369,620
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	1,000	1,047,446
Occidental Petroleum Corp.
0.00%, 10/10/36 (Call 10/10/24)(a)(f)	657	344,588
3.40%, 04/15/26 (Call 01/15/26)	245	231,273
3.50%, 08/15/29 (Call 05/15/29)(a)	350	305,048
4.10%, 02/15/47 (Call 08/15/46)	244	163,081
4.20%, 03/15/48 (Call 09/15/47)	535	390,871
4.40%, 04/15/46 (Call 10/15/45)(a)	420	321,759
4.40%, 08/15/49 (Call 02/15/49)	492	346,243
4.63%, 06/15/45 (Call 12/15/44)	460	344,149
5.50%, 12/01/25 (Call 09/01/25)(a)	605	602,020
5.55%, 03/15/26 (Call 12/15/25)	155	154,487
5.88%, 09/01/25 (Call 06/01/25)(a)	85	85,111
6.13%, 01/01/31 (Call 07/01/30)	1,025	1,035,086
6.20%, 03/15/40(a)	1,005	990,900
6.38%, 09/01/28 (Call 03/01/28)	60	61,817
6.45%, 09/15/36	2,410	2,468,057
6.60%, 03/15/46 (Call 09/15/45)(a)	1,295	1,327,077
6.63%, 09/01/30 (Call 03/01/30)	1,665	1,722,509
7.50%, 05/01/31(a)	295	321,171
7.88%, 09/15/31	620	684,506
7.95%, 06/15/39	465	517,718
8.50%, 07/15/27 (Call 01/15/27)	120	129,529
8.88%, 07/15/30 (Call 01/15/30)	1,110	1,264,346
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	969	962,947
5.65%, 05/15/25	540	539,770
5.65%, 05/15/28 (Call 04/15/28)	785	782,620
6.25%, 07/15/33 (Call 04/15/33)	580	578,190
6.50%, 08/15/34(a)	1,040	1,057,360
6.50%, 02/01/38	432	424,491
6.63%, 08/15/37	736	733,467
7.10%, 07/15/53 (Call 01/15/53)(a)	453	469,445
7.20%, 11/01/31	627	659,436
7.38%, 11/01/31	660	706,763
8.13%, 09/15/30	673	743,335
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	65	59,443
5.15%, 11/15/29 (Call 08/15/29)	110	101,903
7.15%, 10/01/33 (Call 07/01/33)(a)	115	117,341
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(b)	987	900,775
2.30%, 02/09/31 (Call 11/09/30)(b)	1,280	1,043,537
3.10%, 01/21/30 (Call 10/21/29)(b)	315	275,963
3.10%, 08/27/30 (Call 05/25/30)(b)	675	584,882
3.65%, 07/30/29(a)(b)	2,210	2,029,261
4.15%, 02/25/60 (Call 08/25/59)(b)	735	524,053

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.18%, 01/21/50 (Call 07/21/49)(b)	$1,020	$750,785
4.70%, 07/30/49(b)	867	699,264
5.63%, 05/20/43(b)	1,665	1,540,458
6.00%, 05/03/42(b)	1,530	1,472,006
6.45%, 05/30/44(b)	1,667	1,684,128
6.50%, 05/27/41(b)	350	357,085
6.50%, 11/07/48(b)	1,529	1,560,762
Petroliam Nasional Bhd, 7.63%, 10/15/26(b)	590	627,584
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)(b)	1,145	940,869
3.40%, 04/28/61 (Call 10/28/60)(a)(b)	2,025	1,324,998
3.50%, 03/18/25(b)	532	519,322
3.50%, 04/21/30 (Call 01/21/30)(b)	3,853	3,514,398
4.50%, 03/18/45(b)	1,450	1,245,490
4.55%, 04/21/50 (Call 10/21/49)(b)	3,588	3,032,846
4.80%, 04/21/60 (Call 10/21/59)(a)(b)	1,117	975,007
Petronas Energy Canada Ltd., 2.11%, 03/23/28
(Call 01/23/28)(a)(b)	760	675,716
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	1,116	1,025,269
2.15%, 12/15/30 (Call 09/15/30)	1,086	884,151
3.30%, 03/15/52 (Call 09/15/51)	1,640	1,098,089
3.85%, 04/09/25 (Call 03/09/25)	810	792,436
3.90%, 03/15/28 (Call 12/15/27)	1,288	1,222,240
4.65%, 11/15/34 (Call 05/15/34)	1,566	1,465,385
4.88%, 11/15/44 (Call 05/15/44)	2,031	1,834,138
5.30%, 06/30/33 (Call 03/30/33)	690	682,880
5.88%, 05/01/42	1,490	1,533,505
Phillips 66 Co.
2.45%, 12/15/24 (Call 11/15/24)	857	827,131
3.15%, 12/15/29 (Call 09/15/29)(a)	1,048	926,651
3.55%, 10/01/26 (Call 07/01/26)	829	790,593
3.61%, 02/15/25 (Call 11/15/24)	190	185,670
3.75%, 03/01/28 (Call 12/01/27)	273	257,308
4.68%, 02/15/45 (Call 08/15/44)(a)	740	623,290
4.90%, 10/01/46 (Call 04/01/46)	809	709,643
4.95%, 12/01/27 (Call 11/01/27)	995	987,454
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	494	453,581
1.90%, 08/15/30 (Call 05/15/30)	1,191	976,827
2.15%, 01/15/31 (Call 10/15/30)(a)	693	570,190
5.10%, 03/29/26	995	992,224
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(a)(b)	620	566,986
2.99%, 01/15/30 (Call 07/15/29)(a)(b)	50	43,996
3.90%, 12/06/59(a)(b)	435	307,543
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(b)	1,607	1,448,315
2.25%, 07/12/31 (Call 04/12/31)(b)	3,441	2,815,502
3.13%, 07/12/41 (Call 01/12/41)(b)	4,755	3,399,825
3.30%, 07/12/51 (Call 01/12/51)(a)(b)	5,317	3,543,621
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	395	382,714
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	764	769,574
6.33%, 09/30/27(b)	1,021	1,035,674
Reliance Industries Ltd.
2.88%, 01/12/32(a)(b)	1,570	1,286,708
3.63%, 01/12/52(b)	1,770	1,182,668
3.67%, 11/30/27(b)	100	93,695
3.75%, 01/12/62(b)	840	547,278
4.13%, 01/28/25(b)	577	566,322
Security	Par (000)	Value

Oil & Gas (continued)
4.88%, 02/10/45(b)	$150	$128,624
SA Global Sukuk Ltd.
1.60%, 06/17/26 (Call 05/17/26)(b)	365	332,979
2.69%, 06/17/31 (Call 03/17/31)(b)	3,037	2,578,121
Santos Finance Ltd.
3.65%, 04/29/31 (Call 01/29/31)(b)	1,516	1,252,934
6.88%, 09/19/33 (Call 06/19/33)(b)	985	994,860
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(b)	2,090	1,940,699
2.25%, 11/24/30 (Call 08/24/30)(b)	2,082	1,716,717
3.25%, 11/24/50 (Call 05/24/50)(b)	2,304	1,498,697
3.50%, 04/16/29(b)	2,661	2,449,823
3.50%, 11/24/70 (Call 05/24/70)(b)	2,853	1,773,819
4.25%, 04/16/39(a)(b)	4,122	3,447,229
4.38%, 04/16/49(b)	4,531	3,595,992
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	1,873	1,636,128
2.50%, 09/12/26	1,626	1,530,323
2.75%, 04/06/30 (Call 01/06/30)	2,371	2,103,957
2.88%, 05/10/26	2,486	2,372,943
2.88%, 11/26/41 (Call 05/26/41)	770	549,871
3.00%, 11/26/51 (Call 05/26/51)	535	354,824
3.13%, 11/07/49 (Call 05/07/49)(a)	1,237	849,657
3.25%, 05/11/25	2,158	2,102,616
3.25%, 04/06/50 (Call 10/06/49)	2,352	1,667,973
3.63%, 08/21/42	1,561	1,242,474
3.75%, 09/12/46	1,714	1,340,757
3.88%, 11/13/28 (Call 08/23/28)	1,905	1,829,737
4.00%, 05/10/46	2,790	2,268,969
4.13%, 05/11/35	2,219	2,030,130
4.38%, 05/11/45	2,701	2,338,315
4.55%, 08/12/43	1,416	1,266,089
5.50%, 03/25/40	1,905	1,936,361
6.38%, 12/15/38	3,178	3,500,660
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	245	206,713
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	917	850,693
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25(b)	1,420	1,378,462
4.10%, 04/28/45(b)	1,235	1,024,655
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(b)	1,253	1,173,328
3.50%, 05/03/26(a)(b)	465	447,701
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(b)	1,115	1,051,456
3.63%, 04/12/27(b)	1,200	1,152,613
4.00%, 09/13/47(b)	710	568,909
4.25%, 04/12/47(a)(b)	300	247,450
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(b)	365	338,329
2.15%, 05/13/25 (Call 04/13/25)(b)	1,360	1,296,756
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	979	829,292
2.70%, 05/13/30 (Call 02/13/30)(a)(b)	1,105	975,096
2.95%, 08/08/29 (Call 05/08/29)(a)(b)	879	797,632
2.95%, 11/12/29 (Call 08/12/29)(b)	619	560,666
3.10%, 01/08/51 (Call 07/08/50)(b)	675	443,293
3.35%, 05/13/50 (Call 11/13/49)(b)	1,084	786,228
3.44%, 11/12/49 (Call 05/12/49)(a)(b)	435	313,418
3.68%, 08/08/49 (Call 02/08/49)(a)(b)	917	689,670
4.13%, 09/12/25(a)(b)	510	499,409
4.25%, 09/12/28(a)(b)	865	843,620

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.60%, 09/12/48(b)	$818	$721,887
Sinopec Group Overseas Development Ltd., 4.25%, 05/03/46(b)	755	632,477
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	945	662,055
4.00%, 11/15/47 (Call 05/15/47)	830	614,061
5.95%, 12/01/34	459	456,926
6.50%, 06/15/38	1,731	1,772,057
6.80%, 05/15/38	1,245	1,303,800
6.85%, 06/01/39	1,371	1,436,188
7.00%, 11/15/28	140	148,409
7.15%, 02/01/32(a)	845	914,029
7.88%, 06/15/26(a)	540	570,767
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(b)	582	536,604
3.25%, 08/15/30 (Call 02/15/30)(a)(b)	460	355,115
4.00%, 08/15/26(b)	685	627,803
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(a)(b)	615	501,323
3.50%, 10/17/49(b)	885	536,916
3.75%, 06/18/50(b)	765	487,173
4.63%, 11/20/28(b)	265	255,311
5.38%, 11/20/48(b)	445	374,218
Tosco Corp., 8.13%, 02/15/30.	556	633,145
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	1,419	1,376,588
2.83%, 01/10/30 (Call 10/10/29)	1,571	1,398,853
2.99%, 06/29/41 (Call 12/29/40)	1,253	917,590
3.13%, 05/29/50 (Call 11/29/49)	2,945	2,027,440
3.39%, 06/29/60 (Call 12/29/59)	636	436,966
3.45%, 02/19/29 (Call 11/19/28)	1,789	1,656,941
3.46%, 07/12/49 (Call 01/12/49)	1,320	972,087
TotalEnergies Capital SA, 3.88%, 10/11/28	1,574	1,513,572
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	857	766,101
2.80%, 12/01/31 (Call 09/01/31)	1,530	1,248,063
2.85%, 04/15/25 (Call 03/15/25)	82	78,765
3.40%, 09/15/26 (Call 06/15/26)	255	242,109
3.65%, 12/01/51 (Call 06/01/51)	1,430	978,351
4.00%, 04/01/29 (Call 01/01/29)(a)	127	119,407
4.00%, 06/01/52 (Call 12/01/51)(a)	868	631,409
4.35%, 06/01/28 (Call 03/01/28)	1,053	1,012,754
4.90%, 03/15/45(a)	503	429,427
6.63%, 06/15/37(a)	2,011	2,109,360
7.50%, 04/15/32	685	767,115
Var Energi ASA
7.50%, 01/15/28 (Call 12/15/27)(b)	620	639,728
8.00%, 11/15/32 (Call 08/15/32)(b)	1,440	1,546,978
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	1,350	1,312,575
3.70%, 09/15/26 (Call 06/15/26)(b)	1,320	1,252,496
3.70%, 03/15/28 (Call 12/15/27)(b)	1,215	1,116,676
4.50%, 03/04/29 (Call 12/04/28)(b)	1,536	1,445,384
XTO Energy Inc., 6.75%, 08/01/37(a)	627	696,875
		404,760,738
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	1,255	1,201,116
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	1,052	961,783
3.14%, 11/07/29 (Call 08/07/29)	810	724,729
Security	Par (000)	Value

Oil & Gas Services (continued)
3.34%, 12/15/27 (Call 09/15/27)	$1,828	$1,713,509
4.08%, 12/15/47 (Call 06/15/47)	1,743	1,391,600
4.49%, 05/01/30 (Call 02/01/30)	782	753,829
Guara Norte Sarl, 5.20%, 06/15/34(b)	128	113,057
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	1,381	1,210,022
3.80%, 11/15/25 (Call 08/15/25)	936	912,689
4.50%, 11/15/41 (Call 05/15/41)	920	781,731
4.75%, 08/01/43 (Call 02/01/43)	1,163	1,027,400
4.85%, 11/15/35 (Call 05/15/35)	680	645,266
5.00%, 11/15/45 (Call 05/15/45)(a)	1,893	1,729,804
6.70%, 09/15/38	1,242	1,389,731
7.45%, 09/15/39(a)	1,403	1,655,112
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	1,248	1,115,404
3.95%, 12/01/42 (Call 06/01/42)	1,629	1,170,870
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	812	760,454
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	1,522	1,445,049
4.00%, 12/21/25 (Call 09/21/25)(b)	963	940,922
4.30%, 05/01/29 (Call 02/01/29)(b)	1,039	995,509
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	1,654	1,440,241
4.50%, 05/15/28 (Call 04/15/28)	450	444,901
4.85%, 05/15/33 (Call 02/15/33)(a)	450	439,662
		24,964,390
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	20	19,107
4.50%, 05/15/28 (Call 02/15/28)	850	814,073
5.63%, 05/26/33 (Call 02/26/33)(a)	800	799,601
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)(a)	1,298	1,078,683
2.69%, 05/25/31 (Call 02/25/31)	958	787,178
3.10%, 09/15/26 (Call 06/15/26)	620	574,298
4.00%, 05/17/25 (Call 04/17/25)	199	194,084
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	200	170,812
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	1,665	1,527,816
1.65%, 01/15/27 (Call 12/15/26)	805	710,267
4.88%, 07/15/26 (Call 07/15/24)(b)	1,730	1,674,813
5.50%, 04/15/28 (Call 03/15/28)(a)(b)	530	521,437
Brambles USA Inc., 4.13%, 10/23/25
(Call 07/25/25)(b)	1,122	1,089,309
CCL Industries Inc.
3.05%, 06/01/30 (Call 03/01/30)(b)	1,090	928,164
3.25%, 10/01/26 (Call 07/01/26)(b)	590	550,033
Graphic Packaging International LLC, 1.51%, 04/15/26 (Call 03/15/26)(b)	912	823,602
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	885	777,052
3.05%, 10/01/51 (Call 04/01/51)	945	597,281
3.40%, 12/15/27 (Call 09/15/27)	1,091	1,019,111
4.05%, 12/15/49 (Call 06/15/49)	594	446,288
5.70%, 12/01/33 (Call 09/01/33)	280	283,794
Sealed Air Corp., 1.57%, 10/15/26
(Call 09/15/26)(b)	888	788,692
Silgan Holdings Inc., 1.40%, 04/01/26
(Call 03/01/26)(b)	1,125	1,017,416

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/24)	$740	$708,055
2.25%, 02/01/27 (Call 01/01/27)	775	697,481
2.85%, 02/01/32 (Call 11/01/31)	755	615,597
3.13%, 05/01/30 (Call 02/01/30)	1,210	1,044,678
5.75%, 11/01/40 (Call 05/01/40)(a)	25	23,944
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	350	361,635
WestRock MWV LLC
7.95%, 02/15/31	515	581,247
8.20%, 01/15/30	330	374,659
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(a)	1,187	975,603
3.38%, 09/15/27 (Call 06/15/27)	694	642,087
3.75%, 03/15/25 (Call 01/15/25)	884	860,441
3.90%, 06/01/28 (Call 03/01/28)	895	836,804
4.00%, 03/15/28 (Call 12/15/27)	858	806,561
4.20%, 06/01/32 (Call 03/01/32)(a)	616	564,202
4.65%, 03/15/26 (Call 01/15/26)	1,169	1,144,691
4.90%, 03/15/29 (Call 12/15/28)(a)	984	963,912
		28,394,508
Pharmaceuticals — 4.4%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	4,435	4,198,049
3.20%, 05/14/26 (Call 02/14/26)	2,906	2,788,186
3.20%, 11/21/29 (Call 08/21/29)	6,063	5,505,231
3.60%, 05/14/25 (Call 02/14/25)	3,350	3,270,509
3.80%, 03/15/25 (Call 12/15/24)	2,281	2,237,490
4.05%, 11/21/39 (Call 05/21/39)	4,768	4,097,782
4.25%, 11/14/28 (Call 08/14/28)	1,817	1,765,706
4.25%, 11/21/49 (Call 05/21/49)	6,924	5,825,107
4.30%, 05/14/36 (Call 11/14/35)(a)	1,403	1,288,464
4.40%, 11/06/42	3,159	2,773,259
4.45%, 05/14/46 (Call 11/14/45)	1,951	1,704,618
4.50%, 05/14/35 (Call 11/14/34)	3,225	3,032,004
4.55%, 03/15/35 (Call 09/15/34)	2,198	2,075,620
4.63%, 10/01/42 (Call 04/01/42)	415	365,359
4.70%, 05/14/45 (Call 11/14/44)	3,277	2,958,762
4.75%, 03/15/45 (Call 09/15/44)	1,138	1,030,566
4.85%, 06/15/44 (Call 12/15/43)	1,402	1,297,964
4.88%, 11/14/48 (Call 05/14/48)	2,170	2,011,738
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	1,650	1,508,092
1.75%, 05/28/28 (Call 03/28/28)	753	663,068
2.25%, 05/28/31 (Call 02/28/31)	820	682,595
4.88%, 03/03/28 (Call 02/03/28)	1,450	1,450,562
4.88%, 03/03/33 (Call 12/03/32)(a)	945	940,029
4.90%, 03/03/30 (Call 01/03/30)(a)	935	937,428
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	1,632	1,485,083
1.38%, 08/06/30 (Call 05/06/30)	1,632	1,313,498
2.13%, 08/06/50 (Call 02/06/50)(a)	805	466,311
3.00%, 05/28/51 (Call 11/28/50)(a)	1,240	865,961
3.13%, 06/12/27 (Call 03/12/27)	990	936,534
3.38%, 11/16/25	2,540	2,461,401
4.00%, 01/17/29 (Call 10/17/28)	1,347	1,299,666
4.00%, 09/18/42	1,130	966,137
4.38%, 11/16/45	844	741,876
4.38%, 08/17/48 (Call 02/17/48)	851	746,347
6.45%, 09/15/37	2,935	3,269,312
Bayer Corp., 6.65%, 02/15/28(a)(b)	244	252,990
Security	Par (000)	Value

Pharmaceuticals (continued)
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(b)	$453	$302,875
4.20%, 07/15/34 (Call 01/15/34)(a)(b)	1,094	939,810
4.25%, 12/15/25 (Call 10/15/25)(b)	3,207	3,090,678
4.38%, 12/15/28 (Call 09/15/28)(b)	3,662	3,392,224
4.40%, 07/15/44 (Call 01/15/44)(b)	1,237	899,474
4.63%, 06/25/38 (Call 12/25/37)(b)	1,412	1,160,834
4.65%, 11/15/43 (Call 05/15/43)(a)(b)	160	121,255
4.70%, 07/15/64 (Call 01/15/64)(b)	930	656,003
4.88%, 06/25/48 (Call 12/25/47)(b)	2,740	2,127,896
5.50%, 08/15/25(a)(b)	398	392,246
5.50%, 07/30/35(a)(b)	625	594,162
Bayer U.S. Finance LLC
6.13%, 11/21/26 (Call 10/21/26)(b)	1,000	1,002,517
6.25%, 01/21/29 (Call 12/21/28)(b)	325	326,367
6.38%, 11/21/30 (Call 09/21/30)(a)(b)	1,000	997,334
6.50%, 11/21/33 (Call 08/21/33)(a)(b)	915	909,157
6.88%, 11/21/53 (Call 05/21/53)(b)	200	199,881
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	1,267	1,017,443
2.82%, 05/20/30 (Call 02/20/30)	841	727,083
3.70%, 06/06/27 (Call 03/06/27)	2,753	2,620,318
3.73%, 12/15/24 (Call 09/15/24)	1,288	1,262,443
3.79%, 05/20/50 (Call 11/20/49)(a)	605	453,547
4.30%, 08/22/32 (Call 05/22/32)	855	794,052
4.67%, 06/06/47 (Call 12/06/46)	2,029	1,772,805
4.69%, 02/13/28 (Call 01/13/28)	975	961,137
4.69%, 12/15/44 (Call 06/15/44)	1,346	1,174,152
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)(a)	1,399	1,294,101
1.13%, 11/13/27 (Call 09/13/27)	1,433	1,248,023
1.45%, 11/13/30 (Call 08/13/30)	1,971	1,565,479
2.35%, 11/13/40 (Call 05/13/40)	1,138	754,191
2.55%, 11/13/50 (Call 05/13/50)	1,903	1,140,369
2.95%, 03/15/32 (Call 12/15/31)(a)	1,865	1,606,405
3.20%, 06/15/26 (Call 04/15/26)	2,386	2,294,370
3.25%, 02/27/27	430	411,069
3.25%, 08/01/42	800	583,096
3.40%, 07/26/29 (Call 04/26/29)	3,296	3,059,816
3.45%, 11/15/27 (Call 08/15/27)	785	748,678
3.55%, 03/15/42 (Call 09/15/41)	1,510	1,174,444
3.70%, 03/15/52 (Call 09/15/51)(a)	1,937	1,444,919
3.90%, 02/20/28 (Call 11/20/27)	898	867,284
3.90%, 03/15/62 (Call 09/15/61)	1,264	931,091
4.13%, 06/15/39 (Call 12/15/38)	2,545	2,188,187
4.25%, 10/26/49 (Call 04/26/49)	4,602	3,807,688
4.35%, 11/15/47 (Call 05/15/47)	1,724	1,441,171
4.50%, 03/01/44 (Call 09/01/43)(a)	200	172,302
4.55%, 02/20/48 (Call 08/20/47)	1,497	1,299,151
4.63%, 05/15/44 (Call 11/15/43)	1,080	957,293
5.00%, 08/15/45 (Call 02/15/45)	710	657,827
5.75%, 02/01/31 (Call 12/01/30)	1,175	1,224,068
5.88%, 11/15/36(a)	442	454,707
5.90%, 11/15/33 (Call 08/15/33)	865	910,352
6.25%, 11/15/53 (Call 05/15/53)	785	855,120
6.40%, 11/15/63 (Call 05/15/63)	740	815,984
6.80%, 11/15/26(a)	420	443,403
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	1,471	1,390,049
3.75%, 09/15/25 (Call 06/15/25)(a)	717	693,714
4.37%, 06/15/47 (Call 12/15/46)(a)	782	627,823

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.50%, 11/15/44 (Call 05/15/44)(a)	$692	$553,094
4.60%, 03/15/43	390	322,522
4.90%, 09/15/45 (Call 03/15/45)	649	550,283
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	1,210	1,015,841
2.80%, 05/15/30 (Call 02/15/30)	990	851,714
3.25%, 03/01/25 (Call 12/01/24)	814	792,154
3.45%, 12/15/27 (Call 09/15/27)	863	816,641
4.25%, 03/01/45 (Call 09/01/44)(a)	485	392,343
4.30%, 12/15/47 (Call 06/15/47)	1,067	895,175
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	915	836,801
2.38%, 03/15/31 (Call 12/15/30)	1,565	1,283,513
2.40%, 03/15/30 (Call 12/15/29)	1,845	1,564,550
3.05%, 10/15/27 (Call 07/15/27)	998	925,510
3.20%, 03/15/40 (Call 09/15/39)	1,059	787,449
3.25%, 04/15/25 (Call 01/15/25)	905	877,894
3.40%, 03/01/27 (Call 12/01/26)	1,625	1,543,926
3.40%, 03/15/50 (Call 09/15/49)	1,665	1,145,059
3.40%, 03/15/51 (Call 09/15/50)	2,265	1,549,693
3.88%, 10/15/47 (Call 04/15/47)	1,159	886,142
4.13%, 11/15/25 (Call 09/15/25)(a)	1,813	1,770,814
4.38%, 10/15/28 (Call 07/15/28)(a)	4,120	3,974,367
4.50%, 02/25/26 (Call 11/27/25)	1,466	1,441,845
4.80%, 08/15/38 (Call 02/15/38)	2,743	2,530,679
4.80%, 07/15/46 (Call 01/16/46)	2,019	1,781,525
4.90%, 12/15/48 (Call 06/15/48)	3,418	3,028,883
5.38%, 02/15/42 (Call 08/15/41)	70	62,453
5.40%, 03/15/33 (Call 12/15/32)	1,150	1,148,189
5.69%, 03/15/26 (Call 03/15/24)	215	214,690
6.13%, 11/15/41(a)	439	454,078
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	2,834	2,463,083
1.75%, 08/21/30 (Call 05/21/30)	1,410	1,127,487
1.88%, 02/28/31 (Call 11/28/30)	1,700	1,344,137
2.13%, 09/15/31 (Call 06/15/31)	1,390	1,102,249
2.70%, 08/21/40 (Call 02/21/40)	1,453	971,669
2.88%, 06/01/26 (Call 03/01/26)	2,079	1,965,278
3.00%, 08/15/26 (Call 06/15/26)	1,054	994,321
3.25%, 08/15/29 (Call 05/15/29)	2,252	2,026,413
3.63%, 04/01/27 (Call 02/01/27)	1,461	1,389,770
3.75%, 04/01/30 (Call 01/01/30)	1,909	1,746,474
3.88%, 07/20/25 (Call 04/20/25)	2,671	2,604,631
4.10%, 03/25/25 (Call 01/25/25)	1,104	1,086,407
4.13%, 04/01/40 (Call 10/01/39)	1,156	935,979
4.25%, 04/01/50 (Call 10/01/49)	1,100	857,061
4.30%, 03/25/28 (Call 12/25/27)	5,581	5,399,168
4.78%, 03/25/38 (Call 09/25/37)	6,246	5,604,663
4.88%, 07/20/35 (Call 01/20/35)	208	194,093
5.00%, 12/01/24 (Call 09/01/24)(a)	433	429,537
5.00%, 02/20/26 (Call 01/20/26)	1,695	1,686,994
5.00%, 01/30/29 (Call 12/30/28)	1,330	1,322,548
5.05%, 03/25/48 (Call 09/25/47)	9,774	8,568,189
5.13%, 02/21/30 (Call 12/21/29)	1,920	1,892,289
5.13%, 07/20/45 (Call 01/20/45)	4,413	3,929,020
5.25%, 01/30/31 (Call 11/30/30)(a)	980	975,456
5.25%, 02/21/33 (Call 11/21/32)	2,325	2,285,487
5.30%, 06/01/33 (Call 03/01/33)	1,370	1,347,532
5.30%, 12/05/43 (Call 06/05/43)	180	164,915
5.63%, 02/21/53 (Call 08/21/52)	1,605	1,520,510
5.88%, 06/01/53 (Call 12/01/52)	1,620	1,585,613
Security	Par (000)	Value

Pharmaceuticals (continued)
6.00%, 06/01/63 (Call 12/01/62)	$1,150	$1,128,768
6.13%, 09/15/39(a)	748	754,456
6.25%, 06/01/27(a)	810	842,636
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	2,053	1,238,265
2.50%, 09/15/60 (Call 03/15/60)	1,262	725,090
2.75%, 06/01/25 (Call 03/01/25)	952	921,216
3.10%, 05/15/27 (Call 02/15/27)	691	654,562
3.38%, 03/15/29 (Call 12/15/28)	1,473	1,390,239
3.70%, 03/01/45 (Call 09/01/44)	755	609,797
3.95%, 05/15/47 (Call 11/15/46)	76	63,923
3.95%, 03/15/49 (Call 09/15/48)	370	309,273
4.15%, 03/15/59 (Call 09/15/58)	640	530,491
4.70%, 02/27/33 (Call 11/27/32)	775	768,763
4.88%, 02/27/53 (Call 08/27/52)	1,742	1,699,793
4.95%, 02/27/63 (Call 08/27/62)	1,185	1,143,457
5.50%, 03/15/27	250	257,143
5.55%, 03/15/37	205	214,474
5.95%, 11/15/37	185	197,940
EMD Finance LLC, 3.25%, 03/19/25
(Call 12/19/24)(b)	1,399	1,357,754
Evernorth Health Inc., 4.50%, 02/25/26
(Call 11/27/25)	1,164	1,141,527
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	1,038	1,015,625
3.88%, 05/15/28(a)	2,609	2,509,072
4.20%, 03/18/43	840	733,077
5.38%, 04/15/34(a)	1,015	1,054,867
6.38%, 05/15/38	3,448	3,845,013
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	871	816,600
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	1,372	1,275,275
0.95%, 09/01/27 (Call 07/01/27)(a)	2,351	2,063,485
1.30%, 09/01/30 (Call 06/01/30)(a)	1,861	1,515,043
2.10%, 09/01/40 (Call 03/01/40)	1,165	784,488
2.25%, 09/01/50 (Call 03/01/50)(a)	850	522,385
2.45%, 03/01/26 (Call 12/01/25)	2,623	2,493,655
2.45%, 09/01/60 (Call 03/01/60)	1,138	687,380
2.63%, 01/15/25 (Call 11/15/24)	768	748,645
2.90%, 01/15/28 (Call 10/15/27)	1,275	1,199,234
2.95%, 03/03/27 (Call 12/03/26)	1,603	1,524,143
3.40%, 01/15/38 (Call 07/15/37)	1,366	1,147,692
3.50%, 01/15/48 (Call 07/15/47)(a)	354	280,428
3.55%, 03/01/36 (Call 09/01/35)	1,421	1,257,651
3.63%, 03/03/37 (Call 09/03/36)	872	765,647
3.70%, 03/01/46 (Call 09/01/45)	2,451	2,029,299
3.75%, 03/03/47 (Call 09/03/46)	1,478	1,222,000
4.38%, 12/05/33 (Call 06/05/33)	1,257	1,254,242
4.50%, 09/01/40	545	514,691
4.50%, 12/05/43 (Call 06/05/43)	815	769,974
4.85%, 05/15/41(a)	414	405,226
4.95%, 05/15/33(a)	586	610,963
5.85%, 07/15/38	1,631	1,794,395
5.95%, 08/15/37	1,037	1,147,262
6.95%, 09/01/29(a)	345	387,278
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	901	825,893
1.30%, 08/15/26 (Call 07/15/26)	1,165	1,052,743
3.95%, 02/16/28 (Call 11/16/27)(a)	477	458,295
4.88%, 03/15/44 (Call 09/15/43)(a)	597	505,441

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.90%, 07/15/28 (Call 06/15/28)	$450	$448,011
5.10%, 07/15/33 (Call 04/15/33)	310	305,220
5.25%, 02/15/26 (Call 02/15/24)	370	369,038
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	1,298	1,273,030
4.60%, 06/01/44 (Call 12/01/43)	530	458,750
5.90%, 11/01/39	285	285,258
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	1,713	1,568,035
1.45%, 06/24/30 (Call 03/24/30)	410	331,249
1.70%, 06/10/27 (Call 05/10/27)	1,647	1,484,287
1.90%, 12/10/28 (Call 10/10/28)	1,202	1,051,360
2.15%, 12/10/31 (Call 09/10/31)(a)	2,995	2,462,207
2.35%, 06/24/40 (Call 12/24/39)(a)	463	316,025
2.45%, 06/24/50 (Call 12/24/49)(a)	1,881	1,148,090
2.75%, 02/10/25 (Call 11/10/24)	1,825	1,773,580
2.75%, 12/10/51 (Call 06/10/51)(a)	2,803	1,790,466
2.90%, 12/10/61 (Call 06/10/61)	1,930	1,189,237
3.40%, 03/07/29 (Call 12/07/28)	2,408	2,257,924
3.60%, 09/15/42 (Call 03/15/42)(a)	997	798,230
3.70%, 02/10/45 (Call 08/10/44)	2,206	1,753,219
3.90%, 03/07/39 (Call 09/07/38)	1,501	1,295,587
4.00%, 03/07/49 (Call 09/07/48)	1,722	1,422,204
4.05%, 05/17/28 (Call 04/17/28)	325	317,383
4.15%, 05/18/43	1,374	1,190,329
4.30%, 05/17/30 (Call 03/17/30)	860	833,465
4.50%, 05/17/33 (Call 02/17/33)	935	904,806
4.90%, 05/17/44 (Call 11/17/43)	680	647,920
5.00%, 05/17/53 (Call 11/17/52)	1,770	1,702,897
5.15%, 05/17/63 (Call 11/17/62)	1,260	1,225,579
6.50%, 12/01/33	1,010	1,127,672
6.55%, 09/15/37	520	579,132
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	183	190,924
5.85%, 06/30/39(a)	255	263,582
5.95%, 12/01/28(a)	1,135	1,190,631
6.40%, 03/01/28(a)	670	706,583
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	1,269	1,198,977
5.20%, 04/15/48 (Call 10/15/47)	1,048	797,961
5.40%, 11/29/43 (Call 05/29/43)	641	513,926
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	1,459	1,402,054
2.00%, 02/14/27 (Call 12/14/26)	1,556	1,432,399
2.20%, 08/14/30 (Call 05/14/30)	2,214	1,887,763
2.75%, 08/14/50 (Call 02/14/50)(a)	1,611	1,071,769
3.00%, 11/20/25 (Call 08/20/25)	1,996	1,925,866
3.10%, 05/17/27 (Call 02/17/27)	1,425	1,351,724
3.70%, 09/21/42(a)	1,128	920,214
4.00%, 11/20/45 (Call 05/20/45)	893	754,731
4.40%, 05/06/44	2,212	1,994,836
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	959	900,541
1.70%, 05/28/30 (Call 02/28/30)	1,630	1,353,570
1.75%, 08/18/31 (Call 05/18/31)	1,418	1,133,843
2.55%, 05/28/40 (Call 11/28/39)	1,686	1,184,874
2.63%, 04/01/30 (Call 01/01/30)	1,788	1,571,423
2.70%, 05/28/50 (Call 11/28/49)(a)	1,844	1,207,287
2.75%, 06/03/26(a)	1,572	1,496,184
3.00%, 12/15/26	2,132	2,023,859
3.45%, 03/15/29 (Call 12/15/28)	3,203	3,016,623
Security	Par (000)	Value

Pharmaceuticals (continued)
3.60%, 09/15/28 (Call 06/15/28)(a)	$1,413	$1,354,052
3.90%, 03/15/39 (Call 09/15/38)	1,363	1,152,438
4.00%, 12/15/36(a)	1,069	964,613
4.00%, 03/15/49 (Call 09/15/48)	1,649	1,376,926
4.10%, 09/15/38 (Call 03/15/38)	1,043	918,860
4.13%, 12/15/46	1,734	1,470,820
4.20%, 09/15/48 (Call 03/15/48)	1,366	1,169,557
4.30%, 06/15/43	1,151	1,000,664
4.40%, 05/15/44	1,073	958,708
5.60%, 09/15/40	927	938,509
7.20%, 03/15/39	4,027	4,801,876
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	3,870	3,826,596
4.45%, 05/19/28 (Call 04/19/28)	4,895	4,805,112
4.65%, 05/19/30 (Call 03/19/30)	2,255	2,212,442
4.75%, 05/19/33 (Call 02/19/33)	5,965	5,802,886
5.11%, 05/19/43 (Call 11/19/42)	2,110	2,027,785
5.30%, 05/19/53 (Call 11/19/52)(a)	7,815	7,619,898
5.34%, 05/19/63 (Call 11/19/62)	2,615	2,515,046
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/25	3,585	3,560,041
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	1,576	1,509,350
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	3,481	3,308,559
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	3,040	2,515,685
3.03%, 07/09/40 (Call 01/09/40)(a)	2,125	1,534,909
3.18%, 07/09/50 (Call 01/09/50)	2,705	1,800,389
3.38%, 07/09/60 (Call 01/09/60)(a)	1,146	737,998
5.00%, 11/26/28 (Call 08/26/28)	2,283	2,265,260
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	2,201	2,098,063
5.25%, 06/15/46 (Call 12/15/45)	1,311	1,014,932
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	1,170	1,096,332
2.30%, 06/22/27 (Call 04/22/27)	1,348	1,191,176
2.70%, 06/22/30 (Call 03/22/30)	1,453	1,180,112
3.85%, 06/22/40 (Call 12/22/39)	2,151	1,491,080
4.00%, 06/22/50 (Call 12/22/49)	1,748	1,132,902
Wyeth LLC
5.95%, 04/01/37	2,346	2,475,803
6.00%, 02/15/36	865	913,937
6.50%, 02/01/34	1,198	1,307,633
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	539	445,933
3.00%, 09/12/27 (Call 06/15/27)(a)	899	836,718
3.00%, 05/15/50 (Call 11/15/49)	576	384,715
3.90%, 08/20/28 (Call 05/20/28)(a)	989	943,020
3.95%, 09/12/47 (Call 03/12/47)(a)	567	443,078
4.45%, 08/20/48 (Call 02/20/48)	334	282,601
4.50%, 11/13/25 (Call 08/13/25)	1,302	1,278,732
4.70%, 02/01/43 (Call 08/01/42)	1,806	1,614,394
5.40%, 11/14/25 (Call 10/14/25)	615	614,252
5.60%, 11/16/32 (Call 08/16/32)	505	517,327
		428,070,698
Pipelines — 3.4%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(a)(b)	660	608,090
4.60%, 11/02/47(b)	2,365	2,050,043
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	740	639,100

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.60%, 09/01/32 (Call 06/01/32)(a)	$775	$657,994
4.45%, 07/15/27 (Call 04/15/27)	993	952,668
4.80%, 05/03/29 (Call 02/03/29)	920	878,846
4.95%, 12/15/24 (Call 09/15/24)	970	958,744
5.95%, 06/01/26 (Call 03/01/26)	1,121	1,126,025
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(b)	1,315	1,116,517
3.30%, 01/15/35 (Call 09/15/34)(b)	905	737,985
3.40%, 01/15/38 (Call 07/15/37)(b)	1,240	1,002,526
3.70%, 01/15/39 (Call 07/15/38)(a)(b)	1,220	966,165
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(a)	1,095	836,991
3.70%, 11/15/29 (Call 05/18/29)	846	771,022
5.13%, 06/30/27 (Call 01/01/27)	1,984	1,965,258
5.88%, 03/31/25 (Call 10/02/24)	2,026	2,026,336
Cheniere Energy Inc., 4.63%, 10/15/28
(Call 10/15/24)	675	642,411
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	1,445	1,189,638
4.00%, 03/01/31 (Call 03/01/26)	1,510	1,331,983
4.50%, 10/01/29 (Call 10/01/24)	1,200	1,119,481
5.95%, 06/30/33 (Call 12/30/32)(b)	1,386	1,375,175
Colonial Enterprises Inc., 3.25%, 05/15/30
(Call 02/15/30)(b)	1,032	909,211
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(b)	360	346,519
4.20%, 04/15/43 (Call 10/15/42)(a)(b)	50	39,654
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	730	576,445
7.63%, 04/15/32(a)(b)	155	172,129
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26
(Call 05/15/26)(b)	481	460,738
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	1,408	1,383,375
5.80%, 06/01/45 (Call 12/01/44)(a)	715	662,353
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/28 (Call 07/15/28)(b)	1,290	1,304,422
6.05%, 08/15/26 (Call 07/15/26)(b)	555	561,727
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/30 (Call 06/15/30)(b)	910	913,644
6.04%, 11/15/33 (Call 08/15/33)(b)	1,875	1,892,009
6.50%, 08/15/43 (Call 02/15/43)(b)	985	996,721
6.54%, 11/15/53 (Call 05/15/53)(b)	1,440	1,473,405
6.71%, 08/15/63 (Call 02/15/63)(b)	875	902,673
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	555	462,527
5.13%, 05/15/29 (Call 02/15/29)	745	732,382
5.38%, 07/15/25 (Call 04/15/25)	320	319,469
5.60%, 04/01/44 (Call 10/01/43)	640	596,217
5.63%, 07/15/27 (Call 04/15/27)	695	701,124
6.45%, 11/03/36(b)	860	874,568
6.75%, 09/15/37(b)	590	619,029
8.13%, 08/16/30(a)	110	124,327
DT Midstream Inc., 4.30%, 04/15/32
(Call 01/15/32)(b)	940	814,914
Eastern Energy Gas Holdings LLC, 3.60%, 12/15/24 (Call 09/15/24)	487	476,493
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	899	783,188
3.90%, 11/15/49 (Call 05/15/49)	601	419,417
4.60%, 12/15/44 (Call 06/15/44)	564	455,559
Security	Par (000)	Value

Pipelines (continued)
4.80%, 11/01/43 (Call 05/01/43)(a)	$357	$301,344
EIG Pearl Holdings Sarl
3.55%, 08/31/36(b)	335	278,479
4.39%, 11/30/46(b)	100	73,613
El Paso Natural Gas Co. LLC
3.50%, 02/15/32 (Call 11/15/31)(b)	605	503,936
8.38%, 06/15/32	535	599,490
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	569	522,545
5.88%, 10/15/25 (Call 07/15/25)	524	525,700
7.38%, 10/15/45 (Call 04/15/45)	917	1,023,880
Series B, 7.50%, 04/15/38	710	781,930
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	492	444,309
2.50%, 01/15/25 (Call 12/15/24)	629	606,964
2.50%, 02/14/25	438	421,762
2.50%, 08/01/33 (Call 05/01/33)	1,520	1,185,035
3.13%, 11/15/29 (Call 08/15/29)	1,520	1,349,733
3.40%, 08/01/51 (Call 02/01/51)(a)	1,270	856,609
3.70%, 07/15/27 (Call 04/15/27)(a)	1,775	1,687,713
4.00%, 11/15/49 (Call 05/15/49)(a)	625	461,999
4.25%, 12/01/26 (Call 09/01/26)	799	776,672
4.50%, 06/10/44 (Call 12/10/43)	1,009	811,948
5.50%, 12/01/46 (Call 05/29/46)	612	565,147
5.50%, 07/15/77 (Call 07/15/27),
(3-mo. SOFR + 3.680%)(d)	975	857,202
5.70%, 03/08/33 (Call 12/08/32)	1,910	1,909,983
5.90%, 11/15/26 (Call 10/15/26)	975	991,703
5.97%, 03/08/26 (Call 03/08/24)	460	459,566
6.00%, 11/15/28 (Call 10/15/28)	720	740,068
6.20%, 11/15/30 (Call 09/15/30)(a)	410	426,224
6.25%, 03/01/78 (Call 03/01/28),
(3-mo. SOFR + 3.903%)(d)	1,141	1,018,890
6.70%, 11/15/53 (Call 05/15/53)	1,010	1,103,831
7.38%, 01/15/83 (Call 01/15/28),
(5-year CMT + 3.708%)(d)	390	374,546
7.63%, 01/15/83 (Call 10/15/32),
(5-year CMT + 4.418%)(d)	65	61,442
8.25%, 01/15/84 (Call 10/15/28),
(5-year CMT + 3.785%)(d)	500	499,129
8.50%, 01/15/84 (Call 10/15/33),
(5-year CMT + 4.431%)(d)	500	501,588
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27),
(3-mo. SOFR + 4.152%)(d)	782	709,733
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30),
(5-year CMT + 5.314%)(d)	883	767,327
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	1,409	1,354,821
3.75%, 05/15/30 (Call 02/15/30)	1,350	1,211,234
3.90%, 07/15/26 (Call 04/15/26)	929	891,780
4.00%, 10/01/27 (Call 07/01/27)	1,229	1,160,623
4.05%, 03/15/25 (Call 12/15/24)	863	846,111
4.15%, 09/15/29 (Call 06/15/29)	773	716,514
4.20%, 04/15/27 (Call 01/15/27)	582	556,406
4.40%, 03/15/27 (Call 12/15/26)	1,102	1,060,030
4.75%, 01/15/26 (Call 10/15/25)	1,484	1,458,575
4.90%, 03/15/35 (Call 09/15/34)	618	561,330
4.95%, 05/15/28 (Call 02/15/28)	917	892,949
4.95%, 06/15/28 (Call 03/15/28)	1,435	1,400,035
4.95%, 01/15/43 (Call 07/15/42)	599	492,331
5.00%, 05/15/44 (Call 11/15/43)	435	360,184

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.00%, 05/15/50 (Call 11/15/49)(a)	$2,270	$1,914,994
5.15%, 02/01/43 (Call 08/01/42)	618	520,630
5.15%, 03/15/45 (Call 09/15/44)	1,335	1,156,935
5.25%, 04/15/29 (Call 01/15/29)	1,815	1,782,858
5.30%, 04/01/44 (Call 10/01/43)(a)	828	722,387
5.30%, 04/15/47 (Call 10/15/46)	1,130	978,842
5.35%, 05/15/45 (Call 11/15/44)	1,091	951,080
5.40%, 10/01/47 (Call 04/01/47)	1,791	1,576,637
5.50%, 06/01/27 (Call 03/01/27)	1,453	1,451,135
5.55%, 02/15/28 (Call 01/15/28)	980	984,023
5.75%, 02/15/33 (Call 11/15/32)	1,400	1,394,159
5.95%, 12/01/25 (Call 09/01/25)	26	26,069
5.95%, 10/01/43 (Call 04/01/43)	692	638,432
6.00%, 06/15/48 (Call 12/15/47)	1,320	1,255,378
6.05%, 12/01/26 (Call 11/01/26)	1,475	1,493,395
6.05%, 06/01/41 (Call 12/01/40)	652	622,282
6.10%, 12/01/28 (Call 11/01/28)	570	583,182
6.10%, 02/15/42	597	563,612
6.13%, 12/15/45 (Call 06/15/45)	1,310	1,258,437
6.25%, 04/15/49 (Call 10/15/48)(a)	2,191	2,154,969
6.40%, 12/01/30 (Call 10/01/30)	1,225	1,272,416
6.50%, 02/01/42 (Call 08/01/41)	1,175	1,189,405
6.55%, 12/01/33 (Call 09/01/33)	775	810,725
6.63%, 10/15/36	500	513,559
6.85%, 02/15/40(a)	170	169,212
7.50%, 07/01/38	425	464,883
8.25%, 11/15/29 (Call 08/15/29)	759	842,777
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	745	711,232
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(a)	1,333	1,167,951
3.13%, 07/31/29 (Call 04/30/29)	1,494	1,351,812
3.20%, 02/15/52 (Call 08/15/51)	1,269	862,486
3.30%, 02/15/53 (Call 08/15/52)(a)	1,227	856,135
3.70%, 02/15/26 (Call 11/15/25)	1,040	1,010,473
3.70%, 01/31/51 (Call 07/31/50)	1,696	1,271,801
3.75%, 02/15/25 (Call 11/15/24)	1,339	1,313,696
3.95%, 02/15/27 (Call 11/15/26)	1,055	1,023,086
3.95%, 01/31/60 (Call 07/31/59)	1,301	985,696
4.15%, 10/16/28 (Call 07/16/28)	1,432	1,381,270
4.20%, 01/31/50 (Call 07/31/49)	1,829	1,494,282
4.25%, 02/15/48 (Call 08/15/47)	1,522	1,265,592
4.45%, 02/15/43 (Call 08/15/42)	1,329	1,150,539
4.80%, 02/01/49 (Call 08/01/48)	1,490	1,341,775
4.85%, 08/15/42 (Call 02/15/42)	885	807,517
4.85%, 03/15/44 (Call 09/15/43)	1,371	1,248,731
4.90%, 05/15/46 (Call 11/15/45)	620	563,482
4.95%, 10/15/54 (Call 04/15/54)	502	451,058
5.05%, 01/10/26(a)	1,300	1,301,319
5.10%, 02/15/45 (Call 08/15/44)	1,621	1,523,650
5.35%, 01/31/33 (Call 10/31/32)	1,135	1,144,760
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. SOFR + 2.832%)(d)	893	771,256
5.70%, 02/15/42	892	898,669
5.95%, 02/01/41	755	775,285
6.13%, 10/15/39	757	790,820
6.45%, 09/01/40	530	571,827
7.55%, 04/15/38	725	855,266
Series D, 6.88%, 03/01/33	802	896,525
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(d)	1,036	949,477
Series H, 6.65%, 10/15/34(a)	655	722,125
Security	Par (000)	Value

Pipelines (continued)
Series J, 5.75%, 03/01/35(a)	$290	$287,298
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (Call 09/30/37)(b)	308	293,677
Flex Intermediate Holdco LLC
3.36%, 06/30/31 (Call 12/30/30)(b)	1,200	938,538
4.32%, 12/30/39 (Call 06/30/39)(b)	1,015	702,528
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	688	580,188
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(b)	780	615,077
2.55%, 07/01/30 (Call 04/01/30)(b)	975	802,072
4.35%, 07/15/25 (Call 04/15/25)(b)	840	817,915
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	162	150,252
2.16%, 03/31/34(b)	1,588	1,342,585
2.94%, 09/30/40(b)	131	102,522
3.25%, 09/30/40(a)(b)	1,310	969,065
GNL Quintero SA, 4.63%, 07/31/29(b)	448	435,344
Gray Oak Pipeline LLC
2.60%, 10/15/25 (Call 09/15/25)(a)(b)	802	750,951
3.45%, 10/15/27 (Call 08/15/27)(b)	755	688,070
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(a)(b)	1,055	1,057,403
6.51%, 02/23/42(b)	1,000	1,001,340
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	490	476,731
5.95%, 10/15/45 (Call 04/15/45)(b)	489	420,719
6.19%, 11/01/25(a)(b)	1,125	1,122,722
KazTransGas JSC, 4.38%, 09/26/27(b)	220	205,442
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	684	555,179
5.00%, 08/15/42 (Call 02/15/42)	903	762,278
5.00%, 03/01/43 (Call 09/01/42)	1,045	876,768
5.40%, 09/01/44 (Call 03/01/44)	710	621,874
5.50%, 03/01/44 (Call 09/01/43)	878	782,278
5.63%, 09/01/41	524	471,253
5.80%, 03/15/35	770	753,750
6.38%, 03/01/41	805	791,316
6.50%, 02/01/37(a)	1,013	1,015,037
6.50%, 09/01/39	732	733,194
6.55%, 09/15/40(a)	724	729,844
6.95%, 01/15/38	1,130	1,195,791
7.30%, 08/15/33(a)	905	987,950
7.40%, 03/15/31(a)	334	358,582
7.50%, 11/15/40	551	597,309
7.75%, 03/15/32	422	463,458
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	772	613,889
3.25%, 08/01/50 (Call 02/01/50)	700	445,520
3.60%, 02/15/51 (Call 08/15/50)	1,131	762,793
4.30%, 06/01/25 (Call 03/01/25)(a)	1,780	1,748,663
4.30%, 03/01/28 (Call 12/01/27)(a)	1,287	1,238,335
4.80%, 02/01/33 (Call 11/01/32)	628	584,001
5.05%, 02/15/46 (Call 08/15/45)	131	109,804
5.20%, 06/01/33 (Call 03/01/33)	1,095	1,048,503
5.20%, 03/01/48 (Call 09/01/47)	891	767,203
5.30%, 12/01/34 (Call 06/01/34)	992	937,778
5.45%, 08/01/52 (Call 02/01/52)(a)	980	877,058
5.55%, 06/01/45 (Call 12/01/44)	2,258	2,042,593
7.75%, 01/15/32	1,386	1,538,685
7.80%, 08/01/31	853	943,625

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	$555	$536,639
3.25%, 06/01/30 (Call 03/01/30)(a)	750	658,785
3.95%, 03/01/50 (Call 09/01/49)	415	294,101
4.20%, 12/01/42 (Call 06/01/42)	136	98,776
4.20%, 03/15/45 (Call 09/15/44)(a)	355	250,775
4.20%, 10/03/47 (Call 04/03/47)	762	561,212
4.25%, 09/15/46 (Call 03/15/46)	740	551,585
4.85%, 02/01/49 (Call 08/01/48)	740	603,998
5.00%, 03/01/26 (Call 12/01/25)	1,048	1,034,256
5.15%, 10/15/43 (Call 04/15/43)(a)	601	519,989
6.40%, 05/01/37(a)	395	394,435
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	710	665,162
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	2,213	2,040,714
2.65%, 08/15/30 (Call 05/15/30)	1,895	1,584,139
4.00%, 02/15/25 (Call 11/15/24)	625	611,933
4.00%, 03/15/28 (Call 12/15/27)	1,702	1,605,989
4.13%, 03/01/27 (Call 12/01/26)	1,577	1,514,895
4.25%, 12/01/27 (Call 09/01/27)	1,097	1,048,601
4.50%, 04/15/38 (Call 10/15/37)	2,337	1,985,130
4.70%, 04/15/48 (Call 10/15/47)	1,885	1,532,267
4.80%, 02/15/29 (Call 11/15/28)	1,116	1,080,479
4.88%, 12/01/24 (Call 09/01/24)	1,021	1,009,799
4.88%, 06/01/25 (Call 03/01/25)	1,180	1,167,138
4.90%, 04/15/58 (Call 10/15/57)	488	385,106
4.95%, 09/01/32 (Call 06/01/32)	1,180	1,117,421
4.95%, 03/14/52 (Call 09/14/51)	2,118	1,767,820
5.00%, 03/01/33 (Call 12/01/32)	1,040	981,493
5.20%, 03/01/47 (Call 09/01/46)	1,286	1,117,788
5.20%, 12/01/47 (Call 06/01/47)	706	600,422
5.50%, 02/15/49 (Call 08/15/48)	2,075	1,883,412
5.65%, 03/01/53 (Call 09/01/52)	410	381,063
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(a)(b)	425	351,016
4.88%, 08/15/27 (Call 02/15/27)(b)	1,346	1,294,318
7.77%, 12/15/37(b)	582	620,173
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)(b)	555	360,757
4.10%, 09/15/42 (Call 03/15/42)(b)	595	447,159
4.30%, 01/15/49 (Call 07/15/48)(b)	685	522,886
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)(a)	595	574,852
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	515	484,113
3.10%, 03/15/30 (Call 12/15/29)	950	824,496
3.40%, 09/01/29 (Call 06/01/29)	661	589,348
4.00%, 07/13/27 (Call 04/13/27)	580	551,244
4.35%, 03/15/29 (Call 12/15/28)(a)	929	876,128
4.45%, 09/01/49 (Call 03/01/49)	660	511,090
4.50%, 03/15/50 (Call 09/15/49)(a)	585	456,958
4.55%, 07/15/28 (Call 04/15/28)	1,099	1,054,726
4.90%, 03/15/25 (Call 12/15/24)	802	792,641
4.95%, 07/13/47 (Call 01/06/47)	1,114	935,794
5.20%, 07/15/48 (Call 01/15/48)	1,289	1,132,397
5.55%, 11/01/26 (Call 10/01/26)	1,350	1,359,909
5.65%, 11/01/28 (Call 10/01/28)	1,284	1,292,484
5.80%, 11/01/30 (Call 09/01/30)	835	840,234
5.85%, 01/15/26 (Call 12/15/25)	1,025	1,032,049
6.00%, 06/15/35(a)	605	600,587
Security	Par (000)	Value

Pipelines (continued)
6.05%, 09/01/33 (Call 06/01/33)	$1,355	$1,379,332
6.10%, 11/15/32 (Call 08/15/32)	840	855,547
6.35%, 01/15/31 (Call 10/15/30)(a)	716	738,347
6.63%, 09/01/53 (Call 03/01/53)	1,345	1,412,338
7.15%, 01/15/51 (Call 07/15/50)	684	732,520
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)(a)	664	658,118
6.20%, 09/15/43 (Call 03/15/43)	320	312,882
6.65%, 10/01/36	704	735,025
6.85%, 10/15/37	670	704,113
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	340	352,004
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	1,377	1,228,583
3.80%, 09/15/30 (Call 06/15/30)	990	882,415
4.30%, 01/31/43 (Call 07/31/42)(a)	469	354,383
4.50%, 12/15/26 (Call 09/15/26)	1,050	1,020,461
4.65%, 10/15/25 (Call 07/15/25)	1,454	1,425,548
4.70%, 06/15/44 (Call 12/15/43)	684	540,268
4.90%, 02/15/45 (Call 08/15/44)	729	590,818
5.15%, 06/01/42 (Call 12/01/41)	1,042	878,939
6.65%, 01/15/37	765	788,202
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(a)(b)	1,030	980,804
4.68%, 05/01/38 (Call 11/01/37)(b)	637	564,344
4.83%, 05/01/48 (Call 11/01/47)(b)	615	500,582
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,956	1,868,650
4.50%, 05/15/30 (Call 11/15/29)(a)	2,551	2,408,383
5.00%, 03/15/27 (Call 09/15/26)	1,753	1,736,689
5.63%, 03/01/25 (Call 12/01/24)	2,559	2,556,658
5.88%, 06/30/26 (Call 12/31/25)	2,063	2,082,223
5.90%, 09/15/37 (Call 03/15/37)	810	822,021
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(b)	908	715,450
8.00%, 03/01/32(a)	402	455,389
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	950	898,467
3.50%, 03/15/25 (Call 12/15/24)	835	810,904
4.50%, 03/15/45 (Call 09/15/44)	1,034	826,511
5.95%, 09/25/43 (Call 03/25/43)	563	538,101
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	1,407	1,222,894
4.20%, 02/01/33 (Call 12/01/32)	1,035	912,498
4.88%, 02/01/31 (Call 02/01/26)	1,481	1,371,009
4.95%, 04/15/52 (Call 10/15/51)	1,160	951,593
5.00%, 01/15/28 (Call 01/15/24)	798	774,986
5.20%, 07/01/27 (Call 06/01/27)	1,295	1,285,610
5.50%, 03/01/30 (Call 03/01/25)	1,184	1,142,880
6.13%, 03/15/33 (Call 12/15/32)	760	772,740
6.15%, 03/01/29 (Call 02/01/29)	485	495,468
6.25%, 07/01/52 (Call 01/01/52)	823	801,756
6.50%, 07/15/27 (Call 07/15/24)	1,083	1,093,328
6.50%, 03/30/34 (Call 12/30/33)	725	754,480
6.50%, 02/15/53 (Call 08/15/52)	860	873,713
6.88%, 01/15/29 (Call 01/15/24)	670	680,104
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	1,161	1,096,684
4.38%, 03/13/25 (Call 12/13/24)	663	651,248
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	1,501	1,281,674

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
7.00%, 03/15/27 (Call 03/15/24)	$495	$515,723
7.00%, 10/15/28	938	985,410
7.63%, 04/01/37	285	315,902
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(a)(b)	740	687,359
4.15%, 01/15/48 (Call 07/15/47)(b)	575	434,375
7.00%, 07/15/32	700	761,875
TMS Issuer Sarl, 5.78%, 08/23/32(b)	1,060	1,071,295
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	1,450	1,166,056
4.10%, 04/15/30 (Call 01/15/30)(a)	1,371	1,262,855
4.25%, 05/15/28 (Call 02/15/28)	1,710	1,628,321
4.63%, 03/01/34 (Call 12/01/33)	950	858,282
4.75%, 05/15/38 (Call 11/15/37)	240	208,550
4.88%, 01/15/26 (Call 10/15/25)(a)	2,422	2,388,942
4.88%, 05/15/48 (Call 11/15/47)	1,292	1,097,317
5.00%, 10/16/43 (Call 04/16/43)	1,038	903,105
5.10%, 03/15/49 (Call 09/15/48)(a)	1,414	1,260,832
5.60%, 03/31/34	530	509,843
5.85%, 03/15/36	1,044	1,032,474
6.10%, 06/01/40	985	988,872
6.20%, 03/09/26 (Call 03/09/24)	870	870,059
6.20%, 10/15/37	1,615	1,638,228
7.25%, 08/15/38	1,015	1,117,870
7.63%, 01/15/39	1,295	1,468,231
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27),
(3 mo. LIBOR US + 3.208%)(a)(d)	1,622	1,418,433
5.50%, 09/15/79 (Call 09/15/29),
(1-day SOFR + 4.416%)(a)(d)	1,084	903,455
5.60%, 03/07/82 (Call 12/07/31),
(5-year CMT + 3.986%)(a)(d)	970	781,278
5.63%, 05/20/75 (Call 05/20/25),
(3-mo. LIBOR US + 3.528%)(a)(d)	509	477,150
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26),
(3 mo. LIBOR US + 4.640%)(d)	925	865,400
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	1,171	1,033,486
3.95%, 05/15/50 (Call 11/15/49)(a)	490	367,690
4.00%, 03/15/28 (Call 12/15/27)	848	802,198
4.45%, 08/01/42 (Call 02/01/42)	476	390,633
4.60%, 03/15/48 (Call 09/15/47)	806	670,898
5.40%, 08/15/41 (Call 02/15/41)	600	551,361
7.85%, 02/01/26 (Call 11/01/25)	1,750	1,823,315
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(b)	190	179,008
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)	214	205,853
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	225	218,441
4.05%, 02/01/30 (Call 11/01/29)(a)	990	897,207
4.50%, 03/01/28 (Call 12/01/27)	160	152,131
4.65%, 07/01/26 (Call 04/01/26)	205	199,070
4.75%, 08/15/28 (Call 05/15/28)	885	850,220
5.25%, 02/01/50 (Call 08/01/49)	980	816,746
5.30%, 03/01/48 (Call 09/01/47)	945	782,442
5.45%, 04/01/44 (Call 10/01/43)	845	724,319
5.50%, 08/15/48 (Call 02/15/48)	740	620,965
6.15%, 04/01/33 (Call 01/01/33)	440	443,197
6.35%, 01/15/29 (Call 12/15/28)	145	148,893
Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	$1,740	$1,434,145
3.50%, 11/15/30 (Call 08/15/30)	1,007	894,113
3.50%, 10/15/51 (Call 04/15/51)(a)	860	580,628
3.75%, 06/15/27 (Call 03/15/27)	1,897	1,798,185
3.90%, 01/15/25 (Call 10/15/24)	956	936,154
4.00%, 09/15/25 (Call 06/15/25)(a)	1,022	993,867
4.65%, 08/15/32 (Call 05/15/32)	905	848,177
4.85%, 03/01/48 (Call 09/01/47)	1,251	1,057,937
4.90%, 01/15/45 (Call 07/15/44)	617	523,956
5.10%, 09/15/45 (Call 03/15/45)	1,464	1,303,265
5.30%, 08/15/28 (Call 07/15/28)	1,205	1,202,990
5.30%, 08/15/52 (Call 02/15/52)	720	654,407
5.40%, 03/02/26	385	384,755
5.40%, 03/04/44 (Call 09/04/43)	706	641,620
5.65%, 03/15/33 (Call 12/15/32)	840	842,811
5.75%, 06/24/44 (Call 12/24/43)(a)	10	9,520
5.80%, 11/15/43 (Call 05/15/43)	550	520,422
6.30%, 04/15/40	1,587	1,610,924
7.75%, 06/15/31(a)	552	599,314
8.75%, 03/15/32	613	719,689
Series A, 7.50%, 01/15/31	447	488,028
		332,105,793
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(b)	894	740,877
4.40%, 05/27/26 (Call 02/27/26)(b)	825	797,163
4.87%, 02/15/29 (Call 11/15/28)(a)(b)	940	909,653
5.00%, 03/15/48 (Call 09/15/47)(a)(b)	590	506,405
Carlyle Finance LLC, 5.65%, 09/15/48
(Call 03/15/48)(a)(b)	620	533,445
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29
(Call 06/19/29)(a)(b)	933	851,275
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	753	668,552
KKR Group Finance Co. III LLC, 5.13%, 06/01/44
(Call 12/01/43)(a)(b)	858	733,617
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29
(Call 04/01/29)(b)	1,213	1,094,907
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	825	544,553
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)(b)	1,250	813,006
KKR Group Finance Co. X LLC, 3.25%, 12/15/51
(Call 06/15/51)(b)	190	117,386
		8,310,839
Real Estate — 0.1%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	914	896,479
7.38%, 03/01/33(a)	200	214,644
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	882	705,318
4.88%, 03/01/26 (Call 12/01/25)	1,081	1,058,814
5.95%, 08/15/34 (Call 05/15/34)	735	731,755
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(b)	280	229,769
Essential Properties LP, 2.95%, 07/15/31
(Call 04/15/31)	557	418,146
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26
(Call 06/30/26)(b)	1,249	1,168,168

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Jones Lang LaSalle Inc., 6.88%, 12/01/28
(Call 11/01/28)	$175	$180,391
Mitsui Fudosan Co. Ltd.
2.57%, 01/21/32 (Call 10/21/31)(b)	375	305,307
3.95%, 01/24/29 (Call 10/24/28)(b)	190	179,580
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	1,290	1,005,101
3.88%, 03/20/27 (Call 12/20/26)(b)	710	663,868
4.13%, 02/01/29 (Call 11/01/28)(b)	1,600	1,465,468
		9,222,808
Real Estate Investment Trusts — 3.2%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	690	583,415
2.60%, 06/15/33 (Call 03/15/33)	490	370,740
2.90%, 10/01/30 (Call 07/01/30)	185	153,516
4.80%, 10/01/32 (Call 07/01/32)(a)	670	609,333
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	1,136	833,337
2.00%, 05/18/32 (Call 02/18/32)	1,095	826,821
2.75%, 12/15/29 (Call 09/15/29)	705	596,556
2.95%, 03/15/34 (Call 12/15/33)	785	618,997
3.00%, 05/18/51 (Call 11/18/50)	1,042	625,390
3.38%, 08/15/31 (Call 05/15/31)	1,047	903,771
3.45%, 04/30/25 (Call 02/28/25)	566	548,998
3.55%, 03/15/52 (Call 09/15/51)	1,250	843,832
3.80%, 04/15/26 (Call 02/15/26)(a)	651	626,688
3.95%, 01/15/27 (Call 10/15/26)(a)	370	352,055
3.95%, 01/15/28 (Call 10/15/27)(a)	525	491,810
4.00%, 02/01/50 (Call 08/01/49)	863	627,831
4.30%, 01/15/26 (Call 10/15/25)	645	627,701
4.50%, 07/30/29 (Call 04/30/29)	377	356,145
4.70%, 07/01/30 (Call 04/01/30)	771	721,618
4.75%, 04/15/35 (Call 01/15/35)(a)	573	525,170
4.85%, 04/15/49 (Call 10/15/48)	384	316,454
4.90%, 12/15/30 (Call 09/15/30)	902	863,715
5.15%, 04/15/53 (Call 10/15/52)	580	518,765
American Assets Trust LP, 3.38%, 02/01/31
(Call 11/01/30)	884	675,290
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	1,026	804,561
3.38%, 07/15/51 (Call 01/15/51)	575	355,750
3.63%, 04/15/32 (Call 01/15/32)(a)	500	428,519
4.25%, 02/15/28 (Call 11/15/27)	915	863,943
4.30%, 04/15/52 (Call 10/15/51)(a)	165	122,910
4.90%, 02/15/29 (Call 11/15/28)	707	677,929
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	284	262,654
1.45%, 09/15/26 (Call 08/15/26)	934	835,879
1.50%, 01/31/28 (Call 11/30/27)	796	677,606
1.60%, 04/15/26 (Call 03/15/26)	1,066	972,515
1.88%, 10/15/30 (Call 07/15/30)(a)	569	446,805
2.10%, 06/15/30 (Call 03/15/30)	1,028	829,838
2.30%, 09/15/31 (Call 06/15/31)	1,171	928,809
2.40%, 03/15/25 (Call 02/15/25)	836	801,624
2.70%, 04/15/31 (Call 01/15/31)	1,267	1,042,940
2.75%, 01/15/27 (Call 11/15/26)	1,037	954,533
2.90%, 01/15/30 (Call 10/15/29)	982	843,653
2.95%, 01/15/25 (Call 12/15/24)	691	668,946
2.95%, 01/15/51 (Call 07/15/50)(a)	1,483	913,300
3.10%, 06/15/50 (Call 12/15/49)	1,445	907,259
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.13%, 01/15/27 (Call 10/15/26)	$643	$596,812
3.38%, 10/15/26 (Call 07/15/26)	1,208	1,139,537
3.55%, 07/15/27 (Call 04/15/27)(a)	1,032	971,048
3.60%, 01/15/28 (Call 10/15/27)	1,034	961,442
3.65%, 03/15/27 (Call 02/15/27)	915	862,210
3.70%, 10/15/49 (Call 04/15/49)	903	634,147
3.80%, 08/15/29 (Call 05/15/29)	1,786	1,639,665
3.95%, 03/15/29 (Call 12/15/28)	1,112	1,031,768
4.00%, 06/01/25 (Call 03/01/25)	670	652,846
4.05%, 03/15/32 (Call 12/15/31)(a)	530	474,484
4.40%, 02/15/26 (Call 11/15/25)	807	787,593
5.25%, 07/15/28 (Call 06/15/28)(a)	235	233,077
5.50%, 03/15/28 (Call 02/15/28)	993	992,867
5.55%, 07/15/33 (Call 04/15/33)	555	548,897
5.65%, 03/15/33 (Call 12/15/32)	1,046	1,042,273
5.80%, 11/15/28 (Call 10/15/28)	1,395	1,412,752
5.90%, 11/15/33 (Call 08/15/33)	1,080	1,097,582
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(a)	345	296,770
2.05%, 01/15/32 (Call 10/15/31)(a)	945	757,187
2.30%, 03/01/30 (Call 12/01/29)(a)	880	739,067
2.45%, 01/15/31 (Call 10/15/30)	595	492,070
2.95%, 05/11/26 (Call 02/11/26)(a)	733	693,537
3.20%, 01/15/28 (Call 10/15/27)	536	497,640
3.30%, 06/01/29 (Call 03/01/29)	653	589,549
3.35%, 05/15/27 (Call 02/15/27)	487	458,647
3.45%, 06/01/25 (Call 03/03/25)	602	584,669
3.50%, 11/15/25 (Call 08/15/25)	304	292,003
3.90%, 10/15/46 (Call 04/15/46)	402	300,385
4.15%, 07/01/47 (Call 01/01/47)	309	241,676
4.35%, 04/15/48 (Call 10/15/47)	267	210,607
5.00%, 02/15/33 (Call 11/15/32)	254	247,687
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	1,377	966,730
2.55%, 04/01/32 (Call 01/01/32)(a)	1,531	1,130,598
2.75%, 10/01/26 (Call 07/01/26)	1,181	1,069,602
2.90%, 03/15/30 (Call 12/15/29)	1,025	821,511
3.20%, 01/15/25 (Call 10/15/24)	390	376,348
3.25%, 01/30/31 (Call 10/30/30)	1,287	1,042,902
3.40%, 06/21/29 (Call 03/21/29)(a)	895	763,157
3.65%, 02/01/26 (Call 11/03/25)	1,806	1,705,131
4.50%, 12/01/28 (Call 09/01/28)	1,149	1,055,929
6.50%, 01/15/34 (Call 10/15/33)(a)	315	309,953
6.75%, 12/01/27 (Call 11/01/27)	770	783,306
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)(a)	285	245,695
2.50%, 08/16/31 (Call 05/16/31)	425	335,124
3.85%, 02/01/25 (Call 11/01/24)	494	480,175
3.90%, 03/15/27 (Call 12/15/26)	842	788,389
4.05%, 07/01/30 (Call 04/01/30)	1,433	1,285,845
4.13%, 06/15/26 (Call 03/15/26)	580	554,524
4.13%, 05/15/29 (Call 02/15/29)	595	542,669
Broadstone Net Lease LLC, 2.60%, 09/15/31
(Call 06/15/31)	735	538,514
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	967	832,482
3.15%, 07/01/29 (Call 04/01/29)	624	559,912
3.35%, 11/01/49 (Call 05/01/49)(a)	402	277,317
4.10%, 10/15/28 (Call 07/15/28)	560	531,164
5.85%, 11/03/26 (Call 10/03/26)	315	319,938

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	$745	$589,511
2.25%, 03/15/26 (Call 02/15/26)(a)	580	532,058
2.75%, 04/15/31 (Call 01/15/31)	525	401,464
2.90%, 12/01/33 (Call 09/01/33)	720	520,539
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	1,510	1,017,974
3.25%, 01/15/51 (Call 07/15/50)(a)	972	625,531
4.75%, 05/15/47 (Call 11/15/46)	501	409,029
4.80%, 09/01/28 (Call 08/01/28)	760	734,129
5.00%, 01/11/28 (Call 12/11/27)	875	854,116
5.10%, 05/01/33 (Call 02/01/33)	792	757,278
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	1,472	1,308,543
1.35%, 07/15/25 (Call 06/15/25)	639	595,590
2.10%, 04/01/31 (Call 01/01/31)	1,207	948,067
2.25%, 01/15/31 (Call 10/15/30)	1,256	1,005,070
2.50%, 07/15/31 (Call 04/15/31)	745	598,909
2.90%, 03/15/27 (Call 02/15/27)	1,263	1,160,207
3.10%, 11/15/29 (Call 08/15/29)	838	728,176
3.30%, 07/01/30 (Call 04/01/30)	1,120	972,269
3.65%, 09/01/27 (Call 06/01/27)	1,540	1,439,352
3.70%, 06/15/26 (Call 03/15/26)	918	876,306
3.80%, 02/15/28 (Call 11/15/27)	1,450	1,349,687
4.00%, 03/01/27 (Call 12/01/26)	952	904,830
4.00%, 11/15/49 (Call 05/15/49)	502	366,572
4.15%, 07/01/50 (Call 01/01/50)	873	659,821
4.30%, 02/15/29 (Call 11/15/28)	962	900,978
4.45%, 02/15/26 (Call 11/15/25)	1,470	1,433,655
5.20%, 02/15/49 (Call 08/15/48)	483	421,228
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	500	387,042
2.25%, 12/15/28 (Call 10/15/28)	657	560,597
2.50%, 02/15/32 (Call 11/15/31)	640	501,902
3.00%, 02/15/30 (Call 11/15/29)	531	450,872
3.13%, 09/01/26 (Call 06/01/26)(a)	837	781,220
4.00%, 11/15/25 (Call 08/15/25)	611	589,853
4.38%, 02/15/29 (Call 11/15/28)	495	464,406
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	1,216	1,097,868
3.70%, 08/15/27 (Call 05/15/27)	1,377	1,297,169
4.45%, 07/15/28 (Call 04/15/28)	915	871,824
5.55%, 01/15/28 (Call 12/15/27)	1,160	1,158,505
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)(a)	335	260,212
3.75%, 08/15/29 (Call 05/15/29)	400	334,382
4.50%, 04/01/25 (Call 01/01/25)	200	194,607
4.50%, 06/01/27 (Call 03/01/27)	300	275,344
4.75%, 12/15/26 (Call 09/15/26)	300	282,217
4.95%, 04/15/28 (Call 01/15/28)	300	273,799
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,124	1,035,962
1.25%, 07/15/25 (Call 06/15/25)	597	556,024
1.45%, 05/15/26 (Call 04/15/26)	1,145	1,042,085
1.55%, 03/15/28 (Call 01/15/28)	886	756,380
1.80%, 07/15/27 (Call 05/15/27)	840	741,964
2.00%, 05/15/28 (Call 03/15/28)	610	527,929
2.15%, 07/15/30 (Call 04/15/30)(a)	1,130	918,944
2.50%, 05/15/31 (Call 02/15/31)	1,671	1,359,537
2.90%, 11/18/26 (Call 09/18/26)	2	1,866
2.95%, 09/15/51 (Call 03/15/51)(a)	759	459,100
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.00%, 07/15/50 (Call 01/15/50)(a)	$956	$593,911
3.20%, 11/18/29 (Call 08/18/29)	1,847	1,631,571
3.40%, 02/15/52 (Call 08/15/51)	561	373,746
3.90%, 04/15/32 (Call 01/15/32)	880	780,218
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	735	576,207
2.50%, 02/15/30 (Call 11/15/29)	865	737,355
2.85%, 11/01/26 (Call 08/01/26)	630	589,566
3.00%, 07/01/29 (Call 04/01/29)	715	637,322
3.25%, 08/01/27 (Call 05/01/27)	295	274,025
3.38%, 06/01/25 (Call 03/01/25)	420	406,790
3.50%, 03/01/28 (Call 12/01/27)	607	566,705
4.00%, 08/01/47 (Call 02/01/47)	120	88,846
4.15%, 12/01/28 (Call 09/01/28)	678	645,428
4.50%, 07/01/44 (Call 01/01/44)	929	764,078
4.50%, 06/01/45 (Call 12/01/44)(a)	605	480,303
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	865	657,996
1.70%, 03/01/28 (Call 01/01/28)(a)	220	187,419
2.55%, 06/15/31 (Call 03/15/31)	195	156,262
2.65%, 03/15/32 (Call 12/15/31)(a)	578	460,529
2.65%, 09/01/50 (Call 03/01/50)	420	229,925
3.00%, 01/15/30 (Call 10/15/29)	577	494,841
3.38%, 04/15/26 (Call 01/15/26)(a)	723	689,588
3.50%, 04/01/25 (Call 01/01/25)(a)	715	692,834
3.63%, 05/01/27 (Call 02/01/27)(a)	486	455,678
4.00%, 03/01/29 (Call 12/01/28)	871	808,766
4.50%, 03/15/48 (Call 09/15/47)(a)	375	299,640
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	594	471,748
2.35%, 03/15/32 (Call 12/15/31)	775	600,673
2.40%, 10/15/31 (Call 07/15/31)(a)	840	661,246
2.55%, 06/01/31 (Call 03/01/31)(a)	390	311,662
3.50%, 07/01/26 (Call 04/01/26)	1,054	998,555
3.88%, 12/15/27 (Call 09/15/27)	718	672,088
3.90%, 04/01/29 (Call 02/01/29)	170	155,951
4.00%, 06/15/29 (Call 03/15/29)	722	663,249
5.50%, 07/01/30 (Call 05/01/30)	425	418,617
5.70%, 04/01/28 (Call 03/01/28)(a)	190	190,341
5.90%, 01/15/31 (Call 11/15/30)	260	260,818
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	607	552,717
3.20%, 06/15/29 (Call 03/15/29)	310	272,362
3.25%, 07/15/27 (Call 04/15/27)	720	664,767
3.50%, 06/01/30 (Call 03/01/30)	634	552,736
3.63%, 08/01/46 (Call 02/01/46)(a)	444	282,925
4.50%, 12/01/44 (Call 06/01/44)	588	451,910
Federal Realty OP LP, 5.38%, 05/01/28
(Call 04/01/28)	400	395,844
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)(a)	1,105	887,610
4.00%, 01/15/30 (Call 10/17/29)	1,267	1,111,996
4.00%, 01/15/31 (Call 10/15/30)	853	729,642
5.25%, 06/01/25 (Call 03/01/25)	1,011	993,879
5.30%, 01/15/29 (Call 10/15/28)	760	727,112
5.38%, 04/15/26 (Call 01/15/26)	1,379	1,347,546
5.75%, 06/01/28 (Call 03/03/28)	869	858,149
6.75%, 12/01/33 (Call 09/01/33)	50	50,488
Goodman U.S. Finance Four LLC, 4.50%,
10/15/37 (Call 04/15/37)(b)	415	336,606

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(a)(b)	$902	$823,475
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)(a)	667	514,975
2.05%, 03/15/31 (Call 12/15/30)	778	575,843
2.40%, 03/15/30 (Call 12/15/29)	815	642,587
3.50%, 08/01/26 (Call 05/01/26)	798	750,480
3.63%, 01/15/28 (Call 10/15/27)(a)	496	448,711
3.75%, 07/01/27 (Call 04/01/27)	766	712,984
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	709	601,692
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	653	573,471
2.13%, 12/01/28 (Call 10/01/28)	747	637,623
2.88%, 01/15/31 (Call 10/15/30)	523	431,719
3.00%, 01/15/30 (Call 10/15/29)	771	662,178
3.25%, 07/15/26 (Call 05/15/26)	1,125	1,066,757
3.40%, 02/01/25 (Call 11/01/24)	303	294,549
3.50%, 07/15/29 (Call 04/15/29)	565	506,895
4.00%, 06/01/25 (Call 03/01/25)	582	566,726
6.75%, 02/01/41 (Call 08/01/40)(a)	512	528,408
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)(a)	935	903,013
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	635	470,500
3.05%, 02/15/30 (Call 11/15/29)	578	454,671
3.88%, 03/01/27 (Call 12/01/26)	190	171,441
4.13%, 03/15/28 (Call 12/15/27)	447	400,430
4.20%, 04/15/29 (Call 01/15/29)	699	609,752
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	705	681,856
Series F, 4.50%, 02/01/26 (Call 11/01/25)	609	590,115
Series H, 3.38%, 12/15/29 (Call 09/16/29)	551	472,975
Series I, 3.50%, 09/15/30 (Call 06/15/30)(a)	636	542,241
Series J, 2.90%, 12/15/31 (Call 09/15/31)	765	610,573
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(a)	569	381,675
3.95%, 11/01/27 (Call 08/01/27)	465	360,812
4.65%, 04/01/29 (Call 01/01/29)(a)	204	151,282
5.95%, 02/15/28 (Call 01/15/28)(a)	200	165,100
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	671	507,197
2.30%, 11/15/28 (Call 09/15/28)	655	559,527
2.70%, 01/15/34 (Call 10/15/33)	660	495,452
4.15%, 04/15/32 (Call 01/15/32)	670	586,002
5.45%, 08/15/30 (Call 06/15/30)	485	468,313
5.50%, 08/15/33 (Call 05/15/33)	845	807,153
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	478	335,236
2.65%, 11/15/33 (Call 08/15/33)(a)	595	412,870
3.05%, 02/15/30 (Call 11/15/29)	687	548,643
3.45%, 12/15/24 (Call 09/15/24)	455	440,569
4.25%, 08/15/29 (Call 05/15/29)(a)	580	504,427
4.38%, 10/01/25 (Call 07/01/25)	410	392,348
4.75%, 12/15/28 (Call 09/15/28)	460	415,773
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	518	443,481
2.25%, 12/01/31 (Call 09/01/31)(a)	410	317,913
2.70%, 10/01/30 (Call 07/01/30)	781	648,088
2.80%, 10/01/26 (Call 07/01/26)	604	561,281
3.20%, 04/01/32 (Call 01/01/32)(a)	315	262,091
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 08/15/26 (Call 05/15/26)	$820	$766,325
3.30%, 02/01/25 (Call 12/01/24)	739	717,957
3.70%, 10/01/49 (Call 04/01/49)(a)	456	311,851
3.80%, 04/01/27 (Call 01/01/27)	555	523,621
4.13%, 12/01/46 (Call 06/01/46)	463	336,403
4.25%, 04/01/45 (Call 10/01/44)(a)	344	259,041
4.45%, 09/01/47 (Call 03/01/47)	500	386,225
4.60%, 02/01/33 (Call 11/01/32)	875	801,303
Kimco Realty OP LLC, 6.40%, 03/01/34
(Call 12/01/33)	605	628,792
Kite Realty Group LP, 4.00%, 10/01/26
(Call 07/01/26)(a)	657	611,483
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	490	472,110
4.75%, 09/15/30 (Call 06/15/30)	510	464,317
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	488	371,681
2.70%, 09/15/30 (Call 06/15/30)	695	554,296
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	933	833,971
1.70%, 02/15/31 (Call 11/15/30)	787	614,914
2.75%, 03/15/30 (Call 12/15/29)(a)	585	498,874
2.88%, 09/15/51 (Call 03/15/51)(a)	379	228,238
3.60%, 06/01/27 (Call 03/01/27)	385	365,492
3.95%, 03/15/29 (Call 12/15/28)	506	476,348
4.00%, 11/15/25 (Call 08/15/25)	250	243,368
4.20%, 06/15/28 (Call 03/15/28)	640	610,784
National Health Investors Inc., 3.00%, 02/01/31
(Call 11/01/30)	679	518,113
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)(a)	684	565,930
3.00%, 04/15/52 (Call 10/15/51)	255	151,801
3.10%, 04/15/50 (Call 10/15/49)	278	169,603
3.50%, 10/15/27 (Call 07/15/27)	510	471,144
3.50%, 04/15/51 (Call 01/15/50)(a)	450	300,757
3.60%, 12/15/26 (Call 09/15/26)(a)	516	485,218
4.00%, 11/15/25 (Call 08/15/25)	442	427,461
4.30%, 10/15/28 (Call 07/15/28)	197	185,526
4.80%, 10/15/48 (Call 04/25/48)	762	611,065
5.60%, 10/15/33 (Call 07/15/33)	669	654,128
Oaktree Specialty Lending Corp., 7.10%, 02/15/29 (Call 01/15/29)	510	508,459
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	745	569,603
3.38%, 02/01/31 (Call 11/01/30)	1,048	850,175
3.63%, 10/01/29 (Call 07/01/29)	903	769,600
4.50%, 01/15/25 (Call 10/15/24)	592	578,537
4.50%, 04/01/27 (Call 01/01/27)	560	525,092
4.75%, 01/15/28 (Call 10/15/27)	905	844,754
5.25%, 01/15/26 (Call 10/15/25)	1,050	1,021,932
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31
(Call 08/15/31)	665	510,792
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	721	569,531
3.95%, 01/15/28 (Call 10/15/27)	392	364,218
4.30%, 03/15/27 (Call 12/15/26)(a)	798	764,949
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	452	299,536
3.15%, 08/15/30 (Call 05/15/30)(a)	346	250,439
9.25%, 07/20/28 (Call 06/20/28)	115	117,489

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	$523	$403,298
1.63%, 03/15/31 (Call 12/15/30)	402	311,163
1.75%, 07/01/30 (Call 04/01/30)	510	407,393
1.75%, 02/01/31 (Call 11/01/30)	330	260,372
2.13%, 04/15/27 (Call 02/15/27)	651	589,524
2.13%, 10/15/50 (Call 04/15/50)	556	295,009
2.25%, 04/15/30 (Call 01/15/30)	1,311	1,094,449
2.25%, 01/15/32 (Call 10/15/31)(a)	1,105	879,111
2.88%, 11/15/29 (Call 08/15/29)	553	484,222
3.00%, 04/15/50 (Call 10/15/49)	546	349,617
3.05%, 03/01/50 (Call 09/01/49)	562	362,069
3.25%, 06/30/26 (Call 03/30/26)	990	943,308
3.25%, 10/01/26 (Call 07/01/26)(a)	643	610,934
3.38%, 12/15/27 (Call 09/15/27)(a)	824	769,164
3.88%, 09/15/28 (Call 06/15/28)(a)	641	603,777
4.00%, 09/15/28 (Call 06/15/28)	584	554,875
4.38%, 02/01/29 (Call 11/01/28)	544	520,819
4.38%, 09/15/48 (Call 03/15/48)(a)	405	326,189
4.63%, 01/15/33 (Call 10/15/32)(a)	515	489,305
4.75%, 06/15/33 (Call 03/15/33)	1,330	1,269,640
4.88%, 06/15/28 (Call 05/15/28)	595	589,176
5.13%, 01/15/34 (Call 10/15/33)	775	759,901
5.25%, 06/15/53 (Call 12/15/52)	1,225	1,154,383
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	1,126	1,026,012
1.50%, 11/09/26 (Call 10/09/26)	957	868,124
1.85%, 05/01/28 (Call 03/01/28)	862	750,935
1.95%, 11/09/28 (Call 09/09/28)	875	755,851
2.25%, 11/09/31 (Call 08/09/31)	750	604,441
2.30%, 05/01/31 (Call 02/01/31)	760	623,028
3.09%, 09/15/27 (Call 06/15/27)	731	684,001
3.39%, 05/01/29 (Call 02/01/29)	915	840,900
5.10%, 08/01/33 (Call 05/01/33)(a)	330	324,097
5.13%, 01/15/29 (Call 12/15/28)	670	674,928
5.35%, 08/01/53 (Call 02/01/53)(a)	628	603,953
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)(a)	762	611,617
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	635	570,936
1.80%, 03/15/33 (Call 12/15/32)	495	361,649
2.20%, 06/15/28 (Call 04/15/28)	2	1,741
2.85%, 12/15/32 (Call 09/15/32)	767	621,013
3.00%, 01/15/27 (Call 10/15/26)	2	1,865
3.10%, 12/15/29 (Call 09/15/29)	820	721,030
3.25%, 06/15/29 (Call 03/15/29)	611	546,866
3.25%, 01/15/31 (Call 10/15/30)	1,085	942,031
3.40%, 01/15/28 (Call 11/15/27)	723	670,604
3.65%, 01/15/28 (Call 10/15/27)	402	376,271
3.88%, 04/15/25 (Call 02/15/25)	648	633,537
3.95%, 08/15/27 (Call 05/15/27)	3	2,856
4.13%, 10/15/26 (Call 07/15/26)	634	613,548
4.63%, 11/01/25 (Call 09/01/25)	1,088	1,070,420
4.65%, 03/15/47 (Call 09/15/46)	551	477,526
4.70%, 12/15/28 (Call 11/15/28)	570	555,521
4.85%, 03/15/30 (Call 01/15/30)	735	712,059
4.88%, 06/01/26 (Call 03/01/26)	870	858,016
4.90%, 07/15/33 (Call 04/15/33)	905	859,859
5.05%, 01/13/26 (Call 01/13/24)	115	114,354
5.63%, 10/13/32 (Call 07/13/32)(a)	575	579,034
5.88%, 03/15/35(a)	605	604,186
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	$731	$637,119
3.60%, 02/01/27 (Call 11/01/26)	563	532,524
3.70%, 06/15/30 (Call 03/15/30)	563	501,984
3.90%, 11/01/25 (Call 08/01/25)(a)	620	594,899
4.13%, 03/15/28 (Call 12/15/27)	607	569,504
4.40%, 02/01/47 (Call 08/01/46)	543	418,340
4.65%, 03/15/49 (Call 09/15/48)	360	285,351
Retail Opportunity Investments Partnership LP
4.00%, 12/15/24 (Call 09/15/24)(a)	155	150,785
6.75%, 10/15/28 (Call 09/15/28)	55	55,212
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	609	475,480
2.15%, 09/01/31 (Call 06/01/31)	640	488,602
5.00%, 06/15/28 (Call 05/15/28)(a)	475	461,696
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	720	563,119
3.90%, 10/15/29 (Call 07/15/29)(a)	647	559,321
5.13%, 08/15/26 (Call 05/15/26)	891	862,480
Safehold GL Holdings LLC
2.80%, 06/15/31 (Call 03/15/31)(a)	547	425,623
2.85%, 01/15/32 (Call 10/15/31)(a)	385	295,355
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/28/25)(b)	991	945,832
3.50%, 02/12/25 (Call 11/12/24)(b)	889	863,970
3.63%, 01/28/26 (Call 12/28/25)(b)	1,571	1,507,178
3.75%, 03/23/27 (Call 12/23/26)(a)(b)	895	844,817
4.38%, 05/28/30 (Call 02/28/30)(b)	1,050	968,685
Scentre Group Trust 2, 4.75%, 09/24/80
(Call 06/24/26), (5-year CMT + 4.379%)(b)(d)	701	644,205
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	780	691,264
1.75%, 02/01/28 (Call 11/01/27)	880	765,817
2.20%, 02/01/31 (Call 11/01/30)(a)	835	667,964
2.25%, 01/15/32 (Call 10/15/31)	1,045	818,411
2.45%, 09/13/29 (Call 06/13/29)	1,499	1,281,913
2.65%, 07/15/30 (Call 04/15/30)	1,189	1,004,883
2.65%, 02/01/32 (Call 11/01/31)(a)	796	647,154
3.25%, 11/30/26 (Call 08/30/26)	794	748,871
3.25%, 09/13/49 (Call 03/13/49)	1,497	984,894
3.30%, 01/15/26 (Call 10/15/25)	1,340	1,281,840
3.38%, 06/15/27 (Call 03/15/27)	944	884,916
3.38%, 12/01/27 (Call 09/01/27)	1,332	1,238,778
3.50%, 09/01/25 (Call 06/01/25)	1,442	1,391,173
3.80%, 07/15/50 (Call 01/15/50)	252	181,137
4.25%, 10/01/44 (Call 04/01/44)	431	330,679
4.25%, 11/30/46 (Call 05/30/46)	675	513,752
4.75%, 03/15/42 (Call 09/15/41)	435	366,507
5.50%, 03/08/33 (Call 12/08/32)	910	900,923
5.85%, 03/08/53 (Call 09/08/52)	785	762,342
6.25%, 01/15/34 (Call 10/15/33)	155	160,148
6.65%, 01/15/54 (Call 07/15/53)(a)	305	327,357
6.75%, 02/01/40 (Call 11/01/39)	1,029	1,090,995
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	733	707,933
4.25%, 02/01/26 (Call 11/01/25)	318	306,543
4.70%, 06/01/27 (Call 03/01/27)	832	803,643
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28 (Call 07/14/28)(a)	188	189,187
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	385	334,335

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.70%, 02/15/32 (Call 11/15/31)	$436	$347,933
3.20%, 01/15/27 (Call 11/15/26)	635	591,007
3.20%, 02/15/31 (Call 11/15/30)	625	530,873
3.40%, 01/15/30 (Call 10/15/29)	506	443,793
4.00%, 07/15/29 (Call 04/15/29)	791	725,083
4.45%, 09/15/26 (Call 06/15/26)	577	559,042
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	455	325,996
2.75%, 11/18/30 (Call 08/18/30)	665	487,846
4.50%, 03/15/28 (Call 12/15/27)(a)	585	521,267
4.63%, 03/15/29 (Call 12/15/28)	571	497,079
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	560	476,144
2.70%, 07/15/31 (Call 04/15/31)	498	394,439
4.20%, 04/15/32 (Call 01/15/32)	655	572,756
5.70%, 01/15/33 (Call 10/15/32)	665	647,246
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	615	470,558
3.13%, 09/01/26 (Call 06/01/26)	631	580,706
3.88%, 07/15/27 (Call 04/15/27)	425	382,696
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/28/29)(b)	430	385,002
5.25%, 12/15/24 (Call 09/15/24)(b)	100	99,141
6.39%, 01/15/50 (Call 07/28/49)(b)	769	589,900
6.95%, 01/30/44 (Call 07/30/43)(b)	605	502,078
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	558	403,979
2.10%, 08/01/32 (Call 05/01/32)(a)	425	316,561
2.10%, 06/15/33 (Call 03/15/33)(a)	370	270,950
2.95%, 09/01/26 (Call 06/01/26)	452	423,052
3.00%, 08/15/31 (Call 05/15/31)(a)	858	723,168
3.10%, 11/01/34 (Call 08/01/34)(a)	423	330,687
3.20%, 01/15/30 (Call 10/15/29)	697	611,946
3.50%, 07/01/27 (Call 04/01/27)	280	261,806
3.50%, 01/15/28 (Call 10/15/27)	623	574,108
4.40%, 01/26/29 (Call 10/26/28)	413	389,244
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	545	429,823
2.65%, 01/15/25 (Call 12/15/24)	655	630,212
3.00%, 01/15/30 (Call 10/15/29)(a)	631	535,929
3.25%, 10/15/26 (Call 07/15/26)	761	711,515
3.50%, 02/01/25 (Call 11/01/24)	733	710,716
3.85%, 04/01/27 (Call 01/01/27)	670	630,790
4.00%, 03/01/28 (Call 12/01/27)	635	592,375
4.13%, 01/15/26 (Call 10/15/25)	1,043	1,007,655
4.38%, 02/01/45 (Call 08/01/44)	295	220,412
4.40%, 01/15/29 (Call 10/15/28)	920	863,602
4.75%, 11/15/30 (Call 08/15/30)	636	594,277
4.88%, 04/15/49 (Call 10/15/48)	361	285,812
5.70%, 09/30/43 (Call 03/30/43)	441	393,543
VICI Properties LP
4.38%, 05/15/25	160	155,820
4.75%, 02/15/28 (Call 01/15/28)	1,588	1,505,194
4.95%, 02/15/30 (Call 12/15/29)(a)	1,310	1,218,138
5.13%, 05/15/32 (Call 02/15/32)(a)	2,095	1,928,905
5.63%, 05/15/52 (Call 11/15/51)	1,065	918,360
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/24)(a)(b)	640	618,950
3.75%, 02/15/27 (Call 02/15/24)(b)	1,310	1,212,968
3.88%, 02/15/29 (Call 11/15/28)(b)	212	188,786
4.13%, 08/15/30 (Call 02/15/25)(b)	1,280	1,115,354
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 12/01/26 (Call 12/01/23)(b)	$1,580	$1,488,567
4.50%, 09/01/26 (Call 06/01/26)(b)	745	707,676
4.50%, 01/15/28 (Call 10/15/27)(b)	555	515,290
4.63%, 06/15/25 (Call 03/15/25)(b)	595	578,566
4.63%, 12/01/29 (Call 12/01/24)(b)	1,240	1,122,196
5.75%, 02/01/27 (Call 11/01/26)(a)(b)	710	698,800
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	358	309,991
3.40%, 06/01/31 (Call 03/01/31)	380	271,692
3.50%, 01/15/25 (Call 11/15/24)	725	694,153
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	2	1,764
3.50%, 06/15/29 (Call 03/15/29)(b)	690	570,118
4.13%, 09/20/28 (Call 06/20/28)(b)	331	287,120
4.63%, 09/20/48 (Call 03/20/48)(a)(b)	697	444,901
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44
(Call 03/17/44)(b)	540	362,090
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	815	659,887
3.85%, 06/15/32 (Call 03/15/32)(a)	545	481,021
4.00%, 06/01/25 (Call 03/01/25)	1,058	1,030,809
5.13%, 03/15/43 (Call 09/15/42)(a)	500	416,162
6.50%, 03/15/41 (Call 09/15/40)	540	557,138
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	660	558,968
2.70%, 02/15/27 (Call 12/15/26)	883	814,619
2.75%, 01/15/31 (Call 10/15/30)	918	762,958
2.80%, 06/01/31 (Call 03/01/31)	825	688,072
3.10%, 01/15/30 (Call 10/15/29)(a)	419	363,437
4.13%, 03/15/29 (Call 09/15/28)	1,054	988,889
4.25%, 04/01/26 (Call 01/01/26)	1,005	976,580
4.25%, 04/15/28 (Call 01/15/28)(a)	767	732,001
4.95%, 09/01/48 (Call 03/01/48)	380	330,666
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	620	526,840
4.00%, 11/15/29 (Call 08/15/29)	1,037	956,518
4.00%, 04/15/30 (Call 01/15/30)	1,172	1,079,323
4.00%, 03/09/52 (Call 09/09/51)	740	561,766
4.75%, 05/15/26	1,125	1,108,063
6.88%, 12/15/33(a)	410	435,992
6.95%, 10/01/27(a)	390	410,258
7.38%, 03/15/32	909	1,007,063
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)(a)	779	575,474
2.40%, 02/01/31 (Call 11/01/30)	454	366,728
2.45%, 02/01/32 (Call 11/01/31)	320	247,021
3.85%, 07/15/29 (Call 04/15/29)	659	595,861
4.00%, 02/01/25 (Call 12/01/24)	630	616,412
4.25%, 10/01/26 (Call 07/01/26)	611	588,963
		311,445,316
Retail — 2.5%
7-Eleven Inc.
0.95%, 02/10/26 (Call 01/10/26)(b)	1,992	1,810,393
1.30%, 02/10/28 (Call 12/10/27)(a)(b)	1,830	1,556,706
1.80%, 02/10/31 (Call 11/10/30)(b)	2,490	1,946,229
2.50%, 02/10/41 (Call 09/10/40)(a)(b)	1,162	745,293
2.80%, 02/10/51 (Call 08/10/50)(b)	1,826	1,076,100
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	630	523,285
3.50%, 03/15/32 (Call 12/15/31)(a)	674	520,545

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.90%, 04/15/30 (Call 01/15/30)(a)	$843	$703,806
5.90%, 03/09/26	145	142,996
5.95%, 03/09/28 (Call 02/09/28)(a)	445	425,794
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(b)	1,124	970,311
3.44%, 05/13/41 (Call 11/13/40)(b)	1,095	773,011
3.55%, 07/26/27 (Call 04/26/27)(b)	1,153	1,088,615
3.63%, 05/13/51 (Call 11/13/50)(b)	335	220,911
3.80%, 01/25/50 (Call 07/25/49)(b)	393	272,364
4.50%, 07/26/47 (Call 01/26/47)(b)	900	691,347
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	365	302,316
2.40%, 08/01/31 (Call 05/01/31)(a)	779	593,473
3.80%, 11/15/27 (Call 08/15/27)	830	760,357
3.85%, 03/01/32 (Call 12/01/31)(a)	970	818,453
4.50%, 10/01/25 (Call 07/01/25)	820	798,306
4.75%, 06/01/30 (Call 03/01/30)(a)	705	654,101
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	706	550,935
3.13%, 04/21/26 (Call 01/21/26)	1,010	958,913
3.25%, 04/15/25 (Call 01/15/25)	651	630,915
3.63%, 04/15/25 (Call 03/15/25)	763	744,073
3.75%, 06/01/27 (Call 03/01/27)	973	930,393
3.75%, 04/18/29 (Call 01/18/29)	844	778,334
4.00%, 04/15/30 (Call 01/15/30)	725	670,883
4.50%, 02/01/28 (Call 01/01/28)	770	750,474
4.75%, 08/01/32 (Call 05/01/32)	890	842,658
4.75%, 02/01/33 (Call 11/01/32)	725	682,730
5.05%, 07/15/26	445	442,424
5.20%, 08/01/33 (Call 05/01/33)	695	671,839
6.25%, 11/01/28 (Call 10/01/28)	1,015	1,055,863
6.55%, 11/01/33 (Call 08/01/33)	785	836,850
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	1,147	919,088
4.45%, 10/01/28 (Call 07/01/28)(a)	1,157	1,122,525
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	810	564,989
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)(b)	727	530,495
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,815	1,614,325
1.60%, 04/20/30 (Call 01/20/30)	2,434	2,025,117
1.75%, 04/20/32 (Call 01/20/32)	1,414	1,127,739
3.00%, 05/18/27 (Call 02/18/27)	1,476	1,402,589
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	1,140	1,088,619
4.55%, 02/15/48 (Call 08/15/47)	396	314,535
6.30%, 10/10/33 (Call 07/10/33)	310	318,782
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)(a)	1,245	1,010,923
4.10%, 01/15/52 (Call 07/15/51)	1,155	770,559
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	1,661	1,482,990
3.88%, 04/15/27 (Call 01/15/27)	962	918,413
4.13%, 05/01/28 (Call 02/01/28)	941	897,760
4.13%, 04/03/50 (Call 10/03/49)	790	580,596
4.15%, 11/01/25 (Call 08/01/25)	1,109	1,079,425
4.63%, 11/01/27 (Call 10/01/27)	880	860,241
5.00%, 11/01/32 (Call 08/01/32)(a)	515	489,851
5.20%, 07/05/28 (Call 06/05/28)(a)	626	620,561
5.45%, 07/05/33 (Call 04/05/33)(a)	662	645,781
Security	Par (000)	Value

Retail (continued)
5.50%, 11/01/52 (Call 05/01/52)(a)	$495	$443,321
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	1,425	1,158,334
3.38%, 12/01/51 (Call 06/01/51)	690	440,400
4.00%, 05/15/25 (Call 03/15/25)	1,484	1,444,922
4.20%, 05/15/28 (Call 02/15/28)	2,021	1,922,001
Genuine Parts Co.
1.75%, 02/01/25 (Call 02/01/24)	827	790,322
1.88%, 11/01/30 (Call 08/01/30)	848	656,276
2.75%, 02/01/32 (Call 11/01/31)	735	585,918
6.50%, 11/01/28 (Call 10/01/28)(a)	480	497,508
6.88%, 11/01/33 (Call 08/01/33)	450	477,763
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	650	554,111
1.38%, 03/15/31 (Call 12/15/30)	1,865	1,467,399
1.50%, 09/15/28 (Call 07/15/28)	1,087	937,235
1.88%, 09/15/31 (Call 06/15/31)	1,370	1,102,826
2.13%, 09/15/26 (Call 06/15/26)	1,373	1,276,571
2.38%, 03/15/51 (Call 09/15/50)	1,600	932,758
2.50%, 04/15/27 (Call 02/15/27)	1,100	1,021,686
2.70%, 04/15/25 (Call 04/15/24)	485	469,965
2.70%, 04/15/30 (Call 01/15/30)	2,017	1,777,296
2.75%, 09/15/51 (Call 03/15/51)	1,145	720,642
2.80%, 09/14/27 (Call 06/14/27)(a)	1,420	1,324,611
2.88%, 04/15/27 (Call 03/15/27)	1,142	1,073,439
2.95%, 06/15/29 (Call 03/15/29)	1,787	1,635,257
3.00%, 04/01/26 (Call 01/01/26)	1,789	1,716,165
3.13%, 12/15/49 (Call 06/15/49)	623	428,561
3.25%, 04/15/32 (Call 01/15/32)	1,805	1,602,087
3.30%, 04/15/40 (Call 10/15/39)	1,166	908,561
3.35%, 09/15/25 (Call 06/15/25)(a)	1,553	1,512,026
3.35%, 04/15/50 (Call 10/15/49)	1,850	1,331,325
3.50%, 09/15/56 (Call 03/15/56)	940	674,042
3.63%, 04/15/52 (Call 10/15/51)	1,980	1,485,797
3.90%, 12/06/28 (Call 09/06/28)	1,812	1,742,314
3.90%, 06/15/47 (Call 12/15/46)(a)	1,269	1,010,939
4.00%, 09/15/25 (Call 08/15/25)	635	624,352
4.20%, 04/01/43 (Call 10/01/42)	1,253	1,075,604
4.25%, 04/01/46 (Call 10/01/45)	1,854	1,571,659
4.40%, 03/15/45 (Call 09/15/44)	1,180	1,027,264
4.50%, 09/15/32 (Call 06/15/32)(a)	1,220	1,195,967
4.50%, 12/06/48 (Call 06/06/48)	1,580	1,393,108
4.88%, 02/15/44 (Call 08/15/43)	964	898,081
4.90%, 04/15/29 (Call 03/15/29)	600	600,800
4.95%, 09/30/26 (Call 08/30/26)	600	601,087
4.95%, 09/15/52 (Call 03/15/52)(a)	980	928,056
5.40%, 09/15/40 (Call 03/15/40)	1,365	1,366,347
5.88%, 12/16/36	3,803	4,062,874
5.95%, 04/01/41 (Call 10/01/40)	1,946	2,052,170
InRetail Consumer, 3.25%, 03/22/28
(Call 01/22/28)(b)	30	26,262
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	735	630,239
1.70%, 09/15/28 (Call 07/15/28)	1,480	1,274,223
1.70%, 10/15/30 (Call 07/15/30)(a)	1,275	1,017,153
2.50%, 04/15/26 (Call 01/15/26)	1,254	1,180,279
2.63%, 04/01/31 (Call 01/01/31)	1,950	1,638,543
2.80%, 09/15/41 (Call 03/15/41)	1,361	924,823
3.00%, 10/15/50 (Call 04/15/50)	2,312	1,457,133
3.10%, 05/03/27 (Call 02/03/27)	1,765	1,662,320
3.35%, 04/01/27 (Call 03/01/27)(a)	1,140	1,081,179

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.38%, 09/15/25 (Call 06/15/25)(a)	$1,305	$1,260,112
3.50%, 04/01/51 (Call 10/01/50)(a)	790	542,423
3.65%, 04/05/29 (Call 01/05/29)	1,967	1,836,874
3.70%, 04/15/46 (Call 10/15/45)	1,807	1,331,209
3.75%, 04/01/32 (Call 01/01/32)(a)	2,048	1,832,503
4.00%, 04/15/25 (Call 03/15/25)	1,151	1,128,180
4.05%, 05/03/47 (Call 11/03/46)	1,921	1,485,498
4.25%, 04/01/52 (Call 10/01/51)	2,010	1,578,172
4.38%, 09/15/45 (Call 03/15/45)	672	551,490
4.40%, 09/08/25	587	578,405
4.45%, 04/01/62 (Call 10/01/61)	1,200	928,826
4.50%, 04/15/30 (Call 01/15/30)	1,907	1,838,748
4.55%, 04/05/49 (Call 10/05/48)	725	590,577
4.65%, 04/15/42 (Call 10/15/41)	484	422,383
4.80%, 04/01/26 (Call 03/01/26)	760	753,943
5.00%, 04/15/33 (Call 01/15/33)(a)	970	948,952
5.00%, 04/15/40 (Call 10/15/39)	510	462,386
5.00%, 09/15/43 (Call 03/15/43)(a)	271	243,341
5.13%, 04/15/50 (Call 10/15/49)	560	503,033
5.15%, 07/01/33 (Call 04/01/33)	915	899,851
5.50%, 10/15/35(a)	690	690,000
5.63%, 04/15/53 (Call 10/15/52)	1,540	1,498,023
5.75%, 07/01/53 (Call 01/01/53)(a)	460	453,508
5.80%, 10/15/36	260	264,200
5.80%, 09/15/62 (Call 03/15/62)	1,014	981,284
5.85%, 04/01/63 (Call 10/01/62)	1,130	1,094,630
6.50%, 03/15/29	635	674,501
6.88%, 02/15/28(a)	750	795,115
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	262	245,408
2.13%, 03/01/30 (Call 12/01/29)	622	527,074
2.63%, 09/01/29 (Call 06/01/29)	1,046	931,025
3.30%, 07/01/25 (Call 06/15/25)	1,108	1,075,078
3.38%, 05/26/25 (Call 02/26/25)	853	829,841
3.50%, 03/01/27 (Call 12/01/26)	1,279	1,224,342
3.50%, 07/01/27 (Call 05/01/27)	1,352	1,286,505
3.60%, 07/01/30 (Call 04/01/30)	964	887,868
3.63%, 05/01/43(a)	700	534,663
3.63%, 09/01/49 (Call 03/01/49)	2,121	1,578,947
3.70%, 01/30/26 (Call 10/30/25)	2,245	2,181,986
3.70%, 02/15/42	1,151	907,099
3.80%, 04/01/28 (Call 01/01/28)(a)	1,493	1,427,769
4.20%, 04/01/50 (Call 10/01/49)	890	724,400
4.45%, 03/01/47 (Call 09/01/46)	1,355	1,155,054
4.45%, 09/01/48 (Call 03/01/48)(a)	643	551,800
4.60%, 09/09/32 (Call 06/09/32)(a)	950	929,181
4.60%, 05/26/45 (Call 11/26/44)	340	298,626
4.70%, 12/09/35 (Call 06/09/35)	1,592	1,506,198
4.80%, 08/14/28 (Call 07/14/28)	665	663,104
4.88%, 07/15/40	665	611,620
4.88%, 12/09/45 (Call 06/09/45)	1,615	1,470,919
4.95%, 08/14/33 (Call 05/14/33)	1,060	1,051,514
5.15%, 09/09/52 (Call 03/09/52)	940	883,480
5.45%, 08/14/53 (Call 02/14/53)	980	965,656
5.70%, 02/01/39	986	996,534
6.30%, 10/15/37	1,172	1,269,030
6.30%, 03/01/38	660	717,373
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	525	411,775
3.55%, 03/15/26 (Call 12/15/25)	919	883,798
3.60%, 09/01/27 (Call 06/01/27)	985	933,442
Security	Par (000)	Value

Retail (continued)
3.90%, 06/01/29 (Call 03/01/29)	$701	$657,788
4.20%, 04/01/30 (Call 01/01/30)	977	914,431
4.35%, 06/01/28 (Call 03/01/28)	942	915,717
4.70%, 06/15/32 (Call 03/15/32)	1,140	1,088,345
5.75%, 11/20/26 (Call 10/20/26)	415	419,717
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	1,117	1,005,151
1.88%, 04/15/31 (Call 01/15/31)	683	536,780
4.60%, 04/15/25 (Call 03/15/25)(a)	1,163	1,148,636
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	673	613,312
2.25%, 03/12/30 (Call 12/12/29)	995	846,696
2.45%, 06/15/26 (Call 03/15/26)(a)	916	859,854
2.55%, 11/15/30 (Call 08/15/30)	1,334	1,139,749
3.00%, 02/14/32 (Call 11/14/31)	1,355	1,171,383
3.35%, 03/12/50 (Call 09/12/49)	1,072	745,848
3.50%, 03/01/28 (Call 12/01/27)	724	681,895
3.50%, 11/15/50 (Call 05/15/50)(a)	1,622	1,170,084
3.55%, 08/15/29 (Call 05/15/29)	1,053	984,251
3.75%, 12/01/47 (Call 06/01/47)	705	529,283
3.80%, 08/15/25 (Call 06/15/25)	1,287	1,254,514
4.00%, 11/15/28 (Call 08/15/28)(a)	1,245	1,193,186
4.30%, 06/15/45 (Call 12/10/44)	535	444,849
4.45%, 08/15/49 (Call 02/15/49)	1,227	1,038,028
4.50%, 11/15/48 (Call 05/15/48)	1,544	1,319,812
4.75%, 02/15/26 (Call 01/15/26)	1,335	1,326,387
4.80%, 02/15/33 (Call 11/15/32)(a)	625	615,030
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	1,755	1,613,640
2.25%, 04/15/25 (Call 03/15/25)	2,050	1,971,931
2.35%, 02/15/30 (Call 11/15/29)	1,070	926,883
2.50%, 04/15/26(a)	1,598	1,522,285
2.65%, 09/15/30 (Call 06/15/30)	1,095	948,430
2.95%, 01/15/52 (Call 07/15/51)	1,520	996,034
3.38%, 04/15/29 (Call 01/15/29)(a)	1,089	1,023,017
3.63%, 04/15/46	705	542,712
3.90%, 11/15/47 (Call 05/15/47)	582	467,325
4.00%, 07/01/42	1,702	1,440,675
4.40%, 01/15/33 (Call 10/15/32)(a)	750	720,918
4.50%, 09/15/32 (Call 06/15/32)(a)	945	914,654
4.80%, 01/15/53 (Call 07/15/52)(a)	1,420	1,301,699
6.35%, 11/01/32(a)	249	271,271
6.50%, 10/15/37	542	611,702
7.00%, 01/15/38	585	679,984
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(a)	450	404,817
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	695	592,824
1.60%, 05/15/31 (Call 02/15/31)	755	598,074
2.25%, 09/15/26 (Call 06/15/26)	1,605	1,497,491
3.88%, 04/15/30 (Call 01/15/30)	1,127	1,053,955
4.50%, 04/15/50 (Call 10/15/49)(a)	501	441,900
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)(a)	1,030	815,459
5.25%, 05/15/33 (Call 02/15/33)(a)	375	367,047
Vivo Energy Investments BV, 5.13%, 09/24/27
(Call 09/24/24)(b)	10	9,188
Walgreen Co., 4.40%, 09/15/42	150	106,406
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(a)	620	517,416
3.45%, 06/01/26 (Call 03/01/26)	405	382,249
4.10%, 04/15/50 (Call 10/15/49)(a)	741	479,661

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.50%, 11/18/34 (Call 05/18/34)	$150	$125,888
4.65%, 06/01/46 (Call 12/01/45)(a)	300	214,374
4.80%, 11/18/44 (Call 05/18/44)(a)	350	258,785
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	209	185,572
2.50%, 09/22/41 (Call 03/22/41)(a)	2,090	1,453,863
2.65%, 12/15/24 (Call 10/15/24)(a)	305	296,964
2.65%, 09/22/51 (Call 03/22/51)(a)	2,618	1,696,209
2.95%, 09/24/49 (Call 03/24/49)	878	607,042
3.05%, 07/08/26 (Call 05/08/26)	1,015	974,460
3.25%, 07/08/29 (Call 04/08/29)(a)	812	759,510
3.55%, 06/26/25 (Call 04/26/25)	760	743,859
3.63%, 12/15/47 (Call 06/15/47)	935	736,969
3.70%, 06/26/28 (Call 03/26/28)(a)	1,637	1,587,629
3.90%, 04/15/28 (Call 03/15/28)	780	758,714
3.95%, 06/28/38 (Call 12/28/37)(a)	1,545	1,383,838
4.00%, 04/15/26 (Call 03/15/26)	535	526,783
4.00%, 04/15/30 (Call 02/15/30)	533	516,301
4.00%, 04/11/43 (Call 10/11/42)(a)	320	274,094
4.05%, 06/29/48 (Call 12/29/47)	2,215	1,898,126
4.10%, 04/15/33 (Call 01/15/33)(a)	1,210	1,150,814
4.15%, 09/09/32 (Call 06/09/32)(a)	805	777,797
4.30%, 04/22/44 (Call 10/22/43)(a)	70	62,504
4.50%, 09/09/52 (Call 03/09/52)	1,026	932,878
4.50%, 04/15/53 (Call 10/15/52)	1,750	1,594,513
4.88%, 07/08/40	75	71,507
5.00%, 10/25/40(a)	655	656,389
5.25%, 09/01/35	1,760	1,839,859
5.63%, 04/01/40(a)	710	749,130
5.63%, 04/15/41(a)	160	168,616
6.20%, 04/15/38	990	1,112,359
6.50%, 08/15/37	1,315	1,513,242
7.55%, 02/15/30(a)	1,325	1,539,279
		240,577,316
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(b)	2,016	1,799,199
2.97%, 02/16/28 (Call 02/16/27),
(1-day SOFR + 1.29%)(b)(d)	890	808,683
3.90%, 07/21/25(b)	1,107	1,075,289
3.96%, 07/18/30 (Call 07/18/29),
(3-mo. LIBOR US + 1.855%)(b)(d)	1,265	1,139,937
4.00%, 09/14/26(a)(b)	955	899,995
4.13%, 10/18/32 (Call 10/18/27),
(5-year USD ICE Swap + 1.849%)(a)(b)(d)	758	671,511
4.30%, 03/08/29 (Call 03/08/28),
(3-mo. LIBOR US + 1.452%)(b)(d)	1,385	1,295,686
4.85%, 07/27/27(b)	820	801,318
6.56%, 10/18/27 (Call 10/18/26),
(1-day SOFR + 1.910%)(b)(d)	965	979,120
		9,470,738
Semiconductors — 2.2%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)(a)	940	875,679
4.39%, 06/01/52 (Call 12/01/51)	815	709,633
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	1,015	878,461
2.10%, 10/01/31 (Call 07/01/31)(a)	1,560	1,272,362
2.80%, 10/01/41 (Call 04/01/41)	957	671,796
2.95%, 04/01/25 (Call 03/01/25)	638	619,216
Security	Par (000)	Value

Semiconductors (continued)
2.95%, 10/01/51 (Call 04/01/51)(a)	$1,448	$955,222
3.50%, 12/05/26 (Call 09/05/26)	1,164	1,117,595
4.25%, 10/01/32 (Call 07/01/32)	85	79,628
5.30%, 12/15/45 (Call 06/15/45)(a)	285	267,941
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	900	743,386
2.75%, 06/01/50 (Call 12/01/49)(a)	497	329,409
3.30%, 04/01/27 (Call 01/01/27)	1,944	1,856,414
3.90%, 10/01/25 (Call 07/01/25)	940	919,222
4.35%, 04/01/47 (Call 10/01/46)	930	819,820
5.10%, 10/01/35 (Call 04/01/35)(a)	828	836,615
5.85%, 06/15/41(a)	1,220	1,278,990
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	605	587,890
3.50%, 01/15/28 (Call 10/15/27)	1,123	1,051,682
3.88%, 01/15/27 (Call 10/15/26)	3,747	3,600,704
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	1,132	993,346
2.45%, 02/15/31 (Call 11/15/30)(b)	3,135	2,577,626
2.60%, 02/15/33 (Call 11/15/32)(b)	1,550	1,220,421
3.14%, 11/15/35 (Call 08/15/35)(b)	4,143	3,224,683
3.15%, 11/15/25 (Call 10/15/25)	321	308,017
3.19%, 11/15/36 (Call 08/15/36)(b)	3,105	2,372,452
3.42%, 04/15/33 (Call 01/15/33)(b)	3,060	2,571,554
3.46%, 09/15/26 (Call 07/15/26)	1,318	1,258,089
3.47%, 04/15/34 (Call 01/15/34)(b)	4,150	3,450,789
3.50%, 02/15/41 (Call 08/15/40)(b)	3,719	2,775,992
3.75%, 02/15/51 (Call 08/15/50)(a)(b)	2,557	1,862,599
4.00%, 04/15/29 (Call 02/15/29)(b)	1,620	1,517,210
4.11%, 09/15/28 (Call 06/15/28)	1,260	1,203,897
4.15%, 11/15/30 (Call 08/15/30)	2,805	2,600,165
4.15%, 04/15/32 (Call 01/15/32)(b)	1,600	1,448,652
4.30%, 11/15/32 (Call 08/15/32)	2,244	2,061,668
4.75%, 04/15/29 (Call 01/15/29)	1,125	1,096,153
4.93%, 05/15/37 (Call 02/15/37)(b)	3,015	2,761,533
5.00%, 04/15/30 (Call 01/15/30)(a)	1,215	1,196,237
Foundry JV Holdco LLC, 5.88%, 01/25/34
(Call 10/25/33)(a)(b)	600	594,451
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	965	836,001
2.00%, 08/12/31 (Call 05/12/31)	915	750,569
2.45%, 11/15/29 (Call 08/15/29)	2,517	2,213,927
2.60%, 05/19/26 (Call 02/19/26)(a)	1,658	1,571,090
2.80%, 08/12/41 (Call 02/12/41)	1,131	799,682
3.05%, 08/12/51 (Call 02/12/51)(a)	1,790	1,183,560
3.10%, 02/15/60 (Call 08/15/59)	1,218	778,537
3.15%, 05/11/27 (Call 02/11/27)	1,304	1,233,629
3.20%, 08/12/61 (Call 02/12/61)	985	631,384
3.25%, 11/15/49 (Call 05/15/49)	2,499	1,723,846
3.40%, 03/25/25 (Call 02/25/25)	2,060	2,011,361
3.70%, 07/29/25 (Call 04/29/25)	2,471	2,413,840
3.73%, 12/08/47 (Call 06/08/47)	2,369	1,820,019
3.75%, 03/25/27 (Call 01/25/27)	1,217	1,175,566
3.75%, 08/05/27 (Call 07/05/27)	1,070	1,030,164
3.90%, 03/25/30 (Call 12/25/29)	1,561	1,475,597
4.00%, 08/05/29 (Call 06/05/29)	1,315	1,259,434
4.00%, 12/15/32(a)	973	908,552
4.10%, 05/19/46 (Call 11/19/45)	1,521	1,246,645
4.10%, 05/11/47 (Call 11/11/46)	1,127	913,674
4.15%, 08/05/32 (Call 05/05/32)	1,560	1,478,596
4.25%, 12/15/42	1,188	1,010,635

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.60%, 03/25/40 (Call 09/25/39)(a)	$688	$640,041
4.75%, 03/25/50 (Call 09/25/49)	2,880	2,558,278
4.80%, 10/01/41(a)	895	824,720
4.88%, 02/10/26	1,805	1,803,740
4.88%, 02/10/28 (Call 01/10/28)	2,225	2,224,920
4.90%, 07/29/45 (Call 01/29/45)	356	340,301
4.90%, 08/05/52 (Call 02/05/52)	2,120	1,943,223
4.95%, 03/25/60 (Call 09/25/59)(a)	1,051	964,097
5.05%, 08/05/62 (Call 02/05/62)	1,180	1,086,347
5.13%, 02/10/30 (Call 12/10/29)	1,590	1,610,781
5.20%, 02/10/33 (Call 11/10/32)(a)	2,405	2,438,409
5.63%, 02/10/43 (Call 08/10/42)	1,305	1,328,649
5.70%, 02/10/53 (Call 08/10/52)	2,565	2,605,932
5.90%, 02/10/63 (Call 08/10/62)	1,610	1,683,972
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	859	610,835
4.10%, 03/15/29 (Call 12/15/28)	1,508	1,460,674
4.65%, 07/15/32 (Call 04/15/32)(a)	1,275	1,252,856
4.95%, 07/15/52 (Call 01/15/52)	1,480	1,392,918
5.00%, 03/15/49 (Call 09/15/48)	527	490,534
5.25%, 07/15/62 (Call 01/15/62)	1,085	1,043,707
5.65%, 11/01/34 (Call 07/01/34)(a)	433	442,531
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	1,358	1,127,486
2.88%, 06/15/50 (Call 12/15/49)(a)	1,268	834,754
3.13%, 06/15/60 (Call 12/15/59)(a)	786	500,518
3.75%, 03/15/26 (Call 01/15/26)	1,341	1,303,600
3.80%, 03/15/25 (Call 12/15/24)	493	483,477
4.00%, 03/15/29 (Call 12/15/28)	1,439	1,386,506
4.88%, 03/15/49 (Call 09/15/48)	775	716,408
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	780	716,586
2.45%, 04/15/28 (Call 02/15/28)	1,180	1,040,577
2.95%, 04/15/31 (Call 01/15/31)(a)	1,135	951,209
4.88%, 06/22/28 (Call 03/22/28)	853	827,017
5.75%, 02/15/29 (Call 01/15/29)	290	292,665
5.95%, 09/15/33 (Call 06/15/33)	505	511,591
Microchip Technology Inc., 4.25%, 09/01/25
(Call 09/01/24)	1,475	1,438,058
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	1,598	1,279,410
3.37%, 11/01/41 (Call 05/01/41)	1,074	751,749
3.48%, 11/01/51 (Call 05/01/51)(a)	660	442,226
4.19%, 02/15/27 (Call 12/15/26)	1,412	1,358,333
4.66%, 02/15/30 (Call 11/15/29)	1,143	1,083,273
4.98%, 02/06/26 (Call 12/06/25)	1,051	1,040,647
5.33%, 02/06/29 (Call 11/06/28)	978	967,199
5.38%, 04/15/28 (Call 03/15/28)	922	916,909
5.88%, 02/09/33 (Call 11/09/32)	881	882,618
5.88%, 09/15/33 (Call 06/15/33)(a)	200	200,181
6.75%, 11/01/29 (Call 09/01/29)	1,683	1,764,564
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	2,125	1,861,024
2.00%, 06/15/31 (Call 03/15/31)	1,680	1,390,077
2.85%, 04/01/30 (Call 01/01/30)	2,385	2,141,377
3.20%, 09/16/26 (Call 06/16/26)(a)	1,431	1,375,933
3.50%, 04/01/40 (Call 10/01/39)	1,222	1,007,036
3.50%, 04/01/50 (Call 10/01/49)	2,624	2,031,049
3.70%, 04/01/60 (Call 10/01/59)	784	603,412
Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	$826	$822,651
5.55%, 12/01/28 (Call 09/01/28)	1,133	1,136,151
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	1,473	1,196,110
2.65%, 02/15/32 (Call 11/15/31)	1,238	998,113
2.70%, 05/01/25 (Call 04/01/25)(a)	432	413,856
3.13%, 02/15/42 (Call 08/15/41)	860	586,841
3.15%, 05/01/27 (Call 03/01/27)	757	703,197
3.25%, 05/11/41 (Call 11/11/40)	1,370	977,333
3.25%, 11/30/51 (Call 05/30/51)(a)	650	425,158
3.40%, 05/01/30 (Call 02/01/30)	1,058	932,431
3.88%, 06/18/26 (Call 04/18/26)	1,177	1,132,534
4.30%, 06/18/29 (Call 03/18/29)	1,574	1,482,781
4.40%, 06/01/27 (Call 05/01/27)(a)	524	505,786
5.00%, 01/15/33 (Call 10/15/32)	79	75,428
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	1,037	838,638
4.38%, 10/15/29 (Call 10/15/24)	1,455	1,316,875
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	1,787	1,545,883
1.65%, 05/20/32 (Call 02/20/32)	1,551	1,213,530
2.15%, 05/20/30 (Call 02/20/30)	825	704,040
3.25%, 05/20/27 (Call 02/20/27)(a)	2,234	2,128,019
3.25%, 05/20/50 (Call 11/20/49)(a)	999	720,412
3.45%, 05/20/25 (Call 02/20/25)	1,208	1,179,503
4.25%, 05/20/32 (Call 02/20/32)	590	565,384
4.30%, 05/20/47 (Call 11/20/46)	1,235	1,061,257
4.50%, 05/20/52 (Call 11/20/51)	1,356	1,178,398
4.65%, 05/20/35 (Call 11/20/34)(a)	1,652	1,620,516
4.80%, 05/20/45 (Call 11/20/44)	1,685	1,577,118
5.40%, 05/20/33 (Call 02/20/33)(a)	1,045	1,088,448
6.00%, 05/20/53 (Call 11/20/52)	1,730	1,878,675
Renesas Electronics Corp., 2.17%, 11/25/26
(Call 10/25/26)(b)	1,575	1,416,928
SK Hynix Inc.
1.50%, 01/19/26(a)(b)	460	418,519
2.38%, 01/19/31(b)	235	184,480
6.38%, 01/17/28(b)	210	213,559
6.50%, 01/17/33(b)	525	536,065
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	997	916,214
3.00%, 06/01/31 (Call 03/01/31)	1,002	816,742
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	777	705,771
1.38%, 03/12/25 (Call 02/12/25)	987	942,073
1.75%, 05/04/30 (Call 02/04/30)	1,210	1,016,653
1.90%, 09/15/31 (Call 06/15/31)	905	743,590
2.25%, 09/04/29 (Call 06/04/29)	1,255	1,098,541
2.70%, 09/15/51 (Call 03/15/51)(a)	705	446,524
2.90%, 11/03/27 (Call 08/03/27)	819	763,989
3.65%, 08/16/32 (Call 05/16/32)	870	792,498
3.88%, 03/15/39 (Call 09/15/38)	987	860,744
4.10%, 08/16/52 (Call 02/16/52)	450	367,088
4.15%, 05/15/48 (Call 11/15/47)(a)	1,279	1,085,260
4.60%, 02/15/28 (Call 01/15/28)	960	958,678
4.90%, 03/14/33 (Call 12/14/32)	891	890,360
5.00%, 03/14/53 (Call 09/14/52)	900	864,959
5.05%, 05/18/63 (Call 11/18/62)	972	922,694
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	2,073	1,885,061

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.50%, 10/25/31 (Call 07/25/31)	$2,535	$2,101,716
3.13%, 10/25/41 (Call 04/25/41)	960	726,116
3.25%, 10/25/51 (Call 04/25/51)	970	696,069
3.88%, 04/22/27 (Call 03/22/27)	1,740	1,680,566
4.13%, 04/22/29 (Call 02/22/29)(a)	480	462,714
4.25%, 04/22/32 (Call 01/22/32)(a)	910	873,386
4.50%, 04/22/52 (Call 10/22/51)(a)	990	915,722
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(b)	1,020	938,916
1.00%, 09/28/27 (Call 07/28/27)(b)	455	391,631
1.25%, 04/23/26 (Call 03/23/26)(b)	1,140	1,039,185
1.38%, 09/28/30 (Call 06/28/30)(b)	377	296,134
1.75%, 04/23/28 (Call 02/23/28)(b)	1,360	1,185,860
2.25%, 04/23/31 (Call 01/23/31)(b)	1,565	1,284,749
4.63%, 07/22/32 (Call 04/22/32)(b)	250	242,537
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	1,058	904,533
		209,600,331
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	865	739,239
3.48%, 12/01/27 (Call 09/01/27)	1,011	941,010
3.84%, 05/01/25 (Call 04/01/25)	800	778,588
4.20%, 05/01/30 (Call 02/01/30)	657	604,609
		3,063,446
Software — 2.3%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	636	613,162
2.15%, 02/01/27 (Call 12/01/26)	1,512	1,399,063
2.30%, 02/01/30 (Call 11/01/29)(a)	2,298	1,996,642
3.25%, 02/01/25 (Call 11/01/24)(a)	1,409	1,379,344
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)(a)	1,220	1,000,737
2.85%, 01/15/30 (Call 10/15/29)	1,073	941,201
3.50%, 06/15/27 (Call 03/15/27)	1,124	1,068,591
4.38%, 06/15/25 (Call 03/15/25)	590	580,634
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	1,626	1,339,266
2.90%, 12/01/29 (Call 09/01/29)	1,476	1,278,442
3.40%, 06/27/26 (Call 03/27/26)	1,051	1,000,425
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	995	993,953
6.65%, 08/02/26 (Call 07/02/26)	720	724,980
6.85%, 08/02/33 (Call 05/02/33)	745	730,832
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	991	793,276
2.95%, 02/15/51 (Call 08/15/50)(a)	1,287	834,817
4.80%, 03/01/26 (Call 12/01/25)(a)	785	781,703
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	1,861	1,699,543
1.65%, 03/01/28 (Call 01/01/28)(a)	1,322	1,148,521
2.25%, 03/01/31 (Call 12/01/30)(a)	1,680	1,362,265
3.10%, 03/01/41 (Call 09/01/40)	995	695,956
3.75%, 05/21/29 (Call 02/21/29)(a)	365	340,446
4.50%, 07/15/25	683	671,774
4.50%, 08/15/46 (Call 02/15/46)	440	348,107
4.70%, 07/15/27 (Call 06/15/27)	865	850,492
5.10%, 07/15/32 (Call 04/15/32)(a)	765	754,216
5.63%, 07/15/52 (Call 01/15/52)	665	640,849
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	332	267,587
Security	Par (000)	Value

Software (continued)
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	$1,488	$1,346,676
2.65%, 06/01/30 (Call 03/01/30)	1,248	1,060,112
3.20%, 07/01/26 (Call 05/01/26)	2,829	2,685,257
3.50%, 07/01/29 (Call 04/01/29)	3,675	3,357,947
3.85%, 06/01/25 (Call 03/01/25)	1,304	1,271,972
4.20%, 10/01/28 (Call 07/01/28)	865	826,411
4.40%, 07/01/49 (Call 01/01/49)	2,645	2,175,016
5.38%, 08/21/28 (Call 07/21/28)	1,125	1,134,925
5.45%, 03/02/28 (Call 02/02/28)	1,025	1,033,450
5.60%, 03/02/33 (Call 12/02/32)	815	818,500
5.63%, 08/21/33 (Call 05/21/33)	800	804,344
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	884	828,598
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	851	795,228
1.35%, 07/15/27 (Call 05/15/27)	1,109	981,157
1.65%, 07/15/30 (Call 04/15/30)	1,075	870,503
5.13%, 09/15/28 (Call 08/15/28)	1,182	1,192,586
5.20%, 09/15/33 (Call 06/15/33)	1,055	1,063,368
5.25%, 09/15/26 (Call 08/15/26)	805	810,649
5.50%, 09/15/53 (Call 03/15/53)	570	584,879
Microsoft Corp.
1.35%, 09/15/30 (Call 06/15/30)(b)	834	673,977
2.40%, 08/08/26 (Call 05/08/26)	4,933	4,664,628
2.50%, 09/15/50 (Call 03/15/50)(b)	2,023	1,282,925
2.53%, 06/01/50 (Call 12/01/49)(a)	6,809	4,383,022
2.68%, 06/01/60 (Call 12/01/59)	4,592	2,885,995
2.70%, 02/12/25 (Call 11/12/24)	2,579	2,508,766
2.92%, 03/17/52 (Call 09/17/51)(a)	7,594	5,243,695
3.04%, 03/17/62 (Call 09/17/61)	2,396	1,628,971
3.13%, 11/03/25 (Call 08/03/25)	2,829	2,742,039
3.30%, 02/06/27 (Call 11/06/26)(a)	5,395	5,191,362
3.40%, 09/15/26 (Call 06/15/26)(b)	1,458	1,407,974
3.40%, 06/15/27 (Call 03/15/27)(b)	483	462,528
3.45%, 08/08/36 (Call 02/08/36)	1,376	1,211,020
3.50%, 02/12/35 (Call 08/12/34)(a)	2,092	1,910,142
3.50%, 11/15/42	1,415	1,164,144
3.70%, 08/08/46 (Call 02/08/46)	1,950	1,616,217
3.75%, 02/12/45 (Call 08/12/44)(a)	450	381,359
3.95%, 08/08/56 (Call 02/08/56)	615	510,813
4.00%, 02/12/55 (Call 08/12/54)	455	386,190
4.10%, 02/06/37 (Call 08/06/36)	1,118	1,049,790
4.20%, 11/03/35 (Call 05/03/35)	961	926,885
4.25%, 02/06/47 (Call 08/06/46)(a)	1,095	1,007,699
4.45%, 11/03/45 (Call 05/03/45)(a)	1,161	1,108,327
4.50%, 10/01/40(a)	1,151	1,128,816
4.50%, 06/15/47 (Call 12/15/46)(a)(b)	677	629,533
4.50%, 02/06/57 (Call 08/06/56)	675	624,069
4.75%, 11/03/55 (Call 05/03/55)	100	95,184
5.20%, 06/01/39(a)	525	549,370
5.30%, 02/08/41	1,082	1,151,719
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(b)	1,215	970,908
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	1,295	1,126,798
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	410	349,024
3.88%, 02/15/31 (Call 06/01/25)(b)	890	776,675
4.00%, 11/15/29 (Call 11/15/24)(b)	600	539,822
Open Text Corp., 6.90%, 12/01/27
(Call 11/01/27)(b)	906	931,252
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	3,555	3,275,795

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.30%, 03/25/28 (Call 01/25/28)	$2,594	$2,306,522
2.50%, 04/01/25 (Call 03/01/25)	2,727	2,619,405
2.65%, 07/15/26 (Call 04/15/26)	3,532	3,308,733
2.80%, 04/01/27 (Call 02/01/27)	3,375	3,133,920
2.88%, 03/25/31 (Call 12/25/30)	3,647	3,121,881
2.95%, 05/15/25 (Call 02/15/25)	2,910	2,806,038
2.95%, 04/01/30 (Call 01/01/30)	3,349	2,934,645
3.25%, 11/15/27 (Call 08/15/27)	3,080	2,871,101
3.25%, 05/15/30 (Call 02/15/30)	945	842,102
3.60%, 04/01/40 (Call 10/01/39)	3,690	2,805,945
3.60%, 04/01/50 (Call 10/01/49)(a)	5,621	3,925,293
3.65%, 03/25/41 (Call 09/25/40)	2,879	2,181,315
3.80%, 11/15/37 (Call 05/15/37)	2,571	2,094,971
3.85%, 07/15/36 (Call 01/15/36)	2,008	1,677,146
3.85%, 04/01/60 (Call 10/01/59)	4,231	2,905,898
3.90%, 05/15/35 (Call 11/15/34)	1,624	1,390,015
3.95%, 03/25/51 (Call 09/25/50)	4,006	2,964,001
4.00%, 07/15/46 (Call 01/15/46)	3,667	2,783,499
4.00%, 11/15/47 (Call 05/15/47)	2,832	2,139,411
4.10%, 03/25/61 (Call 09/25/60)(a)	2,017	1,455,599
4.13%, 05/15/45 (Call 11/15/44)	2,531	1,975,177
4.30%, 07/08/34 (Call 01/08/34)	2,194	1,979,395
4.38%, 05/15/55 (Call 11/15/54)	544	421,448
4.50%, 05/06/28 (Call 04/06/28)	1,010	986,198
4.50%, 07/08/44 (Call 01/08/44)	1,316	1,098,429
4.65%, 05/06/30 (Call 03/06/30)	760	733,206
4.90%, 02/06/33 (Call 11/06/32)	1,450	1,395,004
5.38%, 07/15/40(a)	2,737	2,580,244
5.55%, 02/06/53 (Call 08/06/52)	2,810	2,649,000
5.80%, 11/10/25	890	896,959
6.13%, 07/08/39	1,519	1,558,418
6.15%, 11/09/29 (Call 09/09/29)(a)	1,845	1,935,896
6.25%, 11/09/32 (Call 08/09/32)	2,415	2,543,117
6.50%, 04/15/38	1,525	1,632,074
6.90%, 11/09/52 (Call 05/09/52)	3,065	3,417,869
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,065	984,798
1.40%, 09/15/27 (Call 07/15/27)	1,187	1,038,737
1.75%, 02/15/31 (Call 11/15/30)	1,351	1,066,123
2.00%, 06/30/30 (Call 03/30/30)(a)	1,107	908,894
2.95%, 09/15/29 (Call 06/15/29)(a)	889	790,451
3.80%, 12/15/26 (Call 09/15/26)	940	906,207
3.85%, 12/15/25 (Call 09/15/25)	651	631,977
4.20%, 09/15/28 (Call 06/15/28)	1,315	1,261,996
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	1,531	1,332,790
1.95%, 07/15/31 (Call 04/15/31)	1,755	1,440,319
2.70%, 07/15/41 (Call 01/15/41)(a)	1,553	1,105,595
2.90%, 07/15/51 (Call 01/15/51)	2,498	1,657,911
3.05%, 07/15/61 (Call 01/15/61)	1,730	1,106,918
3.70%, 04/11/28 (Call 01/11/28)	2,087	2,003,584
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	2,143	1,704,223
Take-Two Interactive Software Inc.
3.55%, 04/14/25	835	812,807
3.70%, 04/14/27 (Call 03/14/27)	845	804,930
4.00%, 04/14/32 (Call 01/14/32)	790	723,672
4.95%, 03/28/28 (Call 02/28/28)	1,205	1,192,777
5.00%, 03/28/26	1,285	1,276,454
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	1,850	1,668,965
1.80%, 08/15/28 (Call 06/15/28)(a)	893	765,716
Security	Par (000)	Value

Software (continued)
2.20%, 08/15/31 (Call 05/15/31)	$2,000	$1,580,763
3.90%, 08/21/27 (Call 05/21/27)(a)	1,641	1,563,882
4.50%, 05/15/25 (Call 04/15/25)	1,039	1,022,790
4.65%, 05/15/27 (Call 03/15/27)	1,008	985,639
4.70%, 05/15/30 (Call 02/15/30)	1,170	1,114,634
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	1,877	1,782,392
3.70%, 04/01/29 (Call 02/01/29)	1,025	951,274
3.80%, 04/01/32 (Call 01/01/32)(a)	1,790	1,592,307
		218,225,234
Telecommunications — 4.0%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	1,135	978,839
3.63%, 04/22/29 (Call 01/22/29)	1,245	1,144,886
4.38%, 07/16/42(a)	1,525	1,278,071
4.38%, 04/22/49 (Call 10/22/48)(a)	1,312	1,081,713
4.70%, 07/21/32 (Call 04/21/32)	1,080	1,019,175
6.13%, 11/15/37	670	689,082
6.13%, 03/30/40	2,250	2,318,633
6.38%, 03/01/35	1,405	1,505,422
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	2,493	2,171,434
1.70%, 03/25/26 (Call 03/25/24)	4,115	3,803,631
2.25%, 02/01/32 (Call 11/01/31)	3,435	2,722,406
2.30%, 06/01/27 (Call 04/01/27)	3,077	2,800,338
2.55%, 12/01/33 (Call 09/01/33)	4,444	3,459,418
2.75%, 06/01/31 (Call 03/01/31)	3,457	2,906,998
2.95%, 07/15/26 (Call 04/15/26)(a)	689	650,028
3.10%, 02/01/43 (Call 08/01/42)(a)	953	675,715
3.30%, 02/01/52 (Call 08/01/51)(a)	1,175	775,203
3.50%, 06/01/41 (Call 12/01/40)(a)	3,324	2,470,498
3.50%, 09/15/53 (Call 03/15/53)	9,023	6,007,192
3.50%, 02/01/61 (Call 08/01/60)	615	393,502
3.55%, 09/15/55 (Call 03/15/55)	9,123	6,014,513
3.65%, 06/01/51 (Call 12/01/50)(a)	3,834	2,670,697
3.65%, 09/15/59 (Call 03/15/59)	7,789	5,140,882
3.80%, 02/15/27 (Call 11/15/26)	1,503	1,445,951
3.80%, 12/01/57 (Call 06/01/57)	6,335	4,330,160
3.85%, 06/01/60 (Call 12/01/59)	1,845	1,265,059
3.88%, 01/15/26 (Call 10/15/25)(a)	637	617,662
4.10%, 02/15/28 (Call 11/15/27)	1,980	1,899,153
4.25%, 03/01/27 (Call 12/01/26)	2,052	1,999,689
4.30%, 02/15/30 (Call 11/15/29)	3,965	3,751,365
4.30%, 12/15/42 (Call 06/15/42)	1,818	1,489,785
4.35%, 03/01/29 (Call 12/01/28)	4,150	3,987,328
4.35%, 06/15/45 (Call 12/15/44)	1,525	1,220,453
4.50%, 05/15/35 (Call 11/15/34)	3,295	2,982,788
4.50%, 03/09/48 (Call 09/09/47)	2,315	1,888,615
4.55%, 03/09/49 (Call 09/09/48)	1,290	1,045,666
4.65%, 06/01/44 (Call 12/01/43)	715	595,232
4.75%, 05/15/46 (Call 11/15/45)	2,465	2,089,073
4.80%, 06/15/44 (Call 12/15/43)	442	376,314
4.85%, 03/01/39 (Call 09/01/38)	1,354	1,215,328
4.85%, 07/15/45 (Call 01/15/45)	395	333,487
4.90%, 08/15/37 (Call 02/14/37)	1,006	918,347
5.15%, 03/15/42	406	367,809
5.15%, 11/15/46 (Call 05/15/46)	1,025	917,951
5.15%, 02/15/50 (Call 08/14/49)	888	782,117
5.25%, 03/01/37 (Call 09/01/36)	1,460	1,392,834
5.35%, 09/01/40	761	715,713
5.40%, 02/15/34 (Call 11/15/33)	3,064	3,028,561

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.45%, 03/01/47 (Call 09/01/46)	$713	$660,786
5.54%, 02/20/26 (Call 02/20/24)	545	545,135
5.55%, 08/15/41	513	488,001
5.65%, 02/15/47 (Call 08/15/46)(a)	780	752,469
5.70%, 03/01/57 (Call 09/01/56)(a)	415	388,096
6.00%, 08/15/40 (Call 05/15/40)(a)	688	689,050
6.15%, 09/15/34	35	35,443
6.25%, 03/29/41(a)	120	120,537
6.30%, 01/15/38(a)	690	718,016
6.38%, 03/01/41	488	506,699
6.55%, 02/15/39(a)	537	564,075
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	1,080	770,269
4.30%, 07/29/49 (Call 01/29/49)	792	629,094
4.46%, 04/01/48 (Call 10/01/47)	1,503	1,256,591
5.10%, 05/11/33 (Call 02/11/33)(a)	1,110	1,083,208
Series US-4, 3.65%, 03/17/51
(Call 09/17/50)(a)	631	446,655
Series US-5, 2.15%, 02/15/32
(Call 11/15/31)(a)	850	673,230
Series US-6, 3.20%, 02/15/52
(Call 08/15/51)(a)	725	475,237
Bharti Airtel Ltd.
3.25%, 06/03/31 (Call 03/05/31)(a)(b)	145	122,858
4.38%, 06/10/25(b)	775	759,681
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	1,582	1,402,648
4.25%, 11/08/49 (Call 05/08/49)(b)	790	588,650
5.13%, 12/04/28 (Call 09/24/28)	1,100	1,082,254
9.63%, 12/15/30	3,589	4,341,642
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	1,817	1,712,630
2.95%, 02/28/26	1,323	1,274,433
3.50%, 06/15/25(a)	537	526,186
5.50%, 01/15/40	2,435	2,493,018
5.90%, 02/15/39	3,156	3,362,539
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)(a)	446	329,958
4.38%, 11/15/57 (Call 05/15/57)(a)	750	593,780
4.70%, 03/15/37(a)	585	531,219
4.75%, 03/15/42	530	463,523
5.35%, 11/15/48 (Call 05/15/48)(a)	486	449,203
5.45%, 11/15/79 (Call 05/15/79)	1,201	1,049,486
5.75%, 08/15/40	446	441,935
5.85%, 11/15/68 (Call 05/15/68)	418	387,377
7.25%, 08/15/36 (Call 08/15/26)(a)	757	788,516
Deutsche Telekom AG, 3.63%, 01/21/50
(Call 07/21/49)(a)(b)	1,122	833,934
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(b)	848	813,470
4.38%, 06/21/28 (Call 03/21/28)(b)	355	344,919
4.75%, 06/21/38 (Call 12/21/37)(a)(b)	921	848,981
4.88%, 03/06/42(b)	1,113	1,007,083
8.75%, 06/15/30	4,729	5,582,700
9.25%, 06/01/32	1,176	1,481,640
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(a)(b)	355	269,800
4.75%, 08/01/26 (Call 05/01/26)(b)	848	818,352
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	861	788,651
Security	Par (000)	Value

Telecommunications (continued)
2.00%, 12/10/30 (Call 09/10/30)	$923	$718,974
3.75%, 08/15/29 (Call 05/15/29)(a)	1,024	935,485
5.95%, 03/15/41(a)	431	405,965
Koninklijke KPN NV, 8.38%, 10/01/30	1,293	1,480,429
KT Corp., 2.50%, 07/18/26(b)	200	185,947
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	1,209	982,001
2.75%, 05/24/31 (Call 02/24/31)	1,245	1,024,767
4.60%, 02/23/28 (Call 11/23/27)	1,412	1,377,031
4.60%, 05/23/29 (Call 02/23/29)	1,219	1,182,466
5.50%, 09/01/44	529	486,520
5.60%, 06/01/32 (Call 03/01/32)	845	836,835
7.50%, 05/15/25	98	100,116
NBN Co. Ltd.
1.45%, 05/05/26 (Call 04/05/26)(b)	1,353	1,234,780
1.63%, 01/08/27 (Call 12/08/26)(b)	2,039	1,823,908
2.50%, 01/08/32 (Call 10/08/31)(a)(b)	1,630	1,318,836
2.63%, 05/05/31 (Call 02/05/31)(a)(b)	2,144	1,775,594
5.75%, 10/06/28 (Call 09/06/28)(b)	1,485	1,519,865
6.00%, 10/06/33 (Call 07/06/33)(b)	715	740,282
Nokia OYJ
4.38%, 06/12/27(a)	515	487,745
6.63%, 05/15/39	635	598,139
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	3,769	3,432,052
1.59%, 04/03/28 (Call 02/03/28)(b)	1,970	1,702,917
2.07%, 04/03/31 (Call 01/03/31)(b)	1,892	1,534,347
4.24%, 07/25/25(a)(b)	550	540,406
4.37%, 07/27/27 (Call 06/27/27)(b)	790	770,297
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	760	637,904
3.75%, 06/22/26(b)	1,713	1,647,163
3.88%, 01/31/28(a)(b)	488	463,717
4.50%, 01/31/43(b)	600	518,635
Orange SA
5.38%, 01/13/42	1,996	1,888,650
5.50%, 02/06/44 (Call 08/06/43)	305	293,975
9.00%, 03/01/31	3,248	3,926,480
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	902	839,432
2.95%, 03/15/25	1,120	1,079,844
3.20%, 03/15/27 (Call 02/15/27)	1,851	1,725,406
3.63%, 12/15/25 (Call 09/15/25)	1,314	1,262,020
3.70%, 11/15/49 (Call 05/15/49)(a)	1,188	823,393
3.80%, 03/15/32 (Call 12/15/31)	2,566	2,233,546
4.30%, 02/15/48 (Call 08/15/47)	1,052	792,593
4.35%, 05/01/49 (Call 11/01/48)	1,543	1,186,000
4.50%, 03/15/42 (Call 09/15/41)	693	570,747
4.50%, 03/15/43 (Call 09/15/42)	603	490,228
4.55%, 03/15/52 (Call 09/15/51)	2,520	1,999,064
5.00%, 03/15/44 (Call 09/15/43)(a)	1,438	1,235,286
5.45%, 10/01/43 (Call 04/01/43)(a)	901	811,707
7.50%, 08/15/38	650	705,222
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	1,027	968,658
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)(b)	654	473,108
SES SA, 5.30%, 04/04/43(a)(b)	610	421,388
Sprint Capital Corp.
6.88%, 11/15/28	1,620	1,713,014
8.75%, 03/15/32	1,755	2,097,402

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Sprint LLC
7.63%, 02/15/25 (Call 11/15/24)	$630	$639,662
7.63%, 03/01/26 (Call 11/01/25)	769	797,406
Telefonica Emisiones SA
4.10%, 03/08/27	2,227	2,142,220
4.67%, 03/06/38(a)	905	784,951
4.90%, 03/06/48	1,671	1,361,353
5.21%, 03/08/47	3,072	2,637,233
5.52%, 03/01/49 (Call 09/01/48)	1,708	1,518,784
7.05%, 06/20/36	2,407	2,609,030
Telefonica Europe BV, 8.25%, 09/15/30	1,965	2,257,238
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(b)	290	207,421
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	1,044	1,012,311
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	1,387	1,289,826
3.40%, 05/13/32 (Call 02/13/32)	1,076	919,103
3.70%, 09/15/27 (Call 06/15/27)	792	753,538
4.30%, 06/15/49 (Call 12/15/48)	895	693,931
4.60%, 11/16/48 (Call 05/16/48)	1,069	877,807
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	1,482	1,364,571
2.05%, 02/15/28 (Call 12/15/27)	2,334	2,052,972
2.25%, 02/15/26 (Call 02/15/24)	2,155	2,014,463
2.25%, 11/15/31 (Call 08/15/31)	1,437	1,145,551
2.40%, 03/15/29 (Call 01/15/29)(a)	925	805,226
2.55%, 02/15/31 (Call 11/15/30)	2,187	1,812,953
2.63%, 04/15/26 (Call 04/15/24)	1,890	1,779,093
2.63%, 02/15/29 (Call 02/15/24)	1,723	1,516,817
2.70%, 03/15/32 (Call 12/15/31)	1,505	1,233,247
2.88%, 02/15/31 (Call 02/15/26)	1,590	1,347,254
3.00%, 02/15/41 (Call 08/15/40)(a)	2,781	1,961,772
3.30%, 02/15/51 (Call 08/15/50)	3,767	2,522,940
3.38%, 04/15/29 (Call 04/15/24)	2,811	2,547,574
3.40%, 10/15/52 (Call 04/15/52)	3,445	2,320,787
3.50%, 04/15/25 (Call 03/15/25)	2,839	2,761,192
3.50%, 04/15/31 (Call 04/15/26)(a)	3,995	3,518,559
3.60%, 11/15/60 (Call 05/15/60)	2,388	1,592,577
3.75%, 04/15/27 (Call 02/15/27)	4,969	4,737,488
3.88%, 04/15/30 (Call 01/15/30)	7,912	7,267,291
4.38%, 04/15/40 (Call 10/15/39)	2,636	2,252,825
4.50%, 04/15/50 (Call 10/15/49)	3,819	3,175,975
4.75%, 02/01/28 (Call 02/01/24)	1,895	1,857,312
4.80%, 07/15/28 (Call 06/15/28)(a)	1,345	1,325,056
4.95%, 03/15/28 (Call 02/15/28)	1,225	1,215,754
5.05%, 07/15/33 (Call 04/15/33)	2,610	2,530,637
5.20%, 01/15/33 (Call 10/15/32)	760	748,355
5.38%, 04/15/27 (Call 04/15/24)(a)	4	4,000
5.65%, 01/15/53 (Call 07/15/52)	2,141	2,091,325
5.75%, 01/15/34 (Call 10/15/33)	845	860,270
5.75%, 01/15/54 (Call 07/15/53)	1,827	1,808,281
5.80%, 09/15/62 (Call 03/15/62)	1,140	1,122,083
6.00%, 06/15/54 (Call 12/15/53)	530	541,712
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)(a)	1,892	1,738,914
1.45%, 03/20/26 (Call 02/20/26)	2,782	2,556,581
1.50%, 09/18/30 (Call 06/18/30)	1,960	1,560,882
1.68%, 10/30/30 (Call 07/30/30)	1,658	1,313,652
1.75%, 01/20/31 (Call 10/20/30)	2,992	2,358,359
2.10%, 03/22/28 (Call 01/22/28)	3,405	3,015,119
Security	Par (000)	Value

Telecommunications (continued)
2.36%, 03/15/32 (Call 12/15/31)	$5,290	$4,219,770
2.55%, 03/21/31 (Call 12/21/30)	3,723	3,091,440
2.63%, 08/15/26	2,397	2,250,887
2.65%, 11/20/40 (Call 05/20/40)	3,752	2,554,022
2.85%, 09/03/41 (Call 03/03/41)	1,495	1,038,941
2.88%, 11/20/50 (Call 05/20/50)(a)	3,268	2,068,426
2.99%, 10/30/56 (Call 04/30/56)	4,841	2,971,776
3.00%, 03/22/27 (Call 01/22/27)	1,696	1,588,620
3.00%, 11/20/60 (Call 05/20/60)	2,385	1,447,198
3.15%, 03/22/30 (Call 12/22/29)	1,133	1,005,232
3.38%, 02/15/25	1,344	1,311,475
3.40%, 03/22/41 (Call 09/22/40)	4,173	3,156,280
3.55%, 03/22/51 (Call 09/22/50)(a)	5,255	3,779,710
3.70%, 03/22/61 (Call 09/22/60)(a)	3,747	2,649,923
3.85%, 11/01/42 (Call 05/01/42)	1,459	1,157,520
3.88%, 02/08/29 (Call 11/08/28)	2,128	2,012,450
3.88%, 03/01/52 (Call 09/01/51)(a)	1,475	1,124,932
4.00%, 03/22/50 (Call 09/22/49)	1,575	1,220,399
4.02%, 12/03/29 (Call 09/03/29)	4,595	4,314,675
4.13%, 03/16/27	3,270	3,174,657
4.13%, 08/15/46	1,222	985,681
4.33%, 09/21/28	5,653	5,455,719
4.40%, 11/01/34 (Call 05/01/34)	2,320	2,132,117
4.50%, 08/10/33	2,757	2,577,675
4.52%, 09/15/48	1,370	1,176,931
4.67%, 03/15/55(a)	645	553,516
4.75%, 11/01/41	965	887,643
4.81%, 03/15/39	1,515	1,387,822
4.86%, 08/21/46	3,010	2,686,889
5.01%, 04/15/49(a)	620	576,827
5.01%, 08/21/54	285	256,396
5.05%, 05/09/33 (Call 02/09/33)	1,075	1,057,901
5.25%, 03/16/37	1,708	1,691,310
5.50%, 03/16/47	585	574,622
5.85%, 09/15/35(a)	465	483,557
6.40%, 09/15/33(a)	350	373,777
6.55%, 09/15/43	950	1,039,038
7.75%, 12/01/30	1,230	1,397,280
Vodafone Group PLC
4.13%, 05/30/25	1,829	1,796,566
4.25%, 09/17/50	2,002	1,549,686
4.38%, 05/30/28(a)	1,070	1,049,039
4.38%, 02/19/43	2,010	1,649,154
4.88%, 06/19/49	2,672	2,271,223
5.00%, 05/30/38(a)	362	344,066
5.13%, 06/19/59	454	381,059
5.25%, 05/30/48(a)	341	311,369
5.63%, 02/10/53 (Call 08/10/52)	1,410	1,340,087
5.75%, 02/10/63 (Call 08/10/62)(a)	355	336,720
6.15%, 02/27/37	2,799	2,890,712
6.25%, 11/30/32(a)	1,071	1,123,071
7.88%, 02/15/30	1,228	1,373,944
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(b)	550	438,724
3.38%, 04/29/30 (Call 01/29/30)(b)	115	97,817
4.10%, 07/14/51 (Call 01/14/51)(b)	275	177,914
		383,074,077
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)(a)	667	619,526
3.55%, 11/19/26 (Call 09/19/26)	1,058	988,070

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies (continued)
3.90%, 11/19/29 (Call 08/19/29)	$1,510	$1,357,908
5.10%, 05/15/44 (Call 11/15/43)(a)	482	396,498
6.35%, 03/15/40	614	596,118
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/24)(b)	170	159,511
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	932	825,823
5.45%, 11/01/41 (Call 05/01/41)	320	273,310
5.88%, 12/15/27 (Call 12/15/23)(a)(b)	1,045	1,027,617
6.20%, 10/01/40(a)	295	276,874
		6,521,255
Transportation — 1.9%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(a)(b)	1,260	1,209,414
AP Moller - Maersk AS, 5.88%, 09/14/33 (Call 06/14/33)(b)	1,175	1,171,171
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	595	384,414
3.00%, 04/01/25 (Call 01/01/25)	884	860,012
3.05%, 02/15/51 (Call 08/15/50)	766	509,336
3.25%, 06/15/27 (Call 03/15/27)	1,043	992,014
3.30%, 09/15/51 (Call 03/15/51)	1,137	799,694
3.55%, 02/15/50 (Call 08/15/49)	889	659,396
3.65%, 09/01/25 (Call 06/01/25)	373	363,568
3.90%, 08/01/46 (Call 02/01/46)	944	743,667
4.05%, 06/15/48 (Call 12/15/47)	896	719,834
4.13%, 06/15/47 (Call 12/15/46)	1,050	855,571
4.15%, 04/01/45 (Call 10/01/44)(a)	362	299,005
4.15%, 12/15/48 (Call 06/15/48)	879	718,586
4.38%, 09/01/42 (Call 03/01/42)	887	765,300
4.40%, 03/15/42 (Call 09/15/41)	945	819,989
4.45%, 03/15/43 (Call 09/15/42)	1,122	974,889
4.45%, 01/15/53 (Call 07/15/52)	1,135	986,109
4.55%, 09/01/44 (Call 03/01/44)	915	802,104
4.70%, 09/01/45 (Call 03/01/45)	782	694,095
4.90%, 04/01/44 (Call 10/01/43)	1,087	1,015,413
4.95%, 09/15/41 (Call 03/15/41)(a)	690	639,648
5.05%, 03/01/41 (Call 09/01/40)(a)	580	548,055
5.15%, 09/01/43 (Call 03/01/43)	885	846,747
5.20%, 04/15/54 (Call 10/15/53)	1,505	1,458,684
5.40%, 06/01/41 (Call 12/01/40)	902	899,634
5.75%, 05/01/40 (Call 11/01/39)	1,080	1,117,296
6.15%, 05/01/37	927	994,702
6.20%, 08/15/36	499	537,270
7.00%, 12/15/25	509	528,136
7.95%, 08/15/30	160	184,744
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	1,342	804,618
2.75%, 03/01/26 (Call 12/01/25)	1,195	1,138,404
3.20%, 08/02/46 (Call 02/02/46)(a)	1,375	978,581
3.50%, 11/15/42 (Call 05/14/42)	115	85,291
3.65%, 02/03/48 (Call 08/03/47)	504	386,715
3.85%, 08/05/32 (Call 05/05/32)	1,167	1,065,780
4.40%, 08/05/52 (Call 02/05/52)	690	594,768
4.45%, 01/20/49 (Call 07/20/48)	566	486,045
4.50%, 11/07/43 (Call 05/07/43)	320	272,211
5.85%, 11/01/33 (Call 08/01/33)	185	195,334
6.13%, 11/01/53 (Call 05/01/53)(a)	75	83,095
6.20%, 06/01/36	330	354,744
6.25%, 08/01/34	936	1,007,987
6.38%, 11/15/37	870	938,925
6.71%, 07/15/36(a)	10	10,822
Security	Par (000)	Value

Transportation (continued)
6.90%, 07/15/28	$665	$716,994
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 06/02/24)	80	76,647
1.75%, 12/02/26 (Call 11/02/26)(a)	1,370	1,242,242
2.05%, 03/05/30 (Call 12/05/29)(a)	1,042	864,361
2.45%, 12/02/31 (Call 09/02/31)	880	797,822
2.88%, 11/15/29 (Call 08/15/29)	527	461,514
2.90%, 02/01/25 (Call 11/01/24)	1,454	1,410,233
3.00%, 12/02/41 (Call 06/02/41)(a)	1,115	979,743
3.10%, 12/02/51 (Call 06/02/51)(a)	2,370	1,583,176
3.50%, 05/01/50 (Call 11/01/49)(a)	1,069	756,064
3.70%, 02/01/26 (Call 11/01/25)	963	926,893
4.00%, 06/01/28 (Call 03/01/28)(a)	704	671,385
4.20%, 11/15/69 (Call 05/15/69)(a)	631	475,377
4.30%, 05/15/43 (Call 11/15/42)	664	548,252
4.70%, 05/01/48 (Call 11/01/47)	506	431,236
4.80%, 09/15/35 (Call 03/15/35)	475	443,573
4.80%, 08/01/45 (Call 02/01/45)	738	648,750
4.95%, 08/15/45 (Call 02/15/45)	634	566,642
5.75%, 03/15/33(a)	660	665,768
5.75%, 01/15/42	682	650,371
5.95%, 05/15/37	817	833,626
6.13%, 09/15/2115 (Call 03/15/2115)	561	567,802
7.13%, 10/15/31(a)	570	626,460
Central Japan Railway Co., 4.25%, 11/24/45 (Call 05/24/45)(b)	135	109,073
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,153	1,092,934
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	1,106	945,351
2.50%, 05/15/51 (Call 11/15/50)(a)	384	225,686
2.60%, 11/01/26 (Call 08/01/26)	1,540	1,441,077
3.25%, 06/01/27 (Call 03/01/27)	1,152	1,084,108
3.35%, 11/01/25 (Call 08/01/25)	1,090	1,051,178
3.35%, 09/15/49 (Call 03/15/49)	985	684,150
3.80%, 03/01/28 (Call 12/01/27)	585	559,185
3.80%, 11/01/46 (Call 05/01/46)	1,091	834,421
3.80%, 04/15/50 (Call 10/15/49)	736	554,161
3.95%, 05/01/50 (Call 11/01/49)(a)	483	375,841
4.10%, 11/15/32 (Call 08/15/32)(a)	1,085	1,009,586
4.10%, 03/15/44 (Call 09/15/43)	803	653,149
4.25%, 03/15/29 (Call 12/15/28)	1,182	1,143,306
4.25%, 11/01/66 (Call 05/01/66)	375	291,700
4.30%, 03/01/48 (Call 09/01/47)	1,424	1,172,858
4.40%, 03/01/43 (Call 09/01/42)(a)	590	500,649
4.50%, 03/15/49 (Call 09/15/48)	908	761,226
4.50%, 11/15/52 (Call 05/15/52)	612	523,168
4.50%, 08/01/54 (Call 02/01/54)	470	397,252
4.65%, 03/01/68 (Call 09/01/67)	605	504,280
4.75%, 05/30/42 (Call 11/30/41)	980	878,092
4.75%, 11/15/48 (Call 05/15/48)	563	490,833
5.20%, 11/15/33 (Call 08/15/33)	995	991,003
5.50%, 04/15/41 (Call 10/15/40)	775	760,732
6.00%, 10/01/36	1,135	1,193,661
6.15%, 05/01/37	716	761,297
6.22%, 04/30/40	783	830,914
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(b)	365	208,340
3.83%, 09/14/61 (Call 03/14/61)(a)(b)	800	503,534
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(b)	713	633,772

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.69%, 09/13/61 (Call 03/13/61)(b)	$605	$358,707
4.70%, 05/07/50 (Call 11/07/49)(a)(b)	1,384	1,057,706
5.00%, 01/25/47 (Call 07/25/46)(a)(b)	437	351,562
ENA Master Trust, 4.00%, 05/19/48 (Call 02/19/48)(b)	145	100,050
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	910	757,384
3.10%, 08/05/29 (Call 05/05/29)	1,145	1,030,146
3.25%, 04/01/26 (Call 01/01/26)	1,412	1,350,640
3.25%, 05/15/41 (Call 11/15/40)	1,250	908,200
3.40%, 02/15/28 (Call 11/15/27)(a)	684	639,795
3.88%, 08/01/42	578	449,190
3.90%, 02/01/35(a)	928	801,512
4.05%, 02/15/48 (Call 08/15/47)	1,258	979,173
4.10%, 04/15/43	546	434,991
4.10%, 02/01/45	958	753,573
4.20%, 10/17/28 (Call 07/17/28)(a)	615	588,968
4.25%, 05/15/30 (Call 02/15/30)	910	863,462
4.40%, 01/15/47 (Call 07/15/46)	1,139	930,102
4.50%, 02/01/65	88	66,050
4.55%, 04/01/46 (Call 10/01/45)	1,713	1,441,575
4.75%, 11/15/45 (Call 05/15/45)	1,427	1,232,770
4.90%, 01/15/34	880	854,830
4.95%, 10/17/48 (Call 04/17/48)	923	819,050
5.10%, 01/15/44	969	876,422
5.25%, 05/15/50 (Call 11/15/49)(a)	1,357	1,265,273
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	823	798,392
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	964	909,476
Misc Capital Two Labuan Ltd.
3.63%, 04/06/25(b)	145	140,870
3.75%, 04/06/27 (Call 03/06/27)(b)	995	942,838
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)(a)	647	532,753
2.55%, 11/01/29 (Call 08/01/29)	851	734,579
2.90%, 06/15/26 (Call 03/15/26)	532	503,109
2.90%, 08/25/51 (Call 02/25/51)	765	473,100
3.00%, 03/15/32 (Call 12/15/31)(a)	164	139,659
3.05%, 05/15/50 (Call 11/15/49)	1,137	734,998
3.15%, 06/01/27 (Call 03/01/27)	398	373,836
3.16%, 05/15/55 (Call 11/15/54)	889	569,828
3.40%, 11/01/49 (Call 05/01/49)	574	399,680
3.65%, 08/01/25 (Call 06/01/25)	535	519,611
3.70%, 03/15/53 (Call 09/15/52)	551	396,108
3.80%, 08/01/28 (Call 05/01/28)	550	521,578
3.94%, 11/01/47 (Call 05/01/47)	993	768,288
3.95%, 10/01/42 (Call 04/01/42)	756	598,913
4.05%, 08/15/52 (Call 02/15/52)	1,126	873,667
4.10%, 05/15/49 (Call 11/15/48)(a)	764	600,125
4.10%, 05/15/2121 (Call 11/15/2120)	610	420,420
4.15%, 02/28/48 (Call 08/28/47)	1,057	839,460
4.45%, 03/01/33 (Call 12/01/32)(a)	450	423,813
4.45%, 06/15/45 (Call 12/15/44)	732	610,634
4.55%, 06/01/53 (Call 12/01/52)	1,035	872,263
4.65%, 01/15/46 (Call 07/15/45)	665	567,635
4.84%, 10/01/41	1,091	984,935
5.05%, 08/01/30 (Call 06/01/30)	1,050	1,043,933
5.10%, 08/01/2118 (Call 02/01/2118)	75	62,673
5.35%, 08/01/54 (Call 02/01/54)	1,035	988,755
5.55%, 03/15/34 (Call 12/15/33)	600	608,981
5.59%, 05/17/25(a)	465	465,756
Security	Par (000)	Value

Transportation (continued)
5.95%, 03/15/64 (Call 09/15/63)	$900	$919,379
7.25%, 02/15/31(a)	880	961,591
7.80%, 05/15/27	445	482,480
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	1,271	1,276,112
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	1,000	905,368
2.85%, 03/01/27 (Call 02/01/27)	484	445,921
2.90%, 12/01/26 (Call 10/01/26)	779	722,089
3.35%, 09/01/25 (Call 08/01/25)	754	724,980
4.30%, 06/15/27 (Call 05/15/27)	470	452,179
4.63%, 06/01/25 (Call 05/01/25)	750	737,157
5.25%, 06/01/28 (Call 05/01/28)	595	591,812
5.65%, 03/01/28 (Call 02/01/28)(a)	855	863,359
6.30%, 12/01/28 (Call 11/01/28)	475	489,916
6.60%, 12/01/33 (Call 09/01/33)	400	420,195
TTX Co.
3.60%, 01/15/25(b)	771	754,393
3.90%, 02/01/45 (Call 08/01/44)(b)	50	38,033
4.20%, 07/01/46 (Call 01/01/46)(a)(b)	745	589,972
4.60%, 02/01/49 (Call 08/01/48)(b)	599	508,381
4.65%, 06/15/44(b)	110	91,095
5.50%, 09/25/26 (Call 08/25/26)(b)	555	558,797
5.65%, 12/01/52 (Call 06/01/52)(b)	635	625,139
5.75%, 11/22/33 (Call 08/22/33)(b)	250	256,783
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	864	793,037
2.38%, 05/20/31 (Call 02/20/31)	1,135	947,274
2.40%, 02/05/30 (Call 11/05/29)	1,594	1,372,522
2.75%, 03/01/26 (Call 12/01/25)	1,189	1,129,987
2.80%, 02/14/32 (Call 11/14/31)	1,475	1,248,777
2.89%, 04/06/36 (Call 01/06/36)	1,145	907,436
2.95%, 03/10/52 (Call 09/10/51)	1,020	664,288
2.97%, 09/16/62 (Call 03/16/62)	1,379	834,557
3.00%, 04/15/27 (Call 01/15/27)	558	524,679
3.20%, 05/20/41 (Call 11/20/40)	1,296	972,032
3.25%, 01/15/25 (Call 10/15/24)	390	381,034
3.25%, 08/15/25 (Call 05/15/25)	760	736,655
3.25%, 02/05/50 (Call 08/05/49)	1,567	1,104,967
3.35%, 08/15/46 (Call 02/15/46)	130	89,989
3.38%, 02/01/35 (Call 08/01/34)	860	720,305
3.38%, 02/14/42 (Call 08/14/41)(a)	690	527,712
3.50%, 02/14/53 (Call 08/14/52)	1,550	1,131,232
3.55%, 08/15/39 (Call 02/15/39)(a)	677	544,101
3.55%, 05/20/61 (Call 11/20/60)	818	561,149
3.60%, 09/15/37 (Call 03/15/37)	942	782,068
3.70%, 03/01/29 (Call 12/01/28)	1,576	1,497,072
3.75%, 07/15/25 (Call 05/15/25)	757	740,316
3.75%, 02/05/70 (Call 08/05/69)	725	509,297
3.80%, 10/01/51 (Call 04/01/51)	1,375	1,064,152
3.80%, 04/06/71 (Call 10/06/70)	720	515,169
3.84%, 03/20/60 (Call 09/20/59)	2,202	1,636,450
3.85%, 02/14/72 (Call 08/14/71)	585	417,394
3.88%, 02/01/55 (Call 08/01/54)(a)	550	412,922
3.95%, 09/10/28 (Call 06/10/28)	1,471	1,422,547
3.95%, 08/15/59 (Call 02/15/59)	630	473,694
4.00%, 04/15/47 (Call 10/15/46)	705	553,752
4.05%, 11/15/45 (Call 05/15/45)	635	502,135
4.05%, 03/01/46 (Call 09/01/45)(a)	613	488,075
4.10%, 09/15/67 (Call 03/15/67)	672	511,418
4.30%, 03/01/49 (Call 09/01/48)	778	638,860
4.50%, 01/20/33 (Call 10/20/32)	760	731,769

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.50%, 09/10/48 (Call 03/10/48)	$595	$502,632
4.75%, 02/21/26 (Call 01/21/26)	860	857,078
4.95%, 09/09/52 (Call 03/09/52)(a)	696	653,515
4.96%, 05/15/53 (Call 11/15/52)(a)	630	590,325
5.15%, 01/20/63 (Call 07/20/62)	125	116,180
6.63%, 02/01/29(a)	27	29,239
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	688	642,944
2.50%, 09/01/29 (Call 06/01/29)(a)	739	648,650
3.05%, 11/15/27 (Call 08/15/27)	1,456	1,368,391
3.40%, 03/15/29 (Call 12/15/28)	1,149	1,078,914
3.40%, 11/15/46 (Call 05/15/46)	810	599,695
3.40%, 09/01/49 (Call 03/01/49)(a)	668	501,119
3.63%, 10/01/42	396	314,399
3.75%, 11/15/47 (Call 05/15/47)	1,690	1,333,933
3.90%, 04/01/25 (Call 03/01/25)	1,424	1,399,454
4.25%, 03/15/49 (Call 09/15/48)	964	815,782
4.45%, 04/01/30 (Call 01/01/30)	1,167	1,146,257
4.88%, 03/03/33 (Call 12/03/32)	835	830,836
4.88%, 11/15/40 (Call 05/15/40)(a)	899	853,277
5.05%, 03/03/53 (Call 09/03/52)(a)	1,140	1,100,176
5.20%, 04/01/40 (Call 10/01/39)	657	647,607
5.30%, 04/01/50 (Call 10/01/49)(a)	1,370	1,359,102
6.20%, 01/15/38	1,954	2,135,215
United Parcel Service of America Inc., 7.62%, 04/01/30(c)	355	407,011
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	1,725	1,567,662
1.50%, 09/22/28 (Call 07/22/28)(a)	1,590	1,385,186
1.80%, 09/22/31 (Call 06/22/31)(a)	2,045	1,672,583
3.95%, 09/09/27 (Call 08/09/27)(a)	680	666,809
XPO Inc., 6.25%, 06/01/28 (Call 06/01/26)(b)	1,220	1,205,268
		178,878,255
Trucking & Leasing — 0.2%
DAE Funding LLC
2.63%, 03/20/25 (Call 02/20/25)(b)	1,480	1,407,228
3.38%, 03/20/28 (Call 01/20/28)(b)	630	567,035
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	605	456,294
3.10%, 06/01/51 (Call 12/01/50)(a)	440	265,686
3.25%, 03/30/25 (Call 12/30/24)	290	279,936
3.25%, 09/15/26 (Call 06/15/26)(a)	953	894,488
3.50%, 03/15/28 (Call 12/15/27)(a)	423	388,539
3.50%, 06/01/32 (Call 03/01/32)	501	416,181
3.85%, 03/30/27 (Call 12/30/26)	466	439,336
4.00%, 06/30/30 (Call 03/30/30)	630	563,275
4.50%, 03/30/45 (Call 09/30/44)	160	122,549
4.55%, 11/07/28 (Call 08/07/28)(a)	400	379,277
4.70%, 04/01/29 (Call 01/01/29)	625	596,515
4.90%, 03/15/33 (Call 12/15/32)	570	533,351
5.20%, 03/15/44 (Call 09/15/43)(a)	290	250,438
5.45%, 09/15/33 (Call 06/15/33)	385	368,370
6.05%, 03/15/34 (Call 12/15/33)	535	530,217
6.90%, 05/01/34 (Call 02/01/34)	350	368,386
Penske Truck Leasing Co. LP/PTL Finance Corp
1.20%, 11/15/25 (Call 10/15/25)(b)	937	856,165
1.70%, 06/15/26 (Call 05/15/26)(b)	1,292	1,165,599
3.35%, 11/01/29 (Call 08/01/29)(b)	593	511,617
3.40%, 11/15/26 (Call 08/15/26)(b)	903	842,652
3.95%, 03/10/25 (Call 01/10/25)(b)	956	932,612
4.00%, 07/15/25 (Call 06/15/25)(a)(b)	694	673,243
Security	Par (000)	Value

Trucking & Leasing (continued)
4.20%, 04/01/27 (Call 01/01/27)(b)	$1,032	$977,177
4.40%, 07/01/27 (Call 06/01/27)(b)	597	567,051
4.45%, 01/29/26 (Call 11/29/25)(b)	817	791,499
5.55%, 05/01/28 (Call 04/01/28)(a)(b)	780	772,253
5.70%, 02/01/28 (Call 01/01/28)(b)	800	795,543
5.75%, 05/24/26 (Call 04/24/26)(b)	525	523,112
5.88%, 11/15/27 (Call 10/15/27)(b)	490	489,509
6.05%, 08/01/28 (Call 07/01/28)(a)(b)	1,550	1,561,826
6.20%, 06/15/30 (Call 04/15/30)(b)	630	637,921
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	1,090	977,407
2.30%, 06/15/28 (Call 04/15/28)(b)	650	555,077
5.45%, 05/03/28 (Call 04/03/28)(b)	655	644,953
5.70%, 07/25/33 (Call 04/25/33)(b)	980	943,839
		24,046,156
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	590	519,926
3.38%, 01/20/27 (Call 12/20/26)	497	442,535
		962,461
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	680	557,241
2.80%, 05/01/30 (Call 02/01/30)	885	766,385
2.95%, 09/01/27 (Call 06/01/27)	977	906,471
3.00%, 12/01/26 (Call 09/01/26)	475	446,194
3.25%, 06/01/51 (Call 12/01/50)(a)	565	381,689
3.40%, 03/01/25 (Call 12/01/24)	936	911,480
3.45%, 06/01/29 (Call 03/01/29)	916	840,751
3.45%, 05/01/50 (Call 11/01/49)	709	504,429
3.75%, 09/01/28 (Call 06/01/28)	647	609,172
3.75%, 09/01/47 (Call 03/01/47)	866	657,590
4.00%, 12/01/46 (Call 06/01/46)	541	418,028
4.15%, 06/01/49 (Call 12/01/48)(a)	708	566,175
4.20%, 09/01/48 (Call 03/01/48)(a)	697	565,202
4.30%, 12/01/42 (Call 06/01/42)	456	383,445
4.30%, 09/01/45 (Call 03/01/45)	331	269,630
4.45%, 06/01/32 (Call 03/01/32)(a)	695	661,430
6.59%, 10/15/37	779	861,383
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)(a)	830	662,994
2.70%, 04/15/30 (Call 01/15/30)	819	691,482
3.35%, 04/15/50 (Call 10/15/49)(a)	477	311,911
3.57%, 05/01/29 (Call 02/01/29)	905	830,920
4.28%, 05/01/49 (Call 11/01/48)	806	617,697
5.30%, 05/01/52 (Call 11/01/51)	495	438,580
United Utilities PLC, 6.88%, 08/15/28(a)	330	351,424
		14,211,703
Total Corporate Bonds & Notes — 98.4%
(Cost: $10,567,126,097)		9,492,940,183

Foreign Government Obligations(g)

Japan — 0.0%
Development Bank of Japan Inc.
4.38%, 09/22/25(b)	120	118,414
5.13%, 09/01/26(b)	25	25,164
		143,578

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(b)	$905	$842,564

South Korea — 0.1%
Korea Electric Power Corp.
1.13%, 06/15/25(b)	632	592,296
3.63%, 06/14/25(b)	200	194,878
4.00%, 06/14/27(b)	135	129,777
5.13%, 04/23/34 (Call 04/23/24)(a)(b)	435	424,237
5.38%, 07/31/26(b)	50	50,047
5.50%, 04/06/28(b)	10	10,134
7.00%, 02/01/27 (Call 02/01/24)(a)	890	935,138
Korea Gas Corp.
1.13%, 07/13/26(b)	750	674,424
2.00%, 07/13/31(b)	495	395,363
2.25%, 07/18/26(b)	150	138,913
3.13%, 07/20/27(a)(b)	1,776	1,660,961
3.50%, 07/02/26(b)	520	497,567
3.88%, 07/13/27(b)	2,000	1,917,464
4.88%, 07/05/28(b)	25	24,781
Korea Housing Finance Corp.
4.63%, 02/24/28(b)	550	539,173
4.63%, 02/24/33(b)	683	642,734
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(a)(b)	505	458,525
3.13%, 07/25/27(b)	1,170	1,093,488
5.00%, 07/18/28(b)	55	54,660
Korea National Oil Corp.
0.88%, 10/05/25(b)	647	595,344
1.25%, 04/07/26(b)	1,000	910,636
2.38%, 04/07/31(b)	970	794,268
2.50%, 10/24/26(b)	143	132,190
2.63%, 04/18/32(b)	500	406,191
3.25%, 10/01/25(b)	450	433,157
3.38%, 03/27/27(b)	500	472,535
		14,178,881
Total Foreign Government Obligations — 0.1%
(Cost: $16,091,905)		15,165,023
Total Long-Term Investments — 98.5%
(Cost: $10,583,218,002)		9,508,105,206
Security	Shares	Value

Short-Term Securities

Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(h)(i)(j)	838,313,809	$838,732,966
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(h)(i)	4,560,000	4,560,000

Total Short-Term Securities — 8.8%
(Cost: $842,865,197)		843,292,966

Total Investments — 107.3%
(Cost: $11,426,083,199)		10,351,398,172

Liabilities in Excess of Other Assets — (7.3)%		(700,707,984)

Net Assets — 100.0%		$9,650,690,188

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.

(f)	Zero-coupon bond.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.

(h)	Affiliate of the Fund.

(i)	Annualized 7-day yield as of period end.

(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$756,319,806	$82,473,254	(a)	$—		$(37,082)	$(23,012)	$838,732,966	838,313,809	$2,856,433	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	65,729,000	—		(61,169,000	)(a)	—	—	4,560,000	4,560,000	1,952,492		—
						$(37,082)	$(23,012)	$843,292,966		$4,808,925		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$9,492,940,183	$—	$9,492,940,183
Foreign Government Obligations	—	15,165,023	—	15,165,023
Short-Term Securities
Money Market Funds	843,292,966	—	—	843,292,966
	$843,292,966	$9,508,105,206	$—	$10,351,398,172

Portfolio Abbreviation
CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
JSC	Joint Stock Company	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company